UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23344 and 811-23343

Name of Fund:  BlackRock Funds II
BlackRock Retirement Income 2030 Fund
BlackRock Retirement Income 2040 Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2022

Date of reporting period: 12/31/2022

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable

December 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Funds II
BlackRock Retirement Income 2030 Fund
BlackRock Retirement Income 2040 Fund

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended December 31, 2022, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large- and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the year as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and heightened uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. While the Fed suggested that additional rate hikes were likely, it also gave indications that the pace of increases would slow if inflation continued to subside.
The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a level more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but this prospect has not yet been fully priced in by markets. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop are likely to challenge corporate earnings, so we are underweight equities overall in the near term.
However, we see better opportunities in credit, where valuations are attractive and higher yields provide income opportunities. We believe that global investment-grade corporates, global inflation-linked bonds, and U.S.
mortgage-backed securities offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of December 31, 2022
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
2.31% (18.11)%
U.S. small cap equities
(Russell 2000
®
Index)
3.91 (20.44)
International equities (MSCI
Europe, Australasia, Far
East Index)
6.36 (14.45)
Emerging market equities
(MSCI Emerging Markets
Index)
(2.99) (20.09)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
1.32 1.47
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(5.58) (16.28)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(2.97) (13.01)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.50 (8.53)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
3.50 (11.18)
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Additional Financial Information:
Schedule of Investments (unaudited) ......................................................................................... 38
Statement of Assets and Liabilities (unaudited) ................................................................................... 115

Fund Summary
as of December 31, 2022
2022
BlackRock Annual Report to Shareholders

BlackRock Retirement Income 2030 Fund
Investment Objective
BlackRock Retirement Income 2030 Fund’s (the “Fund”) investment objective is to seek to maximize current income while decumulating the Fund’s assets to a predefined target Fund net asset value (“NAV”) per share, as a percentage of the Fund’s NAV per share at inception, over the term of the Fund.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2022, the Fund outperformed its custom benchmark, a blend of 50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond
Index.
The Fund invests substantially all of its assets in the BlackRock Multi-Asset Income Portfolio (the “Portfolio”).
What factors influenced performance?
The following discussion relates to absolute performance due to the nature of the Portfolio’s approach. The Portfolio employs an unconstrained strategy (i.e. one with flexibility to invest across all asset classes) that is managed within a risk-controlled framework and seeks to maintain a competitive yield with a risk profile less than or equal to the
50/50 custom benchmark. The Portfolio may use derivatives to manage the portfolio’s positioning and to provide an element of protection during periods of market stress.
The Portfolio’s risk-management strategies with respect to foreign currencies contributed to absolute performance, as most currencies lost ground against the U.S. dollar.
Most of the Portfolio’s allocations experienced negative absolute returns given the risk-off environment and the weak performance for both stocks and bonds. The Portfolio’s allocation to high-yield bonds was the largest detractor. Covered calls and an allocation to global equities also hurt performance, as did positions in preferred stocks and real estate investment trusts. (Covered calls involve the use of derivatives and are intended as an alternative source of income.)
The Portfolio held derivatives during the year. In addition to the currency and covered call strategies, it used U.S. Treasury futures to manage (increase) interest-rate risk.
This aspect of its strategy detracted given the downturn in the bond market. Its use of derivative strategies to manage the Portfolio’s overall equity allocation also contributed to performance.
The Fund’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Fund’s investment strategy. The distribution policy did not result in return of capital for the period. Refer to the financial highlights and income tax information sections in this report for further information about distributions.
Describe recent portfolio activity.
The investment adviser generally reduced risk over the period as both stocks and bonds experienced heightened volatility and headwinds driven by elevated inflation, higher interest rates and uncertainty about the economic outlook. The Portfolio finished 2022 with a lower weighting in stocks than it had at the start of the year.
The investment adviser reduced the Portfolio’s allocations to both high yield bonds and floating rate bank loans throughout the course of the year, which also reflected its effort to manage risk. On the other hand, the investment adviser increased the Portfolio’s allocations to higher-rated segments of the fixed-income market, such as investment-
grade corporates and high-quality collateralized loan obligations. The investment adviser believes higher-quality investments feature attractive yields for the associated risks, and it thinks they may offer upside potential after a challenging year.
The investment adviser incrementally added duration throughout 2022 as interest rates increased. (Duration is a measure of interest rate sensitivity.) While interest rates may move modestly higher, the investment adviser believed duration may offer attractive diversification and risk mitigating benefits.
Describe portfolio positioning at period end.
The Fund invested nearly the entirety of its assets in the Portfolio, while maintaining a small position in cash for operational purposes. The Portfolio was allocated across a number of diverse asset classes, including high yield corporate bonds, floating rate loans and collateralized loan obligations, global dividend stocks, equity covered calls, preferred stocks, emerging markets debt, investment-grade corporates, mortgage-backed securities, global real estate investment trusts, and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2022 (continued)

Fund Summary
BlackRock Retirement Income 2030 Fund
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on July 31, 2020
(a)
Assuming maximum sales charge, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund, indirectly through its investment in BlackRock Multi-Asset Income Portfolio ("MAI"), may invest in both equity securities (including common stock, preferred stock, securities convertible into common and preferred stock and non-convertible preferred stock) and fixed income securities (including corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations). Under normal circumstances, the Fund, indirectly through its investment in MAI, may invest up to 60% of its assets in equity securities and up to 100% of its assets in fixed-income securities. Additionally, the Fund, indirectly through its investment in MAI, may invest in structured notes that provide exposure to covered call options or other types of financial instruments.
(c)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
(d)
A broad global equity index that captures large- and mid-cap representation across certain developed markets countries.
(e)
A customized weighted index comprised of returns of 50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index.

Fund Summary
as of December 31, 2022 (continued)
2022
BlackRock Annual Report to Shareholders

BlackRock Retirement Income 2030 Fund
Performance
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
1 Year Since Inception
(b)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .................................................. 5.75% (3.36)% (11.74)% N/A 0.37% N/A
Investor A ................................................... 5.20 (5.02) (11.98) (16.60)% 0.12 (2.09)%
Bloomberg U.S. Aggregate Bond Index ............................. — — (13.01) N/A N/A (6.29)
MSCI World Index ............................................ — — (18.14) N/A N/A 6.73
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index ......... — — (15.33) N/A N/A 0.33
(a)
Assuming maximum sales charge, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on July 31, 2020.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,013.10 $ 1.27 $ 1,000.00 $ 1,023.95 $ 1.28 0.25%
Investor A ................................ 1,000.00 1,011.80 2.54 1,000.00 1,022.68 2.55 0.50
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
–% –%
Asset Type
 Percent of
Affiliated Investment
Companies
–% –%
Fixed-Income Funds ............................... 97.8%
Short-Term Securities .............................. 2.2
–% –

Fund Summary
as of December 31, 2022

Fund Summary
BlackRock Retirement Income 2040 Fund
Investment Objective
BlackRock Retirement Income 2040 Fund’s (the “Fund”) investment objective is to seek to maximize current income while decumulating the Fund’s assets to a predefined target Fund net asset value (“NAV”) per share, as a percentage of the Fund’s NAV per share at inception, over the term of the Fund.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2022, the BlackRock Retirement Income 2040 Fund outperformed its benchmark, a blend of 50% MSCI World Index/50%
Bloomberg U.S. Aggregate Bond Index.
The Fund invests substantially all of its assets in the BlackRock Multi-Asset Income Portfolio (the “Portfolio”).
What factors influenced performance?
The following discussion relates to absolute performance due to the nature of the Portfolio’s approach. The Portfolio employs an unconstrained strategy (i.e. one with flexibility to invest across all asset classes) that is managed within a risk-controlled framework and seeks to maintain a competitive yield with a risk profile less than or equal to the
50/50 custom benchmark. The Portfolio may use derivatives to manage the portfolio’s positioning and to provide an element of protection during periods of market stress.
The Portfolio’s risk-management strategies with respect to foreign currencies contributed to absolute performance, as most currencies lost ground against the U.S. dollar.
Most of the Portfolio’s allocations experienced negative absolute returns given the risk-off environment and the weak performance for both stocks and bonds. The Portfolio’s allocation to high-yield bonds was the largest detractor. Covered calls and an allocation to global equities also hurt performance, as did positions in preferred stocks and real estate investment trusts. (Covered calls involve the use of derivatives and are intended as an alternative source of income.)
The Portfolio held derivatives during the year. In addition to the currency and covered call strategies, it used U.S. Treasury futures to manage (increase) interest-rate risk.
This aspect of its strategy detracted given the downturn in the bond market. Its use of derivative strategies to manage the Portfolio’s overall equity allocation also contributed to performance.
The Fund’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Fund’s investment strategy. The distribution policy did not result in return of capital for the period. Refer to the financial highlights and income tax information sections in this report for further information about distributions.
Describe recent portfolio activity.
The investment adviser generally reduced risk over the period as both stocks and bonds experienced heightened volatility and headwinds driven by elevated inflation, higher interest rates and uncertainty about the economic outlook. The Portfolio finished 2022 with a lower weighting in stocks than it had at the start of the year.
The investment adviser reduced the Portfolio’s allocations to both high yield bonds and floating rate bank loans throughout the course of the year, which also reflected its effort to manage risk. On the other hand, the investment adviser increased the Portfolio’s allocations to higher-rated segments of the fixed-income market, such as investment-
grade corporates and high-quality collateralized loan obligations. The investment adviser believes higher-quality investments feature attractive yields for the associated risks, and it thinks they may offer upside potential after a challenging year.
The investment adviser incrementally added duration throughout 2022 as interest rates increased. (Duration is a measure of interest rate sensitivity.) While interest rates may move modestly higher, the investment adviser believed duration may offer attractive diversification and risk mitigating benefits.
Describe portfolio positioning at period end.
The Fund invested nearly the entirety of its assets in the Portfolio, while maintaining a small position in cash for operational purposes. The Portfolio was allocated across a number of diverse asset classes, including high yield corporate bonds, floating rate loans and collateralized loan obligations, global dividend stocks, equity covered calls, preferred stocks, emerging markets debt, investment-grade corporates, mortgage-backed securities, global real estate investment trusts, and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2022 (continued)
2022
BlackRock Annual Report to Shareholders

BlackRock Retirement Income 2040 Fund
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on July 31, 2020.
(a)
Assuming maximum sales charge, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund, indirectly through its investment in BlackRock Multi-Asset Income Portfolio (“MAI”), may invest in both equity securities (including common stock, preferred stock, securities convertible into common and preferred stock and non-convertible preferred stock) and fixed income securities (including corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations). Under normal circumstances, the Fund, indirectly through its investment in MAI, may invest up to 60% of its assets in equity securities and up to 100% of its assets in fixed-income securities. Additionally, the Fund, indirectly through its investment in MAI, may invest in structured notes that provide exposure to covered call options or other types of financial instruments.
(c)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
(d)
A broad global equity index that captures large- and mid-cap representation across certain developed markets countries.
(e)
A customized weighted index comprised of returns of 50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index.

Fund Summary
as of December 31, 2022 (continued)

Fund Summary
BlackRock Retirement Income 2040 Fund
Performance
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See "Disclosure of Expenses" for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
1 Year Since Inception
(b)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .................................................. 5.75% (4.05)% (11.57)% N/A 0.47% N/A
Investor A ................................................... 5.20 (4.05) (11.78) (16.41)% 0.22 (1.99)%
Bloomberg U.S. Aggregate Bond Index ............................. — — (13.01) N/A N/A (6.29)
MSCI World Index ............................................ — — (18.14) N/A N/A 6.73
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index ......... — — (15.33) N/A N/A 0.33
(a)
Assuming maximum sales charge, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on July 31, 2020.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,014.60 $ 1.27 $ 1,000.00 $ 1,023.95 $ 1.28 0.25%
Investor A ................................ 1,000.00 1,013.30 2.54 1,000.00 1,022.68 2.55 0.50
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
–% –%
Asset Type
 Percent of
Affiliated Investment
Companies
–% –%
Fixed-Income Funds ............................... 97.6%
Short-Term Securities .............................. 2.4
–% –

About Fund Performance
2022
BlackRock Annual Report to Shareholders

Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  5.25 % and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BlackRock Retirement Income 2030 Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security Shares Value
Investment Companies
Fixed-Income Funds — 98.2%
BlackRock Multi-Asset Income Portfolio, Class
K Shares
(a)
..................... 463,224 $ 4,419,153
Total Long-Term Investments — 98.2%
(Cost: $4,904,542) ............................... 4,419,153
Security Shares Value
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.03%
(a)(b)
.................. 98,504 $ 98,504
Total Short-Term Securities — 2.2%
(Cost: $98,504) ................................. 98,504
Total Investments — 100.4%
(Cost: $5,003,046)
(c)
.............................. 4,517,657
Liabilities in Excess of Other Assets — (0.4) % ............ (19,645)
Net Assets — 100.0% .............................. $ 4,498,012
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
(c)
Cost for U.S. federal income tax purposes.
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 113,760 $ — $ (15,256)
(a)
$ — $ — $ 98,504 98,504 $ 1,633 $ —
BlackRock Multi-Asset Income
Portfolio, Class K Shares ... 5,217,643 100,002 (65,004) (13,446) (820,042) 4,419,153 463,224 228,606 5,991
$ (13,446) $ (820,042) $ 4,517,657 $ 230,239 $ 5,991
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 4,419,153 $ — $ — $ 4,419,153
Short-Term Securities
Money Market Funds ...................................... 98,504 — — 98,504
$ 4,517,657 $ — $ — $ 4,517,657

2022
BlackRock Annual Report to Shareholders
BlackRock Retirement Income 2040 Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security Shares Value
Investment Companies
Fixed-Income Funds — 97.9%
BlackRock Multi-Asset Income Portfolio, Class
K Shares
(a)
..................... 451,571 $ 4,307,987
Total Long-Term Investments — 97.9%
(Cost: $4,791,168) ............................... 4,307,987
Security Shares Value
Short-Term Securities
Money Market Funds — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.03%
(a)(b)
.................. 104,980 $ 104,980
Total Short-Term Securities — 2.4%
(Cost: $104,980) ................................ 104,980
Total Investments — 100.3%
(Cost: $4,896,148)
(c)
.............................. 4,412,967
Liabilities in Excess of Other Assets — (0.3) % ............ (12,260)
Net Assets — 100.0% .............................. $ 4,400,707
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
(c)
Cost for U.S. federal income tax purposes.
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 121,830 $ — $ (16,850)
(a)
$ — $ — $ 104,980 104,980 $ 1,166 $ —
BlackRock Multi-Asset Income
Portfolio, Class K Shares ... 5,170,096 — (36,996) (4,851) (820,262) 4,307,987 451,571 226,276 5,841
$ (4,851) $ (820,262) $ 4,412,967 $ 227,442 $ 5,841
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 4,307,987 $ — $ — $ 4,307,987
Short-Term Securities
Money Market Funds ...................................... 104,980 — — 104,980
$ 4,412,967 $ — $ — $ 4,412,967

Statements of Assets and Liabilities
December 31, 2022

Financial Statements
See notes to financial statements.
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
ASSETS
Investments, at value — affiliated
(a)
........................................................................... $ 4,517,657 $ 4,412,967
Receivables: – –
Dividends — affiliated .................................................................................. 22,731 22,183
From the Manager .................................................................................... 39,690 41,278
Prepaid expenses ...................................................................................... 15,880 15,891
Total assets ..........................................................................................
4,595,958 4,492,319
LIABILITIES
Payables: – –
Accounting services fees ................................................................................ 23,867 23,867
Capital shares redeemed ................................................................................ — 122
Custodian fees ....................................................................................... 853 734
Income dividend distributions ............................................................................. 28,868 22,953
Trustees' and Officer's fees .............................................................................. 73 73
Printing and postage fees ............................................................................... 7,536 7,435
Professional fees ..................................................................................... 34,800 34,472
Transfer agent fees ................................................................................... 910 908
Other accrued expenses ................................................................................ 1,039 1,048
Total liabilities .........................................................................................
97,946 91,612
NET ASSETS .........................................................................................
$ 4,498,012 $ 4,400,707
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 4,996,847 $ 4,888,739
Accumulated loss ...................................................................................... (498,835) (488,032)
NET ASSETS .........................................................................................
$ 4,498,012 $ 4,400,707
(a)
  Investments, at cost — affiliated ........................................................................... $ 5,003,046 $ 4,896,148

Statements of Assets and Liabilities
(continued)
December 31, 2022
2022
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
NET ASSET VALUE
Institutional
Net assets ...........................................................................................
$ 4,267,478 $ 4,278,600
Shares outstanding ....................................................................................
50,629 48,743
Net asset value .......................................................................................
$ 84.29 $ 87.78
Shares authorized .....................................................................................
Unlimited Unlimited
Par value ...........................................................................................
$ 0.001 $ 0.001
Investor A
Net assets ...........................................................................................
$ 230,534 $ 122,107
Shares outstanding ....................................................................................
2,735 1,391
Net asset value .......................................................................................
$ 84.29 $ 87.78
Shares authorized .....................................................................................
Unlimited Unlimited
Par value ...........................................................................................
$ 0.001 $ 0.001

Statements of Operations
December 31, 2022

Financial Statements
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
INVESTMENT INCOME – –
Dividends — affiliated .................................................................................. $ 230,239 $ 227,442
Total investment income ..................................................................................
230,239 227,442
EXPENSES
Professional ........................................................................................ 94,571 95,960
Accounting services ................................................................................... 48,199 47,073
Registration ........................................................................................ 38,000 38,000
Printing and postage .................................................................................. 26,717 26,615
Trustees and Officer ................................................................................... 5,522 5,522
Investment advisory ................................................................................... 4,708 4,671
Administration ...................................................................................... 2,001 1,985
Custodian .......................................................................................... 1,652 1,483
Transfer agent — class specific ........................................................................... 1,121 824
Administration — class specific ........................................................................... 941 934
Service and distribution — class specific ..................................................................... 630 325
Miscellaneous ....................................................................................... 6,683 6,432
Total expenses ........................................................................................
230,745 229,824
Less: – –
Fees waived and/or reimbursed by the Manager ................................................................ (214,294) (214,096)
Administration fees waived .............................................................................. (2,001) (1,985)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................... (1,111) (807)
Administration fees waived by the Manager — class specific ........................................................ (941) (934)
Total expenses after fees waived and/or reimbursed ...............................................................
12,398 12,002
Net investment income ...................................................................................
217,841 215,440
REALIZED AND UNREALIZED GAIN (LOSS) $ (827,495) $ (819,272)
Net realized gain (loss) from:
Investments — affiliated .............................................................................. $ (13,446) $ (4,851)
Capital gain distributions from underlying funds — affiliated ....................................................... 5,991 5,841
(7,455) 990
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated .............................................................................. (820,042) (820,262)
Net realized and unrealized loss .............................................................................
(827,497) (819,272)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................
$ (609,656) $ (603,832)
See notes to financial statements.

Statements of Changes in Net Assets

2022
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Retirement Income 2030 Fund BlackRock Retirement Income 2040 Fund
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/22
Year Ended
12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 217,841 $ 206,338 $ 215,440 $ 207,083
Net realized gain (loss) .................................................... (7,455) 68,139 990 65,587
Net change in unrealized appre ciation (depreciation) ................................ (820,042) 76,860 (820,262) 78,865
Net increase (decrease) in net assets resulting from operations ...........................
(609,656) 351,337 (603,832) 351,535
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income and net realized gain:
  Institutional ........................................................... (212,227) (270,105) (215,371) (270,356)
  Investor A ............................................................ (11,605) (9,098) (5,910) (7,330)
Return of capital: – – – –
  Institutional ........................................................... (130,437) (96,534) (58,464) (22,227)
  Investor A ............................................................ (7,133) (3,251) (1,604) (603)
Decrease in net assets resulting from distributions to shareholders .........................
(361,402) (378,988) (281,349) (300,516)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
139,044 150,021 (7,380) 20,478
NET ASSETS
Total increase (decrease) in net assets ........................................... (832,014) 122,370 (892,561) 71,497
Beginning of year ..........................................................
5,330,026 5,207,656 5,293,268 5,221,771
End of year ..............................................................
$ 4,498,012 $ 5,330,026 $ 4,400,707 $ 5,293,268
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Retirement Income 2030 Fund
Institutional
Year Ended
12/31/22
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period ..........................................................
$ 103.18  $ 103.74  $ 100.00
Net investment income
(b)
..................................................................
4.20  4.09  1.69
Net realized and unrealized gain (loss) .........................................................
(16.13) 2.85  5.14
Net increase (decrease) from investment operations ................................................. (11.93) 6.94  6.83
Distributions
(c)
– – –
From net investment income ...............................................................
(4.31) (5.42) (1.74)
From net realized gain ....................................................................
—  (0.11) —
Return of capital ........................................................................ (2.65) (1.97) (1.35)
Total distributions ........................................................................ (6.96) (7.50) (3.09)
Net asset value, end of period ............................................................... $ 84.29  $ 103.18  $ 103.74
Total Return
(d)
— — —
Based on net asset value ................................................................... (11.74)% 6.87% 6.96%
(e)
Ratios to Average Net Assets
(f)
Total expenses ..........................................................................
4.87% 5.91% 3.86%
(g)(h)
Total expenses after fees waived and/or reimbursed .................................................
0.25% 0.25% 0.25%
(g)
Net investment income ....................................................................
4.64% 3.92% 4.05%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................... $ 4,267  $ 5,044  $ 5,070
Portfolio turnover rate ...................................................................... 1% 5% 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.72%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

BlackRock Retirement Income 2030 Fund
Investor A
Year Ended
12/31/22
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period ..........................................................
$ 103.19  $ 103.74  $ 100.00
Net investment income
(b)
..................................................................
3.97  3.76  1.63
Net realized and unrealized gain (loss) .........................................................
(16.14) 2.93  5.10
Net increase (decrease) from investment operations ................................................. (12.17) 6.69  6.73
Distributions
(c)
– – –
From net investment income ...............................................................
(4.17) (5.22) (1.67)
From net realized gain ....................................................................
—  (0.11) —
Return of capital ........................................................................ (2.56) (1.91) (1.32)
Total distributions ........................................................................ (6.73) (7.24) (2.99)
Net asset value, end of period ............................................................... $ 84.29  $ 103.19  $ 103.74
Total Return
(d)
— — —
Based on net asset value ................................................................... (11.98)% 6.62% 6.86%
(e)
Ratios to Average Net Assets
(f)
Total expenses ..........................................................................
5.40% 6.58% 4.13%
(g)(h)
Total expenses after fees waived and/or reimbursed .................................................
0.50% 0.50% 0.50%
(g)
Net investment income ....................................................................
4.39% 3.61% 3.93%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................... $ 231  $ 286  $ 137
Portfolio turnover rate ...................................................................... 1% 5% 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.00%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Retirement Income 2040 Fund
Institutional
Year Ended
12/31/22
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period ..........................................................
$ 105.46  $ 104.44  $ 100.00
Net investment income
(b)
..................................................................
4.31  4.14  1.71
Net realized and unrealized gain (loss) .........................................................
(16.36) 2.88  5.21
Net increase (decrease) from investment operations ................................................. (12.05) 7.02  6.92
Distributions
(c)
– – –
From net investment income ...............................................................
(4.43) (5.47) (1.76)
From net realized gain ....................................................................
—  (0.07) (0.04)
Return of capital ........................................................................ (1.20) (0.46) (0.68)
Total distributions ........................................................................ (5.63) (6.00) (2.48)
Net asset value, end of period ............................................................... $ 87.78  $ 105.46  $ 104.44
Total Return
(d)
— — —
Based on net asset value ................................................................... (11.57)% 6.87% 7.02%
(e)
Ratios to Average Net Assets
(f)
Total expenses ..........................................................................
4.91% 5.88% 3.88%
(g)(h)
Total expenses after fees waived and/or reimbursed .................................................
0.25% 0.25% 0.25%
(g)
Net investment income ....................................................................
4.62% 3.91% 4.07%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................... $ 4,279  $ 5,146  $ 5,078
Portfolio turnover rate ...................................................................... — % — % 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.78%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

BlackRock Retirement Income 2040 Fund
Investor A
Year Ended
12/31/22
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period ..........................................................
$ 105.45  $ 104.43  $ 100.00
Net investment income
(b)
..................................................................
4.08  3.87  1.63
Net realized and unrealized gain (loss) .........................................................
(16.36) 2.89  5.17
Net increase (decrease) from investment operations ................................................. (12.28) 6.76  6.80
Distributions
(c)
– – –
From net investment income ...............................................................
(4.24) (5.23) (1.67)
From net realized gain ....................................................................
—  (0.07) (0.04)
Return of capital ........................................................................ (1.15) (0.44) (0.66)
Total distributions ........................................................................ (5.39) (5.74) (2.37)
Net asset value, end of period ............................................................... $ 87.78  $ 105.45  $ 104.43
Total Return
(d)
— — —
Based on net asset value ................................................................... (11.78)% 6.60% 6.90%
(e)
Ratios to Average Net Assets
(f)
Total expenses ..........................................................................
5.29% 6.35% 4.16%
(g)(h)
Total expenses after fees waived and/or reimbursed .................................................
0.50% 0.50% 0.50%
(g)
Net investment income ....................................................................
4.37% 3.66% 3.93%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................... $ 122  $ 147  $ 144
Portfolio turnover rate ...................................................................... — % — % 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.06%.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund seeks to achieve its investment objective by investing primarily in BlackRock Multi-Asset Income Portfolio ("Multi-Asset Income"). The unaudited Schedule of
Investments and Statement of Assets and Liabilities as of December 31, 2022 for Multi-Asset Income are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. Multi-Asset Income’s audited financial statements as of July 31, 2022 are available, without charge, on the U.S. Securities and Exchange
Commission’s (“SEC’s”) website at www.sec.gov.
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.
Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The Funds intend to make monthly cash distributions to shareholders, which may consist of net investment income, and net realized and unrealized gains on investments and/or return of capital.
The character of distributions is determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds a Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a non-taxable return of capital. See Income Tax Information note for the tax character of each Fund’s distributions paid during the period.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Retirement Income 2030 Fund ........................................ Retirement Income 2030 Diversified
BlackRock Retirement Income 2040 Fund ........................................ Retirement Income 2040 Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charges
("CDSC")
Conversion Privilege
Institutional Shares ........................................... No No None
Investor A Shares ............................................ Yes No
(a)
None

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust , on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
Service and Distribution Fees: The Trust , on behalf of  each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended December 31, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.100%
$1 billion - $3 billion ..................................................................................................... 0.094
$3 billion - $5 billion ..................................................................................................... 0.090
$5 billion - $10 billion .................................................................................................... 0.087
Greater than $10 billion ................................................................................................... 0.085
Share Class Service Fees
Investor A .............................................................................................................. 0.25%
Fund Name Investor A
Retirement Income 2030 ..................................................................................................... $ 630
Retirement Income 2040 ..................................................................................................... 325

Notes to Financial Statements
(continued)

Notes to Financial Statements
Administration: The Trust, on behalf of  each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended December 31, 2022, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  year  ended December 31, 2022, the Funds  did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2022, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended December 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2022, the amounts waived were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended December 31, 2022, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Fund Name Institutional Investor A Total
Retirement Income 2030 ................................................................................ $ 890 $ 51 $ 941
Retirement Income 2040 ................................................................................ 908 26 934
Fund Name Institutional Investor A Total
Retirement Income 2030 ............................................................................. $ 36 $ 24 $ 60
Retirement Income 2040 ............................................................................. 36 25 61
Fund Name Institutional Investor A Total
Retirement Income 2030 ................................................................................ $ 351 $ 770 $ 1,121
Retirement Income 2040 ................................................................................ 641 183 824
Fund Name Amounts Waived
Retirement Income 2030 ................................................................................................ $ 55
Retirement Income 2040 ................................................................................................ 50
Fund Name Institutional Investor A
Retirement Income 2030 ......................................................................................... 0.25% 0.50%
Retirement Income 2040 ......................................................................................... 0.25 0.50
Fund Name
Retirement Income 2030 .................................................................................................... $ 214,239
Retirement Income 2040 .................................................................................................... 214,046

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

The following Funds also had a waiver of administration fees, which are included in administration fees waived in the Statements of Operations. For the year ended December
31, 2022, the amounts were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended December 31, 2022, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective July, 31, 2027, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund's contractual caps on net expenses will be terminated.
As of December 31, 2022, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on
December 31, 2022:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any
Fund Name
Retirement Income 2030 .................................................................................................... $ 2,001
Retirement Income 2040 .................................................................................................... 1,985
Fund Name/Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Retirement Income 2030
Institutional .................................................................................... $ 890 $ 341
Investor A ..................................................................................... 51 770
$ 941 $ 1,111
Retirement Income 2040
Institutional .................................................................................... 908 625
Investor A ..................................................................................... 26 18 2
$ 934 $ 80 7
Expiring December 31,
2023 2024
Retirement Income 2030
...........................................................................
Fund Level
...................................................................................
$ 298,123 $ 216,240
Institutional
..................................................................................
1,343 1,231
Investor A
...................................................................................
369 821
Retirement Income 2040
Fund Level
...................................................................................
297,790 216,031
Institutional
..................................................................................
1,367 1,533
Investor A
...................................................................................
353 208
Retirement Income 2030
...........................................................................................
Fund Level
...................................................................................................
$ 116,955
Institutional
..................................................................................................
475
Investor A
...................................................................................................
238
Retirement Income 2040
Fund Level
...................................................................................................
118,455
Institutional
..................................................................................................
475
Investor A
...................................................................................................
239

Notes to Financial Statements
(continued)

Notes to Financial Statements
lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2022, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust's Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
5. PURCHASES AND SALES
For the year ended December 31, 2022, purchases and sales of investments in the underlying funds, excluding short-term securities, were as follows:
6. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2022, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
As of December 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Other Securities
Fund Name Purchases Sales
Retirement Income 2030 ................................................................................. $ 100,000 $ 65,003
Retirement Income 2040 ................................................................................. — 36,997
Fund Name
Year Ended
12/31/22
Year Ended
12/31/21
Retirement Income 2030
Ordinary income ........................................................................................... $ 223,832 $ 279,203
Return of capital ........................................................................................... 137,570 99,785
$ 361,402 $ 378,988
Retirement Income 2040
Ordinary income ........................................................................................... $ 221,281 $ 277,686
Return of capital ........................................................................................... 60,068 22,830
$ 281,349 $ 300,516
Fund Name
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses) Total
Retirement Income 2030 ...................................................................... $ (13,446) $ (485,389) $ (498,835)
Retirement Income 2040 ...................................................................... (4,851) (483,181) (488,032)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Retirement Income 2030 ............................................ $ 5,003,046 $ – $ (485,389) $ (485,389)
Retirement Income 2040 ............................................ 4,896,148 – (483,181) (483,181)

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

7. BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2022, the Funds did not borrow under the credit agreement.
8.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen.
An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund's portfolio are disclosed in its Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

Notes to Financial Statements
(continued)

Notes to Financial Statements
9. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of December 31, 2022, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
12/31/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
Retirement Income 2030
Institutional
Shares sold ..........................................
3,665 $ 305,462 1,648 $ 171,281
Shares redeemed ......................................
(1,924) (163,700) (1,636) (170,000)
1,741 $ 141,762 12 $ 1,281
Investor A
Shares sold ..........................................
42 $ 3,658 1,491 $ 153,669
Shares redeemed ......................................
(74) (6,376) (48) (4,929)
(32) $ (2,718) 1,443 $ 148,740
1,709 $ 139,044 1,455 $ 150,021
Retirement Income 2040
Institutional
Shares sold ..........................................
519 $ 44,325 182 $ 19,224
Shares redeemed ......................................
(578) (51,574) — —
(59) $ (7,249) 182 $ 19,224
Investor A
Shares sold ..........................................
3 $ 333 12 $ 1,254
Shares redeemed ......................................
(5) (464) — —
(2) $ (131) 12 $ 1,254
(61) $ (7,380) 194 $ 20,478
Institutional Investor A
Retirement Income 2030 ......................................................................................... $ 48,676 $ 1,324
Retirement Income 2040 ......................................................................................... 48,619 1,381

Report of Independent Registered Public Accounting Firm
2022
BlackRock Annual Report to Shareholders

To the Board of Trustees of
BlackRock Funds II and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the series constituting BlackRock Funds II, hereafter collectively referred to as the “Funds”) as of December 31, 2022, the related statements of operations for the year ended December
31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2023
We have served as the auditor of one or more BlackRock investment companies since 2000.
BlackRock Retirement Income 2030 Fund
BlackRock Retirement Income 2040 Fund

Important Tax Information (Unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended December 31,
2022:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended December 31,
2022:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2022 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2022:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2022:
Fund Name
Qualified Dividend
Income
Retirement Income 2030 .............................................................................................. $ 46,188
Retirement Income 2040 .............................................................................................. 45,717
Fund Name
Qualified Business
Income
Retirement Income 2030 .............................................................................................. $ 2,067
Retirement Income 2040 .............................................................................................. 2,049
Fund Name
Dividends-Received
Deduction
Retirement Income 2030 .............................................................................................. 6.49%
Retirement Income 2040 .............................................................................................. 6.50
Fund Name Interest Dividends
Retirement Income 2030 .............................................................................................. $ 151,401
Retirement Income 2040 .............................................................................................. 149,595
Fund Name
Interest-Related
Dividends
Retirement Income 2030 .............................................................................................. $ 86,295
Retirement Income 2040 .............................................................................................. 85,082

Statement Regarding Liquidity Risk Management Program
2022
BlackRock Annual Report to Shareholders

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds II (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Retirement Income 2030 Fund and BlackRock Retirement Income 2040 Fund (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 8-9, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s
Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the
Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Trustee and Officer Information

Trustee and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Mark Stalnecker
1951
Chair of the Board
and Trustee
(Since 2019)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
28 RICs consisting of 164 Portfolios None
Susan J. Carter
1956
Trustee
(Since 2019)
Trustee, Financial Accounting Foundation from 2017 to
2021; Advisory Board Member, Center for Private Equity and
Entrepreneurship at Tuck School of Business from 1997 to 2021;
Director, Pacific Pension Institute from 2014 to 2018; Senior
Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in
2015; Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory Board
Member, Girls Who Invest from 2015 to 2018 and Board Member
thereof since 2018; Advisory Board Member, Bridges Fund
Management since 2016; Practitioner Advisory Board Member,
Private Capital Research Institute ("PCRI") since 2017; Lecturer in the Practice of Management, Yale School of Management
since 2019; Advisor to Finance Committee, Altman Foundation
since 2020; Investment Committee Member, Tostan since 2021.
28 RICs consisting of 164 Portfolios None
Collette Chilton
1958
Trustee
(Since 2019)
Chief Investment Officer, Williams College since 2006; Chief
Investment Officer, Lucent Asset Management Corporation from
1998 to 2006; Director, Boys and Girls Club of Boston since
2017; Director, B1 Capital since 2018; Director, David and Lucile
Packard Foundation since 2020.
28 RICs consisting of 164 Portfolios None
Neil A. Cotty
1954
Trustee
(Since 2019)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
28 RICs consisting of 164 Portfolios None
Lena G. Goldberg
1949
Trustee
(Since 2016)
Director, Charles Stark Draper Laboratory, Inc. from 2013 to
2021; Senior Lecturer, Harvard Business School from 2008 to
2021; FMR LLC/Fidelity Investments (financial services) from
1996 to 2008, serving in various senior roles including Executive
Vice President - Strategic Corporate Initiatives and Executive
Vice President and General Counsel; Partner, Sullivan &
Worcester LLP from 1985 to 1996 and Associate thereof from
1979 to 1985.
28 RICs consisting of 164 Portfolios None
Henry R. Keizer
1956
Trustee
(Since 2016)
Director, Park Indemnity Ltd. (captive insurer) since 2010;
Director, MUFG Americas Holdings Corporation and MUFG Union
Bank, N.A. (financial and bank holding company) from 2014 to
2016; Director, American Institute of Certified Public Accountants
from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG
International in 2012, Deputy Chairman and Chief Operating
Officer thereof from 2010 to 2012 and U.S. Vice Chairman of
Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI
(consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.
28 RICs consisting of 164 Portfolios Hertz Global Holdings (car rental) from 2015 to 2021;
GrafTech International Ltd.
(materials manufacturing);
WABCO (commercial
vehicle safety systems)
from 2015 to 2020; Sealed
Air Corp. (packaging) from
2015 to 2021
Cynthia A. Montgomery
1952
Trustee
(Since 2019)
Professor, Harvard Business School since 1989. 28 RICs consisting of 164 Portfolios None

Trustee and Officer Information
(continued)
2022
BlackRock Annual Report to Shareholders

Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Donald C. Opatrny
1952
Trustee
(Since 2015)
Director, Athena Capital Advisors LLC (investment management firm) from 2013 to 2020; Trustee, Vice Chair, Member of the
Executive Committee and Chair of the Investment Committee,
Cornell University from 2004 to 2019; President and Trustee, the
Center for the Arts, Jackson Hole from 2011 to 2018; Member
of the Board and Investment Committee, University School from
2007 to 2018; Trustee, Artstor (a Mellon Foundation affiliate)
from 2010 to 2015; Member of the Investment Committee, Mellon
Foundation from 2009 to 2015; President, Trustee and Member
of the Investment Committee, The Aldrich Contemporary Art
Museum from 2007 to 2014; Trustee and Chair of the Investment
Committee, Community Foundation of Jackson Hole since
2014; Member of Affordable Housing Supply Board of Jackson,
Wyoming since 2017; Member, Investment Funds Committee,
State of Wyoming since 2017; Trustee, Phoenix Art Museum
since 2018; Trustee, Arizona Community Foundation and
Member of Investment Committee since 2020.
28 RICs consisting of 164 Portfolios None
Joseph P. Platt
1947
Trustee
(Since 2019)
General Partner, Thorn Partners, LP (private investments) since
1998; Director, WQED Multi-Media (public broadcasting not-for-
profit) since 2001; Chair, Basic Health International (non-profit)
since 2015.
28 RICs consisting of 164 Portfolios Greenlight Capital Re, Ltd.
(reinsurance company);
Consol Energy Inc.
Kenneth L. Urish
1951
Trustee
(Since 2019)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
founding in 2001; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007; Member, Advisory Board, ESG Competent Boards
since 2020.
28 RICs consisting of 164 Portfolios None
Claire A. Walton
1957
Trustee
(Since 2019)
Chief Operating Officer and Chief Financial Officer of Liberty
Square Asset Management, LP from 1998 to 2015; General
Partner of Neon Liberty Capital Management, LLC since 2003;
Director, Boston Hedge Fund Group from 2009 to 2018; Director,
Woodstock Ski Runners since 2013; Director, Massachusetts
Council on Economic Education from 2013 to 2015.
28 RICs consisting of 164 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)

Trustee and Officer Information
Interested Trustees
(a)(d)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are "interested persons," as defined in the 1940 Act, serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. In addition, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustees joined the Board, certain Independent Trustees first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Susan J. Carter, 2016; Collette Chilton, 2015; Neil A. Cotty, 2016; Cynthia A. Montgomery, 1994; Joseph
P. Platt, 1999; Mark Stalnecker, 2015; Kenneth L. Urish, 1999; Claire A. Walton, 2016.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
98 RICs consisting of 266 Portfolios None
John M. Perlowski
(e)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
100 RICs consisting of 268 Portfolios None

Trustee and Officer Information
(continued)
2022
BlackRock Annual Report to Shareholders

Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust's Trustees and Officers is available in the Trust's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective December 31, 2022, Joseph P. Platt retired as a Trustee of the Trust.

Additional Information

Additional Information
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2022
BlackRock Annual Report to Shareholders

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania 19103
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, Delaware 19809

Additional Financial Information
Schedule of Investments (UNAUDITED)
December 31, 2022
Statement of Assets and Liabilities (UNAUDITED)
December 31, 2022
BlackRock Funds II
BlackRock Multi-Asset Income Portfolio

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 2 Ltd.
(a)(b)
Series 2021-2A, Class A, (LIBOR USD 3
Month + 1.10%), 5.18%, 04/15/34 ... USD 15,000 $ 14,570,218
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.35%), 7.43%, 04/15/34 ... 1,000 923,997
Accredited Mortgage Loan Trust, Series
2004-4, Class M2, (LIBOR USD 1 Month +
1.58%), 4.65%, 01/25/35
(a)
.......... 540 514,574
AGL CLO 17 Ltd.
(a)(b)
Series 2022-17A, Class C, (3 Month CME
Term SOFR + 2.10%), 6.09%, 01/21/35 1,500 1,393,126
Series 2022-17A, Class E, (3 Month CME
Term SOFR + 6.35%), 10.34%, 01/21/35 1,000 862,299
AGL CLO 3 Ltd., Series 2020-3A, Class C,
(LIBOR USD 3 Month + 2.15%), 6.23%,
01/15/33
(a)(b)
.................... 2,000 1,876,976
AGL CLO 5 Ltd., Series 2020-5A, Class A1R,
(LIBOR USD 3 Month + 1.16%), 5.40%,
07/20/34
(a)(b)
.................... 4,000 3,904,540
AIG CLO LLC
(a)(b)
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 6.29%, 04/20/32 ... 2,500 2,356,044
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 7.34%, 04/20/32 ... 1,000 915,683
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 6.08%, 04/15/34 ... 4,000 3,726,290
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.00%), 7.08%, 04/15/34 ... 3,100 2,827,540
Series 2021-2A, Class B, (LIBOR USD 3
Month + 1.75%), 5.99%, 07/20/34 ... 14,000 13,491,316
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.00%), 6.24%, 07/20/34 ... 5,000 4,711,540
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.05%), 7.29%, 07/20/34 ... 2,500 2,261,404
Series 2021-2A, Class E, (LIBOR USD 3
Month + 6.50%), 10.74%, 07/20/34 ... 1,325 1,193,332
Series 2021-3A, Class B, (LIBOR USD 3
Month + 1.75%), 6.11%, 01/25/35 ... 5,000 4,806,369
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.05%), 6.41%, 01/25/35 ... 3,000 2,811,161
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.10%), 7.46%, 01/25/35 ... 1,000 929,383
AIG CLO Ltd., Series 2019-2A, Class AR,
(LIBOR USD 3 Month + 1.10%), 5.46%,
10/25/33
(a)(b)
.................... 7,300 7,154,134
AIMCO CLO
(a)(b)
Series 2015-AA, Class BR2, (LIBOR USD 3
Month + 1.60%), 5.68%, 10/17/34 ... 1,500 1,430,889
Series 2015-AA, Class CR2, (LIBOR USD 3
Month + 2.00%), 6.08%, 10/17/34 ... 3,000 2,820,180
Series 2015-AA, Class DR2, (LIBOR USD 3
Month + 3.05%), 7.13%, 10/17/34 ... 4,500 4,182,196
AIMCO CLO 10 Ltd.
(a)(b)
Series 2019-10A, Class CR, (LIBOR USD 3
Month + 1.90%), 6.22%, 07/22/32 ... 7,500 7,059,255
Series 2019-10A, Class DR, (LIBOR USD 3
Month + 2.90%), 7.22%, 07/22/32 ... 3,500 3,326,987
AIMCO CLO 11 Ltd., Series 2020-11A, Class
CR, (LIBOR USD 3 Month + 2.00%), 6.08%,
10/17/34
(a)(b)
.................... 4,500 4,209,153
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (LIBOR USD 3 Month + 1.95%), 6.03%,
10/17/34
(a)(b)
.................... 1,500 1,398,281
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
AIMCO CLO Ltd., Series 2020-12A, Class
BR, (3 Month CME Term SOFR + 1.70%),
5.56%, 01/17/32
(a)(b)
............... USD 10,000 $ 9,692,420
Ajax Mortgage Loan Trust
(b)
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
5 4,948
Series 2018-F, Class C, 0.00%, 11/25/58 . 77 50,184
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (LIBOR USD 3 Month + 2.15%), 6.43%,
10/21/28
(a)(b)
.................... 1,300 1,259,407
Allegro CLO VI Ltd., Series 2017-2A, Class
B, (LIBOR USD 3 Month + 1.50%), 5.58%,
01/17/31
(a)(b)
.................... 1,000 949,782
Allegro CLO VII Ltd., Series 2018-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 5.73%,
06/13/31
(a)(b)
.................... 1,000 944,536
Allegro CLO XI Ltd., Series 2019-2A, Class
A1A, (LIBOR USD 3 Month + 1.39%),
5.62%, 01/19/33
(a)(b)
............... 2,000 1,964,113
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 5.93%, 10/15/29
(a)(b)
3,500 3,401,547
AMMC CLO 21 Ltd., Series 2017-21A, Class
A, (LIBOR USD 3 Month + 1.25%), 5.71%,
11/02/30
(a)(b)
.................... 1,750 1,726,026
AMSR Trust
(b)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 .................... 10,250 9,370,427
Series 2020-SFR1, Class F, 3.57%,
04/17/37 .................... 19,850 18,172,977
Series 2020-SFR1, Class G, 4.31%,
04/17/37 .................... 7,500 6,879,254
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 .................... 3,441 3,064,059
Series 2021-SFR3, Class F, 3.23%,
10/17/38 .................... 11,000 9,172,338
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class CR, (LIBOR USD 3 Month +
2.30%), 6.62%, 07/22/32
(a)(b)
......... 700 659,871
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class AR, (LIBOR USD 3 Month +
1.20%), 5.44%, 07/20/34
(a)(b)
......... 7,000 6,792,116
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (LIBOR USD 3 Month +
1.15%), 5.23%, 04/15/34
(a)(b)
......... 1,000 974,980
Anchorage Capital CLO 20 Ltd.
(a)(b)
Series 2021-20A, Class A1, (LIBOR USD 3
Month + 1.20%), 5.44%, 01/20/35 ... 1,300 1,264,930
Series 2021-20A, Class B, (LIBOR USD 3
Month + 1.80%), 6.04%, 01/20/35 ... 1,500 1,427,138
Anchorage Capital CLO 3-R Ltd.
(a)(b)
Series 2014-3RA, Class B, (LIBOR USD 3
Month + 1.50%), 5.87%, 01/28/31 ... 3,400 3,313,193
Series 2014-3RA, Class C, (LIBOR USD 3
Month + 1.85%), 6.22%, 01/28/31 ... 1,250 1,163,352
Anchorage Capital CLO 4-R Ltd.
(a)(b)
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 6.22%, 01/28/31 ... 600 560,517
Series 2014-4RA, Class D, (LIBOR USD 3
Month + 2.60%), 6.97%, 01/28/31 ... 2,250 1,990,130
Anchorage Capital CLO 5-R Ltd., Series
2014-5RA, Class C, (LIBOR USD 3 Month +
1.85%), 5.93%, 01/15/30
(a)(b)
......... 1,850 1,778,725
Anchorage Capital CLO 9 Ltd., Series 2016-9A,
Class BR2, (LIBOR USD 3 Month + 1.75%),
5.83%, 07/15/32
(a)(b)
............... 1,000 960,963

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital CLO Ltd.
(a)(b)
Series 2018-1RA, Class E, (LIBOR USD 3
Month + 5.50%), 9.44%, 04/13/31 ... USD 1,500 $ 1,273,870
Series 2018-10A, Class A1A, (LIBOR USD 3
Month + 1.20%), 5.28%, 10/15/31 ... 7,650 7,527,602
Series 2018-10A, Class B, (LIBOR USD 3
Month + 1.75%), 5.83%, 10/15/31 ... 3,000 2,897,074
Series 2018-10A, Class D, (LIBOR USD 3
Month + 3.15%), 7.23%, 10/15/31 ... 1,500 1,375,524
Series 2022-25A, Class C, (3 Month CME
Term SOFR + 2.35%), 6.31%, 04/20/35 5,000 4,689,281
Anchorage Capital Europe CLO 2 DAC,
Series 2X, Class ER, (EURIBOR 3 Month +
6.45%), 7.83%, 04/15/34
(a)(c)
......... EUR 499 445,444
Anchorage Capital Europe CLO DAC, Series
4X, Class E, (EURIBOR 3 Month + 5.71%),
7.25%, 04/25/34
(a)(c)
............... 300 263,798
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 5.16%,
04/15/31
(a)(b)
.................... USD 2,400 2,363,490
Apidos CLO XV
(a)(b)
Series 2013-15A, Class CRR, (LIBOR USD
3 Month + 1.85%), 6.09%, 04/20/31 .. 7,000 6,537,550
Series 2013-15A, Class DRR, (LIBOR USD
3 Month + 2.70%), 6.94%, 04/20/31 .. 2,000 1,806,401
Apidos CLO XX, Series 2015-20A, Class BRR,
(LIBOR USD 3 Month + 1.95%), 6.03%,
07/16/31
(a)(b)
.................... 1,750 1,660,861
Apidos CLO XXII, Series 2015-22A, Class CR,
(LIBOR USD 3 Month + 2.95%), 7.19%,
04/20/31
(a)(b)
.................... 1,000 935,868
Apidos CLO XXIX
(a)(b)
Series 2018-29A, Class A2, (LIBOR USD 3
Month + 1.55%), 5.91%, 07/25/30 ... 1,000 966,369
Series 2018-29A, Class B, (LIBOR USD 3
Month + 1.90%), 6.26%, 07/25/30 ... 1,000 939,467
Apidos CLO XXV, Series 2016-25A, Class A1R,
(LIBOR USD 3 Month + 1.17%), 5.41%,
10/20/31
(a)(b)
.................... 4,500 4,430,317
Apidos CLO XXXII, Series 2019-32A, Class
C, (LIBOR USD 3 Month + 2.40%), 6.64%,
01/20/33
(a)(b)
.................... 1,000 953,131
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (LIBOR USD 3 Month + 1.15%),
5.39%, 01/20/35
(a)(b)
............... 14,000 13,632,279
Aqueduct European CLO DAC, Series 2017-
2X, Class E, (EURIBOR 3 Month + 4.40%),
5.78%, 10/15/30
(a)(c)
............... EUR 219 195,115
Ares L CLO Ltd., Series 2018-50A, Class BR,
(LIBOR USD 3 Month + 1.60%), 5.68%,
01/15/32
(a)(b)
.................... USD 6,000 5,793,989
Ares LIII CLO Ltd.
(a)(b)
Series 2019-53A, Class C, (LIBOR USD 3
Month + 2.65%), 6.97%, 04/24/31 ... 4,500 4,335,008
Series 2019-53A, Class D, (LIBOR USD 3
Month + 3.75%), 8.07%, 04/24/31 ... 3,000 2,792,789
Ares LV CLO Ltd., Series 2020-55A, Class BR,
(LIBOR USD 3 Month + 1.70%), 5.78%,
07/15/34
(a)(b)
.................... 1,000 951,360
Ares LXI CLO Ltd., Series 2021-61A, Class
A, (LIBOR USD 3 Month + 1.15%), 5.39%,
10/20/34
(a)(b)
.................... 7,500 7,290,126
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a)(b)
........... 4,500 1,999,107
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (LIBOR USD 3 Month + 1.80%), 6.04%,
07/20/30
(a)(b)
.................... USD 1,000 $ 932,518
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (LIBOR USD 3 Month + 1.30%),
6.06%, 05/24/30
(a)(b)
............... 1,000 959,964
Ares XXXIV CLO Ltd., Series 2015-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 7.18%,
04/17/33
(a)(b)
.................... 7,250 6,375,033
Ares XXXVII CLO Ltd.
(a)(b)
Series 2015-4A, Class A1R, (LIBOR USD 3
Month + 1.17%), 5.25%, 10/15/30 ... 3,000 2,968,921
Series 2015-4A, Class A3R, (LIBOR USD 3
Month + 1.50%), 5.58%, 10/15/30 ... 1,500 1,448,025
Series 2015-4A, Class BR, (LIBOR USD 3
Month + 1.80%), 5.88%, 10/15/30 ... 1,017 962,297
Ares XXXVR CLO Ltd.
(a)(b)
Series 2015-35RA, Class A2, (LIBOR USD 3
Month + 1.40%), 5.48%, 07/15/30 ... 1,500 1,455,409
Series 2015-35RA, Class C, (LIBOR USD 3
Month + 1.90%), 5.98%, 07/15/30 ... 1,000 947,048
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (LIBOR USD 3 Month +
1.55%), 6.29%, 11/27/31
(a)(b)
......... 5,500 5,313,629
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (LIBOR USD 3 Month +
1.10%), 5.43%, 07/26/31
(a)(b)
......... 2,000 1,957,893
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (LIBOR USD 3 Month +
1.18%), 5.50%, 10/24/31
(a)(b)
......... 1,700 1,660,714
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a)(b)
.................... 11,500 16,675
Atrium XIV LLC, Series 14A, Class C, (LIBOR
USD 3 Month + 1.95%), 6.03%, 08/23/30
(a)(b)
1,000 948,682
Atrium XV
(a)(b)
Series 15A, Class B, (LIBOR USD 3 Month
+ 1.75%), 6.07%, 01/23/31 ........ 1,000 969,004
Series 15A, Class D, (LIBOR USD 3 Month
+ 3.00%), 7.32%, 01/23/31 ........ 500 469,701
Aurium CLO II DAC, Series 2X, Class ERR,
(EURIBOR 3 Month + 6.08%), 8.21%,
06/22/34
(a)(c)
.................... EUR 200 173,545
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 5.51%,
04/15/31
(a)(c)
.................... 670 566,282
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.10%), 6.18%, 10/17/32 ... USD 1,250 1,178,754
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 3.15%), 7.23%, 10/17/32 ... 1,000 927,234
Series 2021-3A, Class A, (LIBOR USD 3
Month + 1.16%), 5.48%, 07/24/34 ... 6,750 6,572,481
Series 2021-7A, Class C, (LIBOR USD 3
Month + 2.10%), 6.42%, 01/22/35 ... 2,250 2,075,075
Series 2022-1A, Class B, (3 Month CME
Term SOFR + 1.85%), 5.78%, 04/18/35 5,000 4,747,862
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.20%), 6.13%, 04/18/35 7,000 6,483,917
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.20%), 7.13%, 04/18/35 2,500 2,151,686
Ballyrock CLO Ltd.
(a)(b)
Series 2020-2A, Class BR, (LIBOR USD 3
Month + 1.95%), 6.19%, 10/20/31 ... 4,500 4,239,659
Series 2020-2A, Class CR, (LIBOR USD 3
Month + 2.95%), 7.19%, 10/20/31 ... 2,000 1,866,420

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bardot CLO Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.90%), 6.22%,
10/22/32
(a)(b)
.................... USD 3,250 $ 3,044,927
Battalion CLO 17 Ltd., Series 2021-17A, Class
C, (LIBOR USD 3 Month + 2.10%), 6.34%,
03/09/34
(a)(b)
.................... 1,000 915,603
Battalion CLO 18 Ltd., Series 2020-18A, Class
DR, (LIBOR USD 3 Month + 3.45%), 7.53%,
10/15/36
(a)(b)
.................... 2,000 1,723,696
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (LIBOR USD 3 Month + 2.05%),
6.37%, 01/25/35
(a)(b)
............... 2,000 1,815,475
Battalion CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 6.08%, 04/15/34 ... 3,000 2,745,381
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.25%), 7.33%, 04/15/34 ... 3,000 2,558,976
Battalion CLO XVI Ltd., Series 2019-16A, Class
AR, (LIBOR USD 3 Month + 1.12%), 5.36%,
12/19/32
(a)(b)
.................... 5,000 4,870,978
BBAM European CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.91%), 7.41%,
07/22/34
(a)(c)
.................... EUR 200 175,238
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (LIBOR USD 1
Month + 1.25%), 5.09%, 01/25/35 ... USD 496 486,673
Series 2006-HE7, Class 1A2, (LIBOR USD
1 Month + 0.34%), 4.73%, 09/25/36 .. 555 528,881
Series 2007-HE2, Class 22A, (LIBOR USD
1 Month + 0.14%), 4.53%, 03/25/37 .. 2,204 2,020,853
Series 2007-HE2, Class 23A, (LIBOR USD
1 Month + 0.14%), 4.53%, 03/25/37 .. 2,617 2,395,783
Series 2007-HE3, Class 2A, (LIBOR USD 1
Month + 0.14%), 4.53%, 04/25/37 ... 3,684 5,132,798
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (LIBOR USD 1
Month + 1.73%), 4.91%, 04/25/34
(a)
.... 1,859 1,795,484
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (LIBOR USD 3
Month + 1.10%), 5.34%, 01/20/31
(a)(b)
... 1,500 1,478,956
Benefit Street Partners CLO XIX Ltd.
(a)(b)
Series 2019-19A, Class A, (LIBOR USD 3
Month + 1.35%), 5.43%, 01/15/33 ... 7,000 6,867,516
Series 2019-19A, Class B, (LIBOR USD 3
Month + 2.00%), 6.08%, 01/15/33 ... 4,250 4,126,640
Benefit Street Partners CLO XV Ltd.
(a)(b)
Series 2018-15A, Class A1, (LIBOR USD 3
Month + 1.15%), 5.34%, 07/18/31 ... 2,200 2,170,326
Series 2018-15A, Class A2A, (LIBOR USD 3
Month + 1.70%), 5.89%, 07/18/31 ... 1,000 963,544
Bilbao CLO I DAC, Series 1X, Class D,
(EURIBOR 3 Month + 4.73%), 6.19%,
07/20/31
(a)(c)
.................... EUR 550 477,829
Bilbao CLO II DAC, Series 2X, Class DR,
(EURIBOR 3 Month + 5.97%), 7.77%,
08/20/35
(a)(c)
.................... 700 607,690
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class B1, (LIBOR USD 3
Month + 1.80%), 6.03%, 01/19/35 ... USD 7,500 7,172,132
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.25%), 6.48%, 01/19/35 ... 5,000 4,607,272
Birch Grove CLO Ltd., Series 19A, Class CR,
(LIBOR USD 3 Month + 2.20%), 6.97%,
06/15/31
(a)(b)
.................... 2,000 1,891,858
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BlueMountain CLO DAC, Series 2021-1X,
Class E, (EURIBOR 3 Month + 5.41%),
5.41%, 04/15/34
(a)(c)
............... EUR 300 $ 258,238
BlueMountain CLO Ltd., Series 2013-2A,
Class A1R, (LIBOR USD 3 Month + 1.18%),
5.50%, 10/22/30
(a)(b)
............... USD 980 967,641
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (EURIBOR 3 Month + 6.21%),
6.68%, 02/25/34
(a)(c)
............... EUR 700 610,599
Boyce Park CLO Ltd., Series 2022-1A, Class
C, (3 Month CME Term SOFR + 2.10%),
6.09%, 04/21/35
(a)(b)
............... USD 1,500 1,391,129
Bridge Street CLO II Ltd., Series 2021-1A,
Class A2, (LIBOR USD 3 Month + 1.75%),
5.99%, 07/20/34
(a)(b)
............... 5,000 4,799,911
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (LIBOR USD 3
Month + 1.65%), 5.84%, 07/18/34 ... 9,000 8,581,848
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 6.19%, 07/18/34 ... 2,500 2,313,197
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 5.98%, 07/15/31 ... 1,500 1,407,588
Series 2016-2A, Class BR, (LIBOR USD 3
Month + 1.75%), 5.83%, 10/15/31 ... 1,250 1,194,779
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 6.08%, 07/15/30 ... 5,000 4,730,660
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.20%), 6.13%, 04/15/35 2,000 1,855,960
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (LIBOR USD 3
Month + 1.90%), 5.98%, 07/15/31 ... 1,000 934,951
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 6.13%, 07/15/34 ... 1,000 923,777
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 7.23%, 07/15/34 ... 1,000 916,699
Series 2020-3A, Class C, (LIBOR USD 3
Month + 2.50%), 6.58%, 01/15/34 ... 1,000 945,511
Capital Four CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 5.91%), 7.29%,
01/15/34
(a)(c)
.................... EUR 300 265,106
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(LIBOR USD 3 Month + 1.85%), 6.26%,
04/30/31
(a)(b)
.................... USD 1,000 941,038
Carlyle US CLO Ltd.
(a)(b)
Series 2017-1A, Class A2R, (LIBOR USD 3
Month + 1.60%), 5.84%, 04/20/31 ... 2,700 2,575,208
Series 2019-3A, Class A2R, (LIBOR USD 3
Month + 1.70%), 5.94%, 10/20/32 ... 5,000 4,810,870
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 2.30%), 6.54%, 10/20/32 ... 4,000 3,805,956
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (LIBOR USD 1 Month +
0.25%), 4.64%, 04/25/36
(a)
.......... 2,876 2,496,023
CarVal CLO I Ltd., Series 2018-1A, Class D,
(LIBOR USD 3 Month + 2.89%), 6.97%,
07/16/31
(a)(b)
.................... 1,995 1,842,908
CarVal CLO III Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.95%), 6.19%,
07/20/32
(a)(b)
.................... 7,000 6,576,571
CarVal CLO IV Ltd.
(a)(b)
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.75%), 5.99%, 07/20/34 ... 6,500 6,227,170
Series 2021-1A, Class D, (LIBOR USD 3
Month + 3.25%), 7.49%, 07/20/34 ... 5,000 4,615,355

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.20%), 6.28%, 10/15/34 ... USD 2,000 $ 1,873,812
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 7.33%, 10/15/34 ... 3,000 2,756,924
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 3.70%), 7.94%,
04/20/29
(a)(b)
.................... 1,000 928,069
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (LIBOR USD 3
Month + 1.25%), 5.49%, 07/20/30 ... 997 986,076
Series 2020-13A, Class A, (LIBOR USD 3
Month + 1.43%), 5.67%, 01/20/34 ... 4,000 3,930,275
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class BRR, (LIBOR USD 3 Month + 1.65%),
5.97%, 07/23/34
(a)(b)
............... 5,000 4,797,690
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
....... 3,950 1,744,565
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
5.18%, 07/17/31
(a)(b)
............... 1,750 1,719,475
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class DRR, (LIBOR USD 3 Month + 3.31%),
7.55%, 04/20/34
(a)(b)
............... 1,950 1,805,822
CIFC European Funding CLO III DAC, Series
3X, Class E, (EURIBOR 3 Month + 5.61%),
6.99%, 01/15/34
(a)(c)
............... EUR 200 174,481
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (LIBOR USD
3 Month + 1.30%), 5.66%, 04/27/31 .. USD 1,700 1,655,567
Series 2013-4A, Class DRR, (LIBOR USD 3
Month + 2.80%), 7.16%, 04/27/31 ... 1,000 931,141
Series 2014-2RA, Class A3, (LIBOR USD 3
Month + 1.90%), 6.22%, 04/24/30 ... 500 478,145
Series 2014-3A, Class CR2, (LIBOR USD 3
Month + 2.35%), 6.67%, 10/22/31 ... 1,000 942,622
Series 2015-1A, Class CRR, (LIBOR USD 3
Month + 1.90%), 6.22%, 01/22/31 ... 1,000 948,690
Series 2016-1A, Class BRR, (LIBOR USD 3
Month + 1.70%), 5.98%, 10/21/31 ... 7,000 6,732,142
Series 2017-3A, Class A1, (LIBOR USD 3
Month + 1.22%), 5.46%, 07/20/30 ... 3,484 3,449,613
Series 2017-5A, Class B, (LIBOR USD 3
Month + 1.85%), 5.93%, 11/16/30 ... 500 474,186
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.40%), 5.59%, 04/18/31 ... 1,000 969,485
Series 2018-4A, Class A1, (LIBOR USD 3
Month + 1.15%), 5.23%, 10/17/31 ... 2,700 2,653,163
Series 2018-4A, Class B, (LIBOR USD 3
Month + 2.10%), 6.18%, 10/17/31 ... 2,000 1,907,499
Series 2019-5A, Class A2RS, (LIBOR USD
3 Month + 1.75%), 5.83%, 01/15/35 .. 1,200 1,151,854
Series 2019-6A, Class A1, (LIBOR USD 3
Month + 1.33%), 5.41%, 01/16/33 ... 8,500 8,420,927
Series 2019-6A, Class D, (LIBOR USD 3
Month + 3.95%), 8.03%, 01/16/33 ... 1,150 1,089,331
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.80%), 6.16%, 04/25/33 ... 9,000 8,439,653
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.00%), 7.08%, 07/15/36 ... 1,500 1,393,563
Series 2021-6A, Class A, (LIBOR USD 3
Month + 1.14%), 5.22%, 10/15/34 ... 600 585,761
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (LIBOR USD 1
Month + 0.47%), 4.85%, 08/25/36
(a)
.... 2,857 2,544,314
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Clear Creek CLO
(a)(b)
Series 2015-1A, Class AR, (LIBOR USD 3
Month + 1.20%), 5.44%, 10/20/30 ... USD 7,000 $ 6,923,925
Series 2015-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 5.84%, 10/20/30 ... 3,000 2,906,652
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 387 385,123
Series 1997-7, Class M1, 7.03%, 07/15/28 1,883 1,764,348
Contego CLO IX DAC, Series 9X, Class E,
(EURIBOR 3 Month + 6.01%), 6.15%,
01/24/34
(a)(c)
.................... EUR 472 407,932
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 4.38%, 07/25/37
(a)(b)
USD 1,289 851,927
CVC Cordatus Loan Fund XX DAC, Series
20X, Class E, (EURIBOR 3 Month + 5.61%),
7.69%, 06/22/34
(a)(c)
............... EUR 100 88,678
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (EURIBOR 3 Month + 3.15%),
5.20%, 12/15/34
(a)(c)
............... 200 180,716
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.18%), 5.42%,
10/20/30
(a)(b)
.................... USD 1,000 989,100
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (LIBOR USD 3 Month + 2.05%),
6.24%, 07/18/30
(a)(b)
............... 2,000 1,896,488
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class C, (LIBOR USD 3 Month + 2.25%),
6.33%, 07/15/30
(a)(b)
............... 1,000 955,104
Dryden 61 CLO Ltd., Series 2018-61A, Class
CR, (LIBOR USD 3 Month + 1.75%), 5.83%,
01/17/32
(a)(b)
.................... 8,000 7,505,916
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 7.83%,
01/16/32
(a)(b)
.................... 1,000 934,341
Dryden 86 CLO Ltd., Series 2020-86A, Class
DR, (LIBOR USD 3 Month + 3.20%), 7.28%,
07/17/34
(a)(b)
.................... 6,000 5,461,795
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (LIBOR USD 3 Month + 2.05%),
6.13%, 04/15/28
(a)(b)
............... 5,250 5,068,448
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (LIBOR USD 3 Month +
1.85%), 5.93%, 04/15/29
(a)(b)
......... 6,000 5,649,602
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class B1LR, (LIBOR USD 3 Month +
3.15%), 7.76%, 08/15/30
(a)(b)
......... 1,500 1,405,320
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (LIBOR USD 3
Month + 2.15%), 6.23%, 01/15/34 ... 3,500 3,301,363
Series 2018-1A, Class C, (LIBOR USD 3
Month + 2.20%), 6.28%, 10/15/30 ... 1,000 941,822
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.10%), 5.18%, 04/15/31 ... 2,500 2,459,355
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 6.13%, 10/15/34 ... 3,500 3,265,345
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 7.18%, 10/15/34 ... 3,000 2,772,378
Elevation CLO Ltd., Series 2017-8A, Class C,
(LIBOR USD 3 Month + 2.05%), 6.41%,
10/25/30
(a)(b)
.................... 3,000 2,792,625
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.45%), 5.69%, 10/20/33 ... 2,500 2,474,705

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 4.40%), 8.64%, 10/20/33 ... USD 2,000 $ 1,978,702
Elmwood CLO IV Ltd.
(a)(b)
Series 2020-1A, Class B, (LIBOR USD 3
Month + 1.70%), 5.78%, 04/15/33 ... 1,250 1,206,876
Series 2020-1A, Class D, (LIBOR USD 3
Month + 3.15%), 7.23%, 04/15/33 ... 5,500 5,203,328
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (LIBOR USD 3 Month + 1.90%), 6.14%,
07/20/34
(a)(b)
.................... 1,500 1,397,478
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 7.34%,
10/20/34
(a)(b)
.................... 2,000 1,874,769
Elmwood CLO XI Ltd., Series 2021-4A, Class
D, (LIBOR USD 3 Month + 2.95%), 7.19%,
10/20/34
(a)(b)
.................... 2,000 1,858,881
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF9, Class 2A4, (LIBOR USD 1
Month + 0.50%), 4.89%, 06/25/36 ... 1,450 1,265,263
Series 2006-FF13, Class A1, (LIBOR USD 1
Month + 0.24%), 4.63%, 10/25/36 ... 3,252 2,188,297
Series 2006-FF13, Class A2C, (LIBOR USD
1 Month + 0.32%), 4.71%, 10/25/36 .. 1,907 1,288,097
Series 2006-FF17, Class A5, (LIBOR USD 1
Month + 0.15%), 4.54%, 12/25/36 ... 2,404 2,175,432
Series 2006-FFH1, Class M1, (LIBOR USD
1 Month + 0.56%), 4.94%, 01/25/36 .. 5,511 5,291,288
FirstKey Homes Trust
(b)
Series 2022-SFR1, Class E1, 5.00%,
05/17/39 .................... 6,000 5,113,301
Series 2022-SFR2, Class E1, 4.50%,
07/17/39 .................... 6,382 5,335,379
Flatiron CLO 17 Ltd.
(a)(b)
Series 2017-1A, Class AR, (LIBOR USD 3
Month + 0.98%), 5.59%, 05/15/30 ... 2,745 2,711,867
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 6.51%, 05/15/30 ... 1,000 953,817
Flatiron CLO 20 Ltd., Series 2020-1A, Class
D, (LIBOR USD 3 Month + 3.79%), 8.47%,
11/20/33
(a)(b)
.................... 1,000 968,431
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.85%), 6.08%, 07/19/34 ... 2,000 1,858,119
Series 2021-1A, Class D, (LIBOR USD 3
Month + 2.90%), 7.13%, 07/19/34 ... 2,500 2,361,671
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
..................... 2,900 2,379,702
FS Rialto Issuer LLC, Series 2022-FL7, Class
A, (1 Month CME Term SOFR + 2.90%),
6.81%, 10/19/39
(a)(b)
............... 8,500 8,440,554
Galaxy XX CLO Ltd., Series 2015-20A, Class
D1R, (LIBOR USD 3 Month + 2.60%),
6.84%, 04/20/31
(a)(b)
............... 1,800 1,693,995
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
C, (LIBOR USD 3 Month + 1.70%), 5.78%,
01/15/31
(a)(b)
.................... 500 466,314
Galaxy XXVII CLO Ltd., Series 2018-27A,
Class A, (LIBOR USD 3 Month + 1.02%),
5.66%, 05/16/31
(a)(b)
............... 3,000 2,958,173
Generate CLO 2 Ltd., Series 2A, Class AR,
(LIBOR USD 3 Month + 1.15%), 5.47%,
01/22/31
(a)(b)
.................... 7,660 7,565,623
Generate CLO 3 Ltd., Series 3A, Class DR,
(LIBOR USD 3 Month + 3.60%), 7.84%,
10/20/29
(a)(b)
.................... 2,000 1,828,230
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Generate CLO 6 Ltd., Series 6A, Class CR,
(LIBOR USD 3 Month + 2.45%), 6.77%,
01/22/35
(a)(b)
.................... USD 1,000 $ 937,575
Generate CLO 7 Ltd., Series 2019-2A, Class
A1, (LIBOR USD 3 Month + 1.37%), 5.69%,
01/22/33
(a)(b)
.................... 3,000 2,936,168
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class B, (LIBOR USD 3 Month +
1.70%), 5.99%, 10/20/34 ......... 8,500 8,143,111
Series 9A, Class C, (LIBOR USD 3 Month +
2.25%), 6.49%, 10/20/34 ......... 3,000 2,759,707
Series 9A, Class D, (LIBOR USD 3 Month +
3.35%), 7.59%, 10/20/34 ......... 3,000 2,584,276
Series 9A, Class E, (LIBOR USD 3 Month +
6.85%), 11.09%, 10/20/34 ......... 1,000 879,516
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.19%), 5.27%,
10/15/30
(a)(b)
.................... 2,250 2,227,826
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (LIBOR USD 3
Month + 1.80%), 6.04%, 04/20/34
(a)(b)
... 9,500 8,808,029
GoldenTree Loan Management US CLO 10
Ltd., Series 2021-10A, Class B, (LIBOR
USD 3 Month + 1.60%), 5.84%, 07/20/34
(a)(b)
1,000 955,148
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (LIBOR USD 3
Month + 1.30%), 5.54%, 04/20/30
(a)(b)
... 2,000 1,949,559
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class CR, (LIBOR USD 3
Month + 2.00%), 6.32%, 04/24/31
(a)(b)
... 1,000 945,107
GoldenTree Loan Management US CLO 5
Ltd.
(a)(b)
Series 2019-5A, Class CR, (LIBOR USD 3
Month + 2.05%), 6.29%, 10/20/32 ... 2,000 1,893,363
Series 2019-5A, Class DR, (LIBOR USD 3
Month + 3.15%), 7.39%, 10/20/32 ... 1,000 928,702
GoldenTree Loan Management US CLO 6 Ltd.,
Series 2019-6A, Class BR, (3 Month CME
Term SOFR + 1.80%), 5.76%, 04/20/35
(a)(b)
800 759,289
GoldenTree Loan Opportunities IX Ltd., Series
2014-9A, Class BR2, (LIBOR USD 3 Month
+ 1.60%), 6.01%, 10/29/29
(a)(b)
........ 900 879,207
GoldenTree Loan Opportunities X Ltd.
(a)(b)
Series 2015-10A, Class AR, (LIBOR USD 3
Month + 1.12%), 5.36%, 07/20/31 ... 3,300 3,256,112
Series 2015-10A, Class C1R, (LIBOR USD
3 Month + 2.10%), 6.34%, 07/20/31 .. 1,000 959,049
GoldentTree Loan Management US CLO 1
Ltd.
(a)(b)
Series 2021-11A, Class C, (LIBOR USD 3
Month + 1.95%), 6.19%, 10/20/34 ... 3,000 2,783,197
Series 2021-11A, Class D, (LIBOR USD 3
Month + 3.00%), 7.24%, 10/20/34 ... 1,000 902,129
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (LIBOR USD 3 Month +
1.80%), 6.04%, 07/20/34
(a)(b)
......... 5,915 5,695,675
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class D, (LIBOR USD 3 Month +
3.20%), 7.44%, 07/20/34
(a)(b)
......... 2,500 2,312,844
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (LIBOR USD 3 Month
+ 1.18%), 5.54%, 01/25/35
(a)(b)
........ 1,000 975,906
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index
Average + 1.92%), 5.35%, 12/15/34 .. GBP 100 91,518

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series B2,  (Sterling Overnight Index
Average + 2.20%), 5.63%, 03/15/36
(c)
. GBP 100 $ 90,105
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
.... USD 4,798 3,569,961
Greywolf CLO II Ltd., Series 2013-1A, Class
B1RR, (LIBOR USD 3 Month + 2.30%),
6.38%, 04/15/34
(a)(b)
............... 1,500 1,398,492
Greywolf CLO III Ltd.
(a)(b)
Series 2020-3RA, Class BR, (3 Month CME
Term SOFR + 2.71%), 6.75%, 04/15/33 3,000 2,812,704
Series 2020-3RA, Class CR, (3 Month CME
Term SOFR + 3.61%), 7.65%, 04/15/33 1,000 904,859
Greywolf CLO V Ltd., Series 2015-1A, Class
CR, (LIBOR USD 3 Month + 3.00%), 7.36%,
01/27/31
(a)(b)
.................... 450 394,529
Grippen Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 2.30%), 6.54%,
01/20/30
(a)(b)
.................... 1,000 966,305
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (LIBOR USD 1
Month + 0.70%), 5.09%, 12/25/35
(a)
.. 1,025 448,766
Series 2006-4, Class 1A1, 3.24%,
03/25/36
(a)
................... 2,687 1,917,282
Series 2006-5, Class 1A1, (LIBOR USD 1
Month + 0.36%), 4.75%, 03/25/36
(a)
.. 3,577 1,140,163
Series 2006-18, Class AF6, 6.18%,
11/25/36
(d)
................... 3,324 834,732
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (LIBOR USD 1
Month + 0.14%), 4.53%, 11/25/36 ... 6,671 3,159,807
Series 2006-HE6, Class A4, (LIBOR USD 1
Month + 0.48%), 4.63%, 08/25/36 ... 1,440 1,146,689
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 2.10%),
6.47%, 07/28/31
(a)(b)
............... 1,000 966,107
Gulf Stream Meridian 1 Ltd.
(a)(b)
Series 2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 5.45%, 04/15/33 ... 7,500 7,345,108
Series 2020-IA, Class B, (LIBOR USD 3
Month + 2.00%), 6.08%, 04/15/33 ... 2,000 1,927,674
Gulf Stream Meridian 4 Ltd.
(a)(b)
Series 2021-4A, Class A1, (LIBOR USD 3
Month + 1.20%), 5.28%, 07/15/34 ... 7,000 6,816,524
Series 2021-4A, Class A2, (LIBOR USD 3
Month + 1.85%), 5.93%, 07/15/34 ... 1,250 1,203,220
HalseyPoint CLO 3 Ltd., Series 2020-3A,
Class A1A, (LIBOR USD 3 Month + 1.45%),
5.86%, 11/30/32
(a)(b)
............... 11,000 10,853,461
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (LIBOR USD 3 Month + 2.15%), 6.39%,
04/20/34
(a)(b)
.................... 1,750 1,625,524
HalseyPoint CLO 5 Ltd.
(a)(b)
Series 2021-5A, Class B, (LIBOR USD 3
Month + 1.80%), 6.21%, 01/30/35 ... 3,500 3,344,168
Series 2021-5A, Class D, (LIBOR USD 3
Month + 3.50%), 7.91%, 01/30/35 ... 3,000 2,785,725
HalseyPoint CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1A1, (LIBOR USD 3
Month + 1.35%), 5.59%, 01/20/33 ... 10,000 9,831,924
Series 2019-1A, Class B1, (LIBOR USD 3
Month + 2.20%), 6.44%, 01/20/33 ... 2,500 2,437,461
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 6.95%,
10/15/31
(a)(c)
.................... EUR 235 207,190
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Henley CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.25%), 5.39%,
04/25/34
(a)(c)
.................... EUR 300 $ 263,053
Highbridge Loan Management Ltd., Series
12A-18, Class B, (LIBOR USD 3 Month +
1.85%), 6.04%, 07/18/31
(a)(b)
......... USD 1,000 935,885
Home Partners of America Trust, Series 2021-
2, Class F, 3.80%, 12/17/26
(b)
......... 9,722 7,947,978
HPS Loan Management Ltd., Series 8A-2016,
Class CR, (LIBOR USD 3 Month + 1.95%),
6.19%, 07/20/30
(a)(b)
............... 1,000 933,754
Invesco CLO Ltd.
(a)(b)
Series 2021-2A, Class D, (LIBOR USD 3
Month + 2.90%), 6.98%, 07/15/34 ... 500 453,492
Series 2022-1A, Class B, (3 Month CME
Term SOFR + 1.80%), 5.76%, 04/20/35 3,125 2,971,875
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.15%), 6.11%, 04/20/35 5,000 4,641,975
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 7.01%, 04/20/35 2,550 2,328,532
Invesco Euro CLO, Series 6X, Class E,
(EURIBOR 3 Month + 5.99%), 7.37%,
07/15/34
(a)(c)
.................... EUR 300 261,406
Invesco Euro CLO III DAC, Series 3X, Class
F, (EURIBOR 3 Month + 8.07%), 9.45%,
07/15/32
(a)(c)
.................... 218 193,571
Invesco Euro CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.81%), 7.19%,
01/15/34
(a)(c)
.................... 200 177,307
Invitation Homes Trust, Series 2018-SFR4,
Class A, (LIBOR USD 1 Month + 1.10%),
5.44%, 01/17/38
(a)(b)
............... USD 2,770 2,750,078
JPMorgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (LIBOR USD 1 Month
+ 0.80%), 5.19%, 07/25/36
(a)
......... 2,975 2,511,464
KKR CLO 18 Ltd., Series 18, Class CR, (LIBOR
USD 3 Month + 2.10%), 6.29%, 07/18/30
(a)(b)
8,050 7,725,541
KKR CLO 27 Ltd.
(a)(b)
Series 27A, Class BR, (3 Month CME Term
SOFR + 1.85%), 5.71%, 10/15/32 ... 4,250 4,101,871
Series 27A, Class CR, (3 Month CME Term
SOFR + 2.25%), 6.11%, 10/15/32 .... 1,450 1,373,898
KKR CLO 35 Ltd., Series 35A, Class B, (LIBOR
USD 3 Month + 1.70%), 5.94%, 10/20/34
(a)(b)
3,657 3,502,655
KKR CLO 41 Ltd., Series 2022-41A, Class
D, (3 Month CME Term SOFR + 3.25%),
7.11%, 04/15/35
(a)(b)
............... 5,250 4,681,276
KKR CLO Ltd., Series 22A, Class D, (LIBOR
USD 3 Month + 3.10%), 7.34%, 07/20/31
(a)(b)
1,200 1,123,391
LCM XXV Ltd., Series 25A, Class B2, (LIBOR
USD 3 Month + 1.65%), 5.89%, 07/20/30
(a)(b)
350 334,556
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (LIBOR USD 1
Month + 0.52%), 4.91%, 08/25/45 ... 1,762 1,673,654
Series 2006-4, Class 1A, (LIBOR USD 1
Month + 0.30%), 4.69%, 05/25/36 ... 22,021 12,637,151
Series 2006-6, Class 2A3, (LIBOR USD 1
Month + 0.30%), 4.69%, 07/25/36 ... 5,851 2,354,093
Series 2006-7, Class 1A, (LIBOR USD 1
Month + 0.31%), 4.70%, 08/25/36 ... 6,580 3,503,523
Series 2006-WL3, Class 2A4, (LIBOR USD
1 Month + 0.60%), 4.99%, 01/25/36 .. 1,454 1,294,344
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 7.68%,
01/15/33
(a)(b)
.................... 2,250 2,103,454

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XX Ltd.
(a)(b)
Series 2016-20A, Class CR, (LIBOR USD 3
Month + 1.90%), 6.26%, 07/27/30 ... USD 4,080 $ 3,834,416
Series 2016-20A, Class DR, (LIBOR USD 3
Month + 3.00%), 7.36%, 07/27/30 ... 1,315 1,221,880
Madison Park Funding XXIX Ltd., Series
2018-29A, Class C, (LIBOR USD 3 Month +
2.20%), 6.39%, 10/18/30
(a)(b)
......... 5,450 5,174,087
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 5.61%, 07/29/30
(a)(b)
......... 3,500 3,476,266
Madison Park Funding XXVII Ltd.
(a)(b)
Series 2018-27A, Class B, (LIBOR USD 3
Month + 1.80%), 6.04%, 04/20/30 ... 1,600 1,506,707
Series 2018-27A, Class C, (LIBOR USD 3
Month + 2.60%), 6.84%, 04/20/30 ... 1,000 929,791
Madison Park Funding XXXI Ltd.
(a)(b)
Series 2018-31A, Class C, (LIBOR USD 3
Month + 2.15%), 6.47%, 01/23/31 ... 600 570,584
Series 2018-31A, Class D, (LIBOR USD 3
Month + 3.00%), 7.32%, 01/23/31 ... 750 705,957
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3 Month CME
Term SOFR + 1.80%), 5.66%, 10/15/32 6,000 5,778,547
Series 2019-33A, Class CR, (3 Month CME
Term SOFR + 2.20%), 6.06%, 10/15/32 4,750 4,487,885
Series 2019-33A, Class DR, (3 Month CME
Term SOFR + 3.10%), 6.96%, 10/15/32 2,000 1,868,710
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (LIBOR USD 3 Month + 1.50%),
5.69%, 12/18/30
(a)(b)
............... 1,500 1,424,898
Marino Park CLO DAC, Series 1X, Class D,
(EURIBOR 3 Month + 5.67%), 5.67%,
01/16/34
(a)(c)
.................... EUR 100 88,717
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (LIBOR USD 1 Month
+ 0.52%), 4.91%, 06/25/36
(a)(b)
........ USD 2,052 1,839,148
MF1 Ltd., Series 2021-FL7, Class A, (LIBOR
USD 1 Month + 1.08%), 5.42%, 10/16/36
(a)(b)
3,050 2,918,417
Milos CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (LIBOR USD 3
Month + 1.55%), 5.79%, 10/20/30 ... 5,862 5,667,360
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 6.14%, 10/20/30 ... 2,000 1,894,301
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(d)
. 610 143,646
Neuberger Berman CLO XVIII Ltd.
(a)(b)
Series 2014-18A, Class BR2, (LIBOR USD
3 Month + 2.15%), 6.43%, 10/21/30 .. 1,500 1,416,821
Series 2014-18A, Class CR2, (LIBOR USD
3 Month + 3.00%), 7.28%, 10/21/30 .. 1,250 1,157,042
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class ERR, (LIBOR USD 3 Month +
6.50%), 10.58%, 07/15/34
(a)(b)
........ 2,600 2,257,945
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class DR2, (LIBOR USD 3 Month +
3.30%), 7.54%, 04/20/34
(a)(b)
......... 1,000 937,370
Neuberger Berman CLO XXII Ltd.
(a)(b)
Series 2016-22A, Class BR, (LIBOR USD 3
Month + 1.65%), 5.73%, 10/17/30 ... 800 776,250
Series 2016-22A, Class CR, (LIBOR USD 3
Month + 2.20%), 6.28%, 10/17/30 ... 1,000 952,415
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
Series 2017-26A, Class C, (LIBOR USD 3
Month + 1.75%), 5.94%, 10/18/30 ... USD 2,000 $ 1,881,868
Series 2017-26A, Class D, (LIBOR USD 3
Month + 2.65%), 6.84%, 10/18/30 ... 3,250 2,995,683
Neuberger Berman Loan Advisers CLO 27 Ltd.,
Series 2018-27A, Class D, (LIBOR USD 3
Month + 2.60%), 6.68%, 01/15/30
(a)(b)
... 1,000 929,513
Neuberger Berman Loan Advisers CLO 29 Ltd.,
Series 2018-29A, Class D, (LIBOR USD 3
Month + 3.10%), 7.33%, 10/19/31
(a)(b)
... 500 466,423
Neuberger Berman Loan Advisers CLO 35 Ltd.,
Series 2019-35A, Class A1, (LIBOR USD 3
Month + 1.34%), 5.57%, 01/19/33
(a)(b)
... 8,450 8,311,103
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (LIBOR USD 3
Month + 1.80%), 6.04%, 07/20/31
(a)(b)
... 1,563 1,477,956
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (LIBOR USD 3
Month + 1.75%), 5.83%, 04/16/33
(a)(b)
... 1,000 934,240
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (LIBOR USD 3
Month + 1.13%), 5.14%, 10/14/35
(a)(b)
... 10,250 9,985,200
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.52%), 5.52%, 04/17/34
(a)(c)
... EUR 188 162,477
New Residential Mortgage Loan Trust, Series
2022-SFR2, Class F, 4.00%, 09/04/39
(b)
.. USD 5,006 3,802,857
Newark BSL CLO 1 Ltd., Series 2016-1A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
5.46%, 12/21/29
(a)(b)
............... 4,568 4,511,801
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (EURIBOR 3 Month +
5.66%), 5.98%, 05/15/34
(a)(c)
......... EUR 100 85,751
Northwoods Capital 21 Euro DAC, Series
2020-21X, Class ER, (EURIBOR 3 Month +
6.06%), 7.56%, 07/22/34
(a)(c)
......... 200 174,479
Northwoods Capital 23 Euro DAC, Series 2021-
23X, Class E, (EURIBOR 3 Month + 6.21%),
8.26%, 03/15/34
(a)(c)
............... 200 177,556
NYACK Park CLO Ltd.
(a)(b)
Series 2021-1A, Class A, (LIBOR USD 3
Month + 1.12%), 5.36%, 10/20/34 ... USD 4,418 4,290,769
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.95%), 6.19%, 10/20/34 ... 2,500 2,311,530
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
491 467,251
Series 1999-C, Class A2, 7.48%, 08/15/27 2,601 2,181,417
Series 2001-D, Class A3, 5.90%, 09/17/31
(a)
323 167,513
Series 2002-B, Class A4, 7.09%, 06/15/32
(a)
11 10,702
OCP CLO Ltd.
(a)(b)
Series 2014-5A, Class CR, (LIBOR USD 3
Month + 2.90%), 7.23%, 04/26/31 ... 3,100 2,739,727
Series 2014-6A, Class A1R, (LIBOR USD 3
Month + 1.26%), 5.34%, 10/17/30 ... 10,800 10,687,425
Series 2014-6A, Class A2R, (LIBOR USD 3
Month + 1.72%), 5.80%, 10/17/30 ... 7,500 7,278,712
Series 2015-10A, Class CR2, (LIBOR USD
3 Month + 2.05%), 6.38%, 01/26/34 .. 3,700 3,472,426
Series 2015-10A, Class DR2, (LIBOR USD
3 Month + 2.95%), 7.28%, 01/26/34 .. 2,000 1,846,433
Series 2016-11A, Class A1AR, (LIBOR USD
3 Month + 1.27%), 5.60%, 10/26/30 .. 1,000 988,903

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-15A, Class A3, (LIBOR USD 3
Month + 1.70%), 5.94%, 07/20/31 ... USD 1,000 $ 968,679
Series 2019-16A, Class CR, (LIBOR USD 3
Month + 1.85%), 5.76%, 04/10/33 ... 2,500 2,338,249
Series 2019-17A, Class CR, (LIBOR USD 3
Month + 2.00%), 6.24%, 07/20/32 ... 6,000 5,628,875
Series 2019-17A, Class DR, (LIBOR USD 3
Month + 3.10%), 7.34%, 07/20/32 ... 1,500 1,367,665
Series 2020-19A, Class CR, (LIBOR USD 3
Month + 2.10%), 6.34%, 10/20/34 ... 7,500 6,960,550
Series 2020-19A, Class DR, (LIBOR USD 3
Month + 3.15%), 7.39%, 10/20/34 ... 1,000 919,915
Series 2021-22A, Class C, (LIBOR USD 3
Month + 2.05%), 6.29%, 12/02/34 ... 4,500 4,195,215
Series 2021-22A, Class D, (LIBOR USD 3
Month + 3.10%), 7.34%, 12/02/34 ... 1,250 1,145,206
OCP Euro CLO DAC
(a)(c)
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 6.38%, 01/15/32 ... EUR 298 267,710
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 7.78%, 01/15/32 ... 200 160,057
Series 2019-3X, Class ER, (EURIBOR 3
Month + 6.02%), 7.48%, 04/20/33 ... 400 349,566
Series 2022-5X, Class E, (EURIBOR 3
Month + 6.47%), 7.93%, 04/20/35 ... 500 429,989
Octagon Investment Partners 26 Ltd.
(a)(b)
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 5.68%, 07/15/30 ... USD 6,000 5,756,226
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 1.80%), 5.88%, 07/15/30 ... 2,250 2,087,496
Series 2016-1A, Class DR, (LIBOR USD 3
Month + 2.85%), 6.93%, 07/15/30 ... 1,250 1,104,595
Octagon Investment Partners 27 Ltd., Series
2016-1A, Class CR, (LIBOR USD 3 Month +
2.10%), 6.18%, 07/15/30
(a)(b)
......... 1,500 1,410,792
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (LIBOR USD 3 Month
+ 2.25%), 6.57%, 10/24/30
(a)(b)
........ 4,000 3,803,857
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (LIBOR USD 3 Month +
3.10%), 7.42%, 01/24/33
(a)(b)
......... 1,532 1,387,034
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (LIBOR USD 3 Month +
1.40%), 5.64%, 01/20/30
(a)(b)
......... 2,000 1,931,451
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (LIBOR USD 3 Month +
2.60%), 6.84%, 01/20/31
(a)(b)
......... 1,000 879,339
Octagon Investment Partners 40 Ltd.
(a)(b)
Series 2019-1A, Class C1R, (LIBOR USD 3
Month + 2.15%), 6.39%, 01/20/35 ... 3,000 2,788,067
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.35%), 7.59%, 01/20/35 ... 3,000 2,744,360
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (LIBOR USD 3
Month + 1.70%), 5.78%, 10/15/33 ... 8,500 8,101,343
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.15%), 6.23%, 10/15/33 ... 3,800 3,574,798
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 3.20%), 7.28%, 10/15/33 ... 4,250 3,935,082
Octagon Loan Funding Ltd.
(a)(b)
Series 2014-1A, Class ARR, (LIBOR USD 3
Month + 1.18%), 5.85%, 11/18/31 ... 13,212 12,997,143
Series 2014-1A, Class BRR, (LIBOR USD 3
Month + 1.70%), 6.37%, 11/18/31 ... 1,500 1,445,420
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-1A, Class CRR, (LIBOR USD 3
Month + 2.20%), 6.87%, 11/18/31 ... USD 1,000 $ 931,474
OHA Credit Funding 11 Ltd., Series 2022-11A,
Class D, (3 Month CME Term SOFR +
3.60%), 7.56%, 07/19/33
(a)(b)
......... 1,000 942,208
OHA Credit Funding 2 Ltd.
(a)(b)
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.20%), 6.48%, 04/21/34 ... 1,500 1,419,239
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 3.30%), 7.58%, 04/21/34 ... 1,000 927,248
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class DR, (LIBOR USD 3 Month + 3.15%),
7.39%, 07/20/34
(a)(b)
............... 1,000 936,316
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (LIBOR USD 3 Month +
2.90%), 7.58%, 02/20/34
(a)(b)
......... 5,970 5,618,804
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (LIBOR USD 3 Month + 2.95%),
7.19%, 01/20/32
(a)(b)
............... 400 372,093
OHA Credit Partners XIV Ltd.
(a)(b)
Series 2017-14A, Class B, (LIBOR USD 3
Month + 1.50%), 5.78%, 01/21/30 ... 1,000 972,137
Series 2017-14A, Class C, (LIBOR USD 3
Month + 1.80%), 6.08%, 01/21/30 ... 1,500 1,418,070
OHA Credit Partners XVI, Series 2021-16A,
Class A, (LIBOR USD 3 Month + 1.15%),
5.34%, 10/18/34
(a)(b)
............... 13,500 13,164,366
OHA Loan Funding Ltd.
(a)(b)
Series 2015-1A, Class DR3, (LIBOR USD 3
Month + 3.20%), 7.43%, 01/19/37 ... 4,750 4,333,409
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 1.95%), 6.19%, 01/20/33 ... 2,250 2,120,207
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (LIBOR USD 3
Month + 1.85%), 6.08%, 10/17/31 ... 2,950 2,784,019
Series 2014-1A, Class A2R2, (LIBOR USD 3
Month + 1.45%), 5.53%, 01/17/31 ... 6,650 6,449,531
Series 2014-1A, Class CR2, (LIBOR USD 3
Month + 2.65%), 6.73%, 01/17/31 ... 2,100 1,954,889
Series 2015-1A, Class CR4, (LIBOR USD 3
Month + 2.85%), 7.53%, 05/21/34 ... 4,100 3,801,702
Series 2015-2A, Class A1R2, (LIBOR USD 3
Month + 1.10%), 5.34%, 07/20/30 ... 7,898 7,790,971
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.75%), 6.99%, 07/20/30 ... 1,400 1,289,455
Series 2018-1A, Class A2, (LIBOR USD 3
Month + 1.45%), 5.64%, 04/18/31 ... 10,000 9,685,335
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.75%), 5.94%, 04/18/31 ... 2,000 1,886,619
Series 2018-2A, Class A2, (LIBOR USD 3
Month + 1.65%), 5.73%, 07/16/31 ... 1,000 968,728
Series 2019-1A, Class A1R, (LIBOR USD 3
Month + 1.15%), 5.80%, 11/14/34 ... 7,000 6,823,171
Series 2019-1A, Class A2R, (LIBOR USD 3
Month + 1.70%), 6.35%, 11/14/34 ... 7,000 6,649,887
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.00%), 6.65%, 11/14/34 ... 2,500 2,331,452
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 3.05%), 7.70%, 11/14/34 ... 3,750 3,460,887
Series 2020-3A, Class BR, (LIBOR USD 3
Month + 1.95%), 6.56%, 11/15/31 ... 2,000 1,896,798
Series 2020-3A, Class CR, (LIBOR USD 3
Month + 2.95%), 7.56%, 11/15/31 ... 1,500 1,403,680
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.70%), 5.94%, 04/20/34 ... 7,000 6,474,017

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-2A, Class C, (LIBOR USD 3
Month + 1.80%), 5.88%, 07/15/34 ... USD 2,000 $ 1,852,012
Series 2021-2A, Class D, (LIBOR USD 3
Month + 2.90%), 6.98%, 07/15/34 ... 4,000 3,675,920
Series 2021-3A, Class B, (LIBOR USD 3
Month + 1.65%), 5.73%, 01/15/35 ... 7,000 6,669,535
Series 2021-3A, Class C, (LIBOR USD 3
Month + 1.95%), 6.03%, 01/15/35 ... 5,000 4,652,700
Series 2021-3A, Class D, (LIBOR USD 3
Month + 2.95%), 7.03%, 01/15/35 ... 2,000 1,861,933
Series 2021-4A, Class B, (LIBOR USD 3
Month + 1.65%), 5.73%, 10/15/34 ... 7,250 6,914,221
Series 2021-4A, Class C, (LIBOR USD 3
Month + 1.95%), 6.03%, 10/15/34 ... 4,850 4,521,493
Series 2021-4A, Class D, (LIBOR USD 3
Month + 2.95%), 7.03%, 10/15/34 ... 6,000 5,543,913
Series 2022-1A, Class B, (3 Month CME
Term SOFR + 1.80%), 5.76%, 04/20/35 1,000 952,794
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.05%), 6.01%, 04/20/35 3,500 3,266,921
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 7.01%, 04/20/35 3,250 3,056,595
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2016-1A, Class A2R, (LIBOR USD 3
Month + 1.80%), 6.49%, 08/23/31 ... 2,600 2,473,880
Series 2018-1A, Class A2R, (LIBOR USD 3
Month + 1.60%), 5.84%, 10/20/31 ... 4,700 4,431,887
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.85%), 8.46%, 05/15/32 ... 2,500 2,129,885
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.25%), 6.33%, 07/15/34 ... 6,000 5,557,346
Pikes Peak CLO 2
(a)(b)
Series 2018-2A, Class B1R, (LIBOR USD 3
Month + 1.75%), 5.94%, 10/18/34 ... 5,000 4,761,182
Series 2018-2A, Class CR, (LIBOR USD 3
Month + 2.25%), 6.44%, 10/18/34 ... 2,350 2,185,034
Pikes Peak CLO 6, Series 2020-6A, Class BR2,
(LIBOR USD 3 Month + 1.70%), 6.37%,
05/18/34
(a)(b)
.................... 1,000 957,979
Pikes Peak CLO 8, Series 2021-8A, Class B,
(LIBOR USD 3 Month + 1.75%), 5.99%,
07/20/34
(a)(b)
.................... 2,000 1,917,112
Pikes Peak CLO 9, Series 2021-9A, Class B,
(LIBOR USD 3 Month + 1.75%), 6.11%,
10/27/34
(a)(b)
.................... 7,000 6,689,848
Post CLO Ltd.
(a)(b)
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.75%), 5.83%, 10/15/34 ... 10,000 9,583,649
Series 2021-1A, Class C, (LIBOR USD 3
Month + 2.20%), 6.28%, 10/15/34 ... 3,500 3,264,735
Series 2021-1A, Class D, (LIBOR USD 3
Month + 3.30%), 7.38%, 10/15/34 ... 1,200 1,105,488
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.20%), 7.16%, 04/20/35 1,750 1,611,455
PPM CLO 4 Ltd.
(a)(b)
Series 2020-4A, Class AR, (LIBOR USD 3
Month + 1.19%), 5.38%, 10/18/34 ... 6,000 5,825,813
Series 2020-4A, Class BR, (LIBOR USD 3
Month + 1.65%), 5.84%, 10/18/34 ... 3,000 2,865,816
Series 2020-4A, Class CR, (LIBOR USD 3
Month + 2.10%), 6.29%, 10/18/34 ... 1,250 1,151,776
Progress Residential Trust
(b)
Series 2019-SFR3, Class F, 3.87%,
09/17/36 .................... 3,000 2,817,738
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-SFR4, Class E, 3.44%,
10/17/36 .................... USD 12,500 $ 11,722,120
Series 2020-SFR1, Class F, 3.43%,
04/17/37 .................... 5,500 4,993,402
Series 2020-SFR1, Class G, 4.03%,
04/17/37 .................... 3,500 3,169,981
Series 2021-SFR10, Class F, 4.61%,
12/17/40 .................... 8,500 6,946,056
Series 2021-SFR10, Class G, 4.86%,
12/17/40 .................... 6,000 4,621,444
Series 2021-SFR8, Class F, 3.18%,
10/17/38 .................... 22,000 18,102,374
Series 2021-SFR8, Class G, 4.01%,
10/17/38 .................... 10,000 8,292,302
Series 2022-SFR5, Class E1, 6.62%,
06/17/39 .................... 2,000 1,817,317
Providus CLO III DAC, Series 3X, Class ER,
(EURIBOR 3 Month + 6.26%), 7.66%,
07/18/34
(a)(c)
.................... EUR 300 262,727
Providus CLO V DAC, Series 5X, Class E,
(EURIBOR 3 Month + 5.29%), 7.09%,
02/15/35
(a)(c)
.................... 171 149,729
Rad CLO 10 Ltd.
(a)(b)
Series 2021-10A, Class C, (LIBOR USD 3
Month + 1.75%), 6.07%, 04/23/34 ... USD 3,750 3,440,349
Series 2021-10A, Class D, (LIBOR USD 3
Month + 2.75%), 7.07%, 04/23/34 ... 2,000 1,800,031
Rad CLO 12 Ltd.
(a)(b)
Series 2021-12A, Class C, (LIBOR USD 3
Month + 2.05%), 6.46%, 10/30/34 ... 1,375 1,276,244
Series 2021-12A, Class D, (LIBOR USD 3
Month + 3.05%), 7.46%, 10/30/34 ... 3,375 3,104,032
Rad CLO 14 Ltd.
(a)(b)
Series 2021-14A, Class C, (LIBOR USD 3
Month + 2.00%), 6.08%, 01/15/35 ... 3,500 3,211,125
Series 2021-14A, Class D, (LIBOR USD 3
Month + 3.00%), 7.08%, 01/15/35 ... 1,000 894,908
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (LIBOR USD 3
Month + 1.65%), 5.89%, 01/20/34 ... 7,000 6,741,659
Series 2021-15A, Class C, (LIBOR USD 3
Month + 2.05%), 6.29%, 01/20/34 ... 1,650 1,540,419
Series 2021-15A, Class D, (LIBOR USD 3
Month + 3.05%), 7.29%, 01/20/34 ... 2,900 2,680,363
Rad CLO 2 Ltd.
(a)(b)
Series 2018-2A, Class AR, (LIBOR USD 3
Month + 1.08%), 5.16%, 10/15/31 ... 5,375 5,284,283
Series 2018-2A, Class BR, (LIBOR USD 3
Month + 1.50%), 5.58%, 10/15/31 ... 5,000 4,829,268
Rad CLO 3 Ltd.
(a)(b)
Series 2019-3A, Class A, (LIBOR USD 3
Month + 1.48%), 5.56%, 04/15/32 ... 15,500 15,316,815
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 1.55%), 5.63%, 04/15/32 ... 4,000 3,855,966
Rad CLO 5 Ltd.
(a)(b)
Series 2019-5A, Class BR, (LIBOR USD 3
Month + 1.70%), 6.02%, 07/24/32 ... 3,000 2,891,700
Series 2019-5A, Class DR, (LIBOR USD 3
Month + 3.15%), 7.47%, 07/24/32 ... 3,500 3,247,528
Rad CLO 9 Ltd., Series 2020-9A, Class A1,
(LIBOR USD 3 Month + 1.40%), 5.48%,
01/15/34
(a)(b)
.................... 1,250 1,229,536
Regatta Funding LP, Series 2013-2A, Class
CR2, (LIBOR USD 3 Month + 3.70%),
7.78%, 01/15/29
(a)(b)
............... 4,500 4,255,830

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta IX Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.80%), 5.88%, 04/17/30 ... USD 10,000 $ 9,735,284
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.45%), 6.53%, 04/17/30 ... 1,000 967,087
Regatta VI Funding Ltd., Series 2016-1A,
Class CR2, (LIBOR USD 3 Month + 2.15%),
6.39%, 04/20/34
(a)(b)
............... 1,000 945,817
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class CR2, (LIBOR USD 3
Month + 2.05%), 6.80%, 06/20/34 ... 750 702,298
Series 2016-1A, Class DR2, (LIBOR USD 3
Month + 3.05%), 7.80%, 06/20/34 ... 2,000 1,858,984
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month + 1.25%),
5.33%, 10/17/30
(a)(b)
............... 3,500 3,459,114
Regatta X Funding Ltd., Series 2017-3A, Class
C, (LIBOR USD 3 Month + 1.80%), 5.88%,
01/17/31
(a)(b)
.................... 1,500 1,407,375
Regatta XII Funding Ltd.
(a)(b)
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.10%), 5.18%, 10/15/32 ... 10,000 9,779,384
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 7.18%, 10/15/32 ... 1,000 932,666
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (LIBOR USD 3 Month + 2.10%),
6.18%, 07/15/31
(a)(b)
............... 1,250 1,181,362
Regatta XV Funding Ltd., Series 2018-4A,
Class C, (LIBOR USD 3 Month + 3.30%),
7.66%, 10/25/31
(a)(b)
............... 1,000 945,303
Regatta XVI Funding Ltd.
(a)(b)
Series 2019-2A, Class B, (LIBOR USD 3
Month + 2.05%), 6.13%, 01/15/33 ... 6,700 6,451,531
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.90%), 7.98%, 01/15/33 ... 1,000 947,555
Regatta XVII Funding Ltd., Series 2020-1A,
Class C, (LIBOR USD 3 Month + 2.55%),
6.63%, 10/15/33
(a)(b)
............... 500 480,509
Regatta XXIII Funding Ltd.
(a)(b)
Series 2021-4A, Class C, (LIBOR USD 3
Month + 2.05%), 6.29%, 01/20/35 ... 3,000 2,811,385
Series 2021-4A, Class D, (LIBOR USD 3
Month + 3.05%), 7.29%, 01/20/35 ... 2,000 1,867,303
Riserva CLO Ltd.
(a)(b)
Series 2016-3A, Class CRR, (LIBOR USD 3
Month + 1.80%), 5.99%, 01/18/34 ... 1,000 922,745
Series 2016-3A, Class DRR, (LIBOR USD 3
Month + 3.25%), 7.44%, 01/18/34 ... 1,250 1,159,757
Rockfield Park CLO DAC, Series 1X, Class
D, (EURIBOR 3 Month + 5.95%), 7.33%,
07/16/34
(a)(c)
.................... EUR 357 314,521
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (LIBOR USD
3 Month + 1.65%), 5.89%, 04/20/34 .. USD 3,500 3,324,771
Series 2017-3A, Class C, (LIBOR USD 3
Month + 1.80%), 6.04%, 10/20/30 ... 2,300 2,170,564
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.72%), 6.40%, 05/20/31 ... 1,000 959,003
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.16%), 5.40%, 10/20/31 ... 3,500 3,436,142
Series 2018-2A, Class B, (LIBOR USD 3
Month + 1.80%), 6.04%, 10/20/31 ... 1,125 1,076,348
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 6.44%, 10/20/31 ... 700 657,923
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-2A, Class D, (LIBOR USD 3
Month + 3.10%), 7.34%, 10/20/31 ... USD 1,600 $ 1,455,947
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 7.34%, 04/20/34 ... 1,500 1,319,310
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.00%), 6.68%, 08/20/32 ... 5,500 5,157,362
Series 2020-1A, Class A, (LIBOR USD 3
Month + 1.28%), 5.52%, 01/20/32 ... 10,000 9,835,243
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 6.34%, 07/20/34 ... 2,000 1,841,212
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 7.49%, 07/20/34 ... 1,250 1,149,410
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.15%), 6.39%, 10/20/34 ... 3,000 2,774,166
RR 5 Ltd., Series 2018-5A, Class B, (LIBOR
USD 3 Month + 2.25%), 6.33%, 10/15/31
(a)(b)
1,250 1,198,539
Signal Peak CLO 1 Ltd., Series 2014-1A,
Class BR3, (LIBOR USD 3 Month + 1.80%),
5.88%, 04/17/34
(a)(b)
............... 630 600,864
Signal Peak CLO 10 Ltd.
(a)(b)
Series 2021-9A, Class B, (LIBOR USD 3
Month + 1.70%), 5.98%, 07/21/34 ... 9,500 9,097,413
Series 2021-9A, Class C, (LIBOR USD 3
Month + 2.05%), 6.33%, 07/21/34 ... 2,000 1,871,767
Signal Peak CLO 2 LLC, Series 2015-1A,
Class CR2, (LIBOR USD 3 Month + 1.90%),
6.14%, 04/20/29
(a)(b)
............... 2,000 1,919,324
Signal Peak CLO 4 Ltd.
(a)(b)
Series 2017-4A, Class CR, (LIBOR USD 3
Month + 2.15%), 6.48%, 10/26/34 ... 5,000 4,574,857
Series 2017-4A, Class DR, (LIBOR USD 3
Month + 3.20%), 7.53%, 10/26/34 ... 2,300 1,995,775
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A, (LIBOR USD 3
Month + 1.50%), 5.91%, 04/30/32 ... 5,000 4,937,230
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.00%), 6.41%, 04/30/32 ... 5,000 4,757,838
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (LIBOR USD 3
Month + 1.70%), 5.94%, 07/20/34 ... 3,000 2,873,774
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 6.24%, 07/20/34 ... 1,000 928,565
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.00%), 7.24%, 07/20/34 ... 4,000 3,661,490
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (LIBOR USD 3 Month + 1.24%),
5.48%, 01/20/34
(a)(b)
............... 8,500 8,332,162
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class D, (LIBOR USD 3 Month + 2.90%),
7.14%, 04/20/34
(a)(b)
............... 1,045 961,527
Sound Point CLO XXI Ltd., Series 2018-3A,
Class A1A, (LIBOR USD 3 Month + 1.18%),
5.51%, 10/26/31
(a)(b)
............... 6,600 6,427,397
Sound Point CLO XXIII, Series 2019-2A, Class
CR, (LIBOR USD 3 Month + 2.25%), 6.33%,
07/15/34
(a)(b)
.................... 2,250 2,081,382
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (LIBOR USD 3 Month + 1.70%),
6.06%, 04/25/34
(a)(b)
............... 3,350 3,187,818
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month + 1.28%),
5.64%, 01/25/32
(a)(b)
............... 1,500 1,470,066
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3 Month CME Term SOFR +
1.90%), 5.96%, 04/25/35
(a)(b)
......... 5,200 4,941,542

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sound Point Euro CLO V Funding DAC, Series
5X, Class E, (EURIBOR 3 Month + 5.84%),
7.38%, 07/25/35
(a)(c)
............... EUR 300 $ 258,380
Southwick Park CLO LLC
(a)(b)
Series 2019-4A, Class A1R, (LIBOR USD 3
Month + 1.06%), 5.30%, 07/20/32 ... USD 2,000 1,961,122
Series 2019-4A, Class CR, (LIBOR USD 3
Month + 1.95%), 6.19%, 07/20/32 ... 2,550 2,402,002
Series 2019-4A, Class ER, (LIBOR USD 3
Month + 6.25%), 10.49%, 07/20/32 ... 1,000 855,615
Stewart Park CLO Ltd., Series 2015-1A, Class
DR, (LIBOR USD 3 Month + 2.60%), 6.68%,
01/15/30
(a)(b)
.................... 1,700 1,527,058
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
Series 2006-BC3, Class A1, (LIBOR USD 1
Month + 0.32%), 4.71%, 10/25/36 ... 5,501 3,693,840
Series 2007-MN1A, Class A1, (LIBOR USD
1 Month + 0.23%), 4.62%, 01/25/37
(b)
. 1,448 866,766
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (LIBOR USD 3 Month + 3.75%),
7.83%, 01/16/32
(a)(b)
............... 2,750 2,541,458
Symphony CLO XXII Ltd., Series 2020-22A,
Class B, (LIBOR USD 3 Month + 1.70%),
5.89%, 04/18/33
(a)(b)
............... 1,250 1,198,069
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 6.19%,
04/20/34
(a)(b)
.................... 830 775,036
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2017-1A, Class C, (LIBOR USD 3
Month + 1.85%), 6.50%, 11/18/30 ... 1,250 1,181,257
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 1.75%), 6.16%, 01/29/32 ... 4,000 3,743,401
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 2.75%), 7.16%, 01/29/32 ... 2,000 1,858,089
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (LIBOR USD 3
Month + 2.05%), 6.29%, 04/20/34 ... 3,500 3,262,024
Series 2020-1A, Class DRR, (LIBOR USD 3
Month + 3.40%), 7.64%, 04/20/34 ... 2,250 2,050,668
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.90%), 6.14%, 03/18/34 ... 1,000 921,040
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 6.46%, 07/25/34 ... 2,500 2,314,053
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 7.61%, 07/25/34 ... 5,000 4,523,541
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class B, (LIBOR USD 3
Month + 1.60%), 5.84%, 01/20/31 ... 1,000 976,828
Series 2017-9A, Class D, (LIBOR USD 3
Month + 2.90%), 7.14%, 01/20/31 ... 1,000 949,192
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 7.23%,
07/17/31
(a)(b)
.................... 2,500 2,325,070
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class BR2, (LIBOR USD 3
Month + 1.50%), 5.58%, 01/15/34 ... 2,000 1,909,150
Series 2016-6A, Class CR2, (LIBOR USD 3
Month + 1.90%), 5.98%, 01/15/34 ... 1,650 1,541,308
TICP CLO VII Ltd.
(a)(b)
Series 2017-7A, Class BR, (LIBOR USD 3
Month + 1.70%), 5.78%, 04/15/33 ... 2,000 1,925,495
Series 2017-7A, Class CR, (LIBOR USD 3
Month + 2.15%), 6.23%, 04/15/33 ... 6,500 6,176,923
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-7A, Class DR, (LIBOR USD 3
Month + 3.20%), 7.28%, 04/15/33 ... USD 4,000 $ 3,710,472
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class A, (LIBOR USD 3
Month + 1.18%), 5.42%, 10/20/31 ... 8,545 8,414,985
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 7.29%, 10/20/31 ... 1,100 1,046,102
Series 2018-11A, Class E, (LIBOR USD 3
Month + 6.00%), 10.24%, 10/20/31 ... 1,000 908,930
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class CR, (LIBOR USD 3
Month + 2.10%), 6.18%, 07/15/34 ... 13,450 12,612,960
Series 2018-12A, Class DR, (LIBOR USD 3
Month + 3.30%), 7.38%, 07/15/34 ... 1,500 1,401,139
TICP CLO XIII Ltd., Series 2019-13A, Class
DR, (LIBOR USD 3 Month + 3.15%), 7.23%,
04/15/34
(a)(b)
.................... 2,000 1,864,719
TICP CLO XIV Ltd., Series 2019-14A, Class
BR, (LIBOR USD 3 Month + 2.20%), 6.44%,
10/20/32
(a)(b)
.................... 3,250 3,094,481
Trestles CLO Ltd., Series 2020-3A, Class C,
(LIBOR USD 3 Month + 2.25%), 6.49%,
01/20/33
(a)(b)
.................... 1,450 1,365,801
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%,
03/17/38 .................... 7,000 6,255,248
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 .................... 1,000 817,723
Tricon Residential Trust
(b)
Series 2021-SFR1, Class F, 3.69%,
07/17/38 .................... 5,500 4,651,276
Series 2021-SFR1, Class G, 4.13%,
07/17/38 .................... 3,551 2,945,591
Series 2022-SFR2, Class E, 7.51%,
07/17/40 .................... 10,000 9,368,817
Upland CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.90%), 7.14%,
04/20/31
(a)(b)
.................... 1,500 1,366,419
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (3 Month CME
Term SOFR + 2.16%), 6.09%, 04/18/31 1,000 938,957
Series 2014-4A, Class BR2, (LIBOR USD 3
Month + 2.09%), 6.10%, 07/14/31 ... 500 461,794
Series 2016-3A, Class A1R, (LIBOR USD 3
Month + 1.19%), 5.38%, 10/18/31 ... 500 493,204
Voya Euro CLO II DAC, Series 2X, Class ER,
(EURIBOR 3 Month + 6.02%), 7.40%,
07/15/35
(a)(c)
.................... EUR 390 339,339
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (LIBOR USD 1 Month + 0.16%), 3.94%,
10/25/36
(a)
..................... USD 12,227 9,107,729
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (LIBOR USD 3 Month + 1.35%),
5.59%, 07/20/30
(a)(b)
............... 3,800 3,664,975
Wellman Park CLO Ltd., Series 2021-1A, Class
B, (LIBOR USD 3 Month + 1.60%), 5.68%,
07/15/34
(a)(b)
.................... 7,000 6,689,871
Whetstone Park CLO Ltd., Series 2021-1A,
Class D, (LIBOR USD 3 Month + 2.90%),
7.14%, 01/20/35
(a)(b)
............... 2,500 2,226,460
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class ANBR, (LIBOR USD
3 Month + 1.70%), 6.02%, 07/24/32 .. 10,415 10,057,793

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.05%), 6.37%, 07/24/32 ... USD 5,000 $ 4,708,974
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (LIBOR USD 3 Month + 1.22%), 5.30%,
10/15/34
(a)(b)
.................... 2,000 1,944,781
York CLO 1 Ltd., Series 2014-1A, Class BRR,
(LIBOR USD 3 Month + 1.65%), 5.97%,
10/22/29
(a)(b)
.................... 2,100 2,053,027
Total Asset-Backed Securities — 12.8%
(Cost: $1,779,049,614) ........................... 1,667,811,057
Shares
Shares
Common Stocks
Aerospace & Defense — 0.2%
Airbus SE ........................ 34,853 4,144,109
BAE Systems plc ................... 406,888 4,202,503
L3Harris Technologies, Inc. ............ 38,470 8,009,839
Lockheed Martin Corp. ............... 2,737 1,331,523
MTU Aero Engines AG ............... 19,568 4,209,768
Raytheon Technologies Corp. .......... 58,076 5,861,030
27,758,772
Air Freight & Logistics — 0.2%
CJ Logistics Corp.
(e)
................. 2,959 220,669
DSV A/S ......................... 22,805 3,606,319
Hyundai Glovis Co. Ltd.
(e)
............. 8,031 1,042,677
United Parcel Service, Inc., Class B ...... 85,866 14,926,945
ZTO Express Cayman, Inc., ADR ........ 13,289 357,075
20,153,685
Airlines — 0.1%
(e)
Copa Holdings SA, Class A
(f)
........... 80,067 6,659,172
InterGlobe Aviation Ltd.
(b)(c)
............ 255,891 6,192,135
Korean Air Lines Co. Ltd. ............. 72,634 1,323,642
14,174,949
Auto Components — 0.0%
Lear Corp. ....................... 46,078 5,714,594
Automobiles — 0.1%
Astra International Tbk. PT ............ 11,451,600 4,190,711
Bajaj Auto Ltd. ..................... 8,238 359,210
BYD Co. Ltd., Class A ................ 62,200 2,296,217
Dongfeng Motor Group Co. Ltd., Class H ... 510,000 291,404
General Motors Co. ................. 174,312 5,863,856
Guangzhou Automobile Group Co. Ltd., Class
H ........................... 188,000 125,906
13,127,304
Banks — 1.6%
Absa Group Ltd. ................... 543,672 6,173,731
Abu Dhabi Commercial Bank PJSC ...... 2,362,795 5,782,504
Abu Dhabi Islamic Bank PJSC .......... 184,545 457,183
Al Rajhi Bank
(e)
.................... 36,832 736,575
AMMB Holdings Bhd. ................ 236,100 221,980
Axis Bank Ltd. ..................... 738,285 8,308,396
Bank Central Asia Tbk. PT ............. 1,121,000 614,687
Bank of Beijing Co. Ltd., Class A ........ 1,476,400 918,987
Bank of China Ltd., Class H ............ 34,588,000 12,518,417
Bank of Communications Co. Ltd., Class H . 1,318,000 756,397
Bank of Hangzhou Co. Ltd., Class A ...... 634,800 1,197,853
Bank Rakyat Indonesia Persero Tbk. PT ... 45,218,113 14,336,415
BNP Paribas SA ................... 132,295 7,532,771
Boubyan Bank KSCP ................ 83,890 219,289
Security
Shares
Shares Value
Banks (continued)
Capitec Bank Holdings Ltd. ............ 1,980 $ 215,536
Chang Hwa Commercial Bank Ltd. ....... 795,768 443,387
China CITIC Bank Corp. Ltd., Class H ..... 1,658,000 733,702
China Construction Bank Corp., Class H ... 1,644,000 1,028,140
CIMB Group Holdings Bhd. ............ 854,900 1,125,021
Citigroup, Inc. ..................... 225,922 10,218,452
Citizens Financial Group, Inc. .......... 606,457 23,876,212
Comerica, Inc. ..................... 24,925 1,666,236
Commercial Bank PSQC (The) .......... 171,546 234,104
Commercial International Bank Egypt SAE .. 1,289,240 2,165,427
DBS Group Holdings Ltd. ............. 443,200 11,218,103
Dubai Islamic Bank PJSC ............. 527,831 819,253
Emirates NBD Bank PJSC ............. 195,800 689,635
First Abu Dhabi Bank PJSC ............ 76,830 356,979
First Citizens BancShares, Inc., Class A .... 7,088 5,375,256
First Financial Holding Co. Ltd. .......... 1,193,786 1,028,228
Grupo Financiero Banorte SAB de CV, Class O 1,153,512 8,301,569
Gulf Bank KSCP ................... 482,968 496,131
HDFC Bank Ltd. ................... 467,988 9,178,909
Hong Leong Bank Bhd. ............... 91,300 425,670
Huaxia Bank Co. Ltd., Class A .......... 213,800 160,243
Industrial & Commercial Bank of China Ltd.,
Class A ....................... 137,800 86,366
Industrial & Commercial Bank of China Ltd.,
Class H ....................... 14,995,000 7,690,781
KBC Group NV .................... 83,813 5,396,328
Kotak Mahindra Bank Ltd. ............. 49,900 1,097,865
Kuwait Finance House KSCP ........... 412,073 1,113,471
M&T Bank Corp. ................... 85,649 12,424,244
Malayan Banking Bhd. ............... 609,900 1,204,544
Masraf Al Rayan QSC ................ 791,469 685,310
National Bank of Kuwait SAKP .......... 376,181 1,326,440
Nordea Bank Abp .................. 706,174 7,564,505
OTP Bank Nyrt. .................... 167,275 4,545,048
Postal Savings Bank of China Co. Ltd., Class
H
(b)(c)
......................... 3,647,000 2,256,821
Powszechna Kasa Oszczednosci Bank Polski
SA .......................... 1,005,408 6,978,259
Public Bank Bhd. ................... 1,293,500 1,268,346
Qatar International Islamic Bank QSC ..... 93,964 267,100
Qatar Islamic Bank SAQ .............. 139,070 703,931
Qatar National Bank QPSC ............ 310,693 1,529,554
RHB Bank Bhd. .................... 330,600 434,367
Sberbank of Russia PJSC
(e)(g)
........... 877,548 119
Shanghai Commercial & Savings Bank Ltd.
(The) ......................... 319,845 458,163
Shanghai Rural Commercial Bank Co. Ltd.,
Class A ....................... 346,800 294,481
Taiwan Business Bank ............... 2,757,000 1,158,855
Taiwan Cooperative Financial Holding Co. Ltd. 1,019,000 860,980
TCS Group Holding plc, GDR, Class A
(c)(e)(g)
. 78,717 787
Tisco Financial Group PCL, NVDR ....... 435,300 1,246,592
UniCredit SpA ..................... 267,943 3,801,994
Wells Fargo & Co. .................. 271,198 11,197,765
215,124,394
Beverages — 0.4%
Ambev SA
(e)
...................... 2,943,799 8,068,072
Ambev SA, ADR
(e)
.................. 276,004 750,731
Carlsberg A/S, Class B ............... 26,341 3,494,054
Coca-Cola Femsa SAB de CV .......... 47,902 324,214
Coca-Cola Femsa SAB de CV, ADR ...... 4,881 331,322
Diageo plc ....................... 331,567 14,513,309
Fomento Economico Mexicano SAB de CV . 574,609 4,492,427
Fomento Economico Mexicano SAB de CV,
ADR ......................... 37,022 2,892,159

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Shares
Shares Value
Beverages (continued)
Kweichow Moutai Co. Ltd., Class A ....... 26,600 $ 6,609,680
United Spirits Ltd.
(e)
................. 94,404 1,000,098
Wuliangye Yibin Co. Ltd., Class A ........ 168,800 4,389,647
46,865,713
Biotechnology — 0.2%
3SBio, Inc.
(b)(c)
..................... 667,500 706,760
AbbVie, Inc. ...................... 122,523 19,800,942
BGI Genomics Co. Ltd., Class A ......... 202,000 1,507,852
Biocon Ltd. ....................... 195,092 616,520
Bloomage Biotechnology Corp. Ltd., Class A 40,454 788,381
23,420,455
Building Products — 0.0%
Cie de Saint-Gobain ................. 65,009 3,180,295
Capital Markets — 0.2%
B3 SA - Brasil Bolsa Balcao ............ 3,702,010 9,333,955
China Galaxy Securities Co. Ltd., Class H .. 852,000 414,229
Intercontinental Exchange, Inc. ......... 180,161 18,482,717
Invesco Ltd. ...................... 95,375 1,715,796
Sealand Securities Co. Ltd., Class A ...... 100,600 48,331
29,995,028
Chemicals — 0.3%
Air Liquide SA ..................... 88,137 12,509,764
Asian Paints Ltd. ................... 48,806 1,814,420
Hansol Chemical Co. Ltd.
(e)
............ 29,310 4,316,751
International Flavors & Fragrances, Inc. .... 79,007 8,283,094
Linde plc ........................ 6,867 2,238,376
Mesaieed Petrochemical Holding Co. ..... 70,782 41,285
Orbia Advance Corp. SAB de CV ........ 20,053 35,554
PPG Industries, Inc. ................. 25,511 3,207,753
Saudi Basic Industries Corp. ........... 111,240 2,661,008
Sika AG (Registered) ................ 10,364 2,491,539
Yanbu National Petrochemical Co. ....... 65,288 726,265
38,325,809
Commercial Services & Supplies — 0.0%
(e)
Preston Holdings LLC
(g)
.............. 24,388 5,365
S-1 Corp. ........................ 2,822 132,629
Saudi Airlines Catering Co. ............ 13,368 268,165
406,159
Communications Equipment — 0.1%
Accton Technology Corp. ............. 523,300 3,973,836
Cisco Systems, Inc. ................. 143,226 6,823,287
Telefonaktiebolaget LM Ericsson, ADR .... 151,263 883,376
Wistron NeWeb Corp. ................ 184,000 469,211
Yealink Network Technology Corp. Ltd., Class A 143,004 1,250,828
ZTE Corp., Class H ................. 122,400 268,898
13,669,436
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(e)
.......... 165,884 53,083
Vinci SA ......................... 54,398 5,422,774
5,475,857
Construction Materials — 0.0%
Taiwan Cement Corp. ................ 1,119,000 1,223,255
Consumer Finance — 0.1%
Capital One Financial Corp. ............ 28,341 2,634,580
Kaspi.KZ JSC, GDR
(c)
................ 78,641 5,648,313
Synchrony Financial ................. 333,620 10,962,753
19,245,646
Security
Shares
Shares Value
Containers & Packaging — 0.1%
Sealed Air Corp. ................... 196,099 $ 9,781,418
Diversified Financial Services — 0.1%
Apollo Global Management, Inc. ......... 92,076 5,873,528
Equitable Holdings, Inc. .............. 150,292 4,313,380
10,186,908
Diversified Telecommunication Services — 0.6%
AT&T, Inc. ........................ 173,689 3,197,615
Cellnex Telecom SA
(b)(c)
............... 795,323 26,381,860
China Tower Corp. Ltd., Class H
(b)(c)
...... 4,336,000 465,283
Chunghwa Telecom Co. Ltd. ........... 653,000 2,401,485
Hellenic Telecommunications Organization SA 35,834 559,695
Koninklijke KPN NV ................. 3,651,092 11,301,067
LG Uplus Corp. .................... 66,112 578,964
Ooredoo QPSC .................... 121,899 305,849
Saudi Telecom Co. .................. 823,551 8,014,145
Sitios Latinoamerica SAB de CV ......... 12,406 5,953
Telefonica Brasil SA ................. 164,376 1,190,777
Telefonica Brasil SA, ADR ............. 96,579 690,540
Telekom Malaysia Bhd. ............... 220,400 270,064
Telkom Indonesia Persero Tbk. PT ....... 4,793,400 1,154,309
Telkom Indonesia Persero Tbk. PT, ADR ... 7,014 167,284
TELUS Corp. ..................... 804,320 15,522,069
Verizon Communications, Inc. .......... 164,930 6,498,242
78,705,201
Electric Utilities — 1.1%
Alliant Energy Corp. ................. 133,181 7,352,923
American Electric Power Co., Inc. ........ 95,385 9,056,806
CLP Holdings Ltd. .................. 971,500 7,077,934
Duke Energy Corp. ................. 190,174 19,586,020
Edison International ................. 68,188 4,338,121
EDP - Energias de Portugal SA ......... 2,830,208 14,108,042
Entergy Corp. ..................... 71,131 8,002,237
Eversource Energy ................. 140,487 11,778,430
Exelon Corp. ...................... 199,112 8,607,612
NextEra Energy, Inc. ................ 320,451 26,789,704
PG&E Corp.
(e)
..................... 685,233 11,141,889
Saudi Electricity Co. ................. 24,613 152,149
Southern Co. (The) ................. 156,696 11,189,661
Terna - Rete Elettrica Nazionale ......... 586,000 4,327,728
143,509,256
Electrical Equipment — 0.2%
Contemporary Amperex Technology Co. Ltd.,
Class A ....................... 5,600 316,962
Schneider Electric SE ................ 150,550 21,142,436
Shanghai Electric Group Co. Ltd., Class A
(e)
. 1,549,000 880,006
22,339,404
Electronic Equipment, Instruments & Components — 0.2%
Delta Electronics, Inc. ................ 210,000 1,946,698
Foxconn Technology Co. Ltd. ........... 94,000 158,378
Hon Hai Precision Industry Co. Ltd. ....... 722,000 2,340,170
Largan Precision Co. Ltd. ............. 30,000 1,982,983
Samsung SDI Co. Ltd. ............... 8,593 4,034,779
TE Connectivity Ltd. ................. 137,058 15,734,258
26,197,266
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class A ............ 365,175 10,783,618
China Oilfield Services Ltd., Class H ...... 4,520,000 5,493,832
Dialog Group Bhd. .................. 387,500 215,500
16,492,950

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities, Inc. ...... 88,566 $ 12,901,409
American Tower Corp. ............... 145,846 30,898,934
Assura plc ....................... 22,200,145 14,640,601
Boston Properties, Inc. ............... 134,627 9,098,093
Community Healthcare Trust, Inc. ........ 136,831 4,898,550
Covivio ......................... 105,943 6,288,625
Cromwell European REIT
(c)
............ 3,129,720 5,028,047
Crown Castle, Inc. .................. 79,330 10,760,321
Digital Realty Trust, Inc. .............. 87,485 8,772,121
EPR Properties .................... 282,361 10,650,657
Equinix, Inc. ...................... 8,709 5,704,656
ESR Kendall Square REIT Co. Ltd. ....... 2,862,252 9,046,946
Goodman Group ................... 1,023,230 12,033,547
Healthpeak Properties, Inc. ............ 429,315 10,762,927
LondonMetric Property plc ............. 2,739,278 5,686,067
LXI REIT plc
(c)
..................... 4,202,408 5,742,717
Omega Healthcare Investors, Inc. ........ 397,653 11,114,401
Outfront Media, Inc. ................. 521,311 8,643,336
Physicians Realty Trust ............... 832,139 12,041,051
Prologis, Inc. ...................... 153,857 17,344,300
Rexford Industrial Realty, Inc. .......... 207,265 11,324,960
SBA Communications Corp., Class A ...... 40,827 11,444,216
SL Green Realty Corp. ............... 265,210 8,942,881
Spirit Realty Capital, Inc. .............. 299,835 11,972,412
Sun Communities, Inc. ............... 99,419 14,216,917
Target Healthcare REIT plc ............ 7,923,104 7,682,067
UDR, Inc. ........................ 451,966 17,504,643
VICI Properties, Inc. ................. 532,059 17,238,712
Warehouses De Pauw CVA ............ 310,533 8,895,773
321,279,887
Food & Staples Retailing — 0.2%
Abdullah Al Othaim Markets Co. ......... 8,006 222,130
Bid Corp. Ltd. ..................... 37,264 723,404
BIM Birlesik Magazalar A/S ............ 14,555 106,366
President Chain Store Corp. ........... 103,000 910,691
Sendas Distribuidora SA
(e)
............. 1,655,463 6,104,975
Wal-Mart de Mexico SAB de CV ......... 4,236,563 14,975,211
Walmart, Inc. ...................... 10,608 1,504,108
X5 Retail Group NV, GDR, Class S
(c)(e)(g)
.... 207,497 2,075
24,548,960
Food Products — 0.3%
Almarai Co. JSC ................... 34,567 492,394
AVI Ltd. ......................... 60,793 269,298
China Mengniu Dairy Co. Ltd.
(e)
......... 1,712,000 7,719,603
Danone SA ....................... 72,744 3,834,026
IOI Corp. Bhd. ..................... 236,900 218,014
Kraft Heinz Co. (The) ................ 173,121 7,047,756
Marico Ltd. ....................... 97,866 602,238
Mondelez International, Inc., Class A ...... 29,693 1,979,039
Nestle India Ltd. ................... 1,676 396,468
Nestle Malaysia Bhd. ................ 4,500 143,019
Nestle SA (Registered) ............... 61,739 7,131,437
PPB Group Bhd. ................... 35,500 140,549
QL Resources Bhd. ................. 70,800 88,560
Savola Group (The) ................. 19,173 140,634
Thai Union Group PCL, NVDR .......... 3,701,800 1,805,777
Uni-President Enterprises Corp. ......... 510,000 1,103,903
33,112,715
Gas Utilities — 0.2%
Beijing Enterprises Holdings Ltd. ........ 111,000 354,401
ENN Energy Holdings Ltd. ............. 770,100 10,756,796
Kunlun Energy Co. Ltd. ............... 8,450,000 6,007,554
Petronas Gas Bhd. .................. 44,200 171,783
Security
Shares
Shares Value
Gas Utilities (continued)
Tokyo Gas Co. Ltd. ................. 203,500 $ 3,984,489
21,275,023
Health Care Equipment & Supplies — 0.4%
Baxter International, Inc. .............. 108,900 5,550,633
EssilorLuxottica SA ................. 60,225 10,896,702
Koninklijke Philips NV ................ 201,610 3,033,670
Medtronic plc ..................... 308,105 23,945,921
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A .................... 113,200 5,156,362
Zimmer Biomet Holdings, Inc. .......... 55,016 7,014,540
55,597,828
Health Care Providers & Services — 0.5%
Bangkok Dusit Medical Services PCL, NVDR 2,964,300 2,478,927
Bumrungrad Hospital PCL, NVDR ....... 374,700 2,292,277
Cardinal Health, Inc. ................. 95,928 7,373,985
Cigna Corp. ...................... 16,231 5,377,980
Dr Sulaiman Al Habib Medical Services Group
Co. .......................... 6,534 381,562
Elevance Health, Inc. ................ 8,900 4,565,433
Hapvida Participacoes e Investimentos SA
(b)(c)(e)
5,978,948 5,829,563
Humana, Inc. ..................... 7,567 3,875,742
IHH Healthcare Bhd. ................ 353,500 498,845
Laboratory Corp. of America Holdings ..... 44,474 10,472,737
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H ....................... 277,100 460,029
Sinopharm Group Co. Ltd., Class H ...... 311,200 787,682
UnitedHealth Group, Inc. .............. 29,133 15,445,734
59,840,496
Hotels, Restaurants & Leisure — 0.2%
Alsea SAB de CV
(e)
................. 170,553 321,912
Compass Group plc ................. 77,870 1,798,177
Genting Malaysia Bhd. ............... 470,600 287,281
NEW Top YK
(e)(g)(h)
.................. 12,874 —
OPAP SA ........................ 362,827 5,133,189
Sands China Ltd.
(e)
.................. 2,618,000 8,587,637
Seera Group Holding
(e)
............... 122,949 572,232
Yum China Holdings, Inc.
(f)
............ 155,155 8,479,221
25,179,649
Household Durables — 0.2%
Cyrela Brazil Realty SA Empreendimentos e
Participacoes ................... 1,059,600 2,645,615
Newell Brands, Inc. ................. 219,378 2,869,464
Taylor Wimpey plc .................. 12,139,603 14,867,365
20,382,444
Household Products — 0.2%
Kimberly-Clark Corp. ................ 12,551 1,703,798
Reckitt Benckiser Group plc ............ 317,363 21,998,451
Unilever Indonesia Tbk. PT ............ 1,848,000 558,233
24,260,482
Independent Power and Renewable Electricity Producers — 0.0%
Electricity Generating PCL, NVDR ....... 62,200 309,629
Engie Brasil Energia SA .............. 24,715 177,472
RWE AG ........................ 86,561 3,826,665
4,313,766
Industrial Conglomerates — 0.0%
Industries Qatar QSC ................ 191,189 670,248
Siemens AG (Registered) ............. 16,521 2,277,442
2,947,690

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Shares
Shares Value
Insurance — 0.9%
American International Group, Inc. ....... 109,723 $ 6,938,883
ASR Nederland NV ................. 94,055 4,468,932
Assurant, Inc. ..................... 93,992 11,754,639
Bangkok Life Assurance PCL, NVDR ..... 273,300 226,862
F&G Annuities & Life, Inc.
(e)
............ 13,624 272,616
Fidelity National Financial, Inc. .......... 200,355 7,537,355
Gjensidige Forsikring ASA ............. 167,419 3,283,759
Life Insurance Corp. of India ........... 79,584 658,088
New China Life Insurance Co. Ltd., Class H . 252,300 614,270
People's Insurance Co. Group of China Ltd.
(The), Class H ................... 1,696,000 561,063
PICC Property & Casualty Co. Ltd., Class H . 322,000 304,450
Prudential Financial, Inc. .............. 9,740 968,740
Prudential plc ..................... 2,188,157 29,836,166
Qatar Insurance Co. SAQ ............. 72,642 38,097
Sampo OYJ, Class A ................ 143,784 7,509,768
Sanlam Ltd. ...................... 1,466,207 4,204,141
Tryg A/S ......................... 229,577 5,456,026
Willis Towers Watson plc .............. 26,922 6,584,583
Zurich Insurance Group AG ............ 48,183 23,035,201
114,253,639
Interactive Media & Services — 0.0%
Autohome, Inc., ADR ................ 3,341 102,235
Baidu, Inc., Class A
(e)
................ 4,750 67,739
Meta Platforms, Inc., Class A
(e)
.......... 29,530 3,553,640
Tencent Holdings Ltd. ................ 36,900 1,564,573
5,288,187
Internet & Direct Marketing Retail — 0.2%
(e)
Alibaba Group Holding Ltd. ............ 682,100 7,484,624
Alibaba Group Holding Ltd., ADR ........ 136,911 12,060,490
Prosus NV ....................... 98,559 6,804,853
Vipshop Holdings Ltd., ADR ............ 39,325 536,393
26,886,360
IT Services — 0.8%
Accenture plc, Class A ............... 64,862 17,307,776
Cognizant Technology Solutions Corp., Class A 157,933 9,032,188
Fidelity National Information Services, Inc. .. 140,739 9,549,141
HCL Technologies Ltd. ............... 176,999 2,219,725
Infosys Ltd. ....................... 60,613 1,105,054
Infosys Ltd., ADR ................... 61,807 1,113,144
NEXTDC Ltd.
(e)
.................... 2,095,355 12,929,611
Paychex, Inc. ..................... 127,901 14,780,240
Samsung SDS Co. Ltd.
(e)
.............. 8,540 832,302
SS&C Technologies Holdings, Inc. ....... 143,259 7,458,064
SUNeVision Holdings Ltd. ............. 12,844,000 6,928,597
Tata Consultancy Services Ltd. ......... 241,435 9,494,943
Visa, Inc., Class A .................. 70,044 14,552,341
107,303,126
Life Sciences Tools & Services — 0.2%
Lonza Group AG (Registered) .......... 37,986 18,646,395
Sartorius Stedim Biotech .............. 2,677 869,940
Syngene International Ltd.
(b)(c)
.......... 39,183 277,044
19,793,379
Machinery — 0.4%
Alfa Laval AB ..................... 71,812 2,077,330
Epiroc AB, Class A .................. 1,021,092 18,593,178
Han's Laser Technology Industry Group Co.
Ltd., Class A .................... 1,142,794 4,219,470
Komatsu Ltd. ..................... 395,200 8,541,903
Otis Worldwide Corp. ................ 212,522 16,642,598
Security
Shares
Shares Value
Machinery (continued)
Volvo AB, Class B .................. 147,823 $ 2,670,215
52,744,694
Marine — 0.0%
MISC Bhd. ....................... 137,700 234,431
Media — 0.1%
Cheil Worldwide, Inc.
(e)
............... 3,769 68,842
Comcast Corp., Class A .............. 187,930 6,571,912
Fox Corp., Class A .................. 99,100 3,009,667
MultiChoice Group .................. 71,713 494,821
Telenet Group Holding NV ............. 7,142 116,660
10,261,902
Metals & Mining — 0.1%
Alrosa PJSC
(e)(g)
.................... 607,124 82
Anglo American Platinum Ltd. .......... 1,156 96,476
Cia de Minas Buenaventura SAA, ADR .... 86,386 643,576
Ganfeng Lithium Group Co. Ltd., Class A ... 69,000 691,125
Gold Fields Ltd. .................... 369,067 3,832,702
Gold Fields Ltd., ADR
(f)
............... 111,529 1,154,325
Hochschild Mining plc ................ 107,064 91,009
Novolipetsk Steel PJSC
(e)(g)
............ 14 —
Project Investor Holdings LLC, (Acquired
02/12/19, cost $0)
(e)(g)(i)
............. 24,388 —
Shandong Gold Mining Co. Ltd., Class A ... 833,484 2,300,852
Zijin Mining Group Co. Ltd., Class A ...... 188,300 270,346
Zijin Mining Group Co. Ltd., Class H ...... 4,848,000 6,515,674
15,596,167
Multiline Retail — 0.0%
Central Retail Corp. PCL, NVDR ........ 333,800 445,618
Dollar General Corp. ................ 19,882 4,895,942
Fix Price Group plc, GDR
(b)(c)(e)(g)
......... 1,377,673 193
Hyundai Department Store Co. Ltd.
(e)
..... 2,371 111,119
5,452,872
Multi-Utilities — 0.7%
Ameren Corp. ..................... 78,210 6,954,433
CenterPoint Energy, Inc. .............. 202,584 6,075,494
CMS Energy Corp. .................. 152,603 9,664,348
Dominion Energy, Inc. ................ 270,932 16,613,550
DTE Energy Co. ................... 51,566 6,060,552
National Grid plc ................... 925,805 11,090,549
NiSource, Inc. ..................... 345,818 9,482,330
Public Service Enterprise Group, Inc. ..... 277,980 17,031,835
Qatar Electricity & Water Co. QSC ....... 41,488 200,269
Sempra Energy .................... 96,076 14,847,585
98,020,945
Oil, Gas & Consumable Fuels — 1.2%
BP plc .......................... 3,289,594 18,980,766
Cheniere Energy, Inc. ................ 66,695 10,001,582
Chesapeake Energy Corp. ............ 39,920 3,767,250
Chevron Corp. ..................... 41,201 7,395,167
China Petroleum & Chemical Corp., Class H 3,890,000 1,874,249
China Petroleum & Chemical Corp., ADR
(g)
.. 1,451 69,911
ConocoPhillips .................... 18,928 2,233,504
DT Midstream, Inc. .................. 108,730 6,008,420
Ecopetrol SA, ADR .................. 415,678 4,352,149
Enbridge, Inc. ..................... 488,837 19,105,801
Energy Transfer LP ................. 190,805 2,264,855
Enterprise Products Partners LP ......... 94,431 2,277,676
EQT Corp. ....................... 118,913 4,022,827
Equitrans Midstream Corp. ............ 49,005 328,334
Gibson Energy, Inc. ................. 23,759 414,817
Hess Corp. ....................... 19,795 2,807,327

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. ................. 33,263 $ 601,395
LUKOIL PJSC
(g)
.................... 417,114 57
Magellan Midstream Partners LP ........ 39,227 1,969,588
MOL Hungarian Oil & Gas plc .......... 565,301 3,939,729
MPLX LP ........................ 69,509 2,282,676
Novatek PJSC
(g)
................... 690 —
NuStar Energy LP .................. 22,360 357,760
ONEOK, Inc. ...................... 5,587 367,066
Pembina Pipeline Corp. .............. 72,889 2,474,135
PetroChina Co. Ltd., Class H ........... 16,152,200 7,378,221
Petroleo Brasileiro SA, ADR ........... 227,951 2,427,678
Petronet LNG Ltd. .................. 2,391,175 6,219,411
Plains All American Pipeline LP ......... 186,522 2,193,499
PTT Exploration & Production PCL, NVDR .. 455,200 2,318,159
Qatar Fuel QSC .................... 37,378 183,213
Qatar Gas Transport Co. Ltd. ........... 497,810 498,629
Saudi Arabian Oil Co.
(b)(c)
.............. 219,184 1,881,461
Shell plc ......................... 247,723 6,983,514
Targa Resources Corp. ............... 109,367 8,038,474
TC Energy Corp. ................... 61,442 2,449,455
TotalEnergies SE ................... 122,446 7,686,328
Ultrapar Participacoes SA, ADR ......... 80,863 195,688
Western Midstream Partners LP ......... 53,280 1,430,568
Williams Cos., Inc. (The) .............. 335,288 11,030,975
158,812,314
Personal Products — 0.2%
Colgate-Palmolive India Ltd. ........... 22,626 419,612
Dabur India Ltd. .................... 98,627 668,210
Estee Lauder Cos., Inc. (The), Class A .... 36,203 8,982,326
Godrej Consumer Products Ltd.
(e)
........ 551,939 5,823,360
L'Oreal SA ....................... 15,456 5,534,759
Unilever plc, ADR .................. 121,553 6,120,194
27,548,461
Pharmaceuticals — 1.0%
AstraZeneca plc ................... 290,833 39,355,342
Bayer AG (Registered) ............... 124,026 6,383,631
China Medical System Holdings Ltd. ...... 257,000 402,151
Cipla Ltd. ........................ 94,495 1,227,702
Dong-E-E-Jiao Co. Ltd., Class A ......... 62,800 368,927
Dr. Reddy's Laboratories Ltd. ........... 14,414 737,188
Eli Lilly & Co. ..................... 5,880 2,151,139
Euroapi SA
(e)
...................... 170,906 2,534,026
Joincare Pharmaceutical Group Industry Co.
Ltd., Class A .................... 605,035 985,945
Merck & Co., Inc. ................... 13,093 1,452,668
Novo Nordisk A/S, Class B ............ 164,929 22,399,925
Novo Nordisk A/S, ADR .............. 24,746 3,349,124
Roche Holding AG Genussscheine ....... 19,593 6,156,857
Sanofi .......................... 398,846 38,459,358
Sun Pharmaceutical Industries Ltd. ....... 7,541 91,193
Torrent Pharmaceuticals Ltd. ........... 22,802 426,280
126,481,456
Professional Services — 0.2%
Leidos Holdings, Inc. ................ 33,737 3,548,795
NMG, Inc.
(e)
....................... 3,714 561,742
RELX plc ........................ 708,218 19,609,406
Robert Half International, Inc. ........... 35,420 2,615,059
26,335,002
Real Estate Management & Development — 0.3%
Aldar Properties PJSC ............... 1,388,773 1,668,719
Barwa Real Estate Co. ............... 234,595 183,949
Emaar Economic City
(e)
............... 28,763 63,807
Emaar Properties PJSC .............. 3,183,010 5,063,947
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Hang Lung Properties Ltd. ............. 3,289,000 $ 6,407,007
Hulic Co. Ltd. ..................... 874,500 6,867,061
Mabanee Co. KPSC ................. 52,113 144,673
VGP NV ......................... 57,305 4,794,885
Vonovia SE ....................... 475,673 11,205,160
36,399,208
Road & Rail — 0.3%
ALD SA
(b)(c)
....................... 78,722 908,292
Canadian Pacific Railway Ltd. .......... 147,668 11,010,213
CSX Corp. ....................... 412,536 12,780,365
Daqin Railway Co. Ltd., Class A ......... 2,180,248 2,104,040
Union Pacific Corp. ................. 28,028 5,803,758
West Japan Railway Co. .............. 53,100 2,305,567
34,912,235
Semiconductors & Semiconductor Equipment — 0.5%
ASE Technology Holding Co. Ltd. ........ 95,000 288,646
ASML Holding NV .................. 10,866 5,924,709
Broadcom, Inc. .................... 3,563 1,992,180
Chipbond Technology Corp. ............ 167,000 311,351
MediaTek, Inc. ..................... 592,000 11,969,612
Taiwan Semiconductor Manufacturing Co. Ltd. 3,280,000 47,636,959
68,123,457
Software — 0.4%
Intuit, Inc. ........................ 48,733 18,967,858
Microsoft Corp. .................... 120,464 28,889,677
47,857,535
Specialty Retail — 0.3%
Abu Dhabi National Oil Co. for Distribution
PJSC ........................ 884,909 1,060,916
Home Product Center PCL, NVDR ....... 4,389,600 1,962,499
Industria de Diseno Textil SA ........... 931,183 24,733,199
Jarir Marketing Co. .................. 11,459 457,319
PTT Oil & Retail Business PCL, NVDR .... 247,200 169,710
Ross Stores, Inc. ................... 38,513 4,470,204
Topsports International Holdings Ltd.
(b)(c)
... 571,000 449,879
Truworths International Ltd. ............ 123,950 400,020
33,703,746
Technology Hardware, Storage & Peripherals — 0.1%
Catcher Technology Co. Ltd. ........... 193,000 1,059,936
Inventec Corp. ..................... 545,000 465,124
Lenovo Group Ltd. .................. 2,008,000 1,635,512
Lite-On Technology Corp. ............. 420,000 867,998
Quanta Computer, Inc. ............... 531,000 1,245,268
Samsung Electronics Co. Ltd. .......... 27,773 1,219,047
Samsung Electronics Co. Ltd., GDR
(c)
..... 8,522 9,439,895
15,932,780
Textiles, Apparel & Luxury Goods — 0.3%
Bosideng International Holdings Ltd. ...... 416,000 197,131
Kering SA ........................ 33,775 17,189,040
Li Ning Co. Ltd. .................... 236,000 2,029,365
LVMH Moet Hennessy Louis Vuitton SE .... 17,798 12,951,485
Pou Chen Corp. .................... 494,000 549,079
Ralph Lauren Corp., Class A ........... 39,392 4,162,553
37,078,653
Tobacco — 0.2%
Altria Group, Inc. ................... 93,890 4,291,712
British American Tobacco plc ........... 81,858 3,238,151
ITC Ltd. ......................... 546,818 2,188,777
KT&G Corp.
(e)
..................... 24,120 1,743,334

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Shares
Shares Value
Tobacco (continued)
Philip Morris International, Inc. .......... 199,961 $ 20,238,053
31,700,027
Trading Companies & Distributors — 0.2%
Azelis Group NV ................... 35,264 998,908
BOC Aviation Ltd.
(b)(c)
................ 812,000 6,764,447
Ferguson plc ...................... 127,439 15,999,187
23,762,542
Transportation Infrastructure — 0.8%
Aena SME SA
(b)(c)(e)
................. 127,569 15,991,851
Aeroports de Paris
(e)
................. 17,705 2,371,969
Atlas Arteria Ltd.
(h)
.................. 1,535,792 6,916,396
Auckland International Airport Ltd.
(e)
...... 1,002,795 4,973,452
China Merchants Port Holdings Co. Ltd. ... 222,000 324,117
Flughafen Zurich AG (Registered)
(e)
...... 63,229 9,784,077
Fraport AG Frankfurt Airport Services
Worldwide
(e)
.................... 209,579 8,487,444
Getlink SE ....................... 167,802 2,687,040
Grupo Aeroportuario del Pacifico SAB de CV,
Class B ....................... 593,623 8,511,445
Grupo Aeroportuario del Sureste SAB de CV,
Class B ....................... 2,979 69,407
Grupo Aeroportuario del Sureste SAB de CV,
ADR
(f)
........................ 1,259 293,334
Hamburger Hafen und Logistik AG ....... 51,596 654,753
Japan Airport Terminal Co. Ltd.
(e)
........ 46,200 2,278,457
Jiangsu Expressway Co. Ltd., Class H .... 7,092,000 6,455,856
Malaysia Airports Holdings Bhd.
(e)
........ 110,700 165,000
Salik Co. PJSC
(e)
................... 12,682,548 8,564,156
Taiwan High Speed Rail Corp. .......... 238,000 222,328
Transurban Group
(h)
................. 3,366,557 29,618,488
Zhejiang Expressway Co. Ltd., Class H .... 266,000 204,536
108,574,106
Water Utilities — 0.1%
American Water Works Co., Inc. ......... 12,974 1,977,497
Severn Trent plc ................... 185,860 5,937,883
7,915,380
Wireless Telecommunication Services — 0.2%
Advanced Info Service PCL, NVDR ....... 196,000 1,102,287
Axiata Group Bhd. .................. 244,600 171,796
DiGi.Com Bhd. .................... 230,700 209,371
Etihad Etisalat Co. .................. 106,234 982,003
Far EasTone Telecommunications Co. Ltd. .. 368,000 789,354
Global Telecom Holding SAE
(e)
.......... 49,473 4,157
KDDI Corp. ....................... 362,200 10,984,402
Maxis Bhd. ....................... 127,400 111,099
Mobile Telecommunications Co. KSCP .... 278,483 513,188
Mobile Telecommunications Co. Saudi Arabia
(e)
265,127 708,088
Mobile TeleSystems PJSC
(g)
........... 26,804 4
Rogers Communications, Inc., Class B .... 99,446 4,654,278
SK Telecom Co. Ltd. ................. 37,693 1,414,010
SK Telecom Co. Ltd., ADR
(f)
............ 24,866 511,991
Taiwan Mobile Co. Ltd. ............... 273,000 840,631
Vodacom Group Ltd. ................ 124,561 899,500
Vodafone Group plc ................. 4,179,866 4,233,024
28,129,183
Total Common Stocks — 20.3%
(Cost: $2,576,278,670) ........................... 2,646,914,481
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 1.0%
Boeing Co. (The)
5.15%, 05/01/30 ................. USD 9,444 $ 9,213,937
3.63%, 02/01/31 ................. 2,858 2,504,085
3.65%, 03/01/47 ................. 730 489,695
3.63%, 03/01/48 ................. 310 202,822
3.85%, 11/01/48 ................. 325 223,079
3.90%, 05/01/49 ................. 300 210,650
5.81%, 05/01/50 ................. 8,567 7,943,116
5.93%, 05/01/60 ................. 5,269 4,799,765
Bombardier, Inc.
(b)
7.50%, 03/15/25 ................. 2,536 2,511,437
7.13%, 06/15/26 ................. 9,201 8,926,942
7.88%, 04/15/27 ................. 6,324 6,134,127
6.00%, 02/15/28 ................. 2,536 2,345,090
7.45%, 05/01/34 ................. 946 946,000
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
. 3,252 2,922,735
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
2,497 2,041,297
General Dynamics Corp., 4.25%, 04/01/40 . 300 273,701
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 306 302,585
L3Harris Technologies, Inc.
3.83%, 04/27/25 ................. 355 344,741
4.40%, 06/15/28 ................. 1,450 1,387,963
2.90%, 12/15/29 ................. 235 200,454
1.80%, 01/15/31 ................. 1,565 1,201,045
4.85%, 04/27/35 ................. 200 186,356
5.05%, 04/27/45 ................. 120 107,510
Lockheed Martin Corp.
4.07%, 12/15/42 ................. 445 384,954
5.70%, 11/15/54 ................. 520 544,836
Northrop Grumman Corp., 5.25%, 05/01/50 . 625 615,431
Raytheon Technologies Corp.
4.13%, 11/16/28 ................. 355 339,773
2.25%, 07/01/30 ................. 400 332,858
4.50%, 06/01/42 ................. 1,415 1,272,535
4.15%, 05/15/45 ................. 385 320,954
3.03%, 03/15/52 ................. 1,600 1,084,718
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 7,779 7,409,498
Spirit AeroSystems, Inc.
(b)
7.50%, 04/15/25 ................. 372 367,595
9.38%, 11/30/29 ................. 3,527 3,712,873
TransDigm, Inc.
8.00%, 12/15/25
(b)
................ 12,787 12,976,120
6.25%, 03/15/26
(b)
................ 28,280 27,889,453
6.38%, 06/15/26 ................. 1,190 1,157,816
7.50%, 03/15/27 ................. 2,071 2,049,063
4.63%, 01/15/29 ................. 4,220 3,710,519
4.88%, 05/01/29 ................. 2,289 1,996,580
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 7,975 8,114,563
129,699,271
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10%, 08/05/29 ................. 781 689,203
4.25%, 05/15/30 ................. 100 94,326
4.55%, 04/01/46 ................. 795 644,957
5.25%, 05/15/50 ................. 200 182,099
1,610,585
Airlines — 0.5%
Air Canada, 3.88%, 08/15/26
(b)
......... 3,193 2,828,145
Air France-KLM
(c)
(EURIBOR ICE Swap Rate 3 Year +
13.00%), 6.50%
(a)(j)(k)
............ EUR 1,000 1,052,583
3.88%, 07/01/26 ................. 1,000 957,796
Allegiant Travel Co., 7.25%, 08/15/27
(b)
... USD 935 889,336

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Airlines (continued)
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ USD 9,041 $ 9,697,370
5.50%, 04/20/26 ................. 2,129 2,047,241
5.75%, 04/20/29 ................. 5,623 5,139,414
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
... 3,480 2,540,546
Delta Air Lines, Inc., 4.75%, 10/20/28
(b)
.... 2,129 2,000,819
Deutsche Lufthansa AG
(c)
2.00%, 07/14/24 ................. EUR 1,000 1,024,575
2.88%, 05/16/27 ................. 200 185,723
3.75%, 02/11/28 ................. 500 475,012
3.50%, 07/14/29 ................. 1,200 1,087,004
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... USD 2,941 2,661,605
International Consolidated Airlines Group SA
(c)
2.75%, 03/25/25 ................. EUR 800 779,559
1.13%, 05/18/28
(j)
................ 1,200 940,111
3.75%, 03/25/29 ................. 600 491,337
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 10,568 10,507,203
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(b)
................ 1,929 1,937,462
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 347 329,855
Series 2020-1, Class A, 5.88%, 10/15/27 7,609 7,502,082
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 3,461 3,208,091
4.63%, 04/15/29 ................. 4,777 4,159,313
62,442,182
Auto Components — 0.4%
Adient Global Holdings Ltd., 3.50%, 08/15/24
(c)
EUR 1,450 1,481,011
Aptiv plc
3.25%, 03/01/32 ................. USD 985 805,690
3.10%, 12/01/51 ................. 715 422,556
4.15%, 05/01/52 ................. 200 143,903
Clarios Global LP
6.75%, 05/15/25
(b)
................ 4,587 4,597,603
4.38%, 05/15/26
(c)
................ EUR 613 605,548
6.25%, 05/15/26
(b)
................ USD 4,261 4,165,137
8.50%, 05/15/27
(b)
................ 22,615 22,083,468
Dana Financing Luxembourg SARL, 3.00%,
07/15/29
(c)
.................... EUR 650 531,377
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... USD 1,248 1,098,082
Faurecia SE
(c)
2.63%, 06/15/25 ................. EUR 888 862,633
7.25%, 06/15/26 ................. 575 619,454
2.75%, 02/15/27 ................. 999 899,776
3.75%, 06/15/28 ................. 590 535,567
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 ................. USD 912 760,744
5.63%, 04/30/33 ................. 2,063 1,684,030
Grupo Antolin-Irausa SA
(c)
3.38%, 04/30/26 ................. EUR 273 236,709
3.50%, 04/30/28 ................. 977 738,500
Icahn Enterprises LP
6.25%, 05/15/26 ................. USD 2,685 2,580,006
5.25%, 05/15/27 ................. 3,277 3,000,421
4.38%, 02/01/29 ................. 1,942 1,642,252
IHO Verwaltungs GmbH
(l)
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)(c)
.................. EUR 906 815,868
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(b)
................... USD 200 174,973
ZF Europe Finance BV
(c)
2.00%, 02/23/26 ................. EUR 1,200 1,104,578
2.50%, 10/23/27 ................. 500 440,437
Security
Par (000)
Par (000) Value
Auto Components (continued)
ZF Finance GmbH
(c)
3.00%, 09/21/25 ................. EUR 200 $ 196,698
2.00%, 05/06/27 ................. 700 610,841
2.75%, 05/25/27 ................. 400 359,671
53,197,533
Automobiles — 0.3%
Ford Motor Co.
4.35%, 12/08/26 ................. USD 59 55,952
3.25%, 02/12/32 ................. 3,576 2,681,792
6.10%, 08/19/32 ................. 1,397 1,289,930
General Motors Co.
4.00%, 04/01/25 ................. 600 585,180
6.13%, 10/01/25 ................. 3,300 3,358,443
5.00%, 10/01/28 ................. 200 191,547
5.40%, 10/15/29 ................. 1,296 1,236,770
5.60%, 10/15/32 ................. 2,411 2,239,810
6.25%, 10/02/43 ................. 745 688,774
5.20%, 04/01/45 ................. 2,455 1,995,351
5.40%, 04/01/48 ................. 2,331 1,905,182
5.95%, 04/01/49 ................. 2,920 2,544,822
Hyundai Capital America
(b)
1.25%, 09/18/23 ................. 480 465,201
0.80%, 01/08/24 ................. 3,620 3,443,743
0.88%, 06/14/24 ................. 2,395 2,233,841
1.00%, 09/17/24 ................. 1,865 1,723,087
Jaguar Land Rover Automotive plc
7.75%, 10/15/25
(b)
................ 400 368,000
6.88%, 11/15/26
(c)
................ EUR 400 378,939
5.88%, 01/15/28
(b)
................ USD 200 152,090
4.50%, 07/15/28
(c)
................ EUR 848 685,499
Mercedes-Benz Finance North America LLC,
5.50%, 11/27/24
(b)
............... USD 1,560 1,568,817
Nissan Motor Acceptance Co. LLC, 2.75%,
03/09/28
(b)
.................... 675 546,724
Nissan Motor Co. Ltd., 4.35%, 09/17/27
(b)
.. 2,885 2,615,962
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.63%, 02/18/30
(a)(c)
......... EUR 3,500 3,329,057
Renault SA
(c)
1.25%, 06/24/25 ................. 100 95,673
2.38%, 05/25/26 ................. 500 480,781
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(c)
.. USD 2,339 2,088,727
Volkswagen Group of America Finance LLC
(b)
1.25%, 11/24/25 ................. 505 450,183
3.20%, 09/26/26 ................. 305 282,774
Volvo Car AB, 2.50%, 10/07/27
(c)
....... EUR 728 685,145
40,367,796
Banks — 4.8%
ABN AMRO Bank NV, (EUR Swap Annual 5
Year + 4.67%), 4.38%
(a)(c)(k)
.......... 3,000 2,958,617
Banco Bilbao Vizcaya Argentaria SA
(a)(k)
(EUR Swap Annual 5 Year + 5.66%),
5.88%
(c)
..................... 200 205,419
(EUR Swap Annual 5 Year + 6.04%),
6.00%
(c)
..................... 8,200 8,531,634
(USD Swap Semi 5 Year + 3.87%), 6.13% USD 20,400 17,369,166
Banco BPM SpA
(a)(c)
(EUR Swap Annual 5 Year + 5.42%),
5.00%, 09/14/30 ............... EUR 352 364,261
(EUR Swap Annual 5 Year + 3.17%),
2.88%, 06/29/31 ............... 5,114 4,530,077
(EUR Swap Annual 5 Year + 3.40%),
3.38%, 01/19/32 ............... 1,661 1,475,755
Banco de Sabadell SA
(a)(c)
(EUR Swap Annual 5 Year + 2.20%),
2.00%, 01/17/30 ............... 700 667,340

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(EUR Swap Annual 5 Year + 2.95%),
2.50%, 04/15/31 ............... EUR 3,200 $ 2,973,282
Banco do Brasil SA, 4.75%, 03/20/24
(c)
.... USD 2,804 2,757,208
Banco Espirito Santo SA
(c)(e)(m)
2.63%, 05/08/17 ................. EUR 800 102,763
4.75%, 01/15/18 ................. 1,500 192,681
4.00%, 01/21/23 ................. 5,400 693,652
Banco Mercantil del Norte SA, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.64%), 5.88%
(a)(b)(k)
.......... USD 1,725 1,536,113
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
2,704 2,158,637
Banco Santander SA
2.75%, 05/28/25 ................. 800 748,712
(EUR Swap Annual 5 Year + 4.53%),
4.38%
(a)(c)(k)
................... EUR 5,600 5,087,549
1.85%, 03/25/26 ................. USD 600 529,584
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.72%, 09/14/27
(a)
.............. 1,000 854,166
3.31%, 06/27/29 ................. 200 174,130
Bangkok Bank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34
(a)(c)
......... 4,334 3,612,931
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.28%, 01/29/31
(a)(b)(c)
....... 3,405 3,013,425
Bank of America Corp.
(SOFR 1 Day + 0.67%), 1.84%, 02/04/25
(a)
2,790 2,674,969
(SOFR 1 Day + 0.91%), 0.98%, 09/25/25
(a)
1,990 1,831,548
(LIBOR USD 3 Month + 0.81%), 3.37%,
01/23/26
(a)
................... 780 743,716
(SOFR 1 Day + 1.15%), 1.32%, 06/19/26
(a)
2,886 2,598,829
Series N, (SOFR 1 Day + 0.91%), 1.66%,
03/11/27
(a)
................... 374 330,879
(SOFR 1 Day + 2.04%), 4.95%, 07/22/28
(a)
4,200 4,101,975
(SOFR 1 Day + 1.99%), 6.20%, 11/10/28
(a)
4,495 4,640,960
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
................... 4,860 4,400,873
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
................... 1,500 1,362,345
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
................... 400 344,033
(LIBOR USD 3 Month + 1.19%), 2.88%,
10/22/30
(a)
................... 25 20,914
(SOFR 1 Day + 1.37%), 1.92%, 10/24/31
(a)
265 202,430
Series N, (SOFR 1 Day + 1.22%), 2.65%,
03/11/32
(a)
................... 1,090 872,465
(SOFR 1 Day + 1.32%), 2.69%, 04/22/32
(a)
1,625 1,300,624
(SOFR 1 Day + 1.33%), 2.97%, 02/04/33
(a)
1,310 1,055,360
(SOFR 1 Day + 1.83%), 4.57%, 04/27/33
(a)
1,640 1,500,112
(SOFR 1 Day + 2.16%), 5.02%, 07/22/33
(a)
30 28,482
Series L, 4.75%, 04/21/45 .......... 420 356,240
(LIBOR USD 3 Month + 1.99%), 4.44%,
01/20/48
(a)
................... 235 198,184
(LIBOR USD 3 Month + 3.15%), 4.08%,
03/20/51
(a)
................... 800 626,047
(SOFR 1 Day + 1.88%), 2.83%, 10/24/51
(a)
790 484,303
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.35%), 3.80%
(a)(c)(k)
... 3,000 2,865,000
Bank of Communications Hong Kong Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.53%), 3.73%
(a)(c)(k)
... 1,000 958,750
Bank of Cyprus PCL, (EUR Swap Annual 1
Year + 2.79%), 2.50%, 06/24/27
(a)(c)
.... EUR 525 460,199
Security
Par (000)
Par (000) Value
Banks (continued)
Bank of East Asia Ltd. (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.53%), 5.83%
(a)(c)(k)
.......... USD 4,653 $ 4,071,375
Bank of Ireland Group plc
(a)
(EUR Swap Annual 5 Year + 7.92%),
7.50%
(c)(k)
.................... EUR 800 830,995
(EUR Swap Annual 5 Year + 6.43%),
6.00%
(c)(k)
.................... 2,700 2,684,721
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%),
6.25%, 09/16/26
(b)
.............. USD 1,355 1,344,137
(EUR Swap Annual 5 Year + 4.15%),
6.75%, 03/01/33
(c)
.............. EUR 875 930,705
Bank of Montreal, (USD Swap Semi 5 Year +
1.43%), 3.80%, 12/15/32
(a)
.......... USD 300 264,156
Bank of Nova Scotia (The)
0.70%, 04/15/24 ................. 300 283,510
3.45%, 04/11/25 ................. 100 96,234
2.95%, 03/11/27 ................. 300 276,812
Barclays plc
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%),
8.00%
(a)(k)
.................... 2,900 2,817,657
(LIBOR USD 3 Month + 1.61%), 3.93%,
05/07/25
(a)
................... 455 441,230
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.58%), 7.13%
(a)(k)
. GBP 3,252 3,710,342
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(k)
.................... USD 22,075 20,143,437
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.02%), 6.38%
(a)(c)(k)
GBP 4,026 4,453,382
5.20%, 05/12/26 ................. USD 2,100 2,042,241
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.96%), 8.88%
(a)(c)(k)
GBP 2,400 2,854,592
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(a)(k)
.................... USD 4,905 3,740,062
4.84%, 05/09/28 ................. 640 590,078
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%),
8.00%
(a)(k)
.................... 25,220 23,580,700
(LIBOR USD 3 Month + 3.05%), 5.09%,
06/20/30
(a)
................... 1,300 1,197,379
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.00%),
5.75%, 08/09/33
(a)
.............. 505 477,054
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.65%), 5.13%, 01/18/33
(a)(c)
......... 1,666 1,494,506
BNP Paribas SA
(a)
(LIBOR USD 6 Month + 0.08%), 4.24%
(k)
450 315,000
(LIBOR USD 3 Month + 2.24%), 4.71%,
01/10/25
(b)
................... 5,035 4,984,668
(USD Swap Semi 5 Year + 3.98%), 7.00%
(b)
(k)
......................... 4,429 4,187,125
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%),
7.75%
(b)(k)
.................... 5,600 5,530,000
(EUR Swap Annual 5 Year + 4.65%),
6.88%
(c)(k)
.................... EUR 5,800 6,131,002
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.63%
(b)(k)
.................... USD 10,475 8,092,990

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Burgan Bank SAK, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.01%), 5.75%
(a)(c)(k)
.............. USD 975 $ 844,777
CaixaBank SA
(a)(c)(k)
(EUR Swap Annual 5 Year + 6.22%), 6.38% EUR 2,800 2,918,330
(EUR Swap Annual 5 Year + 6.50%), 6.75% 6,800 7,091,624
(EUR Swap Annual 5 Year + 4.50%), 5.25% 1,800 1,664,764
(EUR Swap Annual 5 Year + 6.35%), 5.88% 1,800 1,762,338
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(c)(k)
............. USD 380 358,578
Citibank NA, 3.65%, 01/23/24 ......... 300 295,876
Citigroup, Inc.
(LIBOR USD 3 Month + 0.90%), 3.35%,
04/24/25
(a)
................... 1,025 993,920
3.20%, 10/21/26 ................. 200 185,032
4.45%, 09/29/27 ................. 3,025 2,884,060
(SOFR 1 Day + 1.89%), 4.66%, 05/24/28
(a)
2,100 2,032,295
(LIBOR USD 3 Month + 1.15%), 3.52%,
10/27/28
(a)
................... 350 319,339
(SOFR 1 Day + 1.42%), 2.98%, 11/05/30
(a)
425 357,351
(SOFR 1 Day + 1.15%), 2.67%, 01/29/31
(a)
1,775 1,455,825
(SOFR 1 Day + 2.11%), 2.57%, 06/03/31
(a)
1,555 1,257,669
(SOFR 1 Day + 1.17%), 2.56%, 05/01/32
(a)
665 524,994
(SOFR 1 Day + 1.35%), 3.06%, 01/25/33
(a)
245 197,719
(SOFR 1 Day + 1.94%), 3.79%, 03/17/33
(a)
1,270 1,086,220
(SOFR 1 Day + 2.09%), 4.91%, 05/24/33
(a)
355 332,434
(SOFR 1 Day + 2.34%), 6.27%, 11/17/33
(a)
860 887,212
(SOFR 1 Day + 1.38%), 2.90%, 11/03/42
(a)
145 100,062
Commerzbank AG, (EUR Swap Annual 5 Year
+ 6.36%), 6.13%
(a)(c)(k)
............. EUR 14,000 13,900,992
Commonwealth Bank of Australia, 3.78%,
03/14/32
(b)
.................... USD 555 457,477
Cooperatieve Rabobank UA, (US Treasury
Yield Curve Rate T Note Constant Maturity 1
Year + 0.73%), 1.98%, 12/15/27
(a)(b)
.... 1,925 1,673,193
Credit Agricole SA
(a)(b)(k)
(USD Swap Semi 5 Year + 4.90%), 7.88% 3,600 3,566,880
(USD Swap Semi 5 Year + 6.19%), 8.13% 3,886 3,934,187
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%),
4.75% ...................... 23,110 18,520,759
Danske Bank A/S
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%),
3.77%, 03/28/25
(b)
.............. 545 528,077
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%),
7.00%
(c)(k)
.................... 24,620 23,327,450
Discover Bank, (USD Swap Semi 5 Year +
1.73%), 4.68%, 08/09/28
(a)
.......... 1,050 1,007,769
Erste Group Bank AG, (EUR Swap Annual 5
Year + 6.20%), 6.50%
(a)(c)(k)
.......... EUR 2,200 2,294,938
Fifth Third Bancorp, (SOFR 1 Day + 2.19%),
6.36%, 10/27/28
(a)
............... USD 1,060 1,090,628
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
...... 2,091 1,689,528
HDFC Bank Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.93%), 3.70%
(a)(c)(k)
.............. 3,300 2,813,250
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 5.40%
(a)(k)
......... 5,810 4,008,900
HSBC Holdings plc
(LIBOR USD 3 Month + 1.21%), 3.80%,
03/11/25
(a)
................... 1,160 1,127,668
(USD Swap Rate 5 Year + 4.37%), 6.38%
(a)
(k)
......................... 4,019 3,894,721
Security
Par (000)
Par (000) Value
Banks (continued)
(SOFR 1 Day + 0.71%), 0.98%, 05/24/25
(a)
USD 1,710 $ 1,583,259
4.25%, 08/18/25 ................. 500 480,974
(SOFR 1 Day + 1.51%), 4.18%, 12/09/25
(a)
2,490 2,418,237
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%),
4.00%
(a)(k)
.................... 990 856,304
(SOFR 1 Day + 3.35%), 7.39%, 11/03/28
(a)
5,653 5,941,023
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(a)(k)
.................... 9,830 7,647,577
(SOFR 1 Day + 1.19%), 2.80%, 05/24/32
(a)
1,495 1,156,650
(SOFR 1 Day + 4.25%), 8.11%, 11/03/33
(a)
1,685 1,782,864
5.25%, 03/14/44 ................. 340 286,389
HSBC USA, Inc., 3.75%, 05/24/24 ...... 200 196,092
Huntington National Bank (The), (SOFR Index
+ 1.65%), 4.55%, 05/17/28
(a)
........ 535 516,205
ING Groep NV
3.55%, 04/09/24 ................. 430 420,612
(USD Swap Rate 5 Year + 4.20%), 6.75%
(a)
(c)(k)
........................ 5,877 5,648,091
(USD Swap Semi 5 Year + 4.45%), 6.50%
(a)
(k)
......................... 2,010 1,900,431
(SOFR 1 Day + 1.64%), 3.87%, 03/28/26
(a)
300 288,680
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%),
5.75%
(a)(k)
.................... 679 602,534
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%),
3.88%
(a)(k)
.................... 17,590 12,816,413
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 6.07%),
5.88%
(a)(c)(k)
................... EUR 1,650 1,653,545
5.71%, 01/15/26
(b)
................ USD 1,489 1,430,929
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(c)(k)
................... EUR 6,327 6,524,178
(EUR Swap Annual 5 Year + 5.85%),
5.50%
(a)(c)(k)
................... 1,250 1,103,567
(EUR Swap Annual 5 Year + 5.56%),
6.38%
(a)(c)(k)
................... 1,500 1,375,967
5.15%, 06/10/30
(c)
................ GBP 500 491,819
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%),
4.20%, 06/01/32
(a)(b)
............. USD 2,695 1,980,038
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%),
4.95%, 06/01/42
(a)(b)
............. 940 603,620
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
1,612 1,547,318
JPMorgan Chase & Co.
3.38%, 05/01/23 ................. 1,680 1,672,102
(SOFR 1 Day + 1.16%), 2.30%, 10/15/25
(a)
350 329,823
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
................... 225 210,216
(SOFR 1 Day + 1.56%), 4.32%, 04/26/28
(a)
2,200 2,100,971
(SOFR 1 Day + 1.89%), 2.18%, 06/01/28
(a)
4,340 3,794,822
(SOFR 1 Day + 1.99%), 4.85%, 07/25/28
(a)
1,480 1,442,679
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29
(a)
................... 140 131,510
(SOFR 1 Day + 2.58%), 5.72%, 09/14/33
(a)
7,266 7,092,004
(LIBOR USD 3 Month + 1.36%), 3.88%,
07/24/38
(a)
................... 2,335 1,938,043
5.50%, 10/15/40 ................. 970 955,798
(SOFR 1 Day + 2.46%), 3.11%, 04/22/41
(a)
140 101,742
5.40%, 01/06/42 ................. 480 470,587
(SOFR 1 Day + 1.46%), 3.16%, 04/22/42
(a)
1,215 881,996
5.63%, 08/16/43 ................. 15 14,564
4.95%, 06/01/45 ................. 765 683,486

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Series W, (LIBOR USD 3 Month + 1.00%),
5.61%, 05/15/47
(a)
.............. USD 19,006 $ 14,550,423
Kasikornbank PCL
(a)(c)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.94%),
5.28%
(k)
..................... 2,110 1,996,324
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%),
3.34%, 10/02/31 ............... 2,100 1,834,875
KBC Group NV, (EUR Swap Annual 5 Year +
4.69%), 4.75%
(a)(c)(k)
.............. EUR 7,200 7,338,834
KeyBank NA, 4.15%, 08/08/25 ......... USD 565 551,995
Krung Thai Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.53%), 4.40%
(a)(c)(k)
............. 300 267,337
Lloyds Banking Group plc
4.50%, 11/04/24 ................. 800 780,691
4.45%, 05/08/25 ................. 500 490,429
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%),
3.87%, 07/09/25
(a)
.............. 1,100 1,064,656
(USD Swap Semi 5 Year + 4.50%), 7.50%
(a)
(k)
......................... 3,975 3,834,711
4.58%, 12/10/25 ................. 2,250 2,178,669
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75%
(a)(k)
.................... 7,290 6,918,347
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%),
4.72%, 08/11/26
(a)
.............. 1,365 1,335,562
4.55%, 08/16/28 ................. 265 249,319
Mitsubishi UFJ Financial Group, Inc.
3.76%, 07/26/23 ................. 15 14,876
1.41%, 07/17/25 ................. 1,595 1,448,403
3.74%, 03/07/29 ................. 500 460,765
3.20%, 07/18/29 ................. 365 318,707
2.05%, 07/17/30 ................. 1,000 788,800
Mizuho Financial Group, Inc., (SOFR 1 Day +
1.25%), 1.24%, 07/10/24
(a)
.......... 900 878,215
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.51%), 6.50%
(a)(c)(k)
.......... 920 859,223
NatWest Group plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24 ............... 590 581,550
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25 .................... 800 782,303
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.85%),
7.47%, 11/10/26 ............... 1,895 1,971,937
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.99%), 5.13%
(k)
.. GBP 750 760,177
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
3.03%, 11/28/35 ............... USD 1,185 872,479
Nordea Bank Abp
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(c)(k)
................... 1,100 1,080,269
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(b)(k)
................... 14,225 13,969,837
1.50%, 09/30/26
(b)
................ 2,500 2,158,747
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
3.75%
(a)(b)(k)
................... USD 7,115 $ 5,493,156
PNC Financial Services Group, Inc. (The)
3.90%, 04/29/24 ................. 100 98,774
2.20%, 11/01/24 ................. 100 95,547
2.55%, 01/22/30 ................. 650 551,451
(SOFR Index + 2.14%), 6.04%, 10/28/33
(a)
2,394 2,492,393
Regions Financial Corp., 2.25%, 05/18/25 .. 100 93,451
Santander UK Group Holdings plc
(a)
(BPSWS5 + 5.79%), 6.75%
(c)(k)
....... GBP 6,725 7,794,818
(SOFR 1 Day + 2.75%), 6.83%, 11/21/26 USD 1,795 1,818,194
(SOFR 1 Day + 0.99%), 1.67%, 06/14/27 1,150 977,837
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.06%), 2.88%
(a)(c)(k)
... 3,200 2,704,000
Skandinaviska Enskilda Banken AB, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 4.07%), 6.88%
(a)(c)(k)
... 600 575,250
Societe Generale SA
(USD Swap Semi 5 Year + 4.30%), 7.38%
(a)
(b)(k)
........................ 2,290 2,195,265
(USD Swap Semi 5 Year + 4.98%), 7.88%
(a)
(b)(k)
........................ 300 296,946
(USD Swap Semi 5 Year + 4.98%), 7.88%
(a)
(c)(k)
........................ 6,526 6,459,556
(USD Swap Rate 5 Year + 5.87%), 8.00%
(a)
(b)(k)
........................ 16,275 16,295,344
(USD Swap Semi 5 Year + 5.87%), 8.00%
(a)
(c)(k)
........................ 1,893 1,895,366
4.00%, 01/12/27
(b)
................ 360 333,310
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.39%),
9.38%
(a)(b)(k)
................... 2,270 2,329,504
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38%
(a)(b)(k)
................... 12,900 10,450,764
Standard Chartered plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%),
6.00%
(c)(k)
.................... 1,200 1,154,335
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%),
1.82%, 11/23/25
(b)
.............. 1,475 1,347,182
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%),
4.30%
(b)(k)
.................... 11,150 8,557,015
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25 ................. 1,675 1,584,887
3.04%, 07/16/29 ................. 900 778,191
2.75%, 01/15/30 ................. 950 797,139
TMBThanachart Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.26%), 4.90%
(a)(c)(k)
............. 2,431 2,224,365
Toronto-Dominion Bank (The)
0.70%, 09/10/24 ................. 1,585 1,475,068
3.77%, 06/06/25 ................. 1,585 1,538,165
(USD Swap Semi 5 Year + 2.21%), 3.63%,
09/15/31
(a)
................... 100 92,105
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%),
8.13%, 10/31/82
(a)
.............. 23,625 24,570,000
UniCredit SpA
(a)(c)
(EUR Swap Annual 5 Year + 6.39%),
6.63%
(k)
..................... EUR 5,619 5,809,752
(USD Swap Semi 5 Year + 5.18%), 8.00%
(k)
USD 24,210 23,112,561

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(EUR Swap Annual 5 Year + 4.93%),
5.38%
(k)
..................... EUR 1,000 $ 956,595
(EURIBOR ICE Swap Rate 5 Year +
7.33%), 7.50%
(k)
............... 4,968 5,165,209
(EUR Swap Annual 5 Year + 2.80%),
2.73%, 01/15/32 ............... 400 359,689
US Bancorp, 3.00%, 07/30/29 ......... USD 200 175,595
Wells Fargo & Co.
(SOFR 1 Day + 1.32%), 3.91%, 04/25/26
(a)
2,535 2,463,785
(SOFR 1 Day + 1.51%), 3.53%, 03/24/28
(a)
1,655 1,532,532
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28
(a)
................... 715 663,874
(SOFR 1 Day + 1.98%), 4.81%, 07/25/28
(a)
1,515 1,479,695
5.61%, 01/15/44 ................. 950 921,019
4.65%, 11/04/44 ................. 210 176,773
4.75%, 12/07/46 ................. 740 619,710
(SOFR 1 Day + 4.50%), 5.01%, 04/04/51
(a)
955 841,236
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.75%),
2.67%, 11/15/35
(a)
.............. 460 341,898
4.42%, 07/24/39 ................. 200 165,085
3.13%, 11/18/41 ................. 590 389,175
Woori Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.66%),
4.25%
(a)(c)(k)
................... 2,203 2,068,479
621,173,424
Beverages — 0.1%
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 ................. 145 136,944
4.90%, 02/01/46 ................. 5,125 4,659,011
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 ................. 1,170 1,154,898
4.95%, 01/15/42 ................. 80 75,019
4.60%, 04/15/48 ................. 460 399,718
5.55%, 01/23/49 ................. 160 158,175
5.80%, 01/23/59 ................. 195 199,459
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 595 447,477
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................ 700 484,575
Keurig Dr Pepper, Inc., 4.50%, 04/15/52 ... 420 349,958
8,065,234
Biotechnology — 0.1%
AbbVie, Inc.
2.60%, 11/21/24 ................. 1,100 1,052,325
3.80%, 03/15/25 ................. 1,550 1,510,645
3.60%, 05/14/25 ................. 605 586,334
4.55%, 03/15/35 ................. 150 140,262
4.30%, 05/14/36 ................. 1,055 949,993
4.05%, 11/21/39 ................. 200 171,190
4.40%, 11/06/42 ................. 1,405 1,218,728
4.45%, 05/14/46 ................. 880 756,299
4.88%, 11/14/48 ................. 840 765,124
4.25%, 11/21/49 ................. 539 447,308
Amgen, Inc.
3.00%, 01/15/52 ................. 995 635,045
4.20%, 02/22/52 ................. 1,020 808,855
4.88%, 03/01/53 ................. 410 363,619
4.40%, 02/22/62 ................. 428 338,621
Cidron Aida Finco SARL
(c)
5.00%, 04/01/28 ................. EUR 1,156 1,054,918
6.25%, 04/01/28 ................. GBP 663 649,242
Gilead Sciences, Inc.
4.50%, 02/01/45 ................. USD 900 791,789
Security
Par (000)
Par (000) Value
Biotechnology (continued)
4.75%, 03/01/46 ................. USD 375 $ 337,473
4.15%, 03/01/47 ................. 100 82,592
2.80%, 10/01/50 ................. 300 191,800
12,852,162
Building Products — 0.2%
Advanced Drainage Systems, Inc.
(b)
5.00%, 09/30/27 ................. 2,515 2,345,238
6.38%, 06/15/30 ................. 1,238 1,202,915
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
.................... 1,719 1,577,406
Carlisle Cos., Inc., 2.20%, 03/01/32 ...... 1,210 919,222
HT Troplast GmbH, 9.25%, 07/15/25
(c)
.... EUR 376 365,017
JELD-WEN, Inc., 6.25%, 05/15/25
(b)
..... USD 902 843,681
Masonite International Corp.
(b)
5.38%, 02/01/28 ................. 2,046 1,891,752
3.50%, 02/15/30 ................. 1,633 1,320,976
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................. 799 709,489
9.75%, 07/15/28 ................. 773 714,205
PCF GmbH
(c)
4.75%, 04/15/26 ................. EUR 589 520,789
(EURIBOR 3 Month + 4.75%), 6.13%,
04/15/26
(a)
................... 395 380,012
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(b)
.................... USD 8,565 7,663,106
Standard Industries, Inc.
2.25%, 11/21/26
(c)
................ EUR 619 563,221
5.00%, 02/15/27
(b)
................ USD 1,078 994,706
4.75%, 01/15/28
(b)
................ 842 757,707
4.38%, 07/15/30
(b)
................ 2,245 1,829,506
3.38%, 01/15/31
(b)
................ 1,354 1,018,890
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 1,062 988,749
26,606,587
Capital Markets — 1.6%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 1,482 1,489,410
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
847 698,973
Bank of New York Mellon (The), (SOFR 1 Day
+ 0.80%), 5.22%, 11/21/25
(a)
......... 810 812,129
Bank of New York Mellon Corp. (The), 3.00%,
10/30/28 ..................... 100 89,384
Blackstone Holdings Finance Co. LLC
(b)
5.90%, 11/03/27 ................. 3,627 3,654,157
6.20%, 04/22/33 ................. 4,169 4,202,379
Blackstone Private Credit Fund
7.05%, 09/29/25
(b)
................ 1,492 1,480,171
2.63%, 12/15/26 ................. 400 331,090
3.25%, 03/15/27 ................. 3,429 2,887,086
Codere New Holdco SA
7.50%, 11/30/27
(b)
................ EUR 370 176,447
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... USD 2,917 2,496,342
Credit Suisse AG
3.63%, 09/09/24 ................. 300 279,731
3.70%, 02/21/25 ................. 800 737,674
Credit Suisse Group AG
(a)
(USD Swap Semi 5 Year + 4.60%), 7.50%
(b)
(k)
......................... 6,225 4,974,520
(USD Swap Semi 5 Year + 4.60%), 7.50%
(c)
(k)
......................... 1,000 870,000
(USD Swap Semi 5 Year + 4.60%), 7.50%
(b)
(k)
......................... 1,772 1,541,640
(USD Swap Semi 5 Year + 3.46%), 6.25%
(c)
(k)
......................... 1,173 916,735

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(USD Swap Semi 5 Year + 3.46%), 6.25%
(b)
(k)
......................... USD 8,807 $ 6,882,935
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(b)(k)
.................... 4,848 3,154,504
(EURIBOR ICE Swap Rate 1 Year +
4.95%), 7.75%, 03/01/29
(c)
........ EUR 1,225 1,302,069
Deutsche Bank AG
(a)
(SOFR 1 Day + 2.16%), 2.22%, 09/18/24 USD 3,440 3,322,434
Series 2020, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.52%), 6.00%
(k)
............... 23,000 19,505,647
(SOFR 1 Day + 2.58%), 3.96%, 11/26/25 600 573,339
(SOFR 1 Day + 3.19%), 6.12%, 07/14/26 840 834,379
(SOFR 1 Day + 1.87%), 2.13%, 11/24/26 595 524,914
(EUR Swap Annual 5 Year + 4.55%),
4.50%
(c)(k)
.................... EUR 1,600 1,335,921
(EURIBOR ICE Swap Rate 5 Year +
6.94%), 10.00%
(c)(k)
............. 5,400 5,973,855
(EUR Swap Annual 5 Year + 5.69%),
6.75%
(c)(k)
.................... 1,400 1,308,553
(EURIBOR ICE Swap Rate 5 Year +
3.30%), 4.00%, 06/24/32
(c)
........ 800 757,661
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
............... USD 250 225,325
Goldman Sachs Group, Inc. (The)
(SOFR 1 Day + 0.57%), 0.67%, 03/08/24
(a)
1,400 1,384,916
5.70%, 11/01/24 ................. 1,900 1,922,614
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
................... 930 896,174
Series U, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.92%),
3.65%
(a)(k)
.................... 11,000 8,882,500
(SOFR 1 Day + 0.79%), 1.09%, 12/09/26
(a)
2,080 1,833,574
(SOFR 1 Day + 0.80%), 1.43%, 03/09/27
(a)
700 613,836
(SOFR 1 Day + 0.91%), 1.95%, 10/21/27
(a)
275 240,456
(SOFR 1 Day + 1.73%), 4.48%, 08/23/28
(a)
2,860 2,741,065
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
................... 695 647,474
(SOFR 1 Day + 1.09%), 1.99%, 01/27/32
(a)
2,370 1,805,505
(SOFR 1 Day + 1.28%), 2.62%, 04/22/32
(a)
710 566,218
(SOFR 1 Day + 1.25%), 2.38%, 07/21/32
(a)
780 605,209
(SOFR 1 Day + 1.41%), 3.10%, 02/24/33
(a)
4,267 3,464,721
6.75%, 10/01/37 ................. 850 906,970
5.15%, 05/22/45 ................. 195 175,153
Huarong Finance 2017 Co. Ltd., 4.75%,
04/27/27
(c)
.................... 1,900 1,661,669
Huarong Finance 2019 Co. Ltd.
(c)
2.50%, 02/24/23 ................. 534 530,662
(LIBOR USD 3 Month + 1.13%), 5.82%,
02/24/23
(a)
................... 616 613,844
3.75%, 05/29/24 ................. 900 851,513
Huarong Finance Co. Ltd., 3.25%, 11/13/24
(c)
200 183,475
Intercontinental Exchange, Inc.
3.10%, 09/15/27 ................. 25 23,128
4.60%, 03/15/33 ................. 570 545,001
4.25%, 09/21/48 ................. 15 12,560
5.20%, 06/15/62 ................. 375 353,804
Kane Bidco Ltd., 6.50%, 02/15/27
(c)
...... GBP 365 366,251
Morgan Stanley
(a)
(SOFR 1 Day + 1.16%), 3.62%, 04/17/25 USD 990 966,045
(SOFR 1 Day + 0.53%), 0.79%, 05/30/25 840 780,943
(SOFR 1 Day + 1.99%), 2.19%, 04/28/26 725 673,717
(SOFR 1 Day + 0.88%), 1.59%, 05/04/27 1,075 943,027
(SOFR 1 Day + 1.61%), 4.21%, 04/20/28 6,400 6,087,001
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28 .................... USD 1,430 $ 1,311,668
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30 .................... 800 744,563
(SOFR 1 Day + 1.14%), 2.70%, 01/22/31 1,985 1,640,298
(SOFR 1 Day + 3.12%), 3.62%, 04/01/31 285 248,806
(SOFR 1 Day + 1.29%), 2.94%, 01/21/33 1,330 1,075,941
(SOFR 1 Day + 1.49%), 3.22%, 04/22/42 180 133,196
(SOFR 1 Day + 1.43%), 2.80%, 01/25/52 160 98,512
MSCI, Inc.
(b)
4.00%, 11/15/29 ................. 1,438 1,252,548
3.63%, 09/01/30 ................. 2,053 1,706,556
3.88%, 02/15/31 ................. 1,673 1,390,974
3.63%, 11/01/31 ................. 1,086 898,101
Nomura Holdings, Inc.
1.65%, 07/14/26 ................. 455 395,984
2.68%, 07/16/30 ................. 500 399,834
2.61%, 07/14/31 ................. 880 680,596
Northern Trust Corp.
3.95%, 10/30/25 ................. 100 97,908
1.95%, 05/01/30 ................. 200 164,304
6.13%, 11/02/32 ................. 3,600 3,795,992
Owl Rock Capital Corp.
3.75%, 07/22/25 ................. 2,613 2,414,176
3.40%, 07/15/26 ................. 1,401 1,223,293
OWL Rock Core Income Corp.
5.50%, 03/21/25 ................. 2,516 2,439,019
7.75%, 09/16/27
(b)
................ 4,902 4,886,139
S&P Global, Inc.
2.90%, 03/01/32
(b)
................ 405 345,447
3.25%, 12/01/49 ................. 90 64,355
Sherwood Financing plc
(c)
4.50%, 11/15/26 ................. EUR 713 613,447
6.00%, 11/15/26 ................. GBP 473 440,311
State Street Corp., (LIBOR USD 3 Month +
1.00%), 5.77%, 06/15/47
(a)
.......... USD 48,980 37,569,811
Sun Hung Kai & Co. BVI Ltd., 5.00%,
09/07/26
(c)
.................... 750 615,000
SURA Asset Management SA, 4.88%,
04/17/24
(b)
.................... 3,157 3,133,323
UBS Group AG
(a)
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
(k)
......................... 13,976 13,749,915
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
1.01%, 07/30/24
(b)
.............. 1,055 1,025,825
(USD Swap Semi 5 Year + 4.87%), 7.00%
(c)
(k)
......................... 2,023 1,997,713
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%),
5.13%
(c)(k)
.................... 850 792,625
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%),
1.36%, 01/30/27
(b)
.............. 530 464,148
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%),
4.88%
(b)(k)
.................... 2,135 1,809,413
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27
(b)
.............. 315 271,013
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%),
4.38%
(b)(k)
.................... 6,640 5,044,797
209,553,980

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Chemicals — 0.5%
Air Products & Chemicals, Inc., 2.80%,
05/15/50 ..................... USD 5 $ 3,461
Alpek SAB de CV, 3.25%, 02/25/31
(b)
..... 365 303,246
Ashland LLC, 3.38%, 09/01/31
(b)
........ 721 576,274
Avient Corp., 7.13%, 08/01/30
(b)
........ 1,361 1,330,421
Axalta Coating Systems Dutch Holding B BV,
3.75%, 01/15/25
(c)
............... EUR 220 225,095
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. USD 1,477 1,365,339
3.38%, 02/15/29 ................. 1,484 1,224,545
Celanese US Holdings LLC
5.90%, 07/05/24 ................. 1,700 1,699,452
6.17%, 07/15/27 ................. 1,502 1,481,462
Chemours Co. (The), 5.75%, 11/15/28
(b)
... 894 803,018
Diamond BC BV, 4.63%, 10/01/29
(b)
...... 3,844 3,084,810
DuPont de Nemours, Inc.
5.32%, 11/15/38 ................. 575 552,608
5.42%, 11/15/48 ................. 150 142,770
Eastman Chemical Co., 4.80%, 09/01/42 .. 220 184,856
Ecolab, Inc., 2.70%, 12/15/51 ......... 855 531,817
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 15,230 12,945,500
Equate Petrochemical BV
(b)
4.25%, 11/03/26 ................. 1,222 1,166,093
2.63%, 04/28/28 ................. 803 697,004
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
.................... EUR 747 634,019
Gates Global LLC, 6.25%, 01/15/26
(b)
..... USD 1,121 1,081,765
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 3,919 2,929,100
Herens Midco SARL, 5.25%, 05/15/29
(c)
... EUR 1,483 1,096,401
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... USD 2,889 2,418,747
INEOS Quattro Finance 1 plc, 3.75%,
07/15/26
(c)
.................... EUR 131 114,988
Ingevity Corp., 3.88%, 11/01/28
(b)
....... USD 528 454,009
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
1,868 1,307,600
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. 860 710,456
LYB International Finance III LLC
1.25%, 10/01/25 ................. 800 713,685
4.20%, 10/15/49 ................. 280 208,211
4.20%, 05/01/50 ................. 55 40,665
3.63%, 04/01/51 ................. 100 66,908
LyondellBasell Industries NV, 4.63%, 02/26/55 220 171,263
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,293 1,151,546
Monitchem HoldCo 2 SA, 9.50%, 09/15/26
(c)
EUR 200 199,092
Monitchem HoldCo 3 SA, 5.25%, 03/15/25
(c)
1,407 1,443,848
Nutrien Ltd., 5.90%, 11/07/24 ......... USD 275 278,456
Olympus Water US Holding Corp., 3.88%,
10/01/28
(c)
.................... EUR 348 301,097
Pearl Holding II Ltd., 6.00%, (6.00% Cash or
14.00% PIK),
(c)(k)(l)
............... USD 573 7,608
Pearl Holding III Ltd., 9.00%, 10/22/25
(c)
... 456 159,030
Sasol Financing USA LLC
6.50%, 09/27/28 ................. 435 393,077
5.50%, 03/18/31 ................. 3,305 2,675,604
SCIL IV LLC
4.38%, 11/01/26
(c)
................ EUR 160 146,438
5.38%, 11/01/26
(b)
................ USD 1,825 1,546,687
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 1,193 911,382
4.38%, 02/01/32 ................. 204 153,755
Sherwin-Williams Co. (The)
3.45%, 06/01/27 ................. 289 271,064
2.95%, 08/15/29 ................. 200 175,077
2.30%, 05/15/30 ................. 300 246,629
4.50%, 06/01/47 ................. 195 163,641
3.30%, 05/15/50 ................. 15 10,253
Security
Par (000)
Par (000) Value
Chemicals (continued)
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
.................... USD 4,176 $ 3,424,320
Synthomer plc, 3.88%, 07/01/25
(c)
....... EUR 394 385,072
UPL Corp. Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.87%),
5.25%
(a)(c)(k)
................... USD 1,908 1,299,586
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. 2,611 2,313,686
5.63%, 08/15/29 ................. 9,842 7,945,151
65,867,687
Commercial Services & Supplies — 0.7%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
1,499 1,273,893
Allied Universal Holdco LLC
6.63%, 07/15/26
(b)
................ 13,564 12,411,060
9.75%, 07/15/27
(b)
................ 4,851 4,220,370
3.63%, 06/01/28
(c)
................ EUR 500 423,416
4.63%, 06/01/28
(b)
................ USD 9,109 7,462,087
4.88%, 06/01/28
(c)
................ GBP 310 293,448
6.00%, 06/01/29
(b)
................ USD 8,134 5,903,329
APi Group DE, Inc.
(b)
4.13%, 07/15/29 ................. 1,008 835,451
4.75%, 10/15/29 ................. 1,044 904,997
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 569 547,691
5.75%, 07/15/29 ................. 2,047 1,695,298
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 2,458 2,398,484
6.38%, 05/01/25 ................. 3,410 3,368,091
5.00%, 02/01/28 ................. 1,378 1,285,585
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 102 100,146
Clean Harbors, Inc., 4.88%, 07/15/27
(b)
.... 1,927 1,825,833
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 2,464 2,018,681
5.00%, 09/01/30 ................. 398 321,400
Garda World Security Corp., 4.63%, 02/15/27
(b)
894 789,384
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 535 511,030
3.75%, 08/01/25 ................. 1,136 1,073,520
5.13%, 12/15/26 ................. 1,633 1,561,650
4.00%, 08/01/28 ................. 2,201 1,881,855
3.50%, 09/01/28 ................. 1,663 1,462,047
4.75%, 06/15/29 ................. 2,589 2,266,023
4.38%, 08/15/29 ................. 1,877 1,590,664
Iliad Holding SASU, 7.00%, 10/15/28
(b)
.... 5,013 4,530,700
Intrum AB
(c)
3.13%, 07/15/24 ................. EUR 135 138,870
4.88%, 08/15/25 ................. 838 813,254
3.50%, 07/15/26 ................. 952 852,196
3.00%, 09/15/27 ................. 500 424,514
9.25%, 03/15/28 ................. 475 502,108
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... USD 1,404 1,249,560
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 2,703 1,852,633
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 1,632 1,538,160
Paprec Holding SA, 3.50%, 07/01/28
(c)
.... EUR 513 472,926
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. USD 1,048 1,029,461
5.75%, 04/15/26 ................. 1,999 1,924,037
6.25%, 01/15/28 ................. 2,122 1,931,360
Republic Services, Inc.
0.88%, 11/15/25 ................. 700 626,940
3.95%, 05/15/28 ................. 205 194,724
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(c)
............... EUR 1,146 1,151,004

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25
(c)
............... EUR 300 $ 294,240
Tuspark Forward Ltd., 7.95%, 05/13/24
(c)
.. USD 180 39,296
Verisure Holding AB
(c)
(EURIBOR 3 Month + 5.00%), 6.38%,
04/15/25
(a)
................... EUR 346 366,968
3.88%, 07/15/26 ................. 538 519,761
3.25%, 02/15/27 ................. 1,084 1,001,676
9.25%, 10/15/27 ................. 328 366,693
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... USD 6,684 5,902,640
86,149,154
Communications Equipment — 0.2%
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 3,926 3,572,660
CommScope, Inc.
(b)
6.00%, 03/01/26 ................. 2,128 1,963,910
8.25%, 03/01/27 ................. 1,389 1,076,475
7.13%, 07/01/28 ................. 2,392 1,709,966
4.75%, 09/01/29 ................. 3,246 2,616,925
Motorola Solutions, Inc.
4.60%, 02/23/28 ................. 900 871,697
4.60%, 05/23/29 ................. 1,725 1,641,730
2.30%, 11/15/30 ................. 780 609,923
2.75%, 05/24/31 ................. 915 731,581
Nokia OYJ, 6.63%, 05/15/39 .......... 2,016 1,913,509
Viasat, Inc.
(b)
5.63%, 09/15/25 ................. 2,453 2,275,863
5.63%, 04/15/27 ................. 2,719 2,469,804
6.50%, 07/15/28 ................. 3,303 2,477,986
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 823 691,694
24,623,723
Construction & Engineering — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
.................... 1,181 1,144,094
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 2,674 2,318,841
Cellnex Finance Co. SA
(c)
1.00%, 09/15/27 ................. EUR 200 178,096
1.50%, 06/08/28 ................. 800 711,287
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c)(e)(g)(m)
............ CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. USD 1,269 1,104,530
GMR Hyderabad International Airport Ltd.,
5.38%, 04/10/24
(c)
............... 536 526,050
Heathrow Finance plc
(c)(d)
4.75%, 03/01/24 ................. GBP 200 235,141
4.12%, 09/01/29 ................. 1,071 964,615
MasTec, Inc., 4.50%, 08/15/28
(b)
........ USD 1,045 935,996
Mexico City Airport Trust, 4.25%, 10/31/26
(b)
3,191 3,030,054
Summit Digitel Infrastructure Ltd., 2.88%,
08/12/31
(c)
.................... 860 653,187
11,801,891
Construction Materials — 0.0%
Cemex SAB de CV, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.53%), 5.13%
(a)(b)(k)
.............. 1,682 1,555,850
Consumer Finance — 0.9%
AerCap Ireland Capital DAC
3.15%, 02/15/24 ................. 2,650 2,561,642
6.50%, 07/15/25 ................. 885 896,751
2.45%, 10/29/26 ................. 200 174,888
Ally Financial, Inc., 5.75%, 11/20/25 ..... 2,010 1,947,183
American Express Co.
3.95%, 08/01/25 ................. 2,300 2,253,168
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%),
3.55%
(a)(k)
.................... USD 35,415 $ 29,093,422
American Honda Finance Corp.
1.95%, 05/10/23 ................. 590 583,113
2.00%, 03/24/28 ................. 1,440 1,240,623
Capital One Financial Corp.
3.30%, 10/30/24 ................. 2,215 2,137,806
(SOFR 1 Day + 1.29%), 2.64%, 03/03/26
(a)
1,475 1,381,554
Series M, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.16%),
3.95%
(a)(k)
.................... 16,300 12,801,705
(SOFR 1 Day + 0.86%), 1.88%, 11/02/27
(a)
300 261,268
3.80%, 01/31/28 ................. 1,060 990,754
(SOFR 1 Day + 1.27%), 2.62%, 11/02/32
(a)
420 321,603
Discover Financial Services, 6.70%, 11/29/32 650 660,710
Encore Capital Group, Inc.
(c)
4.88%, 10/15/25 ................. EUR 444 444,967
5.38%, 02/15/26 ................. GBP 300 324,240
4.25%, 06/01/28 ................. 897 832,299
Ford Motor Credit Co. LLC
3.81%, 01/09/24 ................. USD 1,775 1,726,237
5.58%, 03/18/24 ................. 1,700 1,677,645
4.54%, 03/06/25 ................. GBP 600 689,019
4.69%, 06/09/25 ................. USD 200 190,293
5.13%, 06/16/25 ................. 2,956 2,841,726
4.13%, 08/04/25 ................. 3,078 2,880,978
3.38%, 11/13/25 ................. 724 654,505
2.70%, 08/10/26 ................. 1,717 1,491,043
4.95%, 05/28/27 ................. 1,606 1,498,237
4.13%, 08/17/27 ................. 519 464,505
3.82%, 11/02/27 ................. 297 261,030
2.90%, 02/16/28 ................. 2,240 1,850,059
2.90%, 02/10/29 ................. 200 159,752
5.11%, 05/03/29 ................. 2,034 1,841,879
4.00%, 11/13/30 ................. 2,217 1,819,802
3.63%, 06/17/31 ................. 892 700,718
General Motors Financial Co., Inc.
3.25%, 01/05/23 ................. 7,750 7,749,535
2.40%, 04/10/28 ................. 255 214,473
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(l)
...... 2,320 1,921,591
John Deere Capital Corp., 2.60%, 03/07/24 . 205 199,691
LeasePlan Corp. NV, (EURIBOR ICE Swap
Rate 5 Year + 7.56%), 7.38%
(a)(c)(k)
..... EUR 1,400 1,483,644
Lincoln Financing SARL
(c)
3.63%, 04/01/24 ................. 500 527,197
(EURIBOR 3 Month + 3.88%), 5.03%,
04/01/24
(a)
................... 600 637,453
Muthoot Finance Ltd., 4.40%, 09/02/23
(c)
... USD 2,665 2,598,375
Navient Corp.
7.25%, 09/25/23 ................. 376 375,694
5.88%, 10/25/24 ................. 600 580,530
5.50%, 03/15/29 ................. 1,399 1,141,584
OneMain Finance Corp.
6.88%, 03/15/25 ................. 1,610 1,546,687
7.13%, 03/15/26 ................. 5,318 5,056,780
3.50%, 01/15/27 ................. 1,857 1,537,540
6.63%, 01/15/28 ................. 899 827,826
5.38%, 11/15/29 ................. 451 368,873
SLM Corp., 3.13%, 11/02/26 .......... 1,322 1,124,295
Toyota Motor Credit Corp.
1.15%, 08/13/27 ................. 1,525 1,297,221
3.38%, 04/01/30 ................. 527 477,930

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
USD 2,393 $ 1,918,767
111,240,810
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 4,580 3,185,222
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(b)
................ 4,137 4,049,896
2.00%, 09/01/28
(c)
................ EUR 388 334,344
3.00%, 09/01/29
(c)
................ 559 436,819
4.00%, 09/01/29
(b)
................ USD 17,661 13,996,825
Ardagh Packaging Finance plc
5.25%, 04/30/25
(b)
................ 680 647,182
2.13%, 08/15/26
(c)
................ EUR 1,343 1,197,988
4.75%, 07/15/27
(c)
................ GBP 131 108,699
Ball Corp.
5.25%, 07/01/25 ................. USD 113 111,525
2.88%, 08/15/30 ................. 747 596,195
3.13%, 09/15/31 ................. 313 251,380
Berry Global, Inc., 1.57%, 01/15/26 ...... 2,295 2,044,422
Canpack SA, 3.13%, 11/01/25
(b)
........ 810 704,953
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 5,865 5,576,152
8.75%, 04/15/30 ................. 2,587 2,214,398
Crown Americas LLC
4.75%, 02/01/26 ................. 1,705 1,655,129
4.25%, 09/30/26 ................. 620 591,219
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 368 378,860
Fiber Bidco Spa, 11.00%, 10/25/27
(c)
..... EUR 640 724,549
Graphic Packaging International LLC
3.50%, 03/15/28
(b)
................ USD 993 864,220
2.63%, 02/01/29
(c)
................ EUR 100 93,675
3.50%, 03/01/29
(b)
................ USD 364 310,138
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
... 2,905 2,338,525
Kleopatra Finco SARL, 4.25%, 03/01/26
(c)
.. EUR 1,648 1,370,672
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26
(c)
180 105,254
LABL, Inc., 5.88%, 11/01/28
(b)
......... USD 2,185 1,903,725
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 1,381 1,342,811
OI European Group BV
(c)
3.13%, 11/15/24 ................. EUR 200 207,151
2.88%, 02/15/25 ................. 766 787,166
SAN Miguel Industrias Pet SA, 3.50%,
08/02/28
(b)
.................... USD 3,552 3,005,436
Trivium Packaging Finance BV
(b)(d)
5.50%, 08/15/26 ................. 4,450 4,080,364
8.50%, 08/15/27 ................. 8,949 8,210,930
Verallia SA, 1.88%, 11/10/31
(c)
......... EUR 300 249,393
WestRock MWV LLC, 8.20%, 01/15/30 .... USD 200 225,519
WRKCo, Inc.
3.75%, 03/15/25 ................. 325 314,317
4.90%, 03/15/29 ................. 400 384,033
3.00%, 06/15/33 ................. 1,855 1,473,166
66,072,252
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 745 609,000
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 989 886,916
Resideo Funding, Inc., 4.00%, 09/01/29 ... 493 398,615
1,894,531
Diversified Consumer Services — 0.2%
Johns Hopkins University, Series A, 4.71%,
07/01/32 ..................... 1,950 1,939,304
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 969 813,459
Northwestern University, 4.64%, 12/01/44 .. 470 449,281
Rekeep SpA, 7.25%, 02/01/26
(c)
........ EUR 1,791 1,593,610
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Service Corp. International
5.13%, 06/01/29 ................. USD 716 $ 671,268
3.38%, 08/15/30 ................. 1,285 1,044,585
4.00%, 05/15/31 ................. 3,371 2,839,143
Sotheby's
(b)
7.38%, 10/15/27 ................. 7,409 6,946,897
5.88%, 06/01/29 ................. 3,842 3,226,128
University of Miami, Series 2022, 4.06%,
04/01/52 ..................... 320 260,767
University of Southern California, Series 2017,
3.84%, 10/01/47 ................ 375 311,673
20,096,115
Diversified Financial Services — 0.2%
doValue SpA
(c)
5.00%, 08/04/25 ................. EUR 500 512,478
3.38%, 07/31/26 ................. 403 378,235
Garfunkelux Holdco 3 SA
(c)
6.75%, 11/01/25 ................. 1,732 1,478,117
7.75%, 11/01/25 ................. GBP 744 698,854
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. USD 3,083 2,514,896
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
.................... 1,541 1,202,134
NTT Finance Corp.
(b)
4.14%, 07/26/24 ................. 355 349,364
1.16%, 04/03/26 ................. 2,845 2,515,992
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25
(b)
............ 258 127,597
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 1,924 1,916,548
7.38%, 09/01/25 ................. 1,453 1,396,391
11.25%, 12/15/27 ................ 1,725 1,776,276
Shell International Finance BV
2.38%, 11/07/29 ................. 20 17,285
4.38%, 05/11/45 ................. 10 8,738
3.00%, 11/26/51 ................. 130 88,025
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 2,646 2,499,915
Siemens Financieringsmaatschappij NV
(b)
0.65%, 03/11/24 ................. 880 837,002
2.88%, 03/11/41 ................. 1,325 972,943
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 12,882 12,620,624
31,911,414
Diversified Telecommunication Services — 1.5%
Altice France Holding SA, 10.50%, 05/15/27
(b)
5,952 4,538,400
Altice France SA
2.50%, 01/15/25
(c)
................ EUR 817 782,729
5.88%, 02/01/27
(c)
................ 1,400 1,303,598
8.13%, 02/01/27
(b)
................ USD 10,069 9,171,651
5.50%, 01/15/28
(b)
................ 4,359 3,413,620
5.13%, 01/15/29
(b)
................ 894 672,209
5.50%, 10/15/29
(b)
................ 325 247,822
AT&T, Inc.
4.35%, 03/01/29 ................. 25 23,774
4.50%, 05/15/35 ................. 2,685 2,440,796
5.35%, 09/01/40 ................. 1,500 1,429,088
4.65%, 06/01/44 ................. 200 167,883
3.65%, 06/01/51 ................. 710 500,062
3.50%, 09/15/53 ................. 164 110,689
3.55%, 09/15/55 ................. 926 617,868
3.65%, 09/15/59 ................. 406 271,748
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c)(e)
(m)
......................... 1,000 2,063
British Telecommunications plc, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.49%), 4.88%, 11/23/81
(a)(b)
.... 1,000 786,693

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
CCO Holdings LLC
5.13%, 05/01/27
(b)
................ USD 4,098 $ 3,819,623
5.00%, 02/01/28
(b)
................ 2,233 2,027,542
5.38%, 06/01/29
(b)
................ 3,058 2,765,258
6.38%, 09/01/29
(b)
................ 6,094 5,726,775
4.50%, 08/15/30
(b)
................ 4,324 3,572,294
4.25%, 02/01/31
(b)
................ 7,673 6,154,628
4.75%, 02/01/32
(b)
................ 3,869 3,136,598
4.50%, 05/01/32 ................. 1,279 1,018,084
4.50%, 06/01/33
(b)
................ 2,030 1,557,477
4.25%, 01/15/34
(b)
................ 10,437 7,702,976
Cellnex Telecom SA
(c)
1.00%, 04/20/27 ................. EUR 200 182,173
0.50%, 07/05/28
(j)
................ 200 211,612
1.75%, 10/23/30 ................. 400 331,540
0.75%, 11/20/31
(j)
................ 4,300 3,318,246
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... USD 3,359 2,610,147
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(d)
............... 12 14,151
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 1,705 1,583,212
5.00%, 05/01/28 ................. 8,367 7,296,191
6.75%, 05/01/29 ................. 3,439 2,844,947
6.00%, 01/15/30 ................. 1,991 1,564,076
8.75%, 05/15/30 ................. 2,859 2,906,887
Iliad Holding SASU
6.50%, 10/15/26
(b)
................ 6,796 6,302,976
5.63%, 10/15/28
(c)
................ EUR 500 484,095
Iliad SA
(c)
1.50%, 10/14/24 ................. 300 304,112
2.38%, 06/17/26 ................. 300 288,751
5.38%, 06/14/27 ................. 1,600 1,699,018
1.88%, 02/11/28 ................. 200 176,021
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
116 105,236
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. USD 3,476 2,937,169
4.63%, 09/15/27 ................. 1,045 869,962
4.25%, 07/01/28 ................. 1,259 991,714
3.63%, 01/15/29 ................. 1,272 931,411
3.75%, 07/15/29 ................. 2,549 1,833,675
3.88%, 11/15/29 ................. 301 237,530
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)
............... 775 554,997
Lorca Telecom Bondco SA
4.00%, 09/18/27
(c)
................ EUR 1,947 1,860,118
Lumen Technologies, Inc.
(b)
4.00%, 02/15/27 ................. USD 7,243 6,138,098
4.50%, 01/15/29 ................. 3,737 2,579,322
5.38%, 06/15/29 ................. 817 588,185
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(c)(k)
................... 4,615 4,380,789
Quebecor Media, Inc., 5.75%, 01/15/23 ... 2,730 2,723,475
RCS & RDS SA
(c)
2.50%, 02/05/25 ................. EUR 900 872,965
3.25%, 02/05/28 ................. 200 170,309
Sprint Capital Corp.
6.88%, 11/15/28 ................. USD 10,135 10,519,522
8.75%, 03/15/32 ................. 9,657 11,492,796
TDC Holding A/S, 6.88%, 02/23/23
(c)(d)
.... GBP 700 842,034
Telecom Italia Capital SA
6.38%, 11/15/33 ................. USD 1,333 1,090,514
6.00%, 09/30/34 ................. 4,075 3,079,477
7.20%, 07/18/36 ................. 142 115,290
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 410 $ 461,707
Telecom Italia SpA
4.00%, 04/11/24
(c)
................ 200 208,203
5.30%, 05/30/24
(b)
................ USD 1,446 1,369,998
2.75%, 04/15/25
(c)
................ EUR 300 297,052
2.38%, 10/12/27
(c)
................ 600 537,387
1.63%, 01/18/29
(c)
................ 3,627 2,949,816
Telefonica Emisiones SA
4.10%, 03/08/27 ................. USD 600 569,263
4.90%, 03/06/48 ................. 670 514,919
Vantage Towers AG
(c)
0.00%, 03/31/25 ................. EUR 200 203,856
0.38%, 03/31/27 ................. 300 297,532
Verizon Communications, Inc.
3.88%, 02/08/29 ................. USD 3,275 3,072,819
4.02%, 12/03/29 ................. 24 22,417
1.50%, 09/18/30 ................. 285 221,569
1.68%, 10/30/30 ................. 711 554,204
2.55%, 03/21/31 ................. 420 345,391
2.36%, 03/15/32 ................. 540 428,059
5.85%, 09/15/35 ................. 690 698,793
4.27%, 01/15/36 ................. 720 640,933
2.65%, 11/20/40 ................. 1,400 944,977
3.40%, 03/22/41 ................. 4,055 3,048,964
2.85%, 09/03/41 ................. 440 302,808
3.85%, 11/01/42 ................. 85 67,365
6.55%, 09/15/43 ................. 245 266,122
3.70%, 03/22/61 ................. 934 651,456
Virgin Media Finance plc
3.75%, 07/15/30
(c)
................ EUR 661 540,865
5.00%, 07/15/30
(b)
................ USD 1,350 1,082,781
Virgin Media Secured Finance plc
5.25%, 05/15/29
(c)
................ GBP 100 103,365
5.50%, 05/15/29
(b)
................ USD 400 358,312
4.25%, 01/15/30
(c)
................ GBP 108 101,008
4.50%, 08/15/30
(b)
................ USD 843 704,263
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 21,199 15,656,945
6.13%, 03/01/28 ................. 13,325 7,556,323
195,774,163
Electric Utilities — 0.9%
AEP Transmission Co. LLC, 3.15%, 09/15/49 75 51,890
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(c)
............... 1,831 1,579,009
Alabama Power Co.
3.94%, 09/01/32 ................. 590 541,863
4.15%, 08/15/44 ................. 300 248,254
3.13%, 07/15/51 ................. 55 37,343
Baltimore Gas & Electric Co.
4.25%, 09/15/48 ................. 200 167,636
3.20%, 09/15/49 ................. 525 369,313
2.90%, 06/15/50 ................. 105 69,386
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32 ......... 285 245,606
Series K2, 6.95%, 03/15/33 ......... 100 111,947
Commonwealth Edison Co.
5.90%, 03/15/36 ................. 200 208,446
Series 133, 3.85%, 03/15/52 ......... 500 397,956
DTE Electric Co., Series B, 3.65%, 03/01/52 100 77,268
Duke Energy Carolinas LLC
2.85%, 03/15/32 ................. 1,205 1,019,338
6.05%, 04/15/38 ................. 100 105,363
3.70%, 12/01/47 ................. 600 456,444
3.20%, 08/15/49 ................. 882 618,171
3.55%, 03/15/52 ................. 200 149,364

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Duke Energy Corp.
5.00%, 12/08/25 ................. USD 1,055 $ 1,052,714
2.45%, 06/01/30 ................. 425 349,473
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%),
3.25%, 01/15/82
(a)
.............. 18,465 13,486,912
Duke Energy Florida LLC
2.50%, 12/01/29 ................. 2,225 1,901,520
1.75%, 06/15/30 ................. 255 202,651
6.40%, 06/15/38 ................. 400 438,736
3.85%, 11/15/42 ................. 320 257,044
Duke Energy Progress LLC
3.45%, 03/15/29 ................. 2,868 2,640,038
4.10%, 05/15/42 ................. 100 83,939
Edison International
Series B, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.90%),
5.00%
(a)(k)
.................... 1,870 1,563,226
6.95%, 11/15/29 ................. 1,510 1,576,864
EDP - Energias de Portugal SA, (EUR Swap
Annual 5 Year + 2.38%), 1.88%, 08/02/81
(a)(c)
EUR 500 456,279
Emera US Finance LP, 0.83%, 06/15/24 ... USD 975 909,842
Enel Finance International NV, 1.38%,
07/12/26
(b)
.................... 1,890 1,628,728
Eversource Energy
2.80%, 05/01/23 ................. 690 686,488
4.60%, 07/01/27 ................. 365 359,920
Exelon Corp.
3.95%, 06/15/25 ................. 595 581,072
4.05%, 04/15/30 ................. 300 278,519
4.70%, 04/15/50 ................. 250 217,767
FirstEnergy Corp.
Series B, 4.40%, 07/15/27
(d)
......... 1,500 1,395,373
2.65%, 03/01/30 ................. 460 375,056
Series B, 2.25%, 09/01/30 .......... 161 127,786
Series C, 5.35%, 07/15/47
(d)
......... 149 133,025
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 ................. 1,235 1,203,430
5.45%, 07/15/44 ................. 5,163 4,802,756
4.55%, 04/01/49 ................. 1,448 1,171,647
Florida Power & Light Co.
5.65%, 02/01/37 ................. 500 508,974
3.70%, 12/01/47 ................. 365 292,622
3.15%, 10/01/49 ................. 465 334,930
2.88%, 12/04/51 ................. 218 146,200
Georgia Power Co., 4.70%, 05/15/32 ..... 1,640 1,581,058
Interstate Power and Light Co.
3.25%, 12/01/24 ................. 300 289,380
3.10%, 11/30/51 ................. 100 64,846
Kallpa Generacion SA, 4.88%, 05/24/26
(c)
.. 3,114 2,973,481
MidAmerican Energy Co.
3.65%, 04/15/29 ................. 1,025 958,338
4.25%, 07/15/49 ................. 1,175 996,671
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(c)
.................... 4,260 3,535,268
Naturgy Finance BV
(a)(c)(k)
(EUR Swap Annual 9 Year + 3.08%), 3.38% EUR 200 207,811
(EUR Swap Annual 5 Year + 2.44%), 2.37% 900 835,014
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27 ................. USD 215 202,556
1.90%, 06/15/28 ................. 700 597,628
2.44%, 01/15/32 ................. 184 148,471
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%),
3.80%, 03/15/82
(a)
.............. 27,037 22,030,959
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Northern States Power Co.
2.90%, 03/01/50 ................. USD 350 $ 239,388
2.60%, 06/01/51 ................. 360 228,186
NRG Energy, Inc.
2.45%, 12/02/27
(b)
................ 800 662,844
5.75%, 01/15/28 ................. 1,122 1,053,188
5.25%, 06/15/29
(b)
................ 544 480,210
Ohio Power Co.
Series Q, 1.63%, 01/15/31 .......... 1,200 928,547
4.15%, 04/01/48 ................. 140 113,578
4.00%, 06/01/49 ................. 975 768,901
Series R, 2.90%, 10/01/51 .......... 55 35,784
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 ................. 840 675,290
3.80%, 09/30/47 ................. 345 279,333
4.10%, 11/15/48 ................. 245 207,016
3.10%, 09/15/49 ................. 195 138,018
3.70%, 05/15/50 ................. 275 216,811
4.60%, 06/01/52
(b)
................ 600 548,455
Pacific Gas & Electric Co.
3.45%, 07/01/25 ................. 1,460 1,382,118
3.30%, 12/01/27 ................. 1,065 939,896
4.45%, 04/15/42 ................. 475 353,296
4.00%, 12/01/46 ................. 258 172,727
4.95%, 07/01/50 ................. 1,540 1,193,254
5.25%, 03/01/52 ................. 470 383,691
PacifiCorp
2.90%, 06/15/52 ................. 620 404,729
5.35%, 12/01/53 ................. 1,010 999,596
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 2,979 2,671,074
PECO Energy Co.
2.85%, 09/15/51 ................. 130 85,567
4.60%, 05/15/52 ................. 200 179,806
PPL Electric Utilities Corp., 3.95%, 06/01/47 25 20,229
Progress Energy, Inc.
7.00%, 10/30/31 ................. 100 109,036
6.00%, 12/01/39 ................. 350 353,815
Public Service Co. of Colorado
Series 34, 3.20%, 03/01/50 ......... 600 425,587
2.70%, 01/15/51 ................. 100 64,382
Series 39, 4.50%, 06/01/52 ......... 100 89,745
Public Service Electric & Gas Co.
4.90%, 12/15/32 ................. 1,545 1,547,766
5.80%, 05/01/37 ................. 100 104,260
2.05%, 08/01/50 ................. 280 156,021
3.00%, 03/01/51 ................. 100 68,065
Southern California Edison Co.
Series J, 0.70%, 08/01/23 .......... 305 297,114
1.10%, 04/01/24 ................. 600 569,858
Series D, 4.70%, 06/01/27 .......... 465 455,327
5.95%, 11/01/32 ................. 5,455 5,763,747
4.00%, 04/01/47 ................. 725 566,570
Series B, 4.88%, 03/01/49 .......... 70 61,553
3.65%, 02/01/50 ................. 700 511,227
Series 20A, 2.95%, 02/01/51 ........ 240 153,751
Series H, 3.65%, 06/01/51 .......... 435 316,168
3.45%, 02/01/52 ................. 200 142,286
Series E, 5.45%, 06/01/52 .......... 490 467,908
Southern Co. (The), 4.48%, 08/01/24
(d)
.... 1,325 1,308,398
Tampa Electric Co.
4.35%, 05/15/44 ................. 100 82,866
4.45%, 06/15/49 ................. 475 391,903
3.45%, 03/15/51 ................. 135 94,247

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Virginia Electric & Power Co.
Series B, 6.00%, 01/15/36 .......... USD 250 $ 257,145
6.35%, 11/30/37 ................. 300 317,862
4.45%, 02/15/44 ................. 300 257,202
4.60%, 12/01/48 ................. 595 515,343
Vistra Operations Co. LLC
(b)
5.13%, 05/13/25 ................. 2,250 2,199,870
5.50%, 09/01/26 ................. 302 290,952
5.63%, 02/15/27 ................. 1,344 1,275,002
5.00%, 07/31/27 ................. 140 129,933
4.38%, 05/01/29 ................. 1,734 1,494,044
Wisconsin Electric Power Co., 2.05%, 12/15/24 400 378,612
116,618,706
Electrical Equipment — 0.1%
Energizer Gamma Acquisition BV, 3.50%,
06/30/29
(c)
.................... EUR 588 499,818
Sensata Technologies BV
(b)
5.00%, 10/01/25 ................. USD 3,445 3,364,424
4.00%, 04/15/29 ................. 2,040 1,759,500
5.88%, 09/01/30 ................. 1,853 1,756,135
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 5,365 4,560,250
11,940,127
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc., 3.88%, 03/15/28
(c)
........ EUR 500 486,386
CDW LLC
3.28%, 12/01/28 ................. USD 569 487,155
3.25%, 02/15/29 ................. 2,110 1,797,066
Coherent Corp., 5.00%, 12/15/29
(b)
...... 5,898 5,086,612
Sensata Technologies, Inc.
(b)
4.38%, 02/15/30 ................. 251 218,496
3.75%, 02/15/31 ................. 750 616,980
8,692,695
Energy Equipment & Services — 0.2%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 2,139 2,042,027
6.25%, 04/01/28 ................. 4,004 3,663,708
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ 1,969 1,963,576
Halliburton Co.
3.80%, 11/15/25 ................. 187 181,887
2.92%, 03/01/30 ................. 650 557,257
5.00%, 11/15/45 ................. 275 243,498
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 1,570 1,479,566
7.50%, 01/15/28 ................. 2,042 1,868,218
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 4,447 4,240,704
7.38%, 05/15/27
(b)
................ 2,707 2,622,256
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 92 85,653
Saipem Finance International BV, 3.38%,
07/15/26
(c)
.................... EUR 500 486,091
Tervita Corp., 11.00%, 12/01/25
(b)
....... USD 993 1,067,543
Transocean, Inc., 11.50%, 01/30/27
(b)
..... 1,164 1,166,910
USA Compression Partners LP
6.88%, 04/01/26 ................. 2,998 2,875,951
6.88%, 09/01/27 ................. 2,194 2,051,391
Vallourec SA, 8.50%, 06/30/26
(c)
........ EUR 717 752,453
Weatherford International Ltd.
(b)
11.00%, 12/01/24 ................ USD 67 68,343
6.50%, 09/15/28 ................. 1,749 1,714,545
8.63%, 04/30/30 ................. 2,445 2,347,953
31,479,530
Security
Par (000)
Par (000) Value
Entertainment — 0.3%
Banijay Entertainment SASU, 3.50%,
03/01/25
(c)
.................... EUR 150 $ 150,612
Banijay Group SAS, 6.50%, 03/01/26
(c)
.... 900 905,524
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... USD 5,674 3,289,768
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 659 638,073
6.50%, 05/15/27 ................. 8,994 8,801,080
4.75%, 10/15/27 ................. 3,889 3,462,474
3.75%, 01/15/28 ................. 603 513,803
NBCUniversal Media LLC, 5.95%, 04/01/41 . 380 395,668
Netflix, Inc.
4.88%, 04/15/28 ................. 2,045 1,974,624
4.63%, 05/15/29 ................. EUR 1,190 1,246,550
3.63%, 06/15/30
(c)
................ 980 961,971
Odeon Finco plc, 12.75%, 11/01/27
(b)
..... USD 488 424,560
Pinewood Finance Co. Ltd., 3.25%, 09/30/25
(c)
GBP 543 602,630
TWDC Enterprises 18 Corp., 4.13%, 06/01/44 USD 85 72,772
Walt Disney Co. (The)
6.40%, 12/15/35 ................. 375 410,225
3.50%, 05/13/40 ................. 753 606,172
3.60%, 01/13/51 ................. 200 152,287
Warnermedia Holdings, Inc.
(b)
4.28%, 03/15/32 ................. 125 102,971
5.14%, 03/15/52 ................. 6,714 4,880,852
5.39%, 03/15/62 ................. 3,370 2,460,146
WMG Acquisition Corp., 2.25%, 08/15/31
(c)
. EUR 773 646,360
32,699,122
Equity Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 ................. USD 1,925 1,807,176
4.90%, 12/15/30 ................. 835 813,472
1.88%, 02/01/33 ................. 900 669,195
American Tower Corp.
3.50%, 01/31/23 ................. 1,680 1,677,979
3.38%, 10/15/26 ................. 995 930,285
3.95%, 03/15/29 ................. 615 566,942
2.10%, 06/15/30 ................. 1,995 1,579,135
2.70%, 04/15/31 ................. 4,364 3,552,092
4.05%, 03/15/32 ................. 3,534 3,151,607
AvalonBay Communities, Inc., 5.00%, 02/15/33 510 501,797
Boston Properties LP
3.40%, 06/21/29 ................. 500 430,605
2.90%, 03/15/30 ................. 660 539,487
3.25%, 01/30/31 ................. 200 165,336
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 1,856 1,551,273
Camden Property Trust, 2.80%, 05/15/30 .. 290 249,524
Crown Castle, Inc.
3.80%, 02/15/28 ................. 1,075 999,069
4.30%, 02/15/29 ................. 715 675,203
3.10%, 11/15/29 ................. 200 174,329
2.10%, 04/01/31 ................. 900 709,329
2.50%, 07/15/31 ................. 1,200 967,028
2.90%, 04/01/41 ................. 400 274,024
Digital Realty Trust LP, 5.55%, 01/15/28 ... 875 880,785
Equinix, Inc.
1.45%, 05/15/26 ................. 500 439,567
2.90%, 11/18/26 ................. 575 525,548
3.20%, 11/18/29 ................. 4,222 3,674,919
3.90%, 04/15/32 ................. 3,655 3,247,260
3.00%, 07/15/50 ................. 225 141,268
2.95%, 09/15/51 ................. 265 165,061
3.40%, 02/15/52 ................. 500 340,558
ERP Operating LP, 2.85%, 11/01/26 ..... 530 491,056

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. USD 998 $ 825,263
GLP Capital LP
4.00%, 01/15/30 ................. 495 433,528
3.25%, 01/15/32 ................. 4,913 3,927,377
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 1,302 1,131,178
Healthpeak Properties, Inc.
3.00%, 01/15/30 ................. 458 393,876
2.88%, 01/15/31 ................. 75 62,680
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 1,407 1,168,796
Iron Mountain, Inc.
(b)
5.00%, 07/15/28 ................. 227 203,887
5.25%, 07/15/30 ................. 3,555 3,089,295
5.63%, 07/15/32 ................. 1,116 967,144
Kimco Realty Corp., 4.60%, 02/01/33 ..... 920 841,354
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24
(c)
. 2,920 1,927,200
Mid-America Apartments LP, 1.70%, 02/15/31 230 179,323
MPT Operating Partnership LP
2.55%, 12/05/23 ................. GBP 430 493,856
3.33%, 03/24/25 ................. EUR 1,033 995,421
5.25%, 08/01/26 ................. USD 1,055 960,841
0.99%, 10/15/26 ................. EUR 610 495,124
5.00%, 10/15/27 ................. USD 1,392 1,170,018
4.63%, 08/01/29 ................. 4,466 3,405,703
3.50%, 03/15/31 ................. 8,831 6,053,506
Prologis LP
2.13%, 04/15/27 ................. 100 89,534
2.88%, 11/15/29 ................. 100 87,007
2.25%, 04/15/30 ................. 600 499,868
3.05%, 03/01/50 ................. 120 79,898
Realty Income Corp.
3.88%, 04/15/25 ................. 450 440,867
3.00%, 01/15/27 ................. 370 342,046
3.95%, 08/15/27 ................. 360 343,207
2.20%, 06/15/28 ................. 320 274,037
5.63%, 10/13/32 ................. 1,080 1,096,878
2.85%, 12/15/32 ................. 45 36,493
Regency Centers LP
2.95%, 09/15/29 ................. 1,075 902,265
3.70%, 06/15/30 ................. 2,245 1,958,375
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 5,958 5,392,057
4.50%, 02/15/29
(b)
................ 845 728,891
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.. 847 754,328
SBA Communications Corp.
3.88%, 02/15/27 ................. 1,838 1,660,658
3.13%, 02/01/29 ................. 2,467 2,051,286
Simon Property Group LP
3.25%, 09/13/49 ................. 200 132,380
3.80%, 07/15/50 ................. 660 479,191
Trust Fibra Uno, 5.25%, 01/30/26
(b)
...... 1,546 1,494,596
UDR, Inc.
3.20%, 01/15/30 ................. 300 260,274
2.10%, 08/01/32 ................. 85 62,447
Unibail-Rodamco-Westfield SE, (EUR Swap
Annual 5 Year + 1.68%), 2.13%
(a)(c)(k)
.... EUR 800 723,350
Uniti Group LP, 4.75%, 04/15/28
(b)
....... USD 583 466,400
Ventas Realty LP, 3.00%, 01/15/30 ...... 680 570,471
VICI Properties LP
3.50%, 02/15/25
(b)
................ 2,324 2,191,137
4.63%, 06/15/25
(b)
................ 379 363,366
4.50%, 09/01/26
(b)
................ 67 63,052
4.25%, 12/01/26
(b)
................ 147 137,140
4.50%, 01/15/28
(b)
................ 2,678 2,457,405
3.88%, 02/15/29
(b)
................ 397 347,945
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
4.63%, 12/01/29
(b)
................ USD 1,637 $ 1,489,670
4.95%, 02/15/30 ................. 3,289 3,130,856
4.13%, 08/15/30
(b)
................ 2,184 1,911,360
5.13%, 05/15/32 ................. 905 837,985
5.63%, 05/15/52 ................. 6,231 5,511,756
99,984,755
Food & Staples Retailing — 0.2%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
....... 2,015 1,764,725
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 2,763 2,520,008
4.63%, 01/15/27 ................. 744 691,079
5.88%, 02/15/28 ................. 3,075 2,923,341
4.88%, 02/15/30 ................. 4,423 3,947,351
Bellis Acquisition Co. plc
(c)
3.25%, 02/16/26 ................. GBP 1,000 981,667
4.50%, 02/16/26 ................. 2,441 2,466,391
Casino Guichard Perrachon SA, (EURIBOR
ICE Swap Rate 5 Year + 3.82%), 3.99%
(a)(c)(k)
EUR 800 149,229
Iceland Bondco plc, 4.63%, 03/15/25
(c)
.... GBP 175 175,389
Market Bidco Finco plc, 5.50%, 11/04/27
(c)
.. 519 476,607
Ocado Group plc, 3.88%, 10/08/26
(c)
..... 835 777,294
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... USD 1,931 1,673,443
Picard Groupe SAS, 3.88%, 07/01/26
(c)
... EUR 504 459,153
Quatrim SASU, 5.88%, 01/15/24
(c)
...... 500 521,829
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 630 605,320
US Foods, Inc.
(b)
4.75%, 02/15/29 ................. 2,292 2,035,113
4.63%, 06/01/30 ................. 1,752 1,542,836
Walmart, Inc.
1.50%, 09/22/28 ................. 100 85,695
2.65%, 09/22/51 ................. 630 425,946
24,222,416
Food Products — 0.3%
Chobani LLC
(b)
7.50%, 04/15/25 ................. 7,741 7,537,799
4.63%, 11/15/28 ................. 5,887 5,125,281
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
. 3,468 3,389,970
General Mills, Inc., 3.00%, 02/01/51 ..... 46 31,453
JBS USA LUX SA, 3.75%, 12/01/31
(b)
..... 2,114 1,726,928
Knight Castle Investments Ltd., 7.99%,
01/23/23
(c)(e)(m)
................. 231 161,700
Kraft Heinz Foods Co.
3.88%, 05/15/27 ................. 400 382,159
4.38%, 06/01/46 ................. 1,254 1,019,004
4.88%, 10/01/49 ................. 7,278 6,317,616
5.50%, 06/01/50 ................. 6,865 6,560,856
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. 1,376 1,303,760
4.13%, 01/31/30 ................. 2,679 2,366,093
Pilgrim's Pride Corp., 3.50%, 03/01/32
(b)
... 1,092 854,490
Post Holdings, Inc.
(b)
5.75%, 03/01/27 ................. 526 508,684
5.63%, 01/15/28 ................. 413 388,776
5.50%, 12/15/29 ................. 124 112,209
4.63%, 04/15/30 ................. 129 111,294
4.50%, 09/15/31 ................. 186 156,363
Premier Foods Finance plc, 3.50%, 10/15/26
(c)
GBP 569 601,906
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. USD 2,736 2,227,248
40,883,589
Gas Utilities — 0.0%
Atmos Energy Corp.
2.63%, 09/15/29 ................. 100 86,744
4.13%, 10/15/44 ................. 100 82,046

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
2.85%, 02/15/52 ................. USD 305 $ 197,364
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ..................... 170 134,024
China Oil & Gas Group Ltd., 5.50%, 01/25/23
(c)
123 121,268
Piedmont Natural Gas Co., Inc., 5.05%,
05/15/52 ..................... 100 90,227
Promigas SA ESP
3.75%, 10/16/29
(b)
................ 2,312 1,881,390
3.75%, 10/16/29
(c)
................ 1,344 1,093,680
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 619 526,139
UGI International LLC, 2.50%, 12/01/29
(c)
.. EUR 1,199 979,061
5,191,943
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
3.75%, 11/30/26 ................. USD 500 486,764
4.75%, 11/30/36 ................. 845 836,413
6.15%, 11/30/37 ................. 240 268,171
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................. 2,211 2,009,003
3.88%, 11/01/29 ................. 1,318 1,106,791
Becton Dickinson and Co.
3.73%, 12/15/24 ................. 158 154,073
3.70%, 06/06/27 ................. 1,575 1,488,101
Embecta Corp., 6.75%, 02/15/30
(b)
...... 617 556,842
Garden Spinco Corp., 8.63%, 07/20/30
(b)
.. 1,738 1,842,280
GE HealthCare Technologies, Inc.
(b)
5.55%, 11/15/24 ................. 1,375 1,379,951
5.86%, 03/15/30 ................. 1,300 1,330,370
6.38%, 11/22/52 ................. 395 419,534
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 1,942 1,565,174
5.25%, 10/01/29 ................. 9,642 7,658,352
Teleflex, Inc., 4.63%, 11/15/27 ......... 172 163,931
21,265,750
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(b)
705 668,692
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 449 411,593
5.13%, 03/01/30 ................. 204 173,663
Aetna, Inc.
4.75%, 03/15/44 ................. 550 484,320
3.88%, 08/15/47 ................. 326 250,326
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
2,676 2,090,625
Banner Health
2.91%, 01/01/42 ................. 100 72,558
2.91%, 01/01/51 ................. 100 65,849
Cano Health LLC, 6.25%, 10/01/28
(b)
..... 763 461,615
Centene Corp.
2.45%, 07/15/28 ................. 3,053 2,576,885
3.00%, 10/15/30 ................. 8,931 7,321,180
2.50%, 03/01/31 ................. 11,183 8,750,397
2.63%, 08/01/31 ................. 2,070 1,626,606
Chrome Bidco SASU, 3.50%, 05/31/28
(c)
... EUR 1,008 903,674
Cigna Corp., 4.13%, 11/15/25 ......... USD 400 390,813
CommonSpirit Health
3.35%, 10/01/29 ................. 500 435,124
2.78%, 10/01/30 ................. 225 185,586
3.82%, 10/01/49 ................. 300 223,292
3.91%, 10/01/50 ................. 440 325,638
Community Health Systems, Inc.
(b)
5.63%, 03/15/27 ................. 1,857 1,592,303
6.00%, 01/15/29 ................. 4,642 3,882,940
5.25%, 05/15/30 ................. 2,516 1,897,158
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.75%, 02/15/31 ................. USD 761 $ 552,501
CVS Health Corp.
1.30%, 08/21/27 ................. 160 135,461
4.30%, 03/25/28 ................. 789 763,154
1.88%, 02/28/31 ................. 2,835 2,223,784
5.13%, 07/20/45 ................. 1,450 1,321,537
5.05%, 03/25/48 ................. 550 493,650
Elevance Health, Inc.
2.38%, 01/15/25 ................. 105 99,673
5.50%, 10/15/32 ................. 910 931,590
6.38%, 06/15/37 ................. 500 534,768
4.65%, 01/15/43 ................. 250 226,563
3.70%, 09/15/49 ................. 625 474,479
4.55%, 05/15/52 ................. 400 347,467
6.10%, 10/15/52 ................. 70 74,625
Encompass Health Corp.
4.50%, 02/01/28 ................. 116 105,375
4.75%, 02/01/30 ................. 4,682 4,111,461
4.63%, 04/01/31 ................. 1,444 1,241,142
HCA, Inc.
5.38%, 09/01/26 ................. 1,170 1,156,986
3.50%, 09/01/30 ................. 210 181,120
5.50%, 06/15/47 ................. 960 852,596
5.25%, 06/15/49 ................. 965 821,901
3.50%, 07/15/51 ................. 625 400,980
4.63%, 03/15/52
(b)
................ 8,382 6,523,673
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 3,983 3,480,744
Hoag Memorial Hospital Presbyterian, 3.80%,
07/15/52 ..................... 500 389,231
Humana, Inc., 2.15%, 02/03/32 ........ 255 198,985
Kaiser Foundation Hospitals, Series 2021,
2.81%, 06/01/41 ................ 299 216,646
Korian SA
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 9.08%), 4.13%
(a)(c)(k)
GBP 1,100 1,002,371
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. USD 1,540 1,449,279
4.38%, 02/15/27 ................. 1,764 1,492,026
Memorial Health Services, 3.45%, 11/01/49 . 495 359,094
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 1,674 1,527,676
3.88%, 11/15/30 ................. 2,361 2,000,805
Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52 ........ 265 200,277
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ..................... 195 173,000
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 2,383 2,084,434
RWJ Barnabas Health, Inc., 3.48%, 07/01/49 580 420,858
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 1,950 1,922,230
10.00%, 04/15/27 ................ 2,618 2,663,815
Sutter Health
Series 20A, 2.29%, 08/15/30 ........ 870 703,594
Series 20A, 3.36%, 08/15/50 ........ 244 165,375
Tenet Healthcare Corp.
4.63%, 07/15/24 ................. 132 128,734
4.63%, 09/01/24
(b)
................ 1,371 1,331,594
4.88%, 01/01/26
(b)
................ 5,108 4,830,343
6.25%, 02/01/27
(b)
................ 3,584 3,442,468
5.13%, 11/01/27
(b)
................ 999 929,310
4.63%, 06/15/28
(b)
................ 234 209,369
6.13%, 10/01/28
(b)
................ 2,154 1,928,519
4.38%, 01/15/30
(b)
................ 1,378 1,192,748
6.13%, 06/15/30
(b)
................ 2,586 2,463,941

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
6.88%, 02/15/38 ................. USD 1,000 $ 1,172,936
3.50%, 08/15/39 ................. 775 633,395
2.75%, 05/15/40 ................. 345 250,293
4.63%, 11/15/41 ................. 115 105,982
4.75%, 07/15/45 ................. 440 412,029
4.25%, 06/15/48 ................. 510 440,516
3.70%, 08/15/49 ................. 400 316,529
2.90%, 05/15/50 ................. 185 125,157
3.25%, 05/15/51 ................. 180 128,797
5.88%, 02/15/53 ................. 650 701,847
6.05%, 02/15/63 ................. 415 450,333
100,010,603
Health Care Technology — 0.1%
(b)
AthenaHealth Group, Inc., 6.50%, 02/15/30 . 13,311 9,809,304
IQVIA, Inc., 5.00%, 10/15/26 .......... 1,065 1,016,914
10,826,218
Hotels, Restaurants & Leisure — 1.3%
1011778 BC ULC
(b)
5.75%, 04/15/25 ................. 2,266 2,248,322
4.38%, 01/15/28 ................. 1,015 908,837
4.00%, 10/15/30 ................. 994 804,951
Accor SA
(c)
(EUR Swap Annual 5 Year + 4.56%),
4.38%
(a)(k)
.................... EUR 600 602,963
0.70%, 12/07/27
(j)
................ 892 391,615
Boyd Gaming Corp.
4.75%, 12/01/27 ................. USD 1,104 1,028,243
4.75%, 06/15/31
(b)
................ 1,037 902,190
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 3,444 3,048,093
Burger King France SAS, (EURIBOR 3 Month +
4.75%), 6.39%, 11/01/26
(a)(c)
......... EUR 225 234,018
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. USD 9,341 9,076,421
8.13%, 07/01/27 ................. 7,607 7,474,258
4.63%, 10/15/29 ................. 8,420 6,852,280
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 2,453 2,401,257
Carnival Corp.
10.13%, 02/01/26
(c)
............... EUR 1,888 1,998,051
10.50%, 02/01/26
(b)
............... USD 2,731 2,744,000
7.63%, 03/01/26
(c)
................ EUR 636 546,687
5.75%, 03/01/27
(b)
................ USD 5,607 4,003,622
9.88%, 08/01/27
(b)
................ 3,224 3,046,680
4.00%, 08/01/28
(b)
................ 5,645 4,602,990
6.00%, 05/01/29
(b)
................ 5,643 3,760,393
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... 9,352 9,600,857
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 1,275 1,201,458
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 4,350 3,899,467
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 5,334 5,275,948
6.50%, 10/01/28 ................. 435 420,863
Champion Path Holdings Ltd., 4.85%,
01/27/28
(c)
.................... 4,311 3,595,105
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 2,842 2,692,952
4.75%, 01/15/28 ................. 304 272,040
Cirsa Finance International SARL
(c)
4.75%, 05/22/25 ................. EUR 933 940,720
4.50%, 03/15/27 ................. 274 252,211
Codere Finance 2 Luxembourg SA
(l)
8.00%, (8.00% Cash or 11.00% PIK),
09/30/26
(c)(d)
.................. 1,144 1,083,534
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
2.00%, (2.00% Cash or 13.63% PIK),
11/30/27
(a)(b)
.................. USD 135 $ 76,004
12.75%, (12.75% Cash or 12.75% PIK),
11/30/27
(a)(c)
.................. EUR 282 161,306
CPUK Finance Ltd.
(c)
4.88%, 08/28/25 ................. GBP 619 688,293
4.50%, 08/28/27 ................. 200 200,009
Elior Group SA, 3.75%, 07/15/26
(c)
...... EUR 100 89,383
Expedia Group, Inc.
6.25%, 05/01/25
(b)
................ USD 308 310,611
2.95%, 03/15/31 ................. 300 241,239
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 2,542 2,151,129
6.75%, 01/15/30 ................. 525 423,465
Food Service Project SA, 5.50%, 01/21/27
(c)
EUR 816 804,866
Fortune Star BVI Ltd., 6.75%, 07/02/23
(c)
... USD 4,703 4,420,820
Hilton Domestic Operating Co., Inc.
(b)
5.38%, 05/01/25 ................. 1,228 1,215,481
5.75%, 05/01/28 ................. 1,839 1,783,830
3.75%, 05/01/29 ................. 295 255,175
4.00%, 05/01/31 ................. 2,094 1,751,903
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 1,175 1,118,398
Inter Media & Communication SpA, 6.75%,
02/09/27
(c)
.................... EUR 408 412,723
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. USD 2,032 1,890,776
8.00%, 04/15/26 ................. 1,674 1,502,415
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
2,752 2,496,532
Lottomatica SpA
(c)
5.13%, 07/15/25 ................. EUR 380 384,590
6.25%, 07/15/25 ................. 1,139 1,184,794
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 1,336 996,911
Melco Resorts Finance Ltd.
(c)
4.88%, 06/06/25 ................. 1,000 917,687
5.63%, 07/17/27 ................. 630 534,831
5.75%, 07/21/28 ................. 1,000 825,000
5.38%, 12/04/29 ................. 431 336,180
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
1,559 1,459,594
MGM China Holdings Ltd., 5.25%, 06/18/25
(c)
4,116 3,847,945
MGM Resorts International
6.00%, 03/15/23 ................. 2,565 2,555,894
5.75%, 06/15/25 ................. 261 253,660
Midco GB SASU, 7.75%, (7.75% Cash or
8.50% PIK), 11/01/27
(c)(l)
........... EUR 150 144,506
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... USD 1,935 1,646,422
Motion Bondco DAC, 6.63%, 11/15/27
(b)
... 784 673,886
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 2,260 1,775,162
7.75%, 02/15/29 ................. 544 409,382
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 1,086 801,708
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 700 516,180
5.88%, 09/01/31 ................. 888 628,171
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 1,501 1,333,489
Royal Caribbean Cruises Ltd.
(b)
11.50%, 06/01/25 ................ 2,600 2,788,500
4.25%, 07/01/26 ................. 700 565,843
5.50%, 08/31/26 ................. 783 658,699
5.38%, 07/15/27 ................. 1,316 1,065,567
11.63%, 08/15/27 ................ 1,375 1,380,816
5.50%, 04/01/28 ................. 1,134 904,983
8.25%, 01/15/29 ................. 1,461 1,468,122
9.25%, 01/15/29 ................. 3,426 3,520,558

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 ................. USD 1,982 $ 2,022,040
7.25%, 11/15/29 ................. 475 456,000
Six Flags Entertainment Corp., 5.50%,
04/15/27
(b)
.................... 1,028 925,868
Station Casinos LLC
(b)
4.50%, 02/15/28 ................. 933 811,133
4.63%, 12/01/31 ................. 1,835 1,471,988
Stonegate Pub Co. Financing plc
(c)
8.00%, 07/13/25 ................. GBP 1,111 1,195,398
8.25%, 07/31/25 ................. 1,102 1,201,701
Studio City Finance Ltd.
6.00%, 07/15/25
(c)
................ USD 800 684,400
5.00%, 01/15/29
(b)
................ 3,070 2,267,962
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 954 954,001
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 422 339,710
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 1,844 1,654,437
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 2,243 2,024,242
Wynn Macau Ltd., 5.50%, 01/15/26
(c)
..... 4,974 4,528,827
Wynn Resorts Finance LLC
(b)
7.75%, 04/15/25 ................. 1,855 1,844,717
5.13%, 10/01/29 ................. 4,618 3,958,226
Yum! Brands, Inc., 5.35%, 11/01/43 ...... 48 39,480
167,864,594
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63%, 08/01/29 ................. 764 611,758
4.63%, 04/01/30 ................. 1,114 894,108
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 1,588 1,240,816
4.88%, 02/15/30 ................. 3,081 2,402,155
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
2,805 2,407,027
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 1,758 1,687,680
KB Home, 7.25%, 07/15/30 ........... 516 501,392
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.. 1,303 1,056,035
Meritage Homes Corp., 5.13%, 06/06/27 ... 595 559,424
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
2,493 1,444,569
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
.................... 61 52,840
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 ................. 1,824 1,532,452
3.88%, 10/15/31 ................. 932 731,643
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 1,900 1,696,187
5.70%, 06/15/28 ................. 343 310,705
17,128,791
Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28 ................. 1,436 1,335,882
4.13%, 10/15/30 ................. 1,410 1,158,179
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
.................... 1,630 1,332,525
Spectrum Brands, Inc.
(b)
5.00%, 10/01/29 ................. 159 137,603
5.50%, 07/15/30 ................. 446 393,610
4,357,799
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)
1.38%, 01/15/26 ................. 1,645 1,460,741
2.45%, 01/15/31 ................. 960 763,701
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
Calpine Corp.
(b)
5.13%, 03/15/28 ................. USD 7,610 $ 6,790,348
4.63%, 02/01/29 ................. 200 171,611
5.00%, 02/01/31 ................. 128 107,379
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... 3,832 3,536,728
Colbun SA, 3.15%, 01/19/32
(b)
......... 3,740 3,144,639
TransAlta Corp., 7.75%, 11/15/29 ....... 824 841,536
16,816,683
Industrial Conglomerates — 0.0%
Alfa SAB de CV, 6.88%, 03/25/44
(b)
...... 753 734,175
Insurance — 1.0%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 1,576 1,287,954
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 8,689 7,782,109
6.75%, 10/15/27 ................. 18,824 16,920,141
5.88%, 11/01/29 ................. 10,926 8,985,542
Allianz SE
(a)(b)(k)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%),
3.50% ...................... 26,200 21,947,148
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%),
3.20% ...................... 10,600 7,878,559
Allstate Corp. (The), Series B, (LIBOR USD 3
Month + 2.94%), 5.75%, 08/15/53
(a)
.... 2,800 2,632,000
American International Group, Inc.
4.80%, 07/10/45 ................. 455 408,398
4.38%, 06/30/50 ................. 200 169,170
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 3,410 2,892,180
Aon Corp.
3.75%, 05/02/29 ................. 550 507,344
2.80%, 05/15/30 ................. 100 85,283
2.05%, 08/23/31 ................. 300 237,203
2.60%, 12/02/31 ................. 1,365 1,114,124
Aon Global Ltd.
3.50%, 06/14/24 ................. 955 932,070
4.60%, 06/14/44 ................. 365 311,626
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(b)(l)
......... 640 608,408
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(c)(k)
..... 2,700 2,680,830
Aviva plc, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 4.65%), 6.88%
(a)(c)(k)
GBP 3,375 3,692,587
Berkshire Hathaway Finance Corp., 3.85%,
03/15/52 ..................... USD 10 7,970
BUPA Finance plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 3.17%),
4.00%
(a)(c)(k)
................... GBP 1,500 1,225,455
Galaxy Bidco Ltd., 6.50%, 07/31/26
(c)
..... 1,567 1,604,578
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. USD 2,161 2,069,979
Hartford Financial Services Group, Inc. (The),
2.90%, 09/15/51 ................ 75 47,143
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 7,326 7,172,081
5.63%, 12/01/29 ................. 605 528,396
Jones Deslauriers Insurance Management,
Inc., 10.50%, 12/15/30
(b)
........... 2,044 2,013,042
Just Group plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 4.27%),
5.00%
(a)(c)(k)
................... GBP 550 471,272
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.63%
(a)(c)(k)
.............. 2,175 2,258,054

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Insurance (continued)
Liberty Mutual Group, Inc.
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%),
4.13%, 12/15/51
(b)
.............. USD 11,150 $ 9,082,791
(EUR Swap Annual 5 Year + 3.70%),
3.63%, 05/23/59
(c)
.............. EUR 3,928 3,700,160
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 ................. USD 1,175 1,134,919
2.38%, 12/15/31 ................. 160 129,208
MetLife, Inc., 5.00%, 07/15/52 ......... 230 218,948
NFP Corp.
(b)
4.88%, 08/15/28 ................. 6,507 5,539,382
6.88%, 08/15/28 ................. 13,059 10,764,259
7.50%, 10/01/30 ................. 871 819,074
Progressive Corp. (The)
3.00%, 03/15/32 ................. 290 251,800
6.25%, 12/01/32 ................. 200 218,025
Prudential Financial, Inc.
3.91%, 12/07/47 ................. 110 87,595
3.94%, 12/07/49 ................. 105 81,772
4.35%, 02/25/50 ................. 230 194,747
3.70%, 03/13/51 ................. 100 76,307
QBE Insurance Group Ltd., (USD Swap Rate
10 Year + 4.40%), 5.88%, 06/17/46
(a)(c)
.. 677 628,578
Ryan Specialty Group LLC, 4.38%, 02/01/30
(b)
1,083 937,765
Teachers Insurance & Annuity Association of
America, 4.27%, 05/15/47
(b)
......... 575 470,157
Travelers Cos., Inc. (The)
4.00%, 05/30/47 ................. 240 194,020
2.55%, 04/27/50 ................. 25 15,445
133,015,598
Interactive Media & Services — 0.0%
Alphabet, Inc.
1.90%, 08/15/40 ................. 1,030 683,532
2.05%, 08/15/50 ................. 335 195,793
Meta Platforms, Inc., 3.85%, 08/15/32 .... 1,275 1,121,920
Tencent Holdings Ltd., 3.84%, 04/22/51
(b)
.. 460 326,025
2,327,270
Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 825 513,332
Amazon.com, Inc.
3.30%, 04/13/27 ................. 100 94,900
3.15%, 08/22/27 ................. 925 869,194
3.88%, 08/22/37 ................. 1,075 952,364
4.05%, 08/22/47 ................. 245 210,074
3.95%, 04/13/52 ................. 850 703,530
2.70%, 06/03/60 ................. 295 177,688
3.25%, 05/12/61 ................. 895 612,710
4.10%, 04/13/62 ................. 325 268,193
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 3,907 2,899,326
Go Daddy Operating Co. LLC, 5.25%,
12/01/27
(b)
.................... 1,346 1,273,935
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. 723 644,525
5.63%, 02/15/29 ................. 3,505 3,259,650
3.63%, 10/01/31 ................. 1,788 1,371,153
Very Group Funding plc (The), 6.50%,
08/01/26
(c)
.................... GBP 310 266,240
14,116,814
IT Services — 0.5%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. USD 4,676 3,729,110
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
994 798,927
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 1,306 1,021,424
Atos SE, 1.75%, 05/07/25
(c)
........... EUR 1,000 862,149
Security
Par (000)
Par (000) Value
IT Services (continued)
Block, Inc., 3.50%, 06/01/31 .......... USD 11,032 $ 8,802,709
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 ................. 2,535 2,245,915
4.00%, 07/01/29 ................. 4,194 3,691,324
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 5,124 4,637,886
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 ................. 2,467 2,033,162
5.63%, 09/15/28 ................. 1,358 1,008,895
Centurion Bidco SpA, 5.88%, 09/30/26
(c)
... EUR 785 722,939
Fidelity National Information Services, Inc.,
3.10%, 03/01/41 ................ USD 195 134,298
Fiserv, Inc.
3.50%, 07/01/29 ................. 10 9,009
2.65%, 06/01/30 ................. 755 634,680
4.40%, 07/01/49 ................. 225 182,541
Gartner, Inc.
(b)
4.50%, 07/01/28 ................. 2,122 1,978,404
3.63%, 06/15/29 ................. 1,025 900,688
Global Payments, Inc.
1.20%, 03/01/26 ................. 955 832,433
2.15%, 01/15/27 ................. 800 697,881
3.20%, 08/15/29 ................. 2,986 2,538,253
5.40%, 08/15/32 ................. 6,721 6,400,748
4.15%, 08/15/49 ................. 305 217,011
5.95%, 08/15/52 ................. 6,011 5,434,911
International Business Machines Corp., 4.25%,
05/15/49 ..................... 100 82,444
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 1,842 1,535,768
Mastercard, Inc.
3.35%, 03/26/30 ................. 345 316,320
3.85%, 03/26/50 ................. 160 133,510
Nexi SpA, 0.00%, 02/24/28
(c)(j)(n)
........ EUR 1,100 842,021
Northwest Fiber LLC
(b)
4.75%, 04/30/27 ................. USD 4,388 3,860,837
6.00%, 02/15/28 ................. 1,475 1,142,068
PayPal Holdings, Inc.
1.65%, 06/01/25 ................. 955 886,577
4.40%, 06/01/32 ................. 380 357,662
3.25%, 06/01/50 ................. 155 105,335
Twilio, Inc.
3.63%, 03/15/29 ................. 1,540 1,251,096
3.88%, 03/15/31 ................. 2,805 2,225,361
United Group BV
(c)
4.88%, 07/01/24 ................. EUR 1,366 1,357,378
4.00%, 11/15/27 ................. 1,411 1,115,918
4.63%, 08/15/28 ................. 142 111,396
64,838,988
Leisure Products — 0.0%
Mattel, Inc.
3.75%, 04/01/29
(b)
................ USD 1,397 1,227,020
6.20%, 10/01/40 ................. 875 755,267
5.45%, 11/01/41 ................. 1,769 1,439,951
3,422,238
Life Sciences Tools & Services — 0.0%
Bio-Rad Laboratories, Inc., 3.30%, 03/15/27 100 92,416
Charles River Laboratories International, Inc.
(b)
3.75%, 03/15/29 ................. 347 306,887
4.00%, 03/15/31 ................. 826 714,490
PRA Health Sciences, Inc., 2.88%, 07/15/26
(b)
1,790 1,620,045
Syneos Health, Inc., 3.63%, 01/15/29
(b)
... 1,376 1,095,771
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31 ................. 1,700 1,376,778

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
4.95%, 11/21/32 ................. USD 595 $ 603,389
5,809,776
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 360 341,518
ATS Corp., 4.13%, 12/15/28
(b)
......... 814 702,287
Chart Industries, Inc.
(b)
7.50%, 01/01/30 ................. 4,565 4,589,149
9.50%, 01/01/31 ................. 703 721,004
Daimler Trucks Finance North America LLC,
2.00%, 12/14/26
(b)
............... 820 722,496
EnPro Industries, Inc., 5.75%, 10/15/26 ... 559 542,230
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 4,018 3,299,672
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(l)
......... 2,542 2,249,670
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
783 688,061
Novafives SAS, 5.00%, 06/15/25
(c)
...... EUR 787 672,899
OT Merger Corp., 7.88%, 10/15/29
(b)
..... USD 877 464,810
Otis Worldwide Corp.
3.11%, 02/15/40 ................. 108 78,764
3.36%, 02/15/50 ................. 10 6,994
Parker-Hannifin Corp., 4.50%, 09/15/29 ... 845 809,721
Renk AG, 5.75%, 07/15/25
(c)
.......... EUR 709 703,963
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
USD 658 659,645
Terex Corp., 5.00%, 05/15/29
(b)
........ 2,775 2,494,031
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 6,165 5,552,126
Titan International, Inc., 7.00%, 04/30/28 .. 371 350,269
TK Elevator Holdco GmbH
6.63%, 07/15/28
(c)
................ EUR 630 554,322
7.63%, 07/15/28
(b)
................ USD 4,134 3,375,466
TK Elevator Midco GmbH, 4.38%, 07/15/27
(c)
EUR 1,148 1,087,187
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 10,550 9,363,547
Wabash National Corp., 4.50%, 10/15/28
(b)
. 2,282 1,943,319
41,973,150
Marine — 0.0%
(b)
Danaos Corp., 8.50%, 03/01/28 ........ 1,212 1,163,520
Seaspan Corp., 5.50%, 08/01/29 ....... 2,319 1,757,338
2,920,858
Media — 1.4%
Altice Financing SA
2.25%, 01/15/25
(c)
................ EUR 1,303 1,276,657
3.00%, 01/15/28
(c)
................ 376 317,161
5.00%, 01/15/28
(b)
................ USD 3,724 2,997,820
4.25%, 08/15/29
(c)
................ EUR 471 406,119
5.75%, 08/15/29
(b)
................ USD 4,786 3,764,490
AMC Networks, Inc.
4.75%, 08/01/25 ................. 1,332 1,012,320
4.25%, 02/15/29 ................. 940 585,712
Block Communications, Inc., 4.88%, 03/01/28
(b)
1,041 908,273
Cable One, Inc.
0.00%, 03/15/26
(j)(n)
............... 665 522,358
4.00%, 11/15/30
(b)
................ 5,520 4,331,631
Charter Communications Operating LLC
4.50%, 02/01/24 ................. 655 647,265
2.80%, 04/01/31 ................. 755 587,773
4.40%, 04/01/33 ................. 2,868 2,454,031
6.38%, 10/23/35 ................. 390 380,166
6.48%, 10/23/45 ................. 1,840 1,659,264
5.75%, 04/01/48 ................. 100 81,869
5.13%, 07/01/49 ................. 1,530 1,156,928
4.80%, 03/01/50 ................. 690 500,905
3.90%, 06/01/52 ................. 200 125,565
5.25%, 04/01/53 ................. 7,459 5,757,176
6.83%, 10/23/55 ................. 225 207,571
3.85%, 04/01/61 ................. 455 263,154
Security
Par (000)
Par (000) Value
Media (continued)
5.50%, 04/01/63 ................. USD 6,245 $ 4,761,878
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 1,764 1,683,216
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 15,530 13,456,745
7.75%, 04/15/28 ................. 5,463 3,988,041
7.50%, 06/01/29 ................. 7,419 5,447,549
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 3,259 2,453,049
Comcast Corp.
3.15%, 03/01/26 ................. 2,725 2,593,840
2.35%, 01/15/27 ................. 300 272,579
4.15%, 10/15/28 ................. 1,232 1,181,423
2.65%, 02/01/30 ................. 2,350 2,033,029
5.50%, 11/15/32 ................. 380 396,223
4.60%, 10/15/38 ................. 1,600 1,478,140
3.75%, 04/01/40 ................. 190 156,698
4.00%, 08/15/47 ................. 240 191,664
3.97%, 11/01/47 ................. 180 143,798
2.80%, 01/15/51 ................. 1,705 1,076,034
2.89%, 11/01/51 ................. 2,548 1,636,440
CSC Holdings LLC
5.25%, 06/01/24 ................. 3,360 3,128,210
6.50%, 02/01/29
(b)
................ 1,734 1,417,545
4.13%, 12/01/30
(b)
................ 8,987 6,343,294
3.38%, 02/15/31
(b)
................ 980 639,093
4.50%, 11/15/31
(b)
................ 6,032 4,185,086
Directv Financing LLC, 5.88%, 08/15/27
(b)
.. 4,041 3,615,321
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ 10,363 8,729,118
5.75%, 12/01/28
(b)
................ 4,307 3,437,524
5.13%, 06/01/29 ................. 2,119 1,366,988
DISH Network Corp., 11.75%, 11/15/27
(b)
.. 3,542 3,647,906
GCI LLC, 4.75%, 10/15/28
(b)
.......... 2,329 1,956,547
Interpublic Group of Cos., Inc. (The), 3.38%,
03/01/41 ..................... 180 126,299
Lamar Media Corp., 4.00%, 02/15/30 ..... 958 837,292
LCPR Senior Secured Financing DAC
(b)
6.75%, 10/15/27 ................. 4,680 4,375,800
5.13%, 07/15/29 ................. 1,890 1,565,691
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 554 501,583
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 4,814 4,333,786
4.25%, 01/15/29 ................. 1,321 1,096,073
4.63%, 03/15/30 ................. 593 490,603
Paramount Global, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.00%), 6.38%, 03/30/62
(a)
.......... 5,523 4,515,104
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 2,748 2,018,955
6.50%, 09/15/28 ................. 8,841 3,704,512
SES SA
(a)(c)(k)
(EUR Swap Annual 5 Year + 5.40%), 5.63% EUR 800 831,303
(EUR Swap Annual 5 Year + 3.19%), 2.88% 1,298 1,102,663
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... USD 5,121 3,839,144
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 2,875 2,552,828
5.00%, 08/01/27 ................. 1,851 1,710,992
4.00%, 07/15/28 ................. 3,137 2,730,131
4.13%, 07/01/30 ................. 49 40,435
3.88%, 09/01/31 ................. 69 53,832
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 1,577 1,300,363
Summer BC Holdco B SARL, 5.75%,
10/31/26
(c)
.................... EUR 1,919 1,728,090

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Media (continued)
Summer BidCo BV
(c)(l)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
................... EUR 829 $ 625,531
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 .................... 371 280,974
Tele Columbus AG, 3.88%, 05/02/25
(c)
.... 1,943 1,557,600
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... USD 5,000 4,500,000
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 3,353 3,193,364
7.38%, 06/30/30 ................. 1,640 1,567,348
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
3,665 3,048,529
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
............... GBP 567 551,876
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... USD 4,386 3,833,835
VZ Secured Financing BV, 3.50%, 01/15/32
(c)
EUR 1,219 1,017,805
Ziggo Bond Co. BV
(b)
6.00%, 01/15/27 ................. USD 783 728,519
5.13%, 02/28/30 ................. 2,165 1,748,237
Ziggo BV, 4.88%, 01/15/30
(b)
.......... 2,525 2,112,844
175,583,127
Metals & Mining — 0.7%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24
(c)
.................... 3,359 3,346,404
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 2,487 2,157,939
Antofagasta plc, 2.38%, 10/14/30
(b)
...... 1,540 1,228,920
Arconic Corp.
(b)
6.00%, 05/15/25 ................. 1,656 1,628,008
6.13%, 02/15/28 ................. 2,574 2,415,094
ATI, Inc.
5.88%, 12/01/27 ................. 118 112,842
4.88%, 10/01/29 ................. 769 679,588
5.13%, 10/01/31 ................. 2,835 2,496,500
Barrick North America Finance LLC, 5.75%,
05/01/43 ..................... 30 30,294
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 41 39,721
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 11,973 11,406,985
Carpenter Technology Corp., 7.63%, 03/15/30 1,528 1,531,647
Commercial Metals Co., 4.38%, 03/15/32 .. 1,677 1,458,867
Constellium SE
(b)
5.88%, 02/15/26 ................. 4,305 4,146,877
5.63%, 06/15/28 ................. 2,235 2,065,632
3.75%, 04/15/29 ................. 6,865 5,577,383
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 1,594 1,284,166
Freeport Indonesia PT, 4.76%, 04/14/27
(c)
.. 3,125 2,996,438
Fresnillo plc, 4.25%, 10/02/50
(b)
........ 1,821 1,430,396
JSW Steel Ltd., 5.95%, 04/18/24
(c)
...... 630 622,125
Kaiser Aluminum Corp., 4.50%, 06/01/31
(b)
. 4,619 3,712,521
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 3,848 3,376,828
Newmont Corp.
2.80%, 10/01/29 ................. 235 199,782
5.45%, 06/09/44 ................. 200 190,247
Nexa Resources SA, 5.38%, 05/04/27
(b)
... 2,341 2,194,395
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 3,178 2,849,109
4.75%, 01/30/30 ................. 5,748 5,095,976
3.88%, 08/15/31 ................. 5,319 4,342,391
Nucor Corp.
3.95%, 05/23/25 ................. 720 704,428
2.00%, 06/01/25 ................. 205 190,780
2.98%, 12/15/55 ................. 75 46,393
Periama Holdings LLC, 5.95%, 04/19/26
(c)
.. 4,374 4,068,640
Southern Copper Corp., 5.88%, 04/23/45 .. 150 153,169
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Steel Dynamics, Inc.
2.40%, 06/15/25 ................. USD 95 $ 89,079
5.00%, 12/15/26 ................. 700 700,444
1.65%, 10/15/27 ................. 535 448,251
3.25%, 10/15/50 ................. 410 265,815
Stillwater Mining Co., 4.00%, 11/16/26
(c)
... 3,420 3,005,966
Vedanta Resources Finance II plc
13.88%, 01/21/24
(c)
............... 3,215 2,787,606
8.95%, 03/11/25
(b)
................ 639 432,123
8.95%, 03/11/25
(c)
................ 2,627 1,776,509
Vedanta Resources Ltd.
7.13%, 05/31/23
(c)
................ 1,040 964,795
84,251,073
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(b)
5.50%, 11/01/23 ................. 217 215,111
4.38%, 01/15/27 ................. 862 754,315
969,426
Multiline Retail — 0.0%
(b)
Golden Eagle Retail Group Ltd., 4.63%,
05/21/23 ..................... 430 417,718
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 2,222 2,082,609
2,500,327
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 ................. 825 816,068
3.70%, 07/15/30 ................. 100 91,108
4.60%, 05/01/53
(b)
................ 400 347,323
CMS Energy Corp.
3.45%, 08/15/27 ................. 100 92,712
4.88%, 03/01/44 ................. 300 272,109
Consumers Energy Co.
3.60%, 08/15/32 ................. 640 583,018
3.25%, 08/15/46 ................. 475 341,779
2.50%, 05/01/60 ................. 500 279,858
Dominion Energy, Inc.
3.90%, 10/01/25 ................. 1,120 1,090,728
Series C, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.20%),
4.35%
(a)(k)
.................... 10,005 8,403,534
Series C, 3.38%, 04/01/30 .......... 300 264,365
Series C, 2.25%, 08/15/31 .......... 300 238,703
NiSource, Inc.
3.60%, 05/01/30 ................. 400 356,168
4.80%, 02/15/44 ................. 100 87,871
3.95%, 03/30/48 ................. 290 224,945
Puget Sound Energy, Inc., 2.89%, 09/15/51 . 100 63,866
San Diego Gas & Electric Co., 2.95%, 08/15/51 450 303,916
Sempra Energy
3.70%, 04/01/29 ................. 840 765,644
3.80%, 02/01/38 ................. 825 676,536
15,300,251
Oil, Gas & Consumable Fuels — 3.1%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 4,730 4,691,905
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 1,634 1,544,714
5.75%, 01/15/28 ................. 732 679,010
Apache Corp.
4.25%, 01/15/30 ................. 1,282 1,134,450
5.35%, 07/01/49 ................. 1,170 945,239
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 4,105 5,049,150

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.88%, 06/30/29 ................. USD 4,890 $ 4,360,071
BP Capital Markets America, Inc.
3.02%, 01/16/27 ................. 582 541,877
3.59%, 04/14/27 ................. 732 697,234
4.23%, 11/06/28 ................. 458 443,738
3.63%, 04/06/30 ................. 530 486,403
1.75%, 08/10/30 ................. 60 47,832
3.06%, 06/17/41 ................. 1,525 1,128,851
BP Capital Markets plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.40%), 4.88%
(a)(k)
.............. 5,000 4,375,000
Buckeye Partners LP
5.85%, 11/15/43 ................. 1,712 1,275,574
5.60%, 10/15/44 ................. 503 367,294
Callon Petroleum Co.
6.38%, 07/01/26 ................. 2,179 2,030,928
8.00%, 08/01/28
(b)
................ 5,075 4,837,915
7.50%, 06/15/30
(b)
................ 4,754 4,349,910
Cameron LNG LLC, 3.30%, 01/15/35
(b)
.... 765 615,914
Cenovus Energy, Inc., 3.75%, 02/15/52 ... 490 344,080
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 1,895 1,906,510
5.13%, 06/30/27 ................. 1,165 1,150,936
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 8,495 7,638,886
4.00%, 03/01/31 ................. 6,201 5,279,283
3.25%, 01/31/32 ................. 2,783 2,211,669
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 ................. 71 67,272
6.75%, 04/15/29 ................. 847 824,639
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 1,719 1,676,644
6.38%, 06/15/26 ................. 2,934 2,828,010
Civitas Resources, Inc., 5.00%, 10/15/26
(b)
. 1,167 1,066,936
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
746 612,216
CNX Resources Corp., 7.38%, 01/15/31
(b)
.. 1,572 1,506,746
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 ................. 3,471 3,367,008
5.88%, 07/01/29 ................. 4,170 3,581,449
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 2,266 2,045,065
5.88%, 01/15/30 ................. 4,058 3,488,663
ConocoPhillips Co., 3.80%, 03/15/52 ..... 465 365,556
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27
(b)
................ 1,016 916,827
4.50%, 02/09/27
(c)
................ 1,894 1,709,665
Coterra Energy, Inc., 3.90%, 05/15/27 .... 155 144,727
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 8,941 7,810,054
Crescent Energy Finance LLC, 7.25%,
05/01/26
(b)
.................... 5,109 4,814,415
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 2,110 1,962,300
6.00%, 02/01/29 ................. 1,909 1,751,528
CrownRock LP, 5.63%, 10/15/25
(b)
...... 9,665 9,326,725
Cullinan Holdco Scsp, 4.63%, 10/15/26
(c)
.. EUR 1,057 988,012
DCP Midstream Operating LP
3.25%, 02/15/32 ................. USD 683 564,930
6.45%, 11/03/36
(b)
................ 3,694 3,619,836
6.75%, 09/15/37
(b)
................ 4,179 4,212,383
Devon Energy Corp.
5.25%, 10/15/27 ................. 1,070 1,058,798
4.50%, 01/15/30 ................. 500 465,497
4.75%, 05/15/42 ................. 323 273,415
Diamondback Energy, Inc.
3.50%, 12/01/29 ................. 690 605,352
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.13%, 03/24/31 ................. USD 269 $ 222,748
6.25%, 03/15/33 ................. 7,245 7,353,429
4.25%, 03/15/52 ................. 4,634 3,390,562
6.25%, 03/15/53 ................. 330 318,898
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. 3,153 2,708,774
4.38%, 06/15/31 ................. 1,138 954,668
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(b)
.................... 2,851 2,727,409
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 ................. 2,394 2,007,668
4.39%, 11/30/46 ................. 3,555 2,721,353
El Paso Natural Gas Co. LLC, 3.50%,
02/15/32
(b)
.................... 2,921 2,449,015
Enbridge, Inc.
4.00%, 10/01/23 ................. 500 495,972
0.55%, 10/04/23 ................. 355 343,209
2.50%, 01/15/25 ................. 1,040 983,896
4.25%, 12/01/26 ................. 500 480,705
3.70%, 07/15/27 ................. 644 602,837
3.13%, 11/15/29 ................. 125 108,982
4.50%, 06/10/44 ................. 30 24,943
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77
(a)
........ 13,675 12,556,923
Energy Transfer LP
5.88%, 01/15/24 ................. 3,740 3,749,406
4.90%, 02/01/24 ................. 245 243,601
2.90%, 05/15/25 ................. 1,900 1,789,315
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50%
(a)(k)
.................... 5,417 4,658,620
5.55%, 02/15/28 ................. 2,210 2,192,165
5.25%, 04/15/29 ................. 270 261,078
3.75%, 05/15/30 ................. 2,768 2,440,506
5.75%, 02/15/33 ................. 1,610 1,575,160
5.95%, 10/01/43 ................. 220 202,130
5.15%, 03/15/45 ................. 1,250 1,034,603
6.13%, 12/15/45 ................. 150 138,786
5.30%, 04/15/47 ................. 3,022 2,514,270
5.40%, 10/01/47 ................. 200 169,411
6.00%, 06/15/48 ................. 495 446,217
6.25%, 04/15/49 ................. 2,305 2,143,361
5.00%, 05/15/50 ................. 4,744 3,790,128
EnLink Midstream LLC
(b)
5.63%, 01/15/28 ................. 4,395 4,186,230
6.50%, 09/01/30 ................. 1,812 1,793,336
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 431 407,316
4.85%, 07/15/26 ................. 1,641 1,542,586
5.60%, 04/01/44 ................. 1,173 967,451
5.05%, 04/01/45 ................. 466 353,148
5.45%, 06/01/47 ................. 427 342,988
EnQuest plc, 11.63%, 11/01/27
(b)
....... 305 286,778
Enterprise Products Operating LLC
6.45%, 09/01/40 ................. 150 156,434
4.85%, 08/15/42 ................. 105 92,751
4.45%, 02/15/43 ................. 1,130 951,541
4.85%, 03/15/44 ................. 510 449,536
4.80%, 02/01/49 ................. 575 489,967
4.20%, 01/31/50 ................. 930 731,232
3.30%, 02/15/53 ................. 140 93,126
EOG Resources, Inc., 4.95%, 04/15/50 ... 170 161,744
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 844 814,457
4.13%, 12/01/26 ................. 178 158,321

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.50%, 07/01/27
(b)
................ USD 4,017 $ 3,839,248
4.50%, 01/15/29
(b)
................ 138 115,910
7.50%, 06/01/30
(b)
................ 681 656,157
4.75%, 01/15/31
(b)
................ 1,962 1,603,935
EQT Corp., 5.70%, 04/01/28 .......... 325 323,254
Exxon Mobil Corp., 2.99%, 03/19/25 ..... 100 96,321
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
.................... 2,019 1,615,013
Genesis Energy LP
6.50%, 10/01/25 ................. 1,569 1,499,509
7.75%, 02/01/28 ................. 1,092 1,005,164
GNL Quintero SA, 4.63%, 07/31/29
(c)
..... 1,478 1,425,973
Greenko Solar Mauritius Ltd., 5.95%,
07/29/26
(c)
.................... 5,565 5,043,281
Greenko Wind Projects Mauritius Ltd., 5.50%,
04/06/25
(c)
.................... 500 465,875
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 333 324,187
Harbour Energy plc, 5.50%, 10/15/26
(b)
.... 1,178 1,055,629
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 569 543,076
Hess Corp.
4.30%, 04/01/27 ................. 955 912,076
5.60%, 02/15/41 ................. 1,025 968,901
5.80%, 04/01/47 ................. 800 763,730
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 1,086 928,444
HF Sinclair Corp., 2.63%, 10/01/23 ...... 885 866,584
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 997 902,285
5.75%, 02/01/29 ................. 1,546 1,376,043
6.00%, 04/15/30 ................. 133 118,274
6.00%, 02/01/31 ................. 130 112,132
6.25%, 04/15/32 ................. 57 49,186
HPCL-Mittal Energy Ltd., 5.25%, 04/28/27
(c)
. 700 641,375
India Cleantech Energy, 4.70%, 08/10/26
(b)
. 1,671 1,429,094
India Green Energy Holdings, 5.38%,
04/29/24
(c)
.................... 1,695 1,631,437
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 3,147 2,650,215
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
.................... 941 692,694
Kinder Morgan Energy Partners LP
6.95%, 01/15/38 ................. 886 937,403
6.38%, 03/01/41 ................. 75 74,186
5.40%, 09/01/44 ................. 850 763,727
Kinder Morgan, Inc.
3.15%, 01/15/23 ................. 2,105 2,103,178
4.80%, 02/01/33 ................. 2,111 1,957,141
5.55%, 06/01/45 ................. 775 706,654
5.45%, 08/01/52 ................. 3,604 3,234,873
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
.... 1,256 1,177,855
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)(c)
.. 2,508 2,490,766
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 268 257,280
Marathon Oil Corp., 4.40%, 07/15/27 ..... 1,285 1,227,139
Marathon Petroleum Corp.
6.50%, 03/01/41 ................. 100 102,722
4.75%, 09/15/44 ................. 49 40,915
5.00%, 09/15/54 ................. 100 83,448
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(c)
2,590 2,457,263
Medco Platinum Road Pte. Ltd., 6.75%,
01/30/25
(c)
.................... 240 232,245
MPLX LP
1.75%, 03/01/26 ................. 1,160 1,033,989
4.13%, 03/01/27 ................. 900 850,061
4.25%, 12/01/27 ................. 790 746,488
4.00%, 03/15/28 ................. 425 395,297
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.50%, 02/15/49 ................. USD 7,813 $ 6,866,778
4.95%, 03/14/52 ................. 1,345 1,098,655
Murphy Oil Corp.
5.75%, 08/15/25 ................. 119 116,930
6.13%, 12/01/42
(d)
................ 150 117,000
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
1,768 1,716,742
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 7,415 7,013,107
6.50%, 09/30/26 ................. 8,812 8,183,704
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
2,203 1,961,532
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
.... 3,527 3,669,903
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(b)
. 8,173 7,847,666
NuStar Logistics LP
5.75%, 10/01/25 ................. 752 722,923
6.38%, 10/01/30 ................. 47 43,459
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 203 206,861
8.88%, 07/15/30 ................. 1,484 1,675,443
6.63%, 09/01/30 ................. 5,450 5,631,921
7.50%, 05/01/31 ................. 1,275 1,362,299
6.45%, 09/15/36 ................. 2,092 2,133,840
6.60%, 03/15/46 ................. 546 561,829
ONEOK, Inc., 4.95%, 07/13/47 ......... 3,088 2,487,149
Ovintiv, Inc., 6.63%, 08/15/37 ......... 2,426 2,439,941
PDC Energy, Inc., 6.13%, 09/15/24 ...... 568 564,762
Permian Resources Operating LLC
(b)
5.38%, 01/15/26 ................. 1,058 963,081
6.88%, 04/01/27 ................. 1,925 1,813,808
Phillips 66, 3.30%, 03/15/52 .......... 810 558,929
Pioneer Natural Resources Co.
0.55%, 05/15/23 ................. 580 570,449
1.13%, 01/15/26 ................. 310 276,305
1.90%, 08/15/30 ................. 300 234,936
2.15%, 01/15/31 ................. 755 596,753
Plains All American Pipeline LP
3.55%, 12/15/29 ................. 2,831 2,454,663
6.65%, 01/15/37 ................. 1,343 1,321,306
5.15%, 06/01/42 ................. 4,598 3,726,755
4.30%, 01/31/43 ................. 430 311,751
Puma International Financing SA
(c)
5.13%, 10/06/24 ................. 829 766,825
5.00%, 01/24/26 ................. 1,911 1,643,818
Range Resources Corp., 4.75%, 02/15/30
(b)
. 129 113,663
ReNew Power Pvt Ltd., 5.88%, 03/05/27
(c)
.. 4,035 3,855,442
Repsol International Finance BV
(a)(c)
(EUR Swap Annual 5 Year + 4.00%),
3.75%
(k)
..................... EUR 550 544,485
(EUR Swap Annual 5 Year + 4.41%),
4.25%
(k)
..................... 1,106 1,053,687
(EUR Swap Annual 10 Year + 4.20%),
4.50%, 03/25/75 ............... 300 309,899
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. USD 4,112 3,762,274
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
.................... 420 376,887
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 ................. 975 975,235
5.63%, 03/01/25 ................. 1,105 1,106,561
5.90%, 09/15/37
(b)
................ 665 665,460
Santos Finance Ltd., 5.25%, 03/13/29
(c)
... 1,100 1,008,451
SM Energy Co.
5.63%, 06/01/25 ................. 421 404,156
6.63%, 01/15/27 ................. 245 235,989
6.50%, 07/15/28 ................. 1,793 1,719,075
Southwestern Energy Co.
5.70%, 01/23/25
(d)
................ 309 303,592

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.38%, 02/01/29 ................. USD 2,879 $ 2,669,006
Spectra Energy Partners LP, 5.95%, 09/25/43 100 97,142
Sunoco LP, 5.88%, 03/15/28 .......... 911 862,754
Tallgrass Energy Partners LP
(b)
6.00%, 03/01/27 ................. 482 450,004
5.50%, 01/15/28 ................. 260 230,578
6.00%, 12/31/30 ................. 1,094 946,015
6.00%, 09/01/31 ................. 1,126 968,116
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
7,060 6,566,506
Targa Resources Corp., 6.25%, 07/01/52 .. 2,602 2,455,639
Targa Resources Partners LP, 4.00%, 01/15/32 4,322 3,636,488
TerraForm Power Operating LLC, 5.00%,
01/31/28
(b)
.................... 1,080 971,989
TotalEnergies Capital International SA, 3.13%,
05/29/50 ..................... 194 137,006
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 05/15/30 ................ 500 433,897
Valero Energy Corp.
4.35%, 06/01/28 ................. 253 243,757
4.00%, 06/01/52 ................. 90 67,611
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 6,705 5,866,875
4.13%, 08/15/31 ................. 6,385 5,439,988
3.88%, 11/01/33 ................. 14,266 11,653,895
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 1,373 1,252,976
Western Midstream Operating LP
4.75%, 08/15/28 ................. 256 233,802
4.30%, 02/01/30
(d)
................ 1,900 1,658,548
5.45%, 04/01/44 ................. 2,063 1,713,775
5.30%, 03/01/48 ................. 1,661 1,365,719
5.50%, 08/15/48 ................. 856 710,457
5.50%, 02/01/50
(d)
................ 6,750 5,560,650
Williams Cos., Inc. (The)
4.55%, 06/24/24 ................. 1,425 1,409,406
3.75%, 06/15/27 ................. 500 470,626
402,266,267
Paper & Forest Products — 0.0%
Georgia-Pacific LLC, 1.75%, 09/30/25
(b)
... 187 170,803
Suzano Austria GmbH
2.50%, 09/15/28 ................. 390 327,113
Series DM3N, 3.13%, 01/15/32 ....... 2,435 1,896,256
2,394,172
Personal Products — 0.0%
Coty, Inc.
3.88%, 04/15/26
(c)
................ EUR 1,299 1,291,076
4.75%, 04/15/26
(c)
................ 600 600,523
4.75%, 01/15/29
(b)
................ USD 141 127,605
2,019,204
Pharmaceuticals — 0.3%
Astrazeneca Finance LLC, 2.25%, 05/28/31 . 155 128,929
AstraZeneca plc, 6.45%, 09/15/37 ....... 25 28,182
Bayer AG, (EUR Swap Annual 5 Year + 3.75%),
4.50%, 03/25/82
(a)(c)
.............. EUR 1,500 1,461,164
Bayer US Finance II LLC
(b)
4.25%, 12/15/25 ................. USD 1,525 1,477,612
4.38%, 12/15/28 ................. 1,700 1,595,816
Bristol-Myers Squibb Co.
2.90%, 07/26/24 ................. 332 322,284
3.40%, 07/26/29 ................. 25 23,136
2.95%, 03/15/32 ................. 31 26,969
3.70%, 03/15/52 ................. 760 591,170
3.90%, 03/15/62 ................. 230 176,805
Catalent Pharma Solutions, Inc.
(b)
5.00%, 07/15/27 ................. 3,091 2,876,232
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
3.13%, 02/15/29 ................. USD 1,049 $ 835,240
3.50%, 04/01/30 ................. 2,681 2,116,891
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28
(c)
................ EUR 692 648,935
5.50%, 01/15/28
(b)
................ USD 1,850 1,546,970
Elanco Animal Health, Inc., 6.40%, 08/28/28
(d)
1,486 1,413,944
Gruenenthal GmbH
(c)
3.63%, 11/15/26 ................. EUR 558 545,650
4.13%, 05/15/28 ................. 835 802,208
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... USD 800 712,920
Merck & Co., Inc.
3.40%, 03/07/29 ................. 155 144,398
2.15%, 12/10/31 ................. 1,060 865,590
6.50%, 12/01/33
(d)
................ 185 208,042
2.45%, 06/24/50 ................. 175 110,554
2.75%, 12/10/51 ................. 825 551,215
Nidda Healthcare Holding GmbH, 7.50%,
08/21/26
(c)
.................... EUR 1,491 1,518,234
Organon & Co.
(b)
4.13%, 04/30/28 ................. USD 3,866 3,422,956
5.13%, 04/30/31 ................. 4,171 3,611,587
Pfizer, Inc.
3.45%, 03/15/29 ................. 515 485,652
2.55%, 05/28/40 ................. 45 32,539
5.60%, 09/15/40 ................. 140 146,444
4.30%, 06/15/43 ................. 155 142,368
Pharmacia LLC, 6.60%, 12/01/28
(d)
...... 300 329,324
Roche Holdings, Inc., 2.61%, 12/13/51
(b)
... 1,435 929,285
Rossini SARL, 6.75%, 10/30/25
(c)
....... EUR 1,312 1,388,779
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 ................. USD 687 681,484
3.18%, 07/09/50 ................. 2,147 1,448,020
Teva Pharmaceutical Finance Netherlands II
BV
1.25%, 03/31/23
(c)
................ EUR 408 429,865
6.00%, 01/31/25 ................. 1,100 1,155,270
4.50%, 03/01/25 ................. 1,215 1,241,907
3.75%, 05/09/27 ................. 440 406,030
1.63%, 10/15/28
(c)
................ 300 237,901
4.38%, 05/09/30 ................. 359 316,392
Teva Pharmaceutical Finance Netherlands III
BV
6.00%, 04/15/24 ................. USD 1,400 1,372,700
7.13%, 01/31/25 ................. 400 394,575
3.15%, 10/01/26 ................. 660 572,633
4.75%, 05/09/27 ................. 736 663,228
Wyeth LLC, 5.95%, 04/01/37 .......... 505 543,069
40,681,098
Professional Services — 0.1%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.. 696 595,595
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... 2,990 2,293,928
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
.................... 5,080 4,347,276
Korn Ferry, 4.63%, 12/15/27
(b)
......... 1,965 1,809,785
La Financiere Atalian SASU
(c)
5.13%, 05/15/25 ................. EUR 1,071 782,962
6.63%, 05/15/25 ................. GBP 150 120,759
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... USD 2,119 1,960,071
11,910,376
Real Estate Management & Development — 0.5%
ADLER Group SA
(c)(m)
3.25%, 08/05/25 ................. EUR 1,000 434,602
2.75%, 11/13/26 ................. 1,000 422,828

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Agile Group Holdings Ltd., 5.75%, 01/02/25
(c)
USD 3,852 $ 2,021,645
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
.................... 2,861 2,590,635
Aroundtown SA
(a)(c)(k)
(GBP Swap 5 Year + 4.38%), 4.75% ... GBP 329 182,676
(EUR Swap Annual 5 Year + 3.98%), 3.38% EUR 1,100 544,745
ATF Netherlands BV, (EUR Swap Annual 5
Year + 4.38%), 3.75%
(a)(c)(k)
.......... 1,000 521,052
Celulosa Arauco y Constitucion SA, 3.88%,
11/02/27 ..................... USD 325 304,139
Central China Real Estate Ltd.
(c)
7.90%, 11/07/23 ................. 557 181,025
7.25%, 08/13/24 ................. 498 139,440
China Aoyuan Group Ltd.
(c)(e)(m)
6.35%, 02/08/24 ................. 6,938 537,695
5.98%, 08/18/25 ................. 1,900 147,250
China Evergrande Group
(c)(e)(m)
11.50%, 01/22/23 ................ 4,595 313,896
10.00%, 04/11/23 ................ 3,674 247,536
7.50%, 06/28/23 ................. 1,500 101,250
12.00%, 01/22/24 ................ 3,281 221,468
10.50%, 04/11/24 ................ 930 64,402
China SCE Group Holdings Ltd., 7.38%,
04/09/24
(c)
.................... 3,349 1,641,010
CIFI Holdings Group Co. Ltd.
(c)(e)(m)
6.00%, 07/16/25 ................. 3,272 818,000
5.25%, 05/13/26 ................. 4,415 1,081,675
Citycon OYJ, (EUR Swap Annual 5 Year +
4.71%), 4.50%
(a)(c)(k)
.............. EUR 600 375,889
Country Garden Holdings Co. Ltd., 4.20%,
02/06/26
(c)
.................... USD 1,982 1,201,588
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 2,667 2,545,278
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(c)
............... EUR 900 654,730
DIC Asset AG, 2.25%, 09/22/26
(c)
....... 900 549,141
Easy Tactic Ltd.
(l)
7.50%, (7.50% Cash or 7.50% PIK),
07/11/27 .................... USD 855 172,250
7.50%, (7.50% Cash or 7.50% PIK),
07/11/28 .................... 3,280 624,878
Fantasia Holdings Group Co. Ltd.
(c)(e)(m)
11.75%, 04/17/22 ................ 2,039 158,022
7.95%, 07/05/22 ................. 1,650 133,799
12.25%, 10/18/22 ................ 3,269 253,347
10.88%, 01/09/23 ................ 1,345 104,237
11.88%, 06/01/23 ................ 1,500 116,250
9.25%, 07/28/23 ................. 3,540 274,350
9.88%, 10/19/23 ................. 2,640 204,600
15.00%, 12/31/49 ................ 1,735 134,463
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)(c)
.... EUR 397 287,117
Global Prime Capital Pte. Ltd., 5.95%,
01/23/25
(c)
.................... USD 2,656 2,514,568
Heimstaden Bostad AB
(a)(c)(k)
(EUR Swap Annual 5 Year + 3.91%), 3.38% EUR 400 238,745
(EUR Swap Annual 5 Year + 3.15%), 2.63% 1,725 958,757
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 ................. USD 872 785,436
4.13%, 02/01/29 ................. 1,028 860,950
4.38%, 02/01/31 ................. 504 407,771
JGC Ventures Pte. Ltd.
(l)
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(c)(e)(m)
................. 2,986 1,163,523
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25 .................... USD 48 $ 10,166
Kaisa Group Holdings Ltd.
(c)(e)(m)
11.95%, 10/22/22 ................ 1,345 174,850
11.50%, 01/30/23 ................ 1,413 183,690
10.88%, 07/23/23 ................ 3,811 495,430
9.75%, 09/28/23 ................. 1,565 203,450
11.95%, 11/12/23 ................ 1,980 257,400
9.38%, 06/30/24 ................. 744 96,720
KWG Group Holdings Ltd., 5.95%, 08/10/25
(c)
5,766 2,356,853
Lai Sun MTN Ltd., 5.00%, 07/28/26
(c)
..... 1,000 712,375
MAF Global Securities Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.54%), 6.38%
(a)(c)(k)
............. 2,389 2,284,183
MAF Sukuk Ltd.
(c)
4.64%, 05/14/29 ................. 3,051 2,960,042
3.93%, 02/28/30 ................. 2,507 2,320,229
Modern Land China Co. Ltd., 12.85%,
10/25/21
(c)(e)(m)
................. 330 18,727
Modernland Overseas Pte. Ltd.
(c)(l)
Series 2, 1.00%, (1.00% Cash or 3.00%
PIK), 04/30/27 ................ 38 12,749
3.00%, (3.00% Cash or 3.00% PIK),
04/30/27
(e)(m)
.................. 1,450 543,311
New Metro Global Ltd., 6.80%, 08/05/23
(c)
.. 2,710 2,452,550
NWD Finance BVI Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.86%), 4.13%
(a)(c)(k)
............. 6,084 4,258,800
Powerlong Real Estate Holdings Ltd.
(c)
6.95%, 07/23/23 ................. 895 302,062
7.13%, 01/15/24 ................. 957 291,785
6.25%, 08/10/24 ................. 762 230,410
Realogy Group LLC
(b)
5.75%, 01/15/29 ................. 1,995 1,508,998
5.25%, 04/15/30 ................. 1,079 787,141
Redsun Properties Group Ltd., 10.50%,
10/03/22
(c)(e)(m)
................. 4,159 405,503
RKPF Overseas 2019 A Ltd.
(c)
6.70%, 09/30/24 ................. 1,880 1,648,877
6.00%, 09/04/25 ................. 2,230 1,773,965
Ronshine China Holdings Ltd.
(c)(e)(m)
8.10%, 06/09/23 ................. 945 47,250
7.35%, 12/15/23 ................. 1,027 51,350
Shimao Group Holdings Ltd.
(c)(e)(m)
5.60%, 07/15/26 ................. 895 147,675
3.45%, 01/11/31 ................. 1,145 183,200
Shui On Development Holding Ltd.
(c)
5.75%, 11/12/23 ................. 1,143 1,074,420
6.15%, 08/24/24 ................. 2,155 1,858,687
Sunac China Holdings Ltd.
(c)(e)(m)
7.50%, 02/01/24 ................. 828 171,810
7.00%, 07/09/25 ................. 3,573 732,465
Theta Capital Pte. Ltd., 8.13%, 01/22/25
(c)
.. 3,674 2,769,966
Times China Holdings Ltd.
(c)
6.75%, 07/08/25 ................. 3,390 556,807
6.20%, 03/22/26 ................. 2,450 393,225
Unique Pub Finance Co. plc (The)
(c)
Series A4, 5.66%, 06/30/27 ......... GBP 525 623,135
Series N, 6.46%, 03/30/32
(d)
......... 800 967,210
Wanda Properties International Co. Ltd., 7.25%,
01/29/24
(c)
.................... USD 800 705,650
Yango Justice International Ltd.
(e)(m)
10.25%, 09/15/22 ................ 950 19,000
9.25%, 04/15/23
(c)
................ 2,081 31,215
8.25%, 11/25/23
(c)
................ 4,104 61,560

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
7.50%, 04/15/24
(c)
................ USD 2,675 $ 40,125
7.88%, 09/04/24
(c)
................ 1,215 18,225
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24
(c)
1,830 1,756,800
Yuzhou Group Holdings Co. Ltd.
(c)(e)(m)
8.38%, 10/30/24 ................. 1,745 157,050
7.70%, 02/20/25 ................. 3,562 311,675
8.30%, 05/27/25 ................. 900 78,750
7.38%, 01/13/26 ................. 2,220 194,250
7.85%, 08/12/26 ................. 1,680 147,000
6.35%, 01/13/27 ................. 2,087 182,612
Zhenro Properties Group Ltd., 8.00%,
03/06/23
(e)(m)
.................. 1,041 51,595
66,859,631
Road & Rail — 0.4%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
1,639 1,461,677
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
266 227,547
BCP V Modular Services Finance II plc
(c)
4.75%, 11/30/28 ................. EUR 1,300 1,161,974
6.13%, 11/30/28 ................. GBP 800 807,820
Burlington Northern Santa Fe LLC
6.15%, 05/01/37 ................. USD 185 200,429
5.75%, 05/01/40 ................. 300 313,860
5.15%, 09/01/43 ................. 100 97,573
4.90%, 04/01/44 ................. 995 939,207
4.15%, 04/01/45 ................. 100 85,391
4.70%, 09/01/45 ................. 200 183,665
4.05%, 06/15/48 ................. 100 83,298
3.55%, 02/15/50 ................. 105 80,394
2.88%, 06/15/52 ................. 305 203,335
Canadian National Railway Co., 3.85%,
08/05/32 ..................... 740 687,551
Canadian Pacific Railway Co.
3.00%, 12/02/41 ................. 570 429,722
4.80%, 08/01/45 ................. 200 182,269
3.10%, 12/02/51 ................. 515 346,230
CSX Corp.
3.25%, 06/01/27 ................. 600 560,554
4.25%, 03/15/29 ................. 200 192,376
4.10%, 11/15/32 ................. 90 84,375
4.30%, 03/01/48 ................. 430 364,998
4.75%, 11/15/48 ................. 165 149,033
EC Finance plc, 3.00%, 10/15/26
(c)
...... EUR 925 891,645
Hertz Corp. (The)
(b)
4.63%, 12/01/26 ................. USD 958 802,325
5.00%, 12/01/29 ................. 839 636,465
Loxam SAS
(c)
4.25%, 04/15/24 ................. EUR 200 212,415
3.25%, 01/14/25 ................. 708 719,921
3.75%, 07/15/26 ................. 673 647,449
4.50%, 02/15/27 ................. 703 685,467
5.75%, 07/15/27 ................. 200 181,977
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(c)(k)
.............. GBP 600 595,804
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. USD 1,421 1,243,375
Norfolk Southern Corp.
3.80%, 08/01/28 ................. 200 190,116
3.94%, 11/01/47 ................. 100 80,033
4.15%, 02/28/48 ................. 750 615,793
4.05%, 08/15/52 ................. 100 80,098
3.70%, 03/15/53 ................. 545 409,183
3.16%, 05/15/55 ................. 150 99,268
Penske Truck Leasing Co. LP
(b)
4.00%, 07/15/25 ................. 3,115 2,980,309
4.20%, 04/01/27 ................. 340 319,007
Security
Par (000)
Par (000) Value
Road & Rail (continued)
5.88%, 11/15/27 ................. USD 1,205 $ 1,213,457
Ryder System, Inc.
2.50%, 09/01/24 ................. 550 523,158
2.85%, 03/01/27 ................. 700 631,893
Uber Technologies, Inc.
(b)
7.50%, 05/15/25 ................. 4,486 4,482,732
8.00%, 11/01/26 ................. 3,398 3,409,695
7.50%, 09/15/27 ................. 4,087 4,089,861
6.25%, 01/15/28 ................. 4,100 3,935,999
4.50%, 08/15/29 ................. 9,967 8,683,799
Union Pacific Corp.
2.89%, 04/06/36 ................. 200 158,953
3.55%, 08/15/39 ................. 3 2,477
4.05%, 03/01/46 ................. 25 20,460
3.25%, 02/05/50 ................. 300 216,168
3.50%, 02/14/53 ................. 515 386,694
3.95%, 08/15/59 ................. 1,005 783,255
3.84%, 03/20/60 ................. 411 317,490
3.80%, 04/06/71 ................. 100 73,649
Williams Scotsman International, Inc., 6.13%,
06/15/25
(b)
.................... 1,546 1,530,540
XPO Escrow Sub LLC, 7.50%, 11/15/27
(b)
.. 812 821,679
51,515,887
Semiconductors & Semiconductor Equipment — 0.4%
ams-OSRAM AG
(c)(j)
0.00%, 03/05/25
(n)
................ EUR 1,200 983,000
2.13%, 11/03/27 ................. 600 447,726
Analog Devices, Inc.
1.70%, 10/01/28 ................. USD 410 347,401
2.80%, 10/01/41 ................. 235 171,991
Applied Materials, Inc., 3.30%, 04/01/27 ... 1,280 1,215,410
Broadcom, Inc.
4.15%, 11/15/30 ................. 340 304,692
2.45%, 02/15/31
(b)
................ 4,002 3,152,051
4.15%, 04/15/32
(b)
................ 520 456,486
4.30%, 11/15/32 ................. 2,719 2,396,365
2.60%, 02/15/33
(b)
................ 3,347 2,512,249
3.42%, 04/15/33
(b)
................ 7,374 5,911,793
3.47%, 04/15/34
(b)
................ 4,907 3,914,473
3.14%, 11/15/35
(b)
................ 3,387 2,490,347
3.19%, 11/15/36
(b)
................ 1,986 1,426,520
4.93%, 05/15/37
(b)
................ 2,725 2,377,195
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 12,050 10,988,844
Entegris, Inc.
(b)
4.38%, 04/15/28 ................. 2,219 1,962,116
3.63%, 05/01/29 ................. 1,182 962,443
Intel Corp., 2.80%, 08/12/41 .......... 115 80,298
KLA Corp.
4.10%, 03/15/29 ................. 1,326 1,279,389
4.65%, 07/15/32 ................. 195 191,002
5.00%, 03/15/49 ................. 300 279,592
3.30%, 03/01/50 ................. 765 553,970
Lam Research Corp.
3.75%, 03/15/26 ................. 800 775,614
4.88%, 03/15/49 ................. 171 161,893
2.88%, 06/15/50 ................. 314 209,819
Marvell Technology, Inc., 2.95%, 04/15/31 .. 1,547 1,244,312
NVIDIA Corp., 3.50%, 04/01/40 ........ 790 639,749
NXP BV
4.30%, 06/18/29 ................. 1,070 991,422
3.40%, 05/01/30 ................. 600 515,738
2.50%, 05/11/31 ................. 1,415 1,114,136
2.65%, 02/15/32 ................. 590 459,020
5.00%, 01/15/33 ................. 300 281,506
3.25%, 05/11/41 ................. 100 69,206

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Qorvo, Inc., 4.38%, 10/15/29 .......... USD 2,831 $ 2,503,283
QUALCOMM, Inc.
4.30%, 05/20/47 ................. 584 502,162
4.50%, 05/20/52 ................. 200 175,153
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 3,420 2,881,517
Texas Instruments, Inc.
4.15%, 05/15/48 ................. 100 88,491
2.70%, 09/15/51 ................. 265 182,114
TSMC Arizona Corp., 4.50%, 04/22/52 .... 535 477,488
57,677,976
Software — 1.1%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 180 174,375
Autodesk, Inc.
3.50%, 06/15/27 ................. 18 16,862
2.40%, 12/15/31 ................. 1,565 1,250,159
Boxer Parent Co., Inc.
6.50%, 10/02/25
(c)
................ EUR 2,080 2,114,029
7.13%, 10/02/25
(b)
................ USD 3,913 3,805,438
9.13%, 03/01/26
(b)
................ 5,305 5,004,816
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 4,410 4,133,275
Cedacri Mergeco SpA, (EURIBOR 3 Month +
4.63%), 6.39%, 05/15/28
(a)(c)
......... EUR 865 858,486
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... USD 4,191 4,099,309
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 7,500 6,497,970
4.88%, 07/01/29 ................. 5,931 5,043,426
Cloud Software Group Holdings, Inc., 6.50%,
03/31/29
(b)
.................... 18,709 15,758,239
Condor Merger Sub, Inc., 7.38%, 02/15/30
(b)
8,148 6,551,244
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 937 876,320
6.50%, 10/15/28 ................. 1,426 1,311,590
Elastic NV, 4.13%, 07/15/29
(b)
......... 2,711 2,189,675
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 3,387 3,073,723
Gen Digital, Inc., 7.13%, 09/30/30
(b)
...... 1,803 1,771,447
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 1,048 796,454
Microsoft Corp.
3.45%, 08/08/36 ................. 538 475,960
2.53%, 06/01/50 ................. 856 563,290
2.92%, 03/17/52 ................. 2,631 1,861,434
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 3,671 2,624,949
NCR Corp.
(b)
5.75%, 09/01/27 ................. 884 845,921
5.00%, 10/01/28 ................. 1,675 1,427,995
5.13%, 04/15/29 ................. 1,664 1,391,642
Open Text Corp., 6.90%, 12/01/27
(b)
..... 6,325 6,325,000
Oracle Corp.
5.80%, 11/10/25 ................. 245 250,484
6.15%, 11/09/29 ................. 1,015 1,053,536
2.95%, 04/01/30 ................. 4,037 3,441,956
2.88%, 03/25/31 ................. 7,558 6,266,542
6.25%, 11/09/32 ................. 2,980 3,118,930
3.85%, 07/15/36 ................. 850 695,057
6.50%, 04/15/38 ................. 500 518,293
5.38%, 07/15/40 ................. 850 779,997
3.65%, 03/25/41 ................. 370 273,132
4.13%, 05/15/45 ................. 485 365,773
4.00%, 07/15/46 ................. 350 255,058
4.00%, 11/15/47 ................. 435 317,940
3.60%, 04/01/50 ................. 7,516 5,060,272
3.95%, 03/25/51 ................. 10,134 7,219,859
6.90%, 11/09/52 ................. 5,960 6,376,155
4.38%, 05/15/55 ................. 130 98,248
3.85%, 04/01/60 ................. 190 126,242
Security
Par (000)
Par (000) Value
Software (continued)
PTC, Inc., 3.63%, 02/15/25
(b)
.......... USD 860 $ 819,090
Roper Technologies, Inc., 3.65%, 09/15/23 . 350 346,266
Salesforce, Inc.
2.70%, 07/15/41 ................. 625 446,078
2.90%, 07/15/51 ................. 355 232,673
3.05%, 07/15/61 ................. 295 187,318
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
5,909 5,533,165
TeamSystem SpA, (EURIBOR 3 Month +
3.75%), 5.13%, 02/15/28
(a)(c)
......... EUR 392 396,276
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... USD 800 550,975
VMware, Inc.
4.70%, 05/15/30 ................. 960 893,006
2.20%, 08/15/31 ................. 2,715 2,060,316
Workday, Inc., 3.80%, 04/01/32 ........ 1,110 979,838
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
8,278 6,956,686
136,462,189
Specialty Retail — 0.4%
Arko Corp., 5.13%, 11/15/29
(b)
......... 1,388 1,089,858
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 234 206,014
4.75%, 03/01/30 ................. 231 193,197
5.00%, 02/15/32
(b)
................ 622 511,719
Constellation Automotive Financing plc, 4.88%,
07/15/27
(c)
.................... GBP 1,184 932,856
eG Global Finance plc
3.63%, 02/07/24
(c)
................ EUR 430 434,655
6.75%, 02/07/25
(b)
................ USD 1,781 1,554,867
6.25%, 10/30/25
(c)
................ EUR 351 328,574
8.50%, 10/30/25
(b)
................ USD 2,845 2,650,468
Goldstory SASU, 5.38%, 03/01/26
(c)
..... EUR 1,883 1,839,630
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
USD 897 759,248
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 1,793 1,463,927
Home Depot, Inc. (The)
5.95%, 04/01/41 ................. 200 217,525
4.20%, 04/01/43 ................. 125 109,373
4.50%, 12/06/48 ................. 815 739,032
3.35%, 04/15/50 ................. 710 521,159
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
711 594,771
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... 416 264,722
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 2,213 1,772,145
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 999 821,288
Lowe's Cos., Inc.
5.00%, 04/15/33 ................. 810 790,731
2.80%, 09/15/41 ................. 220 149,710
4.65%, 04/15/42 ................. 110 96,453
3.70%, 04/15/46 ................. 735 544,226
5.13%, 04/15/50 ................. 130 118,165
3.00%, 10/15/50 ................. 675 429,394
3.50%, 04/01/51 ................. 130 91,121
4.25%, 04/01/52 ................. 1,240 983,076
5.63%, 04/15/53 ................. 1,165 1,115,249
4.45%, 04/01/62 ................. 320 248,767
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 1,353 1,238,035
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 987 915,995
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 5,620 5,278,262
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 873 702,905
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 5,899 5,229,287
6.13%, 07/01/29 ................. 4,973 4,020,770
6.00%, 12/01/29 ................. 3,758 2,990,816
Staples, Inc., 7.50%, 04/15/26
(b)
........ 3,362 2,893,606
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 8,826 7,634,568

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(l)
........... USD 1,851 $ 1,600,171
54,076,335
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
2.20%, 09/11/29 ................. 1,800 1,556,199
4.50%, 02/23/36 ................. 1,075 1,066,428
3.45%, 02/09/45 ................. 225 180,846
3.85%, 08/04/46 ................. 1,100 933,970
2.65%, 05/11/50 ................. 990 654,988
2.65%, 02/08/51 ................. 1,460 962,837
2.70%, 08/05/51 ................. 370 243,919
3.95%, 08/08/52 ................. 1,110 943,163
Dell International LLC, 6.02%, 06/15/26 ... 875 892,636
HP, Inc.
2.20%, 06/17/25 ................. 1,250 1,167,832
1.45%, 06/17/26 ................. 2,170 1,900,925
3.00%, 06/17/27 ................. 500 456,371
10,960,114
Textiles, Apparel & Luxury Goods — 0.0%
BK LC Lux Finco1 SARL, 5.25%, 04/30/29
(c)
EUR 381 350,732
Crocs, Inc.
(b)
4.25%, 03/15/29 ................. USD 317 268,531
4.13%, 08/15/31 ................. 809 659,294
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(c)(e)(j)(m)
............ EUR 1,300 1,184,136
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
... USD 747 609,634
William Carter Co. (The), 5.63%, 03/15/27
(b)
. 2,360 2,263,758
5,336,085
Thrifts & Mortgage Finance — 0.2%
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 1,565 1,535,828
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 1,307 903,778
Jerrold Finco plc, 5.25%, 01/15/27
(c)
..... GBP 400 399,437
Ladder Capital Finance Holdings LLLP
(b)
4.25%, 02/01/27 ................. USD 2,155 1,810,263
4.75%, 06/15/29 ................. 1,068 862,260
MGIC Investment Corp., 5.25%, 08/15/28 .. 1,182 1,089,905
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 ................. 2,262 2,024,490
5.13%, 12/15/30 ................. 670 517,466
5.75%, 11/15/31 ................. 1,240 964,100
Nationwide Building Society
(a)(c)(k)
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 5.39%), 5.88% ... GBP 3,534 4,026,764
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 5.63%), 5.75% ... 2,650 2,866,802
Nykredit Realkredit A/S, (EUR Swap Annual 5
Year + 4.57%), 4.13%
(a)(c)(k)
.......... EUR 1,200 1,169,633
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. USD 4,826 4,136,666
22,307,392
Tobacco — 0.0%
Altria Group, Inc.
5.80%, 02/14/39 ................. 200 184,413
5.95%, 02/14/49 ................. 1,142 1,015,502
3.70%, 02/04/51 ................. 385 241,134
BAT Capital Corp.
3.46%, 09/06/29 ................. 1,350 1,160,156
4.39%, 08/15/37 ................. 1,775 1,380,065
3.73%, 09/25/40 ................. 420 285,189
4.54%, 08/15/47 ................. 488 344,808
4.76%, 09/06/49 ................. 165 119,504
Philip Morris International, Inc.
5.63%, 11/17/29 ................. 600 608,687
Security
Par (000)
Par (000) Value
Tobacco (continued)
5.75%, 11/17/32 ................. USD 235 $ 239,565
5,579,023
Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.38%, 07/01/25 ................. 1,400 1,324,149
2.88%, 01/15/26 ................. 3,485 3,224,516
1.88%, 08/15/26 ................. 1,880 1,632,850
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
1,835 1,554,541
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
1,313 1,091,092
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 1,729 1,625,613
9.75%, 08/01/27 ................. 308 308,770
5.50%, 05/01/28 ................. 2,086 1,779,587
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 729 545,805
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 326 277,683
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 863 804,963
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 5,370 4,659,085
United Rentals North America, Inc.
5.50%, 05/15/27 ................. 943 930,930
6.00%, 12/15/29
(b)
................ 11,860 11,785,875
5.25%, 01/15/30 ................. 6 5,637
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 2,308 2,336,878
7.25%, 06/15/28 ................. 3,729 3,777,380
37,665,354
Transportation Infrastructure — 0.0%
(c)
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(k)
. EUR 600 542,076
Getlink SE, 3.50%, 10/30/25 .......... 677 702,954
1,245,030
Water Utilities — 0.0%
Thames Water Kemble Finance plc, 4.63%,
05/19/26
(c)
.................... GBP 1,089 1,109,927
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV
3.63%, 04/22/29 ................. USD 1,300 1,178,369
4.38%, 04/22/49 ................. 550 469,760
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 12,302 11,400,996
Globe Telecom, Inc., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.53%), 4.20%
(a)(c)(k)
.............. 1,770 1,578,397
Kenbourne Invest SA, 4.70%, 01/22/28
(c)
.. 1,495 1,164,044
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(l)
........ 1,826 538,512
Millicom International Cellular SA
(b)
5.13%, 01/15/28 ................. 1,719 1,595,232
4.50%, 04/27/31 ................. 1,727 1,449,924
Rogers Communications, Inc.
3.80%, 03/15/32
(b)
................ 775 668,789
4.30%, 02/15/48 ................. 347 261,535
4.35%, 05/01/49 ................. 351 268,356
3.70%, 11/15/49 ................. 270 182,856
4.55%, 03/15/52
(b)
................ 1,633 1,266,042
SoftBank Group Corp.
(c)
(USD Swap Rate 5 Year + 4.23%), 6.00%
(a)
(k)
......................... 600 569,880
2.13%, 07/06/24 ................. EUR 1,370 1,374,859
4.50%, 04/20/25 ................. 200 201,434
4.75%, 07/30/25 ................. 1,783 1,784,553
Sprint Corp., 7.63%, 03/01/26 ......... USD 2,839 2,987,497

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Telefonica Europe BV
(a)(c)(k)
(EUR Swap Annual 8 Year + 2.97%), 3.88% EUR 800 $ 775,006
(EUR Swap Annual 6 Year + 4.32%), 7.13% 1,000 1,091,859
T-Mobile USA, Inc.
2.25%, 02/15/26 ................. USD 1,615 1,469,070
2.05%, 02/15/28 ................. 1,200 1,030,599
2.55%, 02/15/31 ................. 525 428,883
3.50%, 04/15/31 ................. 827 714,362
2.70%, 03/15/32 ................. 249 201,178
4.38%, 04/15/40 ................. 475 405,365
3.00%, 02/15/41 ................. 880 620,949
4.50%, 04/15/50 ................. 109 89,613
3.30%, 02/15/51 ................. 925 617,292
3.40%, 10/15/52 ................. 200 134,390
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(c)
................ GBP 900 845,452
4.25%, 01/31/31
(b)
................ USD 493 399,091
4.50%, 07/15/31
(c)
................ GBP 1,204 1,106,383
4.75%, 07/15/31
(b)
................ USD 5,358 4,352,571
Vodafone Group plc
6.15%, 02/27/37 ................. 100 101,311
5.25%, 05/30/48 ................. 722 635,887
(EUR Swap Annual 5 Year + 3.43%),
4.20%, 10/03/78
(a)(c)
............. EUR 732 709,130
(GBP Swap 5 Year + 3.27%), 4.88%,
10/03/78
(a)(c)
.................. GBP 1,925 2,175,419
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79
(a)
................... USD 13,795 13,869,907
(EUR Swap Annual 5 Year + 3.00%),
2.63%, 08/27/80
(a)(c)
............. EUR 400 375,368
Series NC10, (EUR Swap Annual 5 Year +
3.48%), 3.00%, 08/27/80
(a)(c)
....... 400 340,934
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81
(a)
.............. USD 7,145 5,965,361
67,396,415
Total Corporate Bonds — 30.8%
(Cost: $4,592,557,703) ........................... 4,017,765,211
Equity-Linked Notes
Aerospace & Defense — 0.1%
BMO Capital Markets Corp. (Raytheon
Technologies Corp.), 24.15%, 01/11/23 .. 35 3,438,529
JPMorgan Structured Products BV (Airbus SE),
22.91%, 01/26/23 ................ EUR 25 2,998,822
JPMorgan Structured Products BV (BAE
Systems plc), 22.10%, 01/26/23 ....... GBP 244 2,436,088
Royal Bank of Canada (Lockheed Martin
Corp.), 11.11%, 02/23/23
(b)
.......... USD 2 778,030
9,651,469
Air Freight & Logistics — 0.1%
Royal Bank of Canada (United Parcel Service,
Inc.), 13.31%, 02/01/23
(b)
........... 36 6,292,685
Airlines — 0.1%
JPMorgan Structured Products BV (Delta Air
Lines, Inc.), 14.51%, 01/17/23 ........ 162 5,341,937
Societe Generale SA (Southwest Airlines Co.),
15.19%, 01/26/23 ................ 152 5,119,559
10,461,496
Auto Components — 0.0%
BNP Paribas SA (Lear Corp.),
23.16%, 02/23/23
(b)
............... 28 3,421,175
Security
Par (000)
Par (000) Value
Automobiles — 0.1%
Citigroup, Inc. (General Motors Co.),
17.57%, 01/19/23 ................ USD 86 $ 2,933,783
Mizuho Financial Group, Inc. (Tesla, Inc.),
32.10%, 01/26/23 ................ 30 3,800,979
UBS AG (Ford Motor Co.), 23.30%, 02/03/23 652 7,655,359
14,390,121
Banks — 0.2%
Bank of Montreal (Comerica, Inc.),
20.88%, 01/17/23 ................ 15 1,006,220
Bank of Montreal (Wells Fargo & Co.),
13.03%, 01/17/23 ................ 116 4,829,073
Barclays Bank plc (KeyCorp.),
14.62%, 01/20/23 ................ 251 4,386,004
Citigroup, Inc. (First Citizens BancShares, Inc.),
20.52%, 01/06/23 ................ 3 2,206,129
JPMorgan Structured Products BV (Citizens
Financial Group, Inc.), 14.51%, 01/17/23
(b)(c)
62 2,449,244
Merrill Lynch International & Co. (Citigroup,
Inc.), 22.02%, 02/23/23 ............. 97 4,356,535
Mizuho Financial Group, Inc. (Truist Financial
Corp.), 12.66%, 01/19/23 ........... 94 4,070,600
UBS AG (JPMorgan Chase & Co.),
14.40%, 01/17/23 ................ 63 8,495,138
31,798,943
Beverages — 0.1%
UBS AG (Coca-Cola Co. (The)),
6.60%, 02/10/23 ................. 213 13,519,801
Capital Markets — 0.3%
BNP Paribas SA (LPL Financial Holdings, Inc.),
12.17%, 02/03/23
(b)
............... 25 5,464,020
Citigroup, Inc. (Blackstone, Inc.),
13.97%, 01/18/23 ................ 121 9,055,718
Citigroup, Inc. (Invesco Ltd.), 16.54%, 01/19/23 57 1,035,245
Merrill Lynch International & Co. (Netwealth
Group Ltd), 29.02%, 02/16/23 ........ 132 1,700,339
Royal Bank of Canada (Nasdaq, Inc.),
10.89%, 01/26/23
(b)
............... 98 6,034,932
Societe Generale SA (Goldman Sachs Group,
Inc. (The)), 14.55%, 01/18/23 ........ 18 6,234,490
Societe Generale SA (Morgan Stanley),
12.61%, 01/18/23 ................ 76 6,492,036
36,016,780
Chemicals — 0.1%
BNP Paribas SA (Mosaic Co. (The)),
19.64%, 02/23/23
(b)
............... 121 5,362,992
Societe Generale SA (CF Industries Holdings,
Inc.), 21.28%, 02/15/23 ............. 52 4,599,509
UBS AG (PPG Industries, Inc.),
17.90%, 01/23/23 ................ 15 1,873,859
11,836,360
Commercial Services & Supplies — 0.1%
(b)
BNP Paribas SA (Republic Services, Inc.),
8.01%, 02/10/23 ................. 16 2,082,159
Royal Bank of Canada (Downer EDI Ltd),
14.39%, 01/27/23 ................ 130 6,554,798
8,636,957
Communications Equipment — 0.0%
BNP Paribas SA (Cisco Systems, Inc.),
17.73%, 02/23/23
(b)
............... 86 4,084,413
Citigroup, Inc. (Telefonaktiebolaget LM
Ericsson), 16.13%, 01/06/23 ......... 91 526,829
4,611,242

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Construction Materials — 0.0%
Barclays Bank plc (Vulcan Materials Co.),
13.09%, 02/16/23 ................ USD 12 $ 2,112,573
Consumer Finance — 0.1%
Citigroup, Inc. (American Express Co.),
18.35%, 01/25/23 ................ 48 7,217,748
Royal Bank of Canada (Discover Financial
Services), 18.84%, 01/20/23
(b)
........ 42 4,103,431
Royal Bank of Canada (Synchrony Financial),
20.92%, 01/27/23
(b)
............... 92 3,070,076
UBS AG (Capital One Financial Corp.),
20.80%, 01/23/23 ................ 17 1,591,908
15,983,163
Containers & Packaging — 0.1%
JPMorgan Structured Products BV (Graphic
Packaging Holding Co.), 16.25%, 02/01/23 249 5,560,674
JPMorgan Structured Products BV (Sealed Air
Corp.), 19.48%, 01/17/23
(b)(c)
......... 68 3,385,553
8,946,227
Distributors — 0.0%
BNP Paribas SA (Genuine Parts Co.),
11.56%, 02/17/23
(b)
............... 12 2,075,082
Diversified Financial Services — 0.2%
Barclays Bank plc (Equitable Holdings, Inc.),
23.03%, 02/16/23 ................ 90 2,574,560
BNP Paribas SA (SPDR S&P 500 ETF Trust),
12.22%, 01/25/23
(b)
............... 28 10,707,232
Citigroup, Inc. (SPDR S&P 500 ETF Trust),
8.25%, 01/04/23 ................. 28 10,639,929
Societe Generale SA (Apollo Global
Management Inc.), 27.26%, 02/06/23 ... 55 3,539,401
27,461,122
Diversified Telecommunication Services — 0.1%
Mizuho Financial Group, Inc. (Verizon
Communications, Inc.), 19.70%, 01/17/23 80 3,103,178
Royal Bank of Canada (TELUS Corp.),
17.71%, 01/26/23 ................ 412 7,549,849
Societe Generale SA (TELUS Corp.),
17.21%, 01/26/23 ................ 110 2,015,433
UBS AG (TELUS Corp.), 22.60%, 02/06/23 . 104 1,925,257
14,593,717
Electric Utilities — 0.2%
Barclays Bank plc (American Electric Power
Co., Inc.), 18.35%, 02/23/23 ......... 23 2,156,772
BNP Paribas SA (NextEra Energy, Inc.),
12.41%, 01/24/23
(b)
............... 96 8,042,209
Merrill Lynch International & Co. (Edison
International), 24.23%, 01/11/23 ....... 32 1,959,255
Societe Generale SA (American Electric Power
Co., Inc.), 7.61%, 01/18/23 .......... 120 11,291,967
UBS AG (Exelon Corp.), 15.40%, 02/06/23 .. 41 1,750,265
25,200,468
Electrical Equipment — 0.1%
Societe Generale SA (Eaton Corp. plc),
9.20%, 01/18/23 ................. 67 10,539,717
Electronic Equipment, Instruments & Components — 0.0%
Royal Bank of Canada (Corning, Inc.),
12.65%, 01/26/23
(b)
............... 131 4,227,236
Energy Equipment & Services — 0.0%
Mizuho Financial Group, Inc. (Schlumberger
Ltd), 12.75%, 01/23/23 ............. 105 5,574,276
Security
Par (000)
Par (000) Value
Entertainment — 0.1%
BNP Paribas SA (Walt Disney Co. (The)),
13.06%, 02/09/23
(b)
............... USD 58 $ 5,120,407
Mizuho Financial Group, Inc. (Netflix, Inc.),
25.70%, 01/19/23 ................ 27 7,913,158
13,033,565
Equity Real Estate Investment Trusts (REITs) — 0.1%
Barclays Bank plc (SL Green Realty Corp.),
32.48%, 02/16/23 ................ 24 797,942
BNP Paribas SA (Host Hotels & Resorts, Inc.),
13.51%, 02/16/23
(b)
............... 151 2,472,718
BNP Paribas SA (Public Storage),
15.14%, 02/23/23
(b)
............... 13 3,763,286
Royal Bank of Canada (Prologis, Inc.),
17.19%, 01/20/23
(b)
............... 77 8,754,213
Societe Generale SA (Prologis, Inc.),
16.62%, 01/19/23 ................ 15 1,724,439
17,512,598
Food & Staples Retailing — 0.2%
BNP Paribas SA (Walmart, Inc.)
14.05%, 02/02/23
(b)
............... 6 903,736
9.23%, 02/22/23
(b)
................ 93 13,267,601
Mizuho Financial Group, Inc. (Tesco plc),
11.70%, 01/27/23 ................ 25 5,547,109
Societe Generale SA (Walmart, Inc.),
9.93%, 01/18/23 ................. 73 10,444,523
30,162,969
Food Products — 0.2%
Mizuho Financial Group, Inc. (Hershey Co.
(The)), 7.11%, 02/03/23 ............ 19 4,466,197
Royal Bank of Canada (Archer-Daniels-Midland
Co.), 13.75%, 01/24/23
(b)
............ 119 11,027,375
Societe Generale SA (Mondelez International,
Inc.), 10.06%, 01/27/23 ............. 52 3,474,111
UBS AG (Kraft Heinz Co. (The)),
12.10%, 02/06/23 ................ 104 4,213,107
UBS AG (Mondelez International, Inc.),
12.90%, 02/16/23 ................ 18 1,176,064
24,356,854
Gas Utilities — 0.1%
Citigroup, Inc. (APA Group), 19.43%, 01/06/23 172 8,050,168
Health Care Equipment & Supplies — 0.1%
Citigroup, Inc. (Zimmer Biomet Holdings, Inc.),
16.77%, 01/19/23 ................ 33 3,859,703
Royal Bank of Canada (Koninklijke Philips NV),
27.66%, 02/09/23
(b)
............... EUR 86 1,261,445
Toronto-Dominion Bank (The) (Medtronic plc),
18.75%, 01/19/23 ................ USD 57 4,436,784
9,557,932
Health Care Providers & Services — 0.7%
BNP Paribas SA (Cigna Corp.),
12.94%, 01/06/23
(b)
............... 33 11,061,910
BNP Paribas SA (CVS Health Corp.),
11.25%, 01/06/23
(b)
............... 110 10,260,730
BNP Paribas SA (Elevance Health, Inc.),
11.64%, 01/26/23
(b)
............... 17 8,570,589
BNP Paribas SA (Humana, Inc.),
13.34%, 01/06/23
(b)
............... 19 9,753,646
BNP Paribas SA (McKesson Corp.),
11.88%, 01/06/23
(b)
............... 27 10,169,339
BNP Paribas SA (UnitedHealth Group, Inc.),
11.01%, 01/06/23
(b)
............... 20 10,486,989
Citigroup, Inc. (UnitedHealth Group, Inc.),
13.43%, 01/19/23 ................ 16 8,378,052

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
JPMorgan Structured Products BV (CVS Health
Corp.), 12.94%, 02/09/23 ........... USD 17 $ 1,604,540
Merrill Lynch International & Co. (Cardinal
Health, Inc.), 25.03%, 02/16/23 ....... 41 3,212,506
Societe Generale SA (Cigna Corp.),
15.10%, 02/06/23 ................ 10 3,265,680
Societe Generale SA (Elevance Health, Inc.),
14.13%, 01/26/23 ................ 3 1,710,741
Societe Generale SA (Humana, Inc.),
19.75%, 02/02/23 ................ 4 2,287,993
Societe Generale SA (Laboratory Corp. of
America Holdings), 18.56%, 02/06/23 ... 19 4,398,956
Toronto-Dominion Bank (The) (Elevance
Health, Inc.), 18.14%, 01/19/23 ....... 5 2,614,987
87,776,658
Hotels, Restaurants & Leisure — 0.2%
BNP Paribas SA (Expedia Group, Inc.),
17.48%, 02/10/23
(b)
............... 28 2,512,008
Mizuho Financial Group, Inc. (Marriott
International, Inc.), 14.46%, 02/14/23 ... 27 4,107,354
Royal Bank of Canada (Hilton Worldwide
Holdings, Inc.), 11.80%, 02/14/23
(b)
..... 64 8,232,905
Royal Bank of Canada (McDonald's Corp.),
5.47%, 01/25/23
(b)
................ 43 11,261,186
26,113,453
Household Products — 0.2%
Barclays Bank plc (Kimberly-Clark Corp.),
15.13%, 02/02/23 ................ 8 1,019,560
BNP Paribas SA (Procter & Gamble Co. (The)),
7.80%, 01/19/23
(b)
................ 97 14,311,457
JPMorgan Structured Products BV (Kimberly-
Clark Corp.), 5.13%, 01/25/23 ........ 48 6,513,833
21,844,850
Insurance — 0.3%
Barclays Bank plc (Marsh & McLennan Cos.,
Inc..), 9.31%, 01/27/23 ............. 45 7,456,518
BNP Paribas SA (Willis Towers Watson plc),
15.93%, 02/02/23
(b)
............... 16 3,939,546
Citigroup, Inc. (Progressive Corp. (The)),
13.05%, 01/26/23 ................ 44 5,701,323
Mizuho Financial Group, Inc. (Allstate Corp.
(The)), 11.76%, 01/24/23 ........... 33 4,492,981
Mizuho Financial Group, Inc. (Fidelity National
Financial, Inc.), 20.86%, 01/23/23 ...... 86 3,397,094
Mizuho Financial Group, Inc. (MetLife, Inc.),
9.61%, 02/02/23 ................. 57 4,157,943
Societe Generale SA (MetLife, Inc.),
12.82%, 02/02/23 ................ 23 1,658,367
Societe Generale SA (Travelers Cos., Inc.
(The)), 12.19%, 01/20/23 ........... 9 1,739,287
UBS AG (American International Group, Inc.),
16.30%, 01/23/23 ................ 66 4,115,702
36,658,761
Interactive Media & Services — 0.1%
Societe Generale SA (Alphabet, Inc.),
13.81%, 02/01/23 ................ 121 10,779,904
Internet & Direct Marketing Retail — 0.1%
BMO Capital Markets Corp. (Amazon.com,
Inc.), 15.37%, 01/26/23 ............. 122 10,328,063
BNP Paribas SA (Amazon.com, Inc.),
19.38%, 02/03/23
(b)
............... 56 4,816,469
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail (continued)
Societe Generale SA (Amazon.com, Inc.),
22.40%, 02/03/23 ................ USD 30 $ 2,555,162
17,699,694
IT Services — 0.3%
Barclays Bank plc (SS&C Technologies
Holdings, Inc.), 23.50%, 01/11/23 ...... 61 3,191,195
BMO Capital Markets Corp. (Mastercard, Inc.),
13.26%, 01/26/23 ................ 31 10,949,093
BNP Paribas SA (Cognizant Technology
Solutions Corp.), 19.84%, 02/23/23
(b)
... 95 5,341,032
BNP Paribas SA (Fiserv, Inc.),
11.57%, 02/08/23
(b)
............... 53 5,386,697
JPMorgan Structured Products BV (Fidelity
National Information Services, Inc.),
22.88%, 01/11/23
(b)(c)
.............. 52 3,415,270
JPMorgan Structured Products BV (Fiserv,
Inc.), 12.34%, 02/08/23 ............. 17 1,706,800
Mizuho Financial Group, Inc. (Global
Payments, Inc.), 16.31%, 02/10/23 ..... 21 2,073,817
Mizuho Financial Group, Inc. (PayPal Holdings,
Inc.), 22.06%, 02/01/23 ............. 62 4,518,634
36,582,538
Life Sciences Tools & Services — 0.1%
Societe Generale SA (Agilent Technologies,
Inc.), 15.10%, 02/23/23 ............. 16 2,377,427
Societe Generale SA (Danaher Corp.),
18.91%, 01/27/23 ................ 42 10,997,344
Societe Generale SA (Thermo Fisher Scientific,
Inc.), 15.02%, 02/02/23 ............. 8 4,172,446
17,547,217
Machinery — 0.8%
BNP Paribas SA (Spirax-Sarco Engineering plc)
8.01%, 01/13/23
(b)
................ 3 10,888,576
10.86%, 11/13/23
(b)
............... 3 10,891,803
Citigroup, Inc. (Spirax-Sarco Engineering plc)
8.91%, 01/13/23 ................. 3 10,599,009
9.35%, 01/31/23 ................. 3 10,633,092
Mizuho Financial Group, Inc. (Caterpillar, Inc.),
15.11%, 01/27/23 ................ 35 8,328,326
Royal Bank of Canada (Spirax-Sarco
Engineering plc)
10.87%, 02/07/23
(b)
............... 2 7,952,008
11.06%, 02/14/23
(b)
............... 2 7,945,773
10.81%, 02/22/23
(b)
............... 2 8,098,174
Societe Generale SA (Deere & Co.),
18.63%, 02/17/23 ................ 9 4,080,256
Societe Generale SA (Spirax-Sarco
Engineering plc)
9.63%, 01/13/23 ................. 3 10,544,319
9.89%, 01/25/23 ................. 3 10,573,665
100,535,001
Media — 0.1%
JPMorgan Structured Products BV (Publicis
Groupe SA), 14.33%, 01/09/23 ....... EUR 19 1,186,609
Royal Bank of Canada (Comcast Corp.),
15.95%, 01/24/23
(b)
............... USD 316 11,002,114
Societe Generale SA (Comcast Corp.),
26.74%, 01/06/23 ................ 113 3,723,493
15,912,216

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Metals & Mining — 0.2%
Barclays Bank plc (Alcoa Corp.),
34.04%, 01/19/23 ................ USD 92 $ 4,232,244
Citigroup, Inc. (Freeport-McMoRan, Inc.),
19.47%, 01/06/23 ................ 259 9,481,641
JPMorgan Structured Products BV (Perseus
Mining Ltd), 21.33%, 01/26/23 ........ GBP 219 2,721,485
Mizuho Financial Group, Inc. (Perseus Mining
Ltd), 20.05%, 01/17/23 ............. USD 6 572,395
Royal Bank of Canada (Nucor Corp.),
19.70%, 01/30/23
(b)
............... 44 5,878,612
22,886,377
Multiline Retail — 0.1%
JPMorgan Structured Products BV (Macy's,
Inc.), 22.64%, 02/22/23 ............. 294 6,253,132
Societe Generale SA (Target Corp.),
20.20%, 03/02/23 ................ 25 3,823,757
UBS AG (Dollar General Corp.),
16.10%, 01/23/23 ................ 7 1,790,400
11,867,289
Multi-Utilities — 0.0%
Citigroup, Inc. (Public Service Enterprise
Group, Inc.), 18.30%, 01/19/23 ....... 42 2,457,222
Oil, Gas & Consumable Fuels — 0.5%
Barclays Bank plc (Pioneer Natural Resources
Co.), 27.36%, 01/06/23 ............. 43 9,780,488
BNP Paribas SA (ConocoPhillips),
23.25%, 02/23/23
(b)
............... 11 1,329,724
BNP Paribas SA (Occidental Petroleum Corp.),
18.60%, 01/06/23
(b)
............... 113 7,128,326
BNP Paribas SA (Williams Cos., Inc. (The)),
23.02%, 02/02/23
(b)
............... 44 1,462,565
JPMorgan Structured Products BV (BP plc),
20.50%, 01/26/23 ................ GBP 1,061 6,151,811
JPMorgan Structured Products BV (Shell plc),
17.90%, 01/09/23 ................ 75 2,112,406
Societe Generale SA (Chevron Corp.),
14.01%, 01/27/23 ................ USD 32 5,695,654
Societe Generale SA (Devon Energy Corp.),
22.32%, 01/18/23 ................ 158 9,832,413
Societe Generale SA (Diamondback Energy,
Inc.), 14.08%, 02/23/23 ............. 41 5,528,547
Societe Generale SA (EQT Corp.),
26.52%, 01/06/23 ................ 71 2,423,015
Societe Generale SA (Exxon Mobil Corp.),
8.94%, 02/01/23 ................. 52 5,708,562
Societe Generale SA (Hess Corp.),
33.84%, 02/02/23 ................ 12 1,639,228
UBS AG (Chevron Corp.), 11.30%, 01/27/23 . 10 1,720,403
60,513,142
Personal Products — 0.0%
Mizuho Financial Group, Inc. (Unilever plc),
11.55%, 01/23/23 ................ 73 3,640,513
Pharmaceuticals — 0.3%
BNP Paribas SA (Novo Nordisk A/S),
19.73%, 02/02/23
(b)
............... 11 1,370,453
Citigroup, Inc. (Eli Lilly & Co.),
28.60%, 01/06/23 ................ 2 878,899
HSBC Bank plc (AstraZeneca plc),
17.91%, 01/26/23 ................ GBP 41 5,442,346
Mizuho Financial Group, Inc. (Eli Lilly & Co.),
12.40%, 02/01/23 ................ USD 30 10,903,927
Royal Bank of Canada (Bayer AG),
24.39%, 02/09/23
(b)
............... EUR 74 3,934,434
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Royal Bank of Canada (Merck KGaA),
12.43%, 02/23/23
(b)
............... USD 8 $ 854,009
Royal Bank of Canada (Sanofi),
23.21%, 02/09/23
(b)
............... EUR 49 4,711,228
UBS AG (Jazz Pharmaceuticals plc),
10.70%, 01/26/23 ................ USD 36 5,660,427
UBS AG (Merck KGaA), 14.90%, 02/01/23 .. 99 11,060,820
44,816,543
Professional Services — 0.0%
Merrill Lynch International & Co. (Leidos
Holdings, Inc.), 22.17%, 01/11/23 ...... 20 2,132,827
Real Estate Management & Development — 0.0%
UBS AG (Sirius Real Estate Ltd),
14.80%, 01/23/23 ................ 11 1,651,690
Road & Rail — 0.2%
Barclays Bank plc (Old Dominion Freight Line,
Inc.), 14.25%, 01/25/23 ............. 28 8,084,313
BNP Paribas SA (Union Pacific Corp.),
12.34%, 01/20/23
(b)
............... 26 5,410,927
Societe Generale SA (CSX Corp.),
15.26%, 01/20/23 ................ 260 8,090,179
21,585,419
Semiconductors & Semiconductor Equipment — 0.1%
Citigroup, Inc. (Broadcom, Inc.),
17.13%, 01/19/23 ................ 4 1,979,930
Royal Bank of Canada (KLA Corp.),
13.11%, 01/25/23
(b)
............... 22 8,170,123
Societe Generale SA (Analog Devices, Inc.),
17.42%, 02/16/23 ................ 25 4,149,758
14,299,811
Software — 0.4%
Barclays Bank plc (Cadence Design Systems,
Inc.), 20.31%, 02/23/23 ............. 26 4,248,468
BNP Paribas SA (Fortinet, Inc.),
16.19%, 02/06/23
(b)
............... 110 5,372,406
Citigroup, Inc. (Microsoft Corp.),
16.91%, 01/25/23 ................ 87 21,094,077
JPMorgan Structured Products BV (Paycom
Software, Inc.), 15.13%, 02/08/23
(b)(c)
... 8 2,551,207
Societe Generale SA (Microsoft Corp.),
18.68%, 01/06/23 ................ 12 2,729,082
Societe Generale SA (Palo Alto Networks, Inc.),
12.22%, 01/18/23 ................ 66 9,217,322
UBS AG (ServiceNow, Inc.), 13.60%, 01/25/23 21 8,178,388
53,390,950
Specialty Retail — 0.3%
Mizuho Financial Group, Inc. (Ross Stores,
Inc.), 16.15%, 01/17/23 ............. 23 2,464,524
Mizuho Financial Group, Inc. (Ulta Beauty,
Inc.), 12.20%, 01/26/23 ............. 11 5,396,852
Societe Generale SA (Home Depot, Inc. (The)),
14.71%, 01/18/23 ................ 35 11,139,499
Societe Generale SA (O'Reilly Automotive,
Inc.), 10.57%, 02/09/23 ............. 6 5,359,721
UBS AG (O'Reilly Automotive, Inc.),
10.50%, 02/03/23 ................ 11 8,932,618
33,293,214
Technology Hardware, Storage & Peripherals — 0.3%
Barclays Bank plc (Apple, Inc.)
7.98%, 01/26/23 ................. 154 20,131,180
13.10%, 02/15/23 ................ 154 20,278,416

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
Barclays Bank plc (Samsung Electronics Co.
Ltd.), 14.48%, 02/09/23 ............ USD 1 $ 555,026
40,964,622
Textiles, Apparel & Luxury Goods — 0.0%
UBS AG (Ralph Lauren Corp.),
30.80%, 02/16/23 ................ 24 2,478,959
Tobacco — 0.2%
Barclays Bank plc (Philip Morris International,
Inc.), 13.36%, 02/10/23 ............. 133 13,605,468
Mizuho Financial Group, Inc. (Altria Group,
Inc.), 21.90%, 02/16/23 ............. 56 2,613,632
Royal Bank of Canada (British American
Tobacco plc), 22.52%, 02/09/23
(b)
...... GBP 49 1,963,809
UBS AG (Altria Group, Inc.), 27.60%, 01/25/23 USD 186 8,656,140
26,839,049
Trading Companies & Distributors — 0.2%
Mizuho Financial Group, Inc. (United Rentals,
Inc.), 13.50%, 01/26/23 ............. 30 10,880,037
Royal Bank of Canada (United Rentals, Inc.),
10.80%, 01/25/23
(b)
............... 24 8,451,501
19,331,538
Transportation Infrastructure — 0.1%
JPMorgan Structured Products BV (SIA
Engineering Co. Ltd.), 20.28%, 01/26/23 . EUR 10 1,370,493
Mizuho Financial Group, Inc. (Aeroports de
Paris), 10.16%, 01/26/23 ............ USD 21 5,105,417
UBS AG (Aeroports de Paris),
12.60%, 01/26/23 ................ 34 8,051,899
14,527,809
Wireless Telecommunication Services — 0.0%
(b)
Royal Bank of Canada (Rogers
Communications, Inc.), 19.30%, 02/23/23 CAD 60 2,730,342
Royal Bank of Canada (Vodafone Group plc),
32.87%, 01/09/23 ................ GBP 2,508 2,579,497
5,309,839
Total Equity-Linked Notes — 8.6%
(Cost: $1,155,024,502) ........................... 1,123,461,801
Floating Rate Loan Interests
Aerospace & Defense — 0.1%
(a)
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
8.98%
,
 05/25/28 ................. USD 2,652 2,221,902
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
8.98%
,
 05/25/28 ................. 539 451,913
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (LIBOR USD 6 Month + 3.75%),
7.06%
,
 08/03/29 ................. 603 585,383
Dynasty Acquisition Co., Inc., Term Loan B1,
(1 Month CME Term SOFR + 3.50%),
7.92%
,
 04/06/26 ................. 2,387 2,270,740
Dynasty Acquisition Co., Inc., Term Loan B2,
(1 Month CME Term SOFR + 3.50%),
7.92%
,
 04/06/26 ................. 1,283 1,220,609
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 8.13%
,
 02/01/28 2,600 2,534,097
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 12.09%
,
 02/01/29 1,118 1,060,305
TransDigm, Inc., Term Loan F, (LIBOR USD 3
Month + 2.25%), 6.98%
,
 12/09/25 ..... 1,959 1,932,259
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
TransDigm, Inc., Term Loan H, (3 Month CME
Term SOFR + 3.25%), 7.57%
,
 02/22/27 .. USD 939 $ 934,540
13,211,748
Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 8.99%
,
 04/20/28 2,258 2,245,672
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 8.13%
,
 08/11/28 .......... 2,299 2,267,435
American Airlines, Inc., Term Loan
(LIBOR USD 1 Month + 1.75%),
6.14%, 06/27/25 ............... 1,810 1,736,478
(LIBOR USD 1 Month + 1.75%),
6.14%, 01/29/27 ............... 818 774,552
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 1
Month + 3.00%), 7.35%
,
 12/11/26 ...... 1,003 909,478
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 10.00%
,
 06/21/27 2,965 3,046,217
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 8.11%
,
 04/21/28 . 2,478 2,441,901
13,421,733
Auto Components — 0.0%
(a)
Adient US LLC, Term Loan B1, (LIBOR USD 1
Month + 3.25%), 7.63%
,
 04/10/28 ..... 922 910,721
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.63%
,
 04/30/26 4,014 3,924,883
4,835,604
Automobiles — 0.0%
Dealer Tire Financial, LLC, Term Loan B2,
(3 Month CME Term SOFR + 4.50%),
8.82%
,
 12/14/27
(a)
................ 1,935 1,906,456
Banks — 0.1%
CML Hyatt Lost Pines, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00% -
13.93%
,
 01/01/28
(a)(g)
.............. 10,600 10,358,181
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan,
(3 Month CME Term SOFR + 3.25%),
7.93%
,
 01/24/29 ................. 5,347 4,768,913
Naked Juice LLC, 2nd Lien Term Loan,
(3 Month CME Term SOFR + 6.00%),
10.68%
,
 01/24/30 ................ 1,845 1,451,203
6,220,116
Building Products — 0.0%
(a)
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
7.57%
,
 04/12/28 ................. 342 305,788
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25% -
7.88%
,
 11/23/27 ................. 1,848 1,613,252
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
7.88%
,
 10/02/28 ................. 811 720,375
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(o)
............. 145 128,882
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 6.63%
,
 07/28/28 ..... 1,313 1,221,900
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.25%), 7.98%
,
 12/31/26 ..... 2,032 1,929,600
5,919,797

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Capital Markets — 0.2%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
8.88%
,
 07/31/26 ................. USD 1,443 $ 1,408,855
Axalta Coating Systems Dutch Holding B BV,
Facility Term Loan B4, (3 Month CME Term
SOFR + 3.00%), 7.51%
,
 12/20/29 ..... 1,244 1,244,000
Azalea TopCo, Inc., 1st Lien Term Loan
(LIBOR USD 1 Month + 3.50%),
7.88%, 07/24/26 ............... 1,664 1,520,597
(LIBOR USD 1 Month + 3.75%),
8.13%, 07/24/26 ............... 782 716,380
Castlelake Aviation One DAC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
7.52%
,
 10/22/26 ................. 1,596 1,579,282
CML Paradise Plaza, Term Loan, (LIBOR
USD 3 Month + 0.00%), 0.00% -
13.93%
,
 01/01/28
(g)
............... 9,420 9,098,925
Focus Financial Partners LLC, Term Loan
B4, (1 Month CME Term SOFR + 2.50%),
6.82%
,
 06/30/28 ................. 1,621 1,587,327
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 7.63%
,
 04/12/24 .... 975 946,829
Ion Trading Finance Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 9.48%
,
 04/01/28 717 678,150
Mercury Borrower, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
8.25%
,
 08/02/28 ................. 2,322 2,213,123
20,993,468
Chemicals — 0.2%
(a)
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(o)
..................... 165 144,742
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 8.13%
,
 09/30/28 ..... 1,121 981,566
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
8.14%
,
 11/24/27 ................. 943 914,179
Ascend Performance Materials Operations
LLC, Term Loan, (6 Month CME Term SOFR
+ 4.75%), 8.83%
,
 08/27/26 .......... 2,545 2,390,821
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
8.48%
,
 12/29/27 ................. 860 618,115
Discovery Purchaser Corp., 1st Lien Term
Loan, (3 Month CME Term SOFR + 4.38%),
7.97%
,
 10/04/29 ................. 1,712 1,556,636
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
6.91%
,
 06/09/28 ................. 1,635 1,606,964
Element Solutions, Inc., Term Loan B1,
(1 Month CME Term SOFR + 2.00%),
6.32%
,
 01/31/26 ................. 2,203 2,196,415
Herens Holdco SARL, Facility Term Loan
B, (LIBOR USD 3 Month + 4.00%),
8.73%
,
 07/03/28 ................. 1,390 1,270,242
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
7.88%
,
 06/30/27 ................. 1,009 964,616
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
7.23%
,
 03/02/26 ................. 1,775 1,757,526
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 7.64%
,
 05/15/24 ........... 1,613 1,605,465
Security
Par (000)
Par (000) Value
Chemicals (continued)
Oxea Holding Vier GMBH, Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
7.00%
,
 10/14/24 ................. USD 1,886 $ 1,776,439
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
7.62%
,
 08/02/28 ................. 1,312 1,273,166
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 8.50%
,
 09/22/28 860 842,570
19,899,462
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan,
(1 Month CME Term SOFR + 3.75%),
8.17%
,
 05/12/28 ................. 2,906 2,755,369
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (6 Month CME Term
SOFR + 4.00%), 7.56% - 8.76%
,
 02/15/29 1,395 1,356,195
Aramark Intermediate HoldCo Corp., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
6.13%
,
 03/11/25 ................. 1,950 1,934,770
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 6.13%
,
 09/07/27 2,265 2,261,592
Covanta Holding Corp., Term Loan B, (1
Month CME Term SOFR + 2.50%),
6.82%
,
 11/30/28 ................. 1,886 1,869,830
Covanta Holding Corp., Term Loan C, (1
Month CME Term SOFR + 2.50%),
6.82%
,
 11/30/28 ................. 142 141,121
LABL, Inc., Term Loan, (LIBOR USD 1 Month +
5.00%), 9.38%
,
 10/29/28 ........... 1,355 1,282,309
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 1 Month + 4.25%),
8.63%
,
 12/15/28 ................. 1,179 979,751
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 6.50%
,
 09/23/26 ........... 1,949 1,929,886
Tempo Acquisition LLC, Term Loan B1,
(1 Month CME Term SOFR + 3.00%),
7.32%
,
 08/31/28 ................. 5,107 5,086,593
TruGreen LP, 1st Lien Term Loan, (LIBOR USD
1 Month + 4.00%), 8.38%
,
 11/02/27 .... 1,386 1,227,367
Viad Corp., Term Loan, (LIBOR USD 1 Month +
5.00%), 9.38%
,
 07/30/28
(g)
.......... 1,332 1,251,700
22,076,483
Communications Equipment — 0.0%
ViaSat, Inc., Term Loan, (1 Month CME Term
SOFR + 4.50%), 8.94%
,
 03/02/29
(a)
.... 1,807 1,754,942
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%), 7.92% -
8.61%
,
 06/21/24 ................. 2,561 2,285,908
Hilton Washington Dupont Hotel, Term Loan,
(LIBOR USD 1 Month + 0.00%), 0.00% -
13.93%
,
 04/01/24
(g)
............... 14,575 13,718,389
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 7.39%
,
 01/21/28 ........... 981 966,321
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
7.88%
,
 05/12/28 ................. 1,325 1,262,498
18,233,116

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 6.38%
,
 01/15/27 ........... USD 1,623 $ 1,607,531
New AMI I LLC, 1st Lien Term Loan, (1
Month CME Term SOFR + 6.00%),
10.32%
,
 03/08/29 ................ 1,578 1,345,244
Oscar AcquisitionCo LLC, Term Loan B,
(3 Month CME Term SOFR + 4.50%),
9.18%
,
 04/29/29 ................. 1,182 1,116,293
Standard Industries, Inc., Term Loan, (LIBOR
USD 3 Month + 2.25%), 6.43%
,
 09/22/28 1,284 1,267,289
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%), 7.41% -
7.73%
,
 05/29/26 ................. 847 816,760
6,153,117
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
8.13%
,
 12/01/27 ................. 3,503 3,396,452
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
7.37% - 7.62%
,
 04/03/24 ........... 2,500 2,437,704
Pactiv Evergreen, Inc., Term Loan B2,
(LIBOR USD 1 Month + 3.25%), 7.32% -
7.63%
,
 02/05/26 ................. 996 982,298
Tosca Services LLC, Term Loan, (1 Month CME
Term SOFR + 3.50%), 7.94%
,
 08/18/27 .. 1,218 974,702
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, (LIBOR USD 3 Month + 4.00%),
7.67% - 8.07%
,
 09/15/28 ........... 169 162,333
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 3 Month + 4.00%),
7.67%
,
 09/15/28 ................. 1,189 1,139,499
9,092,988
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.75%), 8.16%
,
 10/28/27
(a)
1,331 1,166,895
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
7.88%
,
 12/11/28 ................. 1,669 1,575,190
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
10.13%
,
 12/10/29 ................ 1,629 1,390,759
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
6.69%
,
 11/24/28 ................. 1,649 1,615,912
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 8.58%
,
 01/15/27 ........... 2,780 2,705,494
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
8.73%
,
 07/30/25 ................. 993 967,017
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 9.73%
,
 09/01/25 ..... 3,907 2,739,218
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
7.38%
,
 02/05/26 ................. 2,337 2,210,701
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
8.38%
,
 01/08/27 ................. 1,322 1,196,165
14,400,456
Security
Par (000)
Par (000) Value
Diversified Financial Services — 0.9%
(a)
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 6.69%
,
 10/30/26 .... USD 1,292 $ 1,284,342
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.50%), 7.06%
,
 04/13/28 ..... 788 778,682
CML ST Regis Aspen, Term Loan, (LIBOR USD
3 Month + 0.00%), 0.00%
,
 01/01/28
(g)
... 11,991 11,491,546
Colorado Plaza, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00% -
13.93%
,
 05/15/24
(g)(m)
.............. 7,906 3,969,883
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (1 Month CME Term SOFR + 3.75%),
8.07%
,
 04/09/27 ................. 4,530 4,222,905
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
11.13%
,
 04/07/28 ................ 1,440 1,364,400
Houston Center, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00% -
13.93%
,
 01/09/24
(g)
............... 40,436 38,803,904
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
6.63%
,
 03/24/25 ................. 2,438 2,322,180
Park Avenue Tower, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00% -
13.93%
,
 03/09/24
(g)
............... 31,329 30,749,362
Sheraton Austin, Term Loan, (LIBOR USD 3
Month + 0.00%), 0.00%
,
 01/01/28
(g)
.... 8,491 8,167,250
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
7.16%
,
 12/11/26 ................. 3,147 2,895,240
The Vinoy St. Petersburg, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00%
,
 01/01/38
(g)
11,197 10,756,198
Travelport Finance SARL, 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.00%),
9.73%
,
 05/29/26 ................. 1,302 880,203
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 2.93%),
7.24%
,
 01/31/29 ................. 646 630,324
White Cap Supply Holdings LLC, Term Loan,
(1 Month CME Term SOFR + 3.75%),
8.07%
,
 10/19/27 ................. 1,290 1,245,124
119,561,543
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan
(LIBOR USD 3 Month + 2.75%),
6.83%, 07/15/25 ............... 942 910,448
(LIBOR USD 3 Month + 2.75%),
6.83%, 01/31/26 ............... 463 444,057
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 8.65%
,
 08/14/26 .... 1,909 1,771,306
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.57%
,
 11/30/27 . 452 431,740
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 7.58%
,
 12/11/26 .... 5,664 5,590,598
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
7.88%
,
 10/02/27 ................. 1,328 1,168,404
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
8.50%
,
 05/01/28 ................. 1,341 1,276,765
Iridium Satellite LLC, Term Loan B2, (1
Month CME Term SOFR + 2.50%),
6.92%
,
 11/04/26 ................. 2,077 2,055,433

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 6.13%
,
 03/01/27 USD 1,115 $ 1,066,219
Orbcomm, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.25%), 8.63% -
8.98%
,
 09/01/28 ................. 1,176 1,001,660
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 7.63%
,
 09/25/26 .... 2,158 1,745,387
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
6.82%
,
 01/31/28 ................. 462 453,874
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
7.57%
,
 01/31/29 ................. 795 786,454
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.38%
,
 03/09/27 3,974 3,207,697
21,910,042
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
6.39%
,
 01/15/25 ................. 781 778,762
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
8.13%
,
 12/13/25 ................. 704 665,740
1,444,502
Electrical Equipment — 0.0%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
9.48%
,
 06/23/28 ................. 1,668 1,581,469
AZZ, Inc., Term Loan, (SOFR 3 Month +
4.25%), 8.67%
,
 05/13/29 ........... 602 601,063
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.38%
,
 02/12/25 545 538,425
2,720,957
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B, (LIBOR USD 1
Month + 2.75%), 7.13%
,
 07/02/29
(a)
.... 1,274 1,257,298
Energy Equipment & Services — 0.0%
(a)
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.07%
,
 06/28/24
(g)
41 25,670
Lealand Finance Co. BV, Term Loan,
(LIBOR USD 1 Month + 1.00%), 5.07% -
5.38%
,
 06/30/25 ................. 402 210,311
235,981
Entertainment — 0.2%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.00%),
7.27%
,
 04/22/26 ................. 1,786 961,678
City Football Group Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.36%
,
 07/21/28 1,720 1,604,065
Formula One Management Ltd., 1st Lien
Facility Term Loan B, (1 Month CME Term
SOFR + 3.25%), 7.57%
,
 01/15/30 ..... 1,308 1,306,365
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
7.89%
,
 07/03/24
(g)
................ 2,946 2,938,788
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
6.13%
,
 10/19/26 ................. 4,465 4,353,669
NASCAR Holdings LLC, Term Loan, 10/19/26
(o)
504 502,923
Security
Par (000)
Par (000) Value
Entertainment (continued)
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 7.13%
,
 03/13/28 USD 1,952 $ 1,859,799
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.63%
,
 05/30/25 ................. 86 81,636
SMG US Midco 2, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.50%),
6.91%
,
 01/23/25 ................. 1,318 1,280,907
UFC Holdings LLC, 1st Lien Term Loan
B3, (LIBOR USD 3 Month + 2.75%),
7.11%
,
 04/29/26 ................. 1,646 1,622,273
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 7.14%
,
 05/18/25 ..... 3,301 3,223,647
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 6.51%
,
 01/20/28 2,952 2,913,467
22,649,217
Equity Real Estate Investment Trusts (REITs) — 0.0%
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 6.39%
,
 05/11/24
(a)
2,237 2,223,022
Food & Staples Retailing — 0.0%
US Foods, Inc., Term Loan B
(a)
(LIBOR USD 1 Month + 2.00%),
6.38%, 09/13/26 ............... 1,687 1,667,871
(LIBOR USD 1 Month + 2.75%),
7.13%, 11/22/28 ............... 1,051 1,043,839
2,711,710
Food Products — 0.1%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
8.13%
,
 10/01/25 ................. 1,802 1,493,441
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 6.88%
,
 10/10/26 .... 218 205,702
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 7.88%
,
 10/25/27 ..... 4,010 3,923,357
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
6.63%
,
 01/29/27 ................. 4,004 3,890,205
Hostess Brands LLC, 1st Lien Term Loan B,
(LIBOR USD 3 Month + 2.25%), 6.63% -
6.66%
,
 08/03/25 ................. 1,507 1,500,543
Nomad Foods Ltd., Facility Term Loan B2,
(3 Month CME Term SOFR + 3.75%),
8.23%
,
 11/12/29 ................. 798 794,286
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
7.91%
,
 06/08/28 ................. 1,652 1,605,242
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
8.23%
,
 03/31/28 ................. 2,401 2,224,189
Utz Quality Foods LLC, 1st Lien Term Loan,
(1 Month CME Term SOFR + 3.00%),
7.44%
,
 01/20/28 ................. 2,915 2,882,729
18,519,694
Health Care Equipment & Supplies — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.63%
,
 11/03/28 . 3,175 2,986,948
Insulet Corp., Term Loan B, (1 Month CME
Term SOFR + 3.25%), 7.69%
,
 05/04/28 .. 889 875,562

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Medline Borrower LP, Term Loan, (LIBOR USD
1 Month + 3.25%), 7.63%
,
 10/23/28 .... USD 6,117 $ 5,805,257
9,667,767
Health Care Providers & Services — 0.1%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.63%
,
 09/29/28 ................. 1,627 1,589,093
CNT Holding I Corp., 1st Lien Term Loan,
(3 Month CME Term SOFR + 3.50%),
7.24%
,
 11/08/27 ................. 1,592 1,538,552
Electron Bidco, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%),
7.38%
,
 11/01/28 ................. 2,302 2,238,323
Envision Healthcare Corp., Term Loan
(3 Month CME Term SOFR + 4.25%),
8.83%, 03/31/27 ............... 1,854 630,453
(3 Month CME Term SOFR + 7.88%),
12.61%, 03/31/27 .............. 353 312,539
EyeCare Partners LLC, 1st Lien Term Loan
(LIBOR USD 3 Month + 3.75%),
8.48%, 02/18/27 ............... 1,337 1,064,757
(LIBOR USD 3 Month + 3.75%),
8.48%, 11/15/28 ............... 416 348,980
EyeCare Partners LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
11.48%
,
 11/15/29 ................. 611 496,997
MED ParentCo. LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
8.63%
,
 08/31/26 ................. 2,037 1,730,901
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
7.88%
,
 11/01/28 ................. 2,119 1,980,910
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (LIBOR USD 1 Month + 7.00%),
11.38%
,
 11/01/29 ................. 404 371,680
Option Care Health, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
7.13%
,
 10/27/28 ................. 1,613 1,599,630
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
7.88%
,
 02/14/25 ................. 73 68,855
Surgery Center Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 3.75%),
8.05%
,
 08/31/26 ................. 604 595,603
Vizient, Inc., Term Loan B7, (1 Month CME
Term SOFR + 2.25%), 6.67%
,
 05/16/29 .. 349 348,459
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.63%
,
 12/22/28 1,954 1,948,803
16,864,535
Health Care Technology — 0.1%
(a)
Athenahealth Group, Inc., Delayed Draw Term
Loan, (3 Month CME Term SOFR + 0.00%),
3.50% - 7.82%
,
 02/15/29 ........... 131 117,713
Athenahealth Group, Inc., Term Loan, (1
Month CME Term SOFR + 3.50%),
7.82%
,
 02/15/29 ................. 3,070 2,764,142
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
8.73%
,
 06/02/28 ................. 2,660 2,421,136
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 8.38%
,
 08/27/25 2,737 2,714,373
8,017,364
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.4%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B4, (LIBOR USD 3 Month + 1.75%), 6.13% -
6.16%
,
 11/19/26 ................. USD 2,969 $ 2,913,166
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
8.13%
,
 02/02/26 ................. 246 221,819
Bally's Corp., Facility Term Loan B, (LIBOR
USD 1 Month + 3.25%), 7.54%
,
 10/02/28 1,001 923,309
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
7.13%
,
 12/23/24 ................. 2,458 2,450,337
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
7.88%
,
 07/21/25 ................. 89 88,398
Carnival Corp., Term Loan, (LIBOR USD 1
Month + 3.00%), 7.38%
,
 06/30/25 ..... 2,321 2,218,676
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 6.39%
,
 03/17/28 1,671 1,653,391
CML La Quinta Resort, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00% -
13.93%
,
 01/01/38
(g)
............... 8,789 8,484,862
CML Lake Tahoe Resort Hotel, Term Loan,
(LIBOR USD 1 Month + 0.00%), 0.00% -
13.93%
,
 01/01/38
(g)
............... 5,272 5,067,673
Fertitta Entertainment LLC, Term Loan B,
(1 Month CME Term SOFR + 4.00%),
8.32%
,
 01/27/29 ................. 5,283 5,012,631
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 2.25%), 6.98%
,
 07/21/26 2,065 2,033,058
Flutter Entertainment plc, Term Loan B,
(3 Month CME Term SOFR + 3.25%),
8.09%
,
 07/22/28 ................. 1,948 1,937,033
Four Seasons Holdings, Inc., Term Loan,
(1 Month CME Term SOFR + 3.25%),
7.44%
,
 11/30/29 ................. 3,687 3,686,141
Hilton Worldwide Finance LLC, Term Loan
B2, (1 Month CME Term SOFR + 1.75%),
6.17%
,
 06/22/26 ................. 3,294 3,280,825
IRB Holding Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 7.13%
,
 02/05/25 .... 2,644 2,617,610
Packers Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.54%
,
 03/09/28 1,493 1,299,707
Penn National Gaming, Inc., Facility Term Loan
B, (1 Month CME Term SOFR + 2.75%),
7.17%
,
 05/03/29 ................. 1,948 1,925,962
Playa Resorts Holding BV, Term Loan,
(1 Month CME Term SOFR + 4.25%),
8.58%
,
 01/05/29 ................. 486 472,941
Scientific Games International, Inc., Term Loan
B, (1 Month CME Term SOFR + 3.00%),
7.42%
,
 04/14/29 ................. 1,379 1,356,908
Seaworld Parks & Entertainment, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
7.44%
,
 08/25/28 ................. 1,117 1,094,982
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
6.64%
,
 02/08/27 ................. 2,384 2,322,724
Whatabrands LLC, Term Loan B, (LIBOR USD
1 Month + 3.25%), 7.63%
,
 08/03/28 .... 2,548 2,459,006
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
6.13%
,
 05/30/25 ................. 913 911,621
54,432,780

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 4.25%), 8.98%
,
 05/17/28 USD 1,621 $ 1,206,673
Hunter Douglas Holding BV, Term Loan B1,
(3 Month CME Term SOFR + 3.50%),
7.86%
,
 02/26/29 ................. 2,650 2,320,920
Serta Simmons Bedding LLC, Term Loan
(LIBOR USD 3 Month + 7.50%),
12.27%, 08/10/23 .............. 1,907 1,368,278
Snap One Holdings Corp., Term Loan, (LIBOR
USD 1 Month + 4.50%), 8.88%
,
 12/08/28
(g)
696 635,270
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
8.75%
,
 10/06/28 ................. 642 522,726
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
7.63%
,
 10/30/27 ................. 2,544 2,136,620
8,190,487
Household Products — 0.0%
(a)
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 2.75%), 7.16%
,
 09/29/28 ..... 1,867 1,801,462
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 6.42% -
6.74%
,
 03/03/28 ................. 633 620,075
2,421,537
Independent Power and Renewable Electricity Producers — 0.0%
Constellation Renewables LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
7.24%
,
 12/15/27
(a)
................ 1,477 1,460,887
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, Term Loan
(LIBOR USD 1 Month + 3.25%),
7.63%, 05/09/25 ............... 3,816 3,761,919
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
7.85%
,
 11/05/27 ................. 2,001 1,953,335
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 6.63%
,
 02/19/28 .... 2,937 2,880,698
AssuredPartners, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
7.88%, 02/12/27 ............... 3,775 3,656,137
Hub International Ltd., Term Loan
(LIBOR USD 3 Month + 3.00%),
7.33%, 04/25/25 ............... 1,599 1,579,334
(3 Month CME Term SOFR + 4.00%),
8.22%, 11/10/29 ............... 774 764,758
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 7.53%
,
 04/25/25 4,739 4,690,118
Ryan Specialty Group LLC, Term Loan,
(1 Month CME Term SOFR + 3.00%),
7.42%
,
 09/01/27 ................. 2,251 2,232,430
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
7.63%, 12/31/25 ............... 797 774,508
(LIBOR USD 1 Month + 3.75%),
8.13%, 09/03/26 ............... 944 925,013
(LIBOR USD 1 Month + 4.25%),
8.63%, 09/03/26 ............... 513 505,690
USI, Inc., Term Loan
(LIBOR USD 3 Month + 3.25%),
7.98%, 12/02/26 ............... 784 777,605
Security
Par (000)
Par (000) Value
Insurance (continued)
(3 Month CME Term SOFR + 3.75%),
8.33%, 11/22/29 ............... USD 3,214 $ 3,179,485
27,681,030
Interactive Media & Services — 0.1%
(a)
Acuris Finance US, Inc., Term Loan, (3
Month CME Term SOFR + 4.00%),
8.73%
,
 02/16/28 ................. 651 639,193
Adevinta ASA, Facility Term Loan B2, (LIBOR
USD 3 Month + 2.75%), 7.48%
,
 06/26/28 1,580 1,559,216
Camelot US Acquisition 1 Co., Term Loan
(LIBOR USD 1 Month + 3.00%),
7.38%, 10/30/26 ............... 4,373 4,299,845
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 7.13%
,
 10/10/25 .... 655 636,637
Grab Holdings, Inc., Term Loan, (LIBOR USD 1
Month + 4.50%), 8.89%
,
 01/29/26 ..... 2,287 2,252,996
9,387,887
Internet & Direct Marketing Retail — 0.0%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 1 Month + 3.25%),
7.63%
,
 11/24/28
(g)
................ 1,349 1,322,383
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 7.88%
,
 02/12/27 ........... 3,400 2,799,170
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 8.63%
,
 02/12/27
(g)
......... 432 356,018
4,477,571
IT Services — 0.2%
(a)
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 9.63%
,
 01/31/28 1,906 1,478,732
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 9.63%
,
 01/20/29 1,418 1,095,916
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 7.63%
,
 12/23/26 ..... 2,202 1,958,533
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
12.13%
,
 07/31/28 ................ 1,398 1,374,933
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 7.63%
,
 07/30/27 1,111 1,064,754
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (LIBOR USD 1 Month +
1.75%), 6.13%
,
 04/28/28 ........... 1,087 1,074,171
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
8.73%
,
 10/01/27 ................. 2,640 2,471,559
Go Daddy Operating Co. LLC, Term Loan,
(1 Month CME Term SOFR + 3.25%),
7.57%
,
 11/09/29 ................. 1,406 1,402,288
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
6.38%
,
 08/10/27 ................. 1,581 1,563,935
Maximus, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 6.13%
,
 05/28/28 ..... 645 638,983
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 8.13%
,
 05/05/26 651 606,680
Venga Finance SARL, Term Loan, (LIBOR USD
3 Month + 4.75%), 9.48%
,
 06/28/29 .... 1,026 937,545
Virtusa Corp., Term Loan B, (LIBOR USD 1
Month + 3.75%), 8.13%
,
 02/11/28 ...... 663 637,743
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 7.38%
,
 02/28/27 ..... 3,270 3,167,952

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
IT Services (continued)
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 6.63%
,
 03/31/28 .......... USD 1,032 $ 1,024,032
20,497,756
Leisure Products — 0.0%
Fender Musical Instruments Corp., Term Loan,
(1 Month CME Term SOFR + 4.00%),
8.42%
,
 12/01/28
(a)(g)
............... 1,543 1,242,432
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 6.63%
,
 11/08/27 . 2,178 2,165,049
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
6.38%
,
 02/22/28 ................. 2,233 2,193,308
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
8.88%
,
 02/04/27 ................. 1,996 1,755,224
ICON plc, Term Loan
(LIBOR USD 3 Month + 2.25%),
7.00%, 07/03/28 ............... 3,251 3,238,468
Maravai Intermediate Holdings LLC, Term Loan
B, (3 Month CME Term SOFR + 3.00%),
6.96%
,
 10/19/27 ................. 2,270 2,224,448
Phoenix Newco, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.32%
,
 11/15/28 ................. 3,271 3,145,156
14,721,653
Machinery — 0.2%
(a)
Albion Financing 3 SARL, Term Loan, (LIBOR
USD 3 Month + 5.25%), 9.57%
,
 08/17/26 1,466 1,382,537
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 7.50%
,
 05/14/28 370 364,566
Filtration Group Corp., Term Loan
(LIBOR USD 1 Month + 3.00%),
7.38%, 03/31/25 ............... 1,977 1,953,156
(LIBOR USD 1 Month + 3.50%),
7.88%, 10/21/28 ............... 1,630 1,597,755
Fluidra SA, Term Loan, (1 Month CME Term
SOFR + 2.00%), 6.42%
,
 01/29/29 ..... 553 524,494
Gardner Denver, Inc., Term Loan B2, (1
Month CME Term SOFR + 1.75%),
6.17%
,
 03/01/27 ................. 1,099 1,089,047
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 6.88%
,
 03/31/27 .... 2,368 2,314,233
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
5.88%
,
 03/28/25 ................. 3,276 3,052,975
Ingersoll-Rand Services Co., Term Loan B1,
(1 Month CME Term SOFR + 1.75%),
6.17%
,
 03/01/27 ................. 2,265 2,244,101
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 7.99%
,
 06/21/28 ..... 2,330 2,162,727
SPX Flow, Inc., Term Loan, (1 Month CME
Term SOFR + 4.50%), 8.92%
,
 04/05/29 .. 2,012 1,874,722
TK Elevator Midco GmbH, Facility Term
Loan B1, (LIBOR USD 6 Month + 3.50%),
6.87%
,
 07/30/27 ................. 2,788 2,678,378
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 7.12%
,
 03/02/27 .... 2,054 1,977,964
23,216,655
Security
Par (000)
Par (000) Value
Media — 0.2%
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.25%),
7.43%
,
 03/03/25
(a)
................ USD 1,406 $ 1,285,730
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
(p)
............... 1,105 1,128,751
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 6.38%
,
 05/03/28
(a)
.... 1,228 1,196,359
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
6.14%
,
 04/30/25
(a)
................ 1,569 1,558,593
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
7.91%
,
 08/21/26
(a)
................ 3,115 2,831,531
CMG Media Corp., 1st Lien Term Loan
B, (LIBOR USD 3 Month + 3.50%),
8.23%
,
 12/17/26
(a)
................ 1,033 964,811
Cogeco Communications Finance LP, Term
Loan B, (LIBOR USD 1 Month + 2.50%),
6.88%
,
 09/01/28
(a)
................ 1,624 1,575,180
CSC Holdings LLC, Term Loan
(a)
(LIBOR USD 1 Month + 2.25%),
6.57%, 07/17/25 ............... 551 519,789
(LIBOR USD 1 Month + 2.50%),
6.82%, 04/15/27 ............... 1,435 1,277,263
DirecTV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 9.38%
,
 08/02/27
(a)
2,409 2,340,003
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
7.75%
,
 11/12/27
(a)
................ 1,305 1,247,549
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.64%
,
 12/01/23
(a)
................ 1,639 1,220,445
Midcontinent Communications, Term Loan,
(1 Month CME Term SOFR + 1.75%),
6.07%
,
 08/15/26
(a)(g)
............... 1,171 1,162,037
Nexstar Media, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.50%), 6.88%
,
 09/18/26
(a)
509 504,681
Sinclair Television Group, Inc., Term Loan
B3, (LIBOR USD 1 Month + 3.00%),
7.39%
,
 04/01/28
(a)
................ 675 639,638
Voyage Digital Ltd., 1st Lien Term Loan,
(3 Month CME Term SOFR + 4.50%),
8.78%
,
 05/11/29
(a)(g)
............... 1,525 1,498,642
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
6.82%
,
 04/30/28
(a)
................ 1,197 1,165,208
22,116,210
Metals & Mining — 0.0%
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
7.73%
,
 03/08/24
(a)
................ 4,150 3,107,404
Multiline Retail — 0.0%
(a)
New SK Holdco Sub LLC, Term Loan, (1
Month CME Term SOFR + 6.75%),
11.17%
,
 06/30/27 ................ 1,670 1,432,235
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.75%),
8.10%
,
 12/21/27 ................. 687 644,415
2,076,650

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 12.94%
,
 11/01/25 ........... USD 2,183 $ 2,300,882
Freeport LNG investments LLLP, Term
Loan B, (LIBOR USD 3 Month + 3.50%),
7.74%
,
 12/21/28 ................. 3,735 3,543,902
M6 ETX Holdings II Midco LLC, Term Loan,
(3 Month CME Term SOFR + 4.50%),
9.16%
,
 09/19/29 ................. 320 319,896
Medallion Midland Acquisition LLC, Term
Loan, (3 Month CME Term SOFR + 3.75%),
8.59%
,
 10/18/28 ................. 2,583 2,554,638
Murphy Oil USA, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 6.12%
,
 01/31/28 902 903,388
Oryx Midstream Services Permian Basin LLC,
Term Loan, (LIBOR USD 3 Month + 3.25%),
7.92%
,
 10/05/28 ................. 2,884 2,845,934
12,468,640
Personal Products — 0.0%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
8.48%
,
 10/01/26
(a)
................ 5,336 5,101,573
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%), 7.94% -
8.25%
,
 05/04/25 ................. 1,389 1,241,098
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 5.87%
,
 08/01/27 2,234 2,141,140
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
6.38%
,
 11/15/27 ................. —
(q)
1
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 7.88%
,
 05/05/28 2,632 2,605,074
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 7.75%
,
 06/02/28 ..... 1,578 1,560,185
Perrigo Co. plc, Term Loan B, (1 Month CME
Term SOFR + 2.50%), 6.92%
,
 04/20/29
(g)
1,095 1,086,291
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
7.73%
,
 11/18/27
(g)
................ 2,340 2,169,919
10,803,708
Professional Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 7.13%
,
 02/04/28 ..... 1,637 1,620,746
CoreLogic, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 7.94%
,
 06/02/28 3,924 3,261,716
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.64%
,
 02/06/26 ................. 5,959 5,894,123
Dun & Bradstreet Corp. (The), Term Loan
B2, (1 Month CME Term SOFR + 3.25%),
7.57%
,
 01/18/29 ................. 1,486 1,458,850
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien
Term Loan B, (3 Month CME Term SOFR +
4.25%), 8.93%
,
 06/22/29 ........... 722 704,232
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (3 Month CME
Term SOFR + 4.25%), 8.93%
,
 06/22/29 .. 1,565 1,525,836
Galaxy US Opco, Inc., 1st Lien Term Loan,
(1 Month CME Term SOFR + 4.75%),
9.07%
,
 04/29/29 ................. 2,430 2,193,075
Security
Par (000)
Par (000) Value
Professional Services (continued)
Genuine Financial Holdings LLC, 1st Lien Term
Loan, (3 Month CME Term SOFR + 3.75%),
7.82%
,
 07/11/25 ................. USD 740 $ 710,437
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 6.13%
,
 11/16/26 .... 1,509 1,485,639
Trans Union LLC, Term Loan B6, (LIBOR USD
1 Month + 2.25%), 6.63%
,
 12/01/28 .... 2,096 2,072,446
20,927,100
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
7.13%
,
 08/21/25
(a)
................ 3,567 3,478,780
Road & Rail — 0.0%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.75%),
8.49%
,
 04/06/28 ................. 504 460,817
Avis Budget Car Rental LLC, Term Loan
B, (LIBOR USD 1 Month + 1.75%),
6.14%
,
 08/06/27 ................. 1,129 1,091,307
Uber Technologies, Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 8.23%
,
 02/25/27 3,850 3,840,153
5,392,277
Semiconductors & Semiconductor Equipment — 0.0%
(a)
MKS Instruments, Inc., Term Loan B,
08/17/29
(o)
..................... 990 976,387
Synaptics, Inc., Term Loan, (LIBOR USD 3
Month + 2.25%), 7.40%
,
 12/02/28 ..... 825 806,010
1,782,397
Software — 0.5%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(3 Month CME Term SOFR + 4.50%),
9.08%
,
 09/18/26 ................. 969 962,968
Applied Systems, Inc., 2nd Lien Term Loan,
(3 Month CME Term SOFR + 6.75%),
10.91%
,
 09/17/27 ................ 805 795,944
Barracuda Parent LLC, 1st Lien Term Loan,
(3 Month CME Term SOFR + 4.50%),
8.59%
,
 08/15/29 ................. 1,326 1,276,461
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 8.13%
,
 10/02/25 1,964 1,877,080
CCC Intelligent Solutions, Inc., Term
Loan, (LIBOR USD 1 Month + 2.25%),
6.63%
,
 09/21/28 ................. 2,261 2,238,173
Central Parent, Inc., 1st Lien Term Loan,
(3 Month CME Term SOFR + 4.50%),
9.08%
,
 07/06/29 ................. 1,115 1,103,593
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 8.13%
,
 10/08/28 1,363 1,278,637
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 10.38%
,
 10/08/29 1,527 1,269,960
Delta Topco, Inc., 1st Lien Term Loan, (3
Month CME Term SOFR + 3.75%),
8.15%
,
 12/01/27 ................. 1,044 962,103
Delta Topco, Inc., 2nd Lien Term Loan,
(3 Month CME Term SOFR + 7.25%),
11.65%
,
 12/01/28 ................ 394 306,827
E2open LLC, Term Loan, (LIBOR USD 1 Month
+ 3.50%), 7.68%
,
 02/04/28 .......... 442 433,823
Genesys Cloud Services Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
8.38%
,
 12/01/27 ................. 3,726 3,569,580

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Software (continued)
Helios Software Holdings, Inc., Term Loan,
(1 Month CME Term SOFR + 3.75%),
8.17%
,
 03/11/28 ................. USD 1,314 $ 1,286,853
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 7.19%
,
 10/27/28 ..... 3,179 3,112,226
Instructure Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 2.75%), 6.12%
,
 10/30/28
(g)
1,042 1,020,930
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.75%),
9.17%
,
 07/27/28 ................. 1,647 1,401,877
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
12.67%
,
 07/27/29 ................ 2,926 2,291,633
McAfee Corp., Term Loan B1, (1 Month CME
Term SOFR + 3.75%), 7.97%
,
 03/01/29 .. 2,731 2,535,688
MH Sub I LLC, 1st Lien Term Loan
(LIBOR USD 1 Month + 3.75%),
8.13%, 09/13/24 ............... 5,494 5,330,650
MH Sub I LLC, 2nd Lien Term Loan, (3
Month CME Term SOFR + 6.25%),
10.65%
,
 02/23/29 ................ 2,419 2,156,279
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
8.73%
,
 12/17/27 ................. 1,018 942,620
Proofpoint, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 7.98%
,
 08/31/28 5,290 5,075,701
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.38%
,
 04/24/28 5,319 5,047,476
Severin Acquisition LLC, 1st Lien Term Loan,
(3 Month CME Term SOFR + 3.00%),
7.09%
,
 08/01/25 ................. 1,292 1,281,198
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.50%), 8.23%
,
 10/07/27 .... 2,636 2,538,877
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
6.13%
,
 04/16/25 ................. 1,046 1,026,960
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
6.13%
,
 04/16/25 ................. 851 834,863
TIBCO Software, Inc., 1st Lien Term Loan
B, (3 Month CME Term SOFR + 4.50%),
9.18%
,
 03/30/29 ................. 4,921 4,385,841
UKG, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.25%),
7.00%, 05/04/26 ............... 1,301 1,236,255
(LIBOR USD 1 Month + 3.75%),
8.13%, 05/04/26 ............... 1,306 1,257,348
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 9.00%
,
 05/03/27 ..... 1,583 1,449,631
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
7.74%
,
 07/20/28
(g)
................ 291 275,392
ZoomInfo LLC, 1st Lien Term Loan, (1
Month CME Term SOFR + 3.00%),
7.48%
,
 02/02/26 ................. 389 387,176
60,950,623
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan
(LIBOR USD 3 Month + 4.00%),
8.73%, 02/07/25 ............... 806 759,540
(LIBOR USD 3 Month + 4.25%),
8.98%, 03/31/26 ............... 1,456 1,357,258
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1 Month CME Term SOFR
+ 4.00%), 8.50%
,
 05/04/28 .......... USD 2,804 $ 2,669,532
PetSmart LLC, Term Loan, (LIBOR USD 1
Month + 3.75%), 8.13%
,
 02/11/28 ...... 2,600 2,539,037
Pilot Travel Centers LLC, Term Loan B, (SOFR
1 Month + 2.00%), 6.42%
,
 08/04/28 .... 1,681 1,659,296
Restoration Hardware, Inc., Term Loan
(LIBOR USD 1 Month + 2.50%),
6.88%, 10/20/28 ............... 671 615,938
(1 Month CME Term SOFR + 3.25%),
7.67%, 10/20/28 ............... 595 555,022
RVR Dealership Holdings LLC, Term Loan,
(1 Month CME Term SOFR + 3.75%),
7.76%
,
 02/08/28 ................. 699 641,893
10,797,516
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., Term Loan, (6 Month CME Term
SOFR + 3.50%), 7.73%
,
 02/20/29
(a)
.... 1,446 1,415,159
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, Term Loan B, (LIBOR USD 3
Month + 2.50%), 6.89% - 7.42%
,
 07/27/28 3,592 3,539,569
SRS Distribution, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
7.88%, 06/02/28 ............... 2,850 2,719,189
(1 Month CME Term SOFR + 3.50%),
7.92%, 06/02/28 ............... 682 650,396
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 3 Month + 7.50%), 12.26%
,
 05/30/24
(g)
849 771,414
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 3 Month + 3.50%), 8.26%
,
 08/28/24 2,033 1,036,934
8,717,502
Transportation Infrastructure — 0.0%
(a)
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
7.13%
,
 09/22/28 ................. 1,023 1,007,166
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
10.13%
,
 09/21/29 ................ 421 404,762
OLA Netherlands BV, Term Loan, (1
Month CME Term SOFR + 6.25%),
10.67%
,
 12/15/26
(g)
............... 1,423 1,337,796
2,749,724
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
7.63%
,
 05/27/24 ................. 1,374 1,151,717
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
8.16%
,
 04/30/28 ................. 1,300 1,286,552
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 6.14%
,
 04/11/25 . 1,671 1,663,259
4,101,528
Total Floating Rate Loan Interests — 5.7%
(Cost: $776,735,617) ............................. 741,145,660

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Foreign Agency Obligations
Chile — 0.1%
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27
(c)
................ USD 1,640 $ 1,535,757
3.75%, 01/15/31
(b)
................ 1,175 1,060,291
Empresa Nacional del Petroleo, 4.38%
,
10/30/24
(c)
..................... 4,680 4,539,015
7,135,063
China — 0.0%
Industrial & Commercial Bank of China Ltd.,
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.37%), 3.20%
(a)
(c)(k)
.......................... 3,620 3,380,175
Colombia — 0.1%
Ecopetrol SA
5.38%, 06/26/26 ................. 4,791 4,518,632
4.63%, 11/02/31 ................. 1,797 1,370,212
5,888,844
Dominican Republic — 0.0%
Banco De Reservas De La Republica
Dominicana Banco De Servicios Multiples
SA, 7.00%
,
02/01/23
(c)
............. 3,817 3,785,987
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(c)
......... EUR 700 548,445
France — 0.0%
Electricite de France SA
(a)(c)(k)
(EUR Swap Annual 5 Year + 3.37%), 2.88% 600 524,362
(EUR Swap Annual 5 Year + 3.20%), 3.00% 1,000 872,899
(EUR Swap Annual 5 Year + 4.86%), 7.50% 600 638,134
(EUR Swap Annual 5 Year + 3.97%), 3.38% 3,000 2,313,713
4,349,108
Indonesia — 0.0%
(c)
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 ................. USD 1,433 1,304,188
Pertamina Persero PT, 3.10%
,
08/27/30 ... 3,437 2,939,013
4,243,201
Ireland — 0.1%
AIB Group plc
(a)
(EUR Swap Annual 5 Year + 5.70%),
5.25%
(c)(k)
.................... EUR 5,240 5,144,069
(LIBOR USD 3 Month + 1.87%), 4.26%,
04/10/25
(b)
................... USD 2,700 2,604,994
(EUR Swap Annual 5 Year + 6.63%),
6.25%
(c)(k)
.................... EUR 8,453 8,450,895
16,199,958
Italy — 0.0%
Poste Italiane SpA, (EURIBOR ICE Swap Rate
5 Year + 2.68%), 2.63%
(a)(c)(k)
......... 1,275 1,033,854
Mexico — 0.1%
Comision Federal de Electricidad
4.88%, 01/15/24
(c)
................ USD 1,634 1,614,903
4.69%, 05/15/29
(b)
................ 1,647 1,449,154
Petroleos Mexicanos
6.88%, 08/04/26 ................. 520 494,260
8.75%, 06/02/29 ................. 1,547 1,447,702
5.95%, 01/28/31 ................. 4,148 3,135,888
6.70%, 02/16/32 ................. 4,313 3,380,313
6.75%, 09/21/47 ................. 4,633 2,950,665
7.69%, 01/23/50 ................. 1,235 853,694
15,326,579
Security
Par (000)
Par (000) Value
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(b)
.......... USD 3,152 $ 2,972,336
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(c)
......... 1,780 504,296
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA
(b)
4.00%, 08/11/41 ................. 3,521 2,898,883
5.13%, 08/11/61 ................. 1,725 1,411,589
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
............. 1,976 1,802,483
6,112,955
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 1.25%
,
11/24/23
(b)
... 330 317,625
Total Foreign Agency Obligations — 0.5%
(Cost: $84,258,443) .............................. 71,798,426
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38%, 05/14/30 ................. 1,445 1,461,979
5.45%, 09/16/32 ................. 1,684 1,480,657
2,942,636
Chile — 0.0%
Republic of Chile, 3.10%
,
05/07/41 ....... 5,033 3,608,975
Colombia — 0.1%
Republic of Colombia
4.50%, 01/28/26 ................. 3,123 2,931,326
3.88%, 04/25/27 ................. 2,562 2,261,445
3.25%, 04/22/32 ................. 1,997 1,448,824
8.00%, 04/20/33 ................. 4,579 4,569,842
4.13%, 05/15/51 ................. 1,110 665,514
11,876,951
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
................ 2,355 2,298,038
5.50%, 02/22/29
(b)
................ 3,020 2,765,754
5.50%, 02/22/29
(c)
................ 1,982 1,815,140
4.88%, 09/23/32
(b)
................ 1,888 1,560,904
5.30%, 01/21/41
(c)
................ 1,898 1,460,630
9,900,466
Egypt — 0.0%
Arab Republic of Egypt
(b)
5.25%, 10/06/25 ................. 2,689 2,406,655
6.38%, 04/11/31 ................. EUR 1,052 774,203
3,180,858
Guatemala — 0.1%
Republic of Guatemala
5.25%, 08/10/29
(b)
................ USD 1,535 1,472,449
5.25%, 08/10/29
(c)
................ 1,020 978,435
5.38%, 04/24/32
(b)
................ 1,693 1,649,934
3.70%, 10/07/33
(c)
................ 2,891 2,373,872
4.65%, 10/07/41
(b)
................ 3,043 2,434,971
8,909,661
Hungary — 0.1%
Hungary Government Bond
5.38%, 03/25/24 ................. 3,474 3,465,967
5.25%, 06/16/29
(b)
................ 4,505 4,283,410
7,749,377

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Indonesia — 0.0%
Perusahaan Penerbit SBSN Indonesia III,
4.40%
,
06/06/27
(b)
................ USD 1,621 $ 1,602,942
Republic of Indonesia
4.75%, 02/11/29 ................. 1,527 1,527,168
5.13%, 01/15/45
(c)
................ 1,542 1,486,272
4,616,382
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(c)
. 4,941 4,780,417
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 ................. 1,400 1,318,800
4.50%, 04/22/29 ................. 3,527 3,368,285
4.88%, 05/19/33 ................. 615 566,415
4.75%, 03/08/44 ................. 2,402 1,935,562
4.35%, 01/15/47 ................. 3,898 2,918,140
10,107,202
Mongolia — 0.0%
State of Mongolia, 5.13%
,
04/07/26
(c)
..... 2,067 1,777,847
Morocco — 0.0%
Kingdom of Morocco
2.38%, 12/15/27
(c)
................ 1,740 1,507,058
3.00%, 12/15/32
(b)
................ 3,694 2,917,798
4,424,856
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(b)
................ 1,616 1,333,200
7.63%, 11/28/47
(c)
................ 2,413 1,547,336
2,880,536
Oman — 0.1%
Oman Government Bond
(c)
6.50%, 03/08/47 ................. 4,178 3,791,535
7.00%, 01/25/51 ................. 1,720 1,654,210
5,445,745
Pakistan — 0.0%
Islamic Republic of Pakistan, 7.38%
,
04/08/31
(c)
2,265 798,662
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ................. 2,846 2,685,556
3.16%, 01/23/30 ................. 1,678 1,440,773
2.25%, 09/29/32 ................. 3,918 2,901,279
3.30%, 01/19/33 ................. 1,360 1,100,580
4.50%, 05/15/47 ................. 3,708 2,843,109
10,971,297
Paraguay — 0.1%
Republic of Paraguay
5.00%, 04/15/26
(c)
................ 1,088 1,083,784
4.95%, 04/28/31
(b)
................ 2,136 2,061,640
5.60%, 03/13/48
(c)
................ 2,568 2,233,037
5.40%, 03/30/50
(b)
................ 582 499,720
5.40%, 03/30/50
(c)
................ 2,075 1,781,647
7,659,828
Peru — 0.1%
Republic of Peru
7.35%, 07/21/25 ................. 2,094 2,190,586
2.39%, 01/23/26 ................. 3,120 2,869,035
4.13%, 08/25/27 ................. 3,060 2,932,436
2.78%, 01/23/31 ................. 1,703 1,407,955
3.00%, 01/15/34 ................. 1,065 838,555
10,238,567
Security
Par (000)
Par (000) Value
Philippines — 0.0%
Republic of Philippines
3.70%, 03/01/41 ................. USD 1,449 $ 1,181,095
2.95%, 05/05/45 ................. 2,243 1,609,599
2,790,694
Poland — 0.0%
Republic of Poland, 5.75%
,
11/16/32 ...... 1,910 2,024,199
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(b)
................ 3,062 2,929,569
2.88%, 03/11/29
(c)
................ EUR 2,566 2,266,604
2.50%, 02/08/30
(c)
................ 2,698 2,227,066
2.12%, 07/16/31
(c)
................ 4,002 2,943,335
4.00%, 02/14/51
(c)
................ USD 552 362,526
10,729,100
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.38%, 04/16/29
(b)
................ 1,619 1,602,000
3.25%, 11/17/51
(c)
................ 6,052 4,343,445
5,945,445
South Africa — 0.1%
Republic of South Africa
4.85%, 09/30/29 ................. 2,470 2,191,816
5.88%, 04/20/32 ................. 2,049 1,841,539
5.00%, 10/12/46 ................. 6,298 4,388,131
8,421,486
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka
(c)(e)(m)
5.75%, 04/18/23 ................. 3,980 1,181,065
6.85%, 03/14/24 ................. 5,645 1,658,219
6.35%, 06/28/24 ................. 6,528 1,908,624
4,747,908
Ukraine — 0.0%
Ukraine Government Bond
(e)(m)
8.99%, 02/01/26
(c)
................ 3,160 693,818
7.25%, 03/15/35
(b)
................ 1,548 288,605
982,423
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 3,227 3,504,278
Total Foreign Government Obligations — 1.2%
(Cost: $173,103,809) ............................. 151,015,796
Shares
Shares
Investment Companies
iShares Core Dividend Growth ETF
(r)
...... 3,100,737 155,036,850
iShares Core S&P 500 ETF
(r)
........... 526,015 202,100,223
iShares iBoxx $ High Yield Corporate Bond
ETF
(f)(r)
........................ 1,176,012 86,589,764
SPDR Bloomberg High Yield Bond ETF
(f)
... 1,804,873 162,438,570
Total Investment Companies — 4.6%
(Cost: $619,881,269) ............................. 606,165,407
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.9%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 3.38%, 11/25/35 1,280 1,067,230

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2005-8, Class 7A2, (LIBOR USD 1
Month + 0.56%), 4.95%, 11/25/35 ... USD 588 $ 566,863
Series 2005-9, Class 5A1, (LIBOR USD 1
Month + 0.54%), 4.93%, 11/25/35 ... 405 393,691
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 3.69%, 06/25/35
(a)
... 405 349,150
Series 2005-36, Class 2A1A, (LIBOR USD 1
Month + 0.62%), 5.01%, 08/25/35
(a)
.. 982 831,617
Series 2005-61, Class 1A1, (LIBOR USD 1
Month + 0.52%), 4.91%, 12/25/35
(a)
.. 170 144,964
Series 2005-63, Class 3A3, 3.80%,
11/25/35
(a)
................... 1,822 1,543,812
Series 2005-63, Class 5A1, 3.94%,
12/25/35
(a)
................... 36 31,066
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 .................... 49 43,002
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.00%), 3.05%,
02/25/36
(a)
................... 3,734 3,311,619
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 .................... 636 378,973
Series 2006-15CB, Class A1, 6.50%,
06/25/36 .................... 988 489,764
Series 2006-20CB, Class A9, 6.00%,
07/25/36 .................... 463 223,471
Series 2006-2CB, Class A6, 5.50%,
03/25/36 .................... 703 308,248
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 .................... 2,674 1,313,340
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 .................... 1,710 957,035
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 .................... 810 470,793
Series 2006-9T1, Class A7, 6.00%, 05/25/36 309 140,030
Series 2006-J7, Class 2A1, (LIBOR USD 1
Month + 1.50%), 5.62%, 11/20/46
(a)
.. 3,451 2,468,291
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,258 567,302
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 3.78%,
11/25/46
(a)
................... 5,008 3,811,548
Series 2006-OA14, Class 2A1, (LIBOR USD
1 Month + 0.38%), 4.77%, 11/25/46
(a)
. 2,708 2,382,995
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 2.90%,
11/25/46
(a)
................... 6,629 5,458,737
Series 2006-OA16, Class A2, (LIBOR USD
1 Month + 0.38%), 4.77%, 10/25/46
(a)
. 292 254,994
Series 2006-OA2, Class A1, (LIBOR USD 1
Month + 0.42%), 4.77%, 05/20/46
(a)
.. 1,263 1,036,430
Series 2006-OA3, Class 2A1, (LIBOR USD
1 Month + 0.42%), 4.81%, 05/25/36
(a)
. 6,705 5,513,005
Series 2006-OA8, Class 1A1, (LIBOR USD
1 Month + 0.38%), 4.77%, 07/25/46
(a)
. 8,641 7,201,182
Series 2007-12T1, Class A22, 5.75%,
06/25/37 .................... 1,802 851,501
Series 2007-12T1, Class A5, 6.00%,
06/25/37 .................... 400 196,567
Series 2007-15CB, Class A7, 6.00%,
07/25/37 .................... 241 153,394
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 .................... 222 135,502
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-19, Class 1A4, 6.00%, 08/25/37 USD 1,150 $ 592,985
Series 2007-19, Class 1A8, 6.00%, 08/25/37 560 288,511
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,080 1,534,856
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 .................... 466 239,569
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 .................... 3,122 1,505,582
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 .................... 536 258,437
Series 2007-AL1, Class A1, (LIBOR USD 1
Month + 0.25%), 4.64%, 06/25/37
(a)
.. 5,329 4,230,072
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,580 634,953
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.38%), 3.43%,
11/25/47
(a)
................... 1,369 1,097,592
Series 2007-OA3, Class 1A1, (LIBOR USD
1 Month + 0.28%), 4.67%, 04/25/47
(a)
. 8,301 7,183,914
Series 2007-OA4, Class A1, (LIBOR USD 1
Month + 0.34%), 4.73%, 05/25/47
(a)
.. 3,301 2,768,425
Series 2007-OA8, Class 2A1, (LIBOR USD
1 Month + 0.36%), 4.75%, 06/25/47
(a)
. 6,925 5,025,534
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 .. 993 598,410
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.97%), 3.02%, 10/25/46
(a)
... 8,626 7,161,195
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.94%), 2.99%,
10/25/46
(a)
................... 4,603 3,183,466
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(d)
................... 590 490,353
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 290 252,070
Series 2006-D, Class 6A1, 2.89%, 05/20/36 261 203,753
Series 2007-D, Class 1A1, (LIBOR USD 1
Month + 0.42%), 4.77%, 06/20/47 ... 1,042 843,088
Bayview Commercial Asset Trust, Series
2007-4A, Class A1, (LIBOR USD 1 Month +
0.45%), 4.84%, 09/25/37
(a)(b)
......... 790 717,752
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (LIBOR USD 1 Month + 0.44%),
4.83%, 04/25/36
(a)
................ 3,982 5,445,756
Bear Stearns Asset-Backed Securities I Trust
(d)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 .................... 641 416,848
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 .................... 809 522,128
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (LIBOR USD 1
Month + 0.17%), 4.56%, 03/25/37 ... 1,023 924,669
Series 2007-AR3, Class 1A1, (LIBOR USD
1 Month + 0.14%), 4.53%, 03/25/37 .. 1,558 1,298,539
Series 2007-AR4, Class 1A1, (LIBOR USD
1 Month + 0.40%), 4.79%, 09/25/47 .. 1,777 1,568,401
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (LIBOR USD 1
Month + 0.27%), 4.66%, 04/25/35
(a)
.. 801 709,942
Series 2005-9, Class 1A1, (LIBOR USD 1
Month + 0.60%), 4.99%, 05/25/35
(a)
.. 2,537 1,945,101
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 3.01%,
04/25/46
(a)
................... 2,560 806,056

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-21, Class 1A1, 6.25%, 02/25/38 USD 142 $ 74,061
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 622 257,295
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 949 392,893
CHNGE Mortgage Trust
(a)(b)
Series 2022-2, Class A1, 3.76%, 03/25/67 8,917 8,284,870
Series 2022-3, Class A1, 5.00%, 05/25/67 9,538 9,302,788
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 ... 64 55,783
COLT Mortgage Loan Trust
(b)
Series 2022-5, Class A1, 4.55%, 04/25/67
(a)
4,370 4,217,556
Series 2022-9, Class A1, 6.79%, 12/25/67
(d)
13,619 13,746,347
Credit Suisse Mortgage Capital Certificates,
Series 2008-2R, Class 1A1, 6.00%,
07/25/37
(b)
..................... 328 270,050
CSMC Trust
(a)(b)
Series 2011-4R, Class 1A2, (LIBOR USD 1
Month + 1.50%), 5.27%, 09/27/37 ... 5,021 4,193,816
Series 2022-ATH2, Class A1, 4.55%,
05/25/67 .................... 1,586 1,516,654
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (LIBOR USD
1 Month + 0.38%), 4.77%, 08/25/47
(a)
... 10,633 8,216,860
Ellington Financial Mortgage Trust, Series
2021-2, Class A1, 0.93%, 06/25/66
(a)(b)
.. 2,220 1,707,294
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 3.78%,
02/25/37
(a)
..................... 993 617,175
GCAT Trust
(a)(b)
Series 2022-NQM2, Class A1, 4.21%,
02/25/67 .................... 2,805 2,638,808
Series 2022-NQM3, Class A1, 4.35%,
04/25/67 .................... 15,075 14,412,425
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.17%, 05/25/35
(a)
..... 21 18,210
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (LIBOR
USD 1 Month + 0.17%), 4.56%, 02/25/36 2,199 1,867,689
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 2.00%), 4.05%,
03/25/36 .................... 1,015 960,217
Impac CMB Trust, Series 2005-6, Class 1A1,
(LIBOR USD 1 Month + 0.50%), 4.89%,
10/25/35
(a)
..................... 1,307 1,113,782
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 572 422,509
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,213 706,351
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 3.25%,
08/25/37 .................... 96 72,053
Series 2007-AR15, Class 2A1, 3.26%,
08/25/37 .................... 494 371,828
JP Morgan Mortgage Trust, Series 2022-DSC1,
Class A1, 4.75%, 01/25/63
(a)(b)
........ 14,593 13,820,946
Lehman XS Trust, Series 2007-20N, Class A1,
(LIBOR USD 1 Month + 2.30%), 6.69%,
12/25/37
(a)
..................... 6,352 6,228,607
Loan Revolving Advance Investment Trust,
Series 2021-2, Class A1X, (LIBOR USD 1
Month + 2.75%), 7.04%, 06/30/23
(a)(b)
... 2,722 2,694,802
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 3.99%,
12/25/35 .................... 355 326,966
Series 2006-1, Class 2A1, 3.16%, 02/25/36 276 261,289
MFRA Trust, Series 2022-CHM1, Class M1,
4.57%, 09/25/56
(a)(b)
............... 4,000 3,200,904
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
OBX Trust
(b)(d)
Series 2022-NQM7, Class A1, 5.11%,
08/25/62 .................... USD 6,046 $ 5,931,132
Series 2022-NQM8, Class A1, 6.10%,
09/25/62 .................... 3,425 3,403,088
Series 2022-NQM9, Class A1A, 6.45%,
09/25/62 .................... 21,210 21,106,244
Prima Capital CRE Securitization Ltd.
(b)
Series 2015-4A, Class C, 4.00%, 08/24/49 2,985 2,886,307
Series 2016-6A, Class C, 4.00%, 08/24/40 16,500 14,587,089
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
............. 332 284,364
PRKCM Trust, Series 2022-AFC2, Class A1,
5.33%, 08/25/57
(a)(b)
............... 16,448 16,129,198
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 ................. 149 122,362
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1 Month CME Term
SOFR + 2.55%), 6.87%, 10/25/39
(a)(b)
... 12,482 12,416,273
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 .. 313 119,963
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 ................. 34 25,913
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(b)(d)
........ 17,788 17,475,816
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b)(d)
... 16,130 14,695,165
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 3.49%,
04/25/47
(a)
..................... 202 103,206
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR2, Class A1, (LIBOR USD 1
Month + 0.46%), 4.85%, 02/25/36 ... 521 449,377
Series 2006-AR4, Class 3A1, (LIBOR USD
1 Month + 0.38%), 4.77%, 06/25/36 .. 7,216 5,912,359
Series 2006-AR6, Class 2A1, (LIBOR USD
1 Month + 0.38%), 4.77%, 07/25/46 .. 9,460 6,502,603
Series 2007-AR4, Class GA4B, (LIBOR
USD 1 Month + 0.18%), 4.57%, 09/25/47 1,777 1,589,519
Verus Securitization Trust
(b)(d)
Series 2022-3, Class A1, 4.13%, 02/25/67 11,350 10,713,837
Series 2022-INV2, Class A1, 6.79%,
10/25/67 .................... 17,482 17,603,932
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a)(b)
........ 2,800 2,466,883
WaMu Mortgage Pass-Through Certificates
Trust
(a)
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.75%), 2.80%,
06/25/47 .................... 5,315 4,089,183
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.81%), 2.86%,
07/25/47 .................... 2,895 2,305,301
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-8, Class A5, 4.17%, 10/25/36
(d)
1,055 383,226
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.98%), 3.03%,
06/25/46
(a)
................... 3,238 2,118,485

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 2.90%,
10/25/46
(a)
................... USD 4,745 $ 3,846,030
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.72%), 2.77%,
12/25/46
(a)
................... 4,115 3,257,179
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.84%), 2.89%,
05/25/47
(a)
................... 2,461 1,994,087
369,533,022
Commercial Mortgage-Backed Securities — 5.0%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.66%, 06/05/37
(a)(b)
......... 7,780 5,593,161
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 6.36%, 09/15/34
(a)(b)(g)
........ 25,775 23,050,080
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
6.42%, 04/15/35
(a)(b)
............... 3,467 3,188,093
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (LIBOR USD 1 Month + 1.95%),
6.52%, 12/15/36
(a)(b)
............... 11,310 10,314,149
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 5.82%, 11/15/32 ... 3,225 2,873,702
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 6.32%, 11/15/32 ... 3,965 3,364,531
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 6.02%, 09/15/34 ... 11,982 11,321,737
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (LIBOR USD 1
Month + 0.47%), 4.85%, 08/25/35 ... 2,563 2,357,155
Series 2005-3A, Class A1, (LIBOR USD 1
Month + 0.48%), 4.87%, 11/25/35 ... 643 585,354
Series 2007-1, Class A1, (LIBOR USD 1
Month + 0.33%), 4.72%, 03/25/37 ... 2,183 1,971,553
Series 2007-3, Class A2, (LIBOR USD 1
Month + 0.29%), 4.68%, 07/25/37 ... 3,235 2,873,385
Series 2007-6A, Class A4A, (LIBOR USD 1
Month + 1.50%), 5.89%, 12/25/37 ... 1,871 1,636,548
BBCMS Mortgage Trust
(a)(b)
Series 2017-DELC, Class E, (LIBOR USD 1
Month + 2.63%), 6.94%, 08/15/36 ... 2,710 2,628,029
Series 2017-DELC, Class F, (LIBOR USD 1
Month + 3.63%), 7.94%, 08/15/36 ... 1,800 1,728,842
Series 2018-CHRS, Class E, 4.27%,
08/05/38 .................... 1,750 1,125,952
BB-UBS Trust, Series 2012-SHOW, Class E,
4.03%, 11/05/36
(a)(b)
............... 2,672 2,340,794
BDS LLC, Series 2022-FL12, Class A, (1
Month CME Term SOFR + 2.14%), 6.46%,
08/19/38
(a)(b)
.................... 4,860 4,757,969
Benchmark Mortgage Trust, Series 2018-B7,
Class C, 4.86%, 05/15/53
(a)
.......... 3,078 2,608,799
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 8.02%, 10/15/35
(a)(b)
2,433 1,980,625
BPR Trust, Series 2021-TY, Class E, (LIBOR
USD 1 Month + 3.60%), 7.92%, 09/15/38
(a)(b)
4,495 4,062,432
BWAY Mortgage Trust
(b)
Series 2013-1515, Class D, 3.63%, 03/10/33 3,600 3,150,930
Series 2013-1515, Class E, 3.72%, 03/10/33 2,000 1,727,664
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class G, (1 Month CME
Term SOFR + 2.41%), 6.75%, 10/15/36 USD 6,375 $ 6,102,139
Series 2019-XL, Class J, (1 Month CME
Term SOFR + 2.76%), 7.10%, 10/15/36 14,288 13,582,058
Series 2021-21M, Class E, (LIBOR USD 1
Month + 2.17%), 6.49%, 10/15/36 ... 4,840 4,436,064
Series 2021-CIP, Class E, (LIBOR USD 1
Month + 2.82%), 7.14%, 12/15/38 ... 11,394 10,479,824
Series 2021-NWM, Class A, (LIBOR USD 1
Month + 0.91%), 5.23%, 02/15/33
(g)
.. 12,383 11,640,440
Series 2021-NWM, Class B, (LIBOR USD 1
Month + 2.15%), 6.47%, 02/15/33
(g)
.. 7,261 6,825,360
Series 2021-NWM, Class C, (LIBOR USD 1
Month + 4.25%), 8.57%, 02/15/33
(g)
.. 4,795 4,507,016
Series 2021-SOAR, Class G, (LIBOR USD 1
Month + 2.80%), 7.12%, 06/15/38 ... 11,096 10,242,959
Series 2021-VINO, Class F, (LIBOR USD 1
Month + 2.80%), 7.12%, 05/15/38 ... 15,325 14,216,003
Series 2021-XL2, Class F, (LIBOR USD 1
Month + 2.24%), 6.56%, 10/15/38 ... 12,955 12,094,505
Series 2022-CSMO, Class C, (1 Month CME
Term SOFR + 3.89%), 8.22%, 06/15/27 6,670 6,594,813
Series 2022-LP2, Class F, (1 Month CME
Term SOFR + 3.26%), 7.59%, 02/15/39 9,564 8,768,473
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (LIBOR USD 1
Month + 3.14%), 7.46%, 10/15/36 ... 10,310 9,211,341
Series 2021-LBA, Class AJV, (LIBOR USD 1
Month + 0.80%), 5.12%, 02/15/36 ... 3,287 3,124,252
Series 2021-LBA, Class AV, (LIBOR USD 1
Month + 0.80%), 5.12%, 02/15/36 ... 1,483 1,409,572
Series 2021-LBA, Class GJV, (LIBOR USD
1 Month + 3.00%), 7.32%, 02/15/36 .. 6,202 5,376,182
Series 2021-LBA, Class GV, (LIBOR USD 1
Month + 3.00%), 7.32%, 02/15/36 ... 8,900 7,821,757
Series 2021-MFM1, Class E, (LIBOR USD 1
Month + 2.25%), 6.57%, 01/15/34 ... 4,680 4,351,110
Series 2021-MFM1, Class F, (LIBOR USD 1
Month + 3.00%), 7.32%, 01/15/34 ... 7,240 6,659,490
Series 2021-VIEW, Class E, (LIBOR USD 1
Month + 3.60%), 7.92%, 06/15/36 ... 7,366 6,683,704
Series 2022-GPA, Class A, (1 Month CME
Term SOFR + 2.17%), 6.50%, 10/15/39 25,750 25,588,746
Series 2022-GPA, Class D, (1 Month CME
Term SOFR + 4.06%), 8.40%, 10/15/39 6,780 6,695,576
Series 2022-IND, Class E, (1 Month CME
Term SOFR + 3.99%), 8.31%, 04/15/37 6,439 6,049,500
Series 2022-VAMF, Class A, (1 Month CME
Term SOFR + 0.85%), 5.19%, 01/15/39 4,180 3,991,449
BXP Trust
(a)(b)
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 ... 6,800 5,325,473
Series 2017-CC, Class E, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37
(g)
.. 10,985 8,278,121
Series 2021-601L, Class D, 2.78%,
01/15/44
(g)
................... 3,863 2,424,032
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class C, 4.84%, 05/10/58
(a)
3,330 2,973,288
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
................... 3,600 3,567,354
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
................... 2,100 2,022,081
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.09%,
03/11/47
(a)
................... 2,278 2,199,954

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2016-C1, Class C, 4.94%, 05/10/49
(a)
USD 2,870 $ 2,537,868
Series 2016-C1, Class D, 4.94%, 05/10/49
(a)
(b)
......................... 980 809,234
Series 2016-GC37, Class C, 4.91%,
04/10/49
(a)
................... 2,640 2,375,249
Series 2016-GC37, Class D, 2.79%,
04/10/49
(b)
................... 3,446 2,631,857
Commercial Mortgage Trust
(a)
Series 2013-300P, Class D, 4.39%,
08/10/30
(b)
................... 2,245 1,990,460
Series 2013-GAM, Class E, 3.42%,
02/10/28
(b)(g)
.................. 2,000 1,871,129
Series 2014-CR15, Class C, 4.67%,
02/10/47 .................... 463 444,109
Series 2015-CR23, Class B, 4.18%,
05/10/48 .................... 9,520 8,799,006
Series 2015-LC19, Class C, 4.22%,
02/10/48 .................... 6,513 5,967,833
Series 2016-667M, Class D, 3.18%,
10/10/36
(b)
................... 3,200 2,428,106
Credit Suisse Mortgage Capital Certificates
(a)(b)
Series 2015-RPL1,  (SOFR + 0.03%),
3.95%, 02/15/24 ............... 8,800 8,604,189
Series 2021-980M, Class E, 3.54%,
07/15/31 .................... 1,450 1,049,053
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (LIBOR USD 1
Month + 4.86%), 9.18%, 10/15/37
(g)
.. 4,661 4,039,688
Series 2021-BHAR, Class E, (LIBOR USD 1
Month + 3.50%), 7.82%, 11/15/38 ... 1,338 1,254,849
Series 2022-NWPT, Class A, (1 Month CME
Term SOFR + 3.14%), 7.48%, 09/09/24 15,900 15,593,119
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (LIBOR USD 1 Month + 2.00%),
6.32%, 05/15/35
(a)(b)
............... 4,998 4,709,590
DBUBS Mortgage Trust
(a)(b)(g)
Series 2017-BRBK, Class E, (LIBOR USD 1
Month + 0.00%), 3.53%, 10/10/34 ... 9,073 7,603,017
Series 2017-BRBK, Class F, 3.53%,
10/10/34 .................... 1,910 1,606,815
ELP Commercial Mortgage Trust
(a)(b)
Series 2021-ELP, Class G, (LIBOR USD 1
Month + 3.12%), 7.43%, 11/15/38 ... 11,890 10,835,046
Series 2021-ELP, Class J, (LIBOR USD 1
Month + 3.61%), 7.93%, 11/15/38 ... 2,265 2,063,677
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR USD 1
Month + 2.25%), 6.57%, 07/15/38 ... 9,177 8,785,826
Series 2021-ESH, Class E, (LIBOR USD 1
Month + 2.85%), 7.17%, 07/15/38 ... 6,414 6,107,916
Series 2021-ESH, Class F, (LIBOR USD 1
Month + 3.70%), 8.02%, 07/15/38 ... 5,194 4,870,265
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class J, 5.86%, 05/03/32
(b)
..... 1,500 1,334,957
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class F, (LIBOR USD 1
Month + 3.44%), 7.75%, 11/15/36 ... 2,740 2,510,031
Series 2022-AGSS, Class A, (1 Month CME
Term SOFR + 2.69%), 7.03%, 11/15/27 5,070 5,081,829
GS Mortgage Securities Trust, Series 2015-
GC32, Class C, 4.41%, 07/10/48
(a)
..... 1,075 960,691
Harvest Commercial Capital Loan Trust
(a)(b)
Series 2019-1, Class M4, 4.64%, 09/25/46 3,150 2,814,038
Series 2019-1, Class M5, 5.73%, 09/25/46 2,000 1,761,175
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (LIBOR USD 1
Month + 3.35%), 7.67%, 10/15/36 ... USD 4,743 $ 4,292,177
Series 2021-LULU, Class F, (LIBOR USD 1
Month + 4.40%), 8.72%, 10/15/36 ... 1,177 1,060,930
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1 Month CME Term SOFR +
2.25%), 6.58%, 10/15/39
(a)(b)
......... 17,200 17,194,630
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.12%,
12/15/48
(a)(b)
.................... 1,898 1,608,142
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2019-OSB, Class E, 3.78%, 06/05/39 2,800 2,128,891
Series 2022-NLP, Class F, (1 Month CME
Term SOFR + 3.54%), 7.88%, 04/15/37 10,561 8,512,667
Series 2022-NXSS, Class A, (1 Month CME
Term SOFR + 2.18%), 6.51%, 08/15/39 8,730 8,708,037
Series 2022-OPO, Class D, 3.45%, 01/05/39 2,909 2,091,052
KNDL Mortgage Trust, Series 2019-KNSQ,
Class E, (LIBOR USD 1 Month + 1.80%),
6.12%, 05/15/36
(a)(b)
............... 9,525 9,266,438
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 6.67%,
03/15/38
(a)(b)
.................... 8,334 7,863,099
LSTAR Commercial Mortgage Trust, Series
2017-5, Class C, 4.67%, 03/10/50
(a)(b)
... 3,375 2,923,390
LUXE Trust
(a)(b)
Series 2021-TRIP, Class A, (LIBOR USD 1
Month + 1.05%), 5.37%, 10/15/38 ... 774 739,582
Series 2021-TRIP, Class E, (LIBOR USD 1
Month + 2.75%), 7.07%, 10/15/38 ... 920 842,036
MAD Mortgage Trust, Series 2017-330M, Class
D, 3.98%, 08/15/34
(a)(b)
............. 3,305 2,956,675
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (LIBOR USD 1
Month + 4.00%), 8.32%, 11/15/38 ... 13,800 12,692,790
Series 2021-MDLN, Class G, (LIBOR USD 1
Month + 5.25%), 9.57%, 11/15/38 ... 21,950 20,058,411
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class G, (1 Month CME
Term SOFR + 4.22%), 8.56%, 12/15/34
(a)(b)
3,940 3,559,879
MHP, Series 2021-STOR, Class J, (LIBOR USD
1 Month + 3.95%), 8.27%, 07/15/38
(a)(b)
.. 1,277 1,201,694
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C23, Class D, 4.14%,
07/15/50
(a)(b)
.................... 727 614,361
Morgan Stanley Capital I Trust
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
................... 1,570 1,068,564
Series 2018-H3, Class C, 4.86%, 07/15/51
(a)
2,880 2,432,404
Series 2018-MP, Class E, 4.28%, 07/11/40
(a)
(b)
......................... 2,112 1,488,086
Series 2018-SUN, Class F, (LIBOR USD 1
Month + 2.55%), 6.87%, 07/15/35
(a)(b)
. 3,060 2,921,548
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class F, (1 Month CME Term SOFR +
5.29%), 9.62%, 03/15/39
(a)(b)
......... 19,307 18,084,757
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 3.95%, 05/10/39
(a)(b)(g)
..... 8,300 5,694,517
PFP Ltd., Series 2022-9, Class A, (1 Month
CME Term SOFR + 2.27%), 6.60%,
08/19/35
(a)(b)
.................... 37,250 36,342,001
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (LIBOR USD 1 Month +
4.35%), 8.67%, 07/15/38
(a)(b)
......... 1,400 1,252,641

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust, Series
2022-1, Class M4, 5.20%, 02/25/52
(a)(b)
.. USD 6,158 $ 4,873,568
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3, Class B, 4.50%,
09/15/57
(a)
................... 1,600 1,473,521
Series 2016-C37, Class C, 4.49%,
12/15/49
(a)
................... 2,803 2,433,282
Series 2016-LC25, Class C, 4.34%,
12/15/59
(a)
................... 8,320 7,091,203
Series 2016-NXS5, Class B, 4.95%,
01/15/59
(a)
................... 1,875 1,736,222
Series 2016-NXS6, Class C, 4.39%,
11/15/49
(a)
................... 4,783 4,164,237
Series 2017-C39, Class C, 4.12%, 09/15/50 3,268 2,683,782
Series 2018-C45, Class C, 4.73%, 06/15/51 1,158 974,382
WFRBS Commercial Mortgage Trust, Series
2014-C22, Class C, 3.77%, 09/15/57
(a)
.. 1,300 1,185,255
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1 Month CME Term
SOFR + 2.79%), 7.12%, 11/15/27
(a)(b)
... 11,975 11,929,924
656,069,517
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 0.91%,
08/10/35 .................... 72,873 2,303,485
Series 2015-SRCH, Class XB, 0.19%,
08/10/35 .................... 35,000 306,112
BX Trust, Series 2022-GPA, Class XCP, 1.03%,
10/15/39
(b)
..................... 375,000 2,372,363
CFCRE Commercial Mortgage Trust, Series
2016-C6, Class XA, 1.09%, 11/10/49 ... 59,931 1,905,599
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.74%,
09/10/47
(b)
................... 12,675 152,643
Series 2015-CR25, Class XA, 0.80%,
08/10/48 .................... 12,031 206,698
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.80%,
09/15/47 ...................... 6,076 57,006
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... 40,477 929,805
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.79%, 03/10/50
(b)
.... 34,058 697,864
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C15, Class XB, 0.33%,
04/15/47
(b)
................... 80,982 224,215
Series 2015-C26, Class XD, 1.31%,
10/15/48
(b)
................... 12,675 405,749
Series 2016-C32, Class XA, 0.65%,
12/15/49 .................... 29,644 615,642
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.60%, 03/15/49
(b)
.... 13,600 605,056
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.20%,
04/10/37 .................... 40,610 361,591
Series 2017-75B, Class XB, 0.03%,
04/10/37 .................... 27,000 62,041
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.25%,
08/15/49
(b)
................... 11,784 431,969
Series 2016-LC25, Class XA, 0.83%,
12/15/59 .................... 19,055 507,144
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust
Series 2014-C20, Class XB, 0.58%,
05/15/47 .................... USD 57,079 $ 414,882
Series 2014-LC14, Class XA, 1.24%,
03/15/47 .................... 22,256 188,827
12,748,691
Total Non-Agency Mortgage-Backed Securities — 8.0%
(Cost: $1,107,202,159) ........................... 1,038,351,230
Preferred Securities
Capital Trusts — 2.6%
Banks — 0.9%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00%
(c)
.. EUR 5,400 5,498,692
Bank of America Corp., Series RR, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.76%), 4.38% ...... USD 17,500 14,821,289
Citigroup, Inc.
Series U, (SOFR 1 Day + 3.81%), 5.00% . 33,356 29,687,250
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ...................... 1,170 1,019,210
Series Y, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.00%),
4.15% ...................... 15 12,246
HSBC Holdings plc, (USD Swap Rate 5 Year +
3.71%), 6.38% .................. 1,200 1,144,560
JPMorgan Chase & Co.
Series FF, (SOFR 1 Day + 3.38%), 5.00% 6,000 5,489,584
Series HH, (SOFR 1 Day + 3.13%), 4.60% 1,477 1,301,606
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.60%),
3.40% ...................... 22,250 17,633,125
Series V, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.24%),
6.20% ...................... 3,762 3,676,414
US Bancorp, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.54%),
3.70% ........................ 15,530 12,695,775
Wells Fargo & Co.
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ...................... 15,875 14,217,809
Series BB, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.45%),
3.90% ...................... 8,065 7,059,012
114,256,572
Capital Markets — 0.6%
(a)(k)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% 21,025 18,699,531
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ...................... 21,725 18,846,437
Series H, (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ................ 30,186 24,071,826
Goldman Sachs Group, Inc. (The), Series
T, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%), 3.80% 16,500 13,442,578
75,060,372

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Consumer Finance — 0.3%
(a)(k)
Ally Financial, Inc., Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.87%), 4.70% ............. USD 36,150 $ 24,175,313
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ....... 20,150 16,039,774
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70% 5,220 4,418,077
44,633,164
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(k)
........... 16,815 16,374,051
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(k)
........... 36,050 29,502,960
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(a)(b)(k)
..................... 1,923 1,749,802
Insurance — 0.2%
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85%
(a)(k)
............... 26,150 24,286,813
Oil, Gas & Consumable Fuels — 0.3%
(a)(k)
Energy Transfer LP, Series G, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.31%), 7.13% ............. 44,150 36,865,250
MPLX LP, Series B, (LIBOR USD 3 Month +
4.65%), 6.88% .................. 170 167,450
37,032,700
Total Capital Trusts — 2.6%
(Cost: $408,344,206) ............................. 342,896,434
Shares
Shares
Preferred Stocks — 0.4%
Consumer Finance — 0.1%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 6.47%
(a)(k)
................ 136,000 7,825,440
Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%
(k)
.... 735,000 14,560,350
Life Sciences Tools & Services — 0.0%
Sartorius AG (Preference) ............. 2,439 963,103
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP, Series E, (LIBOR USD 3
Month + 5.16%), 7.60%
(a)(k)
.......... 138,000 3,020,820
Petroleo Brasileiro SA (Preference) ....... 662,016 3,070,288
6,091,108
Technology Hardware, Storage &
Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference) . 530,403 21,255,029
Total Preferred Stocks — 0.4%
(Cost: $51,894,195) .............................. 50,695,030
Security
Shares
Shares Value
Trust Preferreds — 0.2%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (30Y CMT + 1.55%),
6.29%, 12/21/65
(a)(b)
............... 16,872,000 $ 9,954,480
Consumer Finance — 0.1%
ILFC E-Capital Trust II , (LIBOR USD 3 Month +
1.80%), 6.54%, 12/21/65
(a)(b)
......... 11,944,000 7,703,880
Total Trust Preferreds — 0.2%
(Cost: $27,894,929) .............................. 17,658,360
Total Preferred Securities — 3.2%
(Cost: $488,133,330) ............................. 411,249,824
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class
CFX, (LIBOR USD 1 Month + 0.00%),
3.66%, 04/25/28
(a)(b)
............... USD 4,627 3,809,030
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-K732, Class B,
4.05%, 05/25/25
(a)(b)
............... 1,500 1,427,218
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $5,980,249) .............................. 5,236,248
U.S. Treasury Obligations
U.S. Treasury Notes , 4.25%, 09/30/24
(s)
.... 147,639 146,883,105
Total U.S. Treasury Obligations — 1.1%
(Cost: $147,529,273) ............................. 146,883,105
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 share for 1 warrant,
Expires 06/30/27, Strike Price USD 10.00)
(e)
(g)
........................... 1,841 —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(e)
.... 1,489 18,761
Total Warrants — 0.0%
(Cost: $—) .................................... 18,761
Total Long-Term Investments — 96.8%
(Cost: $13,505,734,638) ........................... 12,627,817,007

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.4%
(r)(t)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.03% ................... 207,458,680 $ 207,458,680
SL Liquidity Series, LLC, Money Market Series,
4.49%
(u)
....................... 101,871,324 101,861,137
Total Short-Term Securities — 2.4%
(Cost: $309,270,878) ............................. 309,319,817
Total Options Purchased — 0.0%
( Cost: $48,037 ) ................................ 35,765
Total Investments Before Options Written — 99.2%
(Cost: $13,815,053,553 ) ........................... 12,937,172,589
Total Options Written — (0.0)%
(Premium Received — $(25,267)) .................... (8,793)
Total Investments Net of Options Written — 99.2%
(Cost: $13,815,028,286 ) ........................... 12,937,163,796
Other Assets Less Liabilities — 0.8% ................... 109,638,145
Net Assets — 100.0% ..............................
$ 13,046,801,941
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
All or a portion of this security is on loan.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $0, representing less than 0.05% of its net assets as of period end, and an original cost of $0.
(j)
Convertible security.
(k)
Perpetual security with no stated maturity date.
(l)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)
Issuer filed for bankruptcy and/or is in default.
(n)
Zero-coupon bond.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Fixed rate.
(q)
Rounds to less than 1,000.
(r)
Affiliate of the Fund.
(s)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(t)
Annualized 7-day yield as of period end.
(u)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,110,335,000 $ — $ (902,876,320)
(a)
$ — $ — $ 207,458,680 207,458,680 $ 6,240,898 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 407,625,445 — (305,586,716)
(a)
(193,683) 16,091 101,861,137 101,871,324 2,590,905
(b)
—
iShares Core Dividend Growth
ETF .................. 156,928,300 — — — (1,891,450) 155,036,850 3,100,737 2,081,416 —
iShares Core S&P 500 ETF .... — 272,106,782 (65,155,876) (1,442,263) (3,408,420) 202,100,223 526,015 1,200,461 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 380,113,648 — (267,151,840) (55,249,357) 28,877,313 86,589,764 1,176,012 7,165,641 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(c)
..... 52,903,976 — (51,365,671) 926,639 (2,464,944) — — 127,346 —
$ (55,958,664) $ 21,128,590 $ 753,046,654 $ 19,406,667 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 343 03/17/23 $ 16,454 $ (308,150)
S&P 500 E-Mini Index ...................................................... 483 03/17/23 93,243 (689,077)
U.S. Treasury 10 Year Note ................................................... 8,558 03/22/23 959,699 (4,977,581)
U.S. Treasury 10 Year Ultra Note ............................................... 5,483 03/22/23 646,394 (4,253,059)
U.S. Treasury 5 Year Note .................................................... 14,115 03/31/23 1,521,994 (20,634,767)
(30,862,634)
Short Contracts
GBP Currency ............................................................ 3,875 03/13/23 292,659 7,664,091
JPY Currency ............................................................ 523 03/13/23 50,385 (1,553,870)
EURO STOXX 50 Index ..................................................... 1,165 03/17/23 47,182 1,913,171
MSCI Emerging Markets E-Mini Index ............................................ 3,226 03/17/23 154,751 4,102,601
U.S. Treasury 10 Year Note ................................................... 1,460 03/22/23 163,725 2,244,547
U.S. Treasury Long Bond .................................................... 138 03/22/23 17,207 571,176
U.S. Treasury Ultra Bond .................................................... 528 03/22/23 70,505 3,971,252
U.S. Treasury 2 Year Note .................................................... 10 03/31/23 2,050 (1,500)
U.S. Treasury 5 Year Note .................................................... 44 03/31/23 4,744 14,868
18,926,336
$ (11,936,298)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AED 735,000 USD 200,097 Citibank NA 01/13/23 $ 31
AUD 3,332,000 USD 2,241,543 Bank of America NA 01/13/23 27,906
AUD 854,000 USD 573,742 Barclays Bank plc 01/13/23 7,923
AUD 2,437,000 USD 1,618,965 UBS AG 01/13/23 40,893
CAD 17,685,000 USD 12,837,145 Bank of America NA 01/13/23 224,737
CAD 526,000 USD 387,502 Citibank NA 01/13/23 994
CAD 637,000 USD 468,501 Deutsche Bank AG 01/13/23 1,978
CAD 672,000 USD 494,260 Westpac Banking Corp. 01/13/23 2,069
CHF 730,000 USD 779,596 Bank of America NA 01/13/23 10,677
EUR 5,146,000 USD 5,387,119 Bank of America NA 01/13/23 124,961
EUR 3,305,000 USD 3,355,501 Bank of New York Mellon 01/13/23 184,613
EUR 546,000 USD 565,562 Barclays Bank plc 01/13/23 19,280
EUR 5,309,000 USD 5,412,246 Citibank NA 01/13/23 274,430
EUR 634,000 USD 674,896 HSBC Bank plc 01/13/23 4,206
EUR 2,043,000 USD 2,181,823 JPMorgan Chase Bank NA 01/13/23 6,517
EUR 25,228,000 USD 26,111,671 UBS AG 01/13/23 911,019
EUR 68,000 USD 70,785 Westpac Banking Corp. 01/13/23 2,052
GBP 1,487,000 USD 1,771,522 Bank of America NA 01/13/23 26,626
GBP 2,730,000 USD 3,020,592 Citibank NA 01/13/23 280,648
GBP 260,000 USD 293,011 UBS AG 01/13/23 21,393
HKD 7,497,000 USD 956,317 Bank of America NA 01/13/23 4,433
HKD 8,154,000 USD 1,039,648 Barclays Bank plc 01/13/23 5,297
HKD 6,126,000 USD 783,392 UBS AG 01/13/23 1,663
JPY 258,796,000 USD 1,875,217 Bank of America NA 01/13/23 99,146
JPY 27,931,000 USD 189,857 Bank of New York Mellon 01/13/23 23,229
JPY 2,547,000 USD 18,846 Citibank NA 01/13/23 585
JPY 572,659,000 USD 3,948,727 UBS AG 01/13/23 420,106
KRW 1,530,726,000 USD 1,072,763 Citibank NA 01/13/23 143,005
NZD 15,340,000 USD 8,722,276 Bank of America NA 01/13/23 1,018,331
SGD 435,000 USD 303,053 Bank of America NA 01/13/23 21,798
USD 644,473 AUD 942,000 Bank of America NA 01/13/23 2,870
USD 873,445 CAD 1,177,000 Bank of America NA 01/13/23 4,130

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,236,200 CAD 1,654,000 Bank of New York Mellon 01/13/23 $ 14,580
USD 130,358 CAD 176,000 Deutsche Bank AG 01/13/23 367
USD 2,721,369 EUR 2,540,000 Bank of New York Mellon 01/13/23 676
USD 862,291 GBP 708,000 Bank of America NA 01/13/23 6,145
USD 67,342,664 GBP 54,750,000 Bank of New York Mellon 01/13/23 1,136,480
USD 1,935,344 GBP 1,600,000 UBS AG 01/13/23 551
USD 153,114 HKD 1,192,000 Barclays Bank plc 01/13/23 358
USD 362,128 NZD 568,000 UBS AG 01/13/23 1,459
5,078,162
CAD 1,955,000 USD 1,474,007 Bank of America NA 01/13/23 (30,072)
CAD 21,000 USD 15,521 Bank of New York Mellon 01/13/23 (11)
CAD 2,273,000 USD 1,696,906 Westpac Banking Corp. 01/13/23 (18,101)
GBP 833,000 USD 1,015,579 Bank of America NA 01/13/23 (8,278)
HKD 2,691,000 USD 345,765 UBS AG 01/13/23 (910)
USD 6,631,981 AED 24,359,000 Citibank NA 01/13/23 (565)
USD 2,122,425 AED 7,796,000 Deutsche Bank AG 01/13/23 (294)
USD 4,803,022 AUD 7,312,000 Bank of America NA 01/13/23 (177,234)
USD 130,984 AUD 202,000 UBS AG 01/13/23 (6,601)
USD 6,535,678 CAD 8,925,000 Bank of America NA 01/13/23 (56,196)
USD 1,067,890 CAD 1,480,000 Bank of New York Mellon 01/13/23 (25,216)
USD 1,356,353 CHF 1,296,000 Bank of America NA 01/13/23 (46,651)
USD 1,305,557 CHF 1,250,000 Citibank NA 01/13/23 (47,650)
USD 1,590,829 CHF 1,569,000 Deutsche Bank AG 01/13/23 (107,716)
USD 139,487 CHF 130,000 HSBC Bank plc 01/13/23 (1,246)
USD 5,796,495 EUR 5,539,000 Bank of America NA 01/13/23 (136,544)
USD 9,042,627 EUR 9,252,000 Bank of New York Mellon 01/13/23 (867,550)
USD 306,329,794 EUR 289,730,000 Barclays Bank plc 01/13/23 (4,011,272)
USD 24,508,219 EUR 23,652,000 Deutsche Bank AG 01/13/23 (826,357)
USD 731,484 EUR 688,000 HSBC Bank plc 01/13/23 (5,460)
USD 1,914,455 EUR 1,853,000 UBS AG 01/13/23 (70,365)
USD 79,331 GBP 66,000 Bank of America NA 01/13/23 (479)
USD 3,871,831 GBP 3,246,000 Bank of New York Mellon 01/13/23 (53,379)
USD 2,526,082 GBP 2,218,000 UBS AG 01/13/23 (156,024)
USD 364,871 HKD 2,861,000 Bank of New York Mellon 01/13/23 (1,770)
USD 2,522,232 HKD 19,767,000 UBS AG 01/13/23 (10,934)
USD 281,439 JPY 38,994,000 Bank of America NA 01/13/23 (16,047)
USD 1,340,877 JPY 192,235,000 Deutsche Bank AG 01/13/23 (125,690)
USD 650,136 JPY 88,482,000 Westpac Banking Corp. 01/13/23 (24,896)
USD 449,469 NZD 806,000 Bank of America NA 01/13/23 (62,326)
USD 850,006 NZD 1,371,000 UBS AG 01/13/23 (20,553)
USD 5,654,292 ZAR 101,900,000 BNP Paribas SA 02/28/23 (314,039)
USD 5,193,100 ZAR 93,750,000 HSBC Bank plc 02/28/23 (297,882)
USD 451,262 ZAR 8,150,000 Toronto Dominion Bank 02/28/23 (26,087)
USD 862,463 EUR 810,458 Bank of America NA 03/15/23 (9,296)
USD 4,609,796 EUR 4,350,620 Bank of New York Mellon 03/15/23 (69,893)
USD 3,196,471 EUR 2,986,873 JPMorgan Chase Bank NA 03/15/23 (16,321)
(7,649,905)
$ (2,571,743)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ....................... 74 01/20/23 EUR 3,725.00 EUR 2,807 $ 35,765

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ........................ 74 01/20/23 EUR 3,550.00 EUR 2,807 $ (8,793)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1.00 % Quarterly 12/20/27 USD 13,450 $ (111,307) $ (38,520) $ (72,787)
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon
SA ............. 5.00 % Quarterly
Credit Suisse
International 06/20/23 CCC+ EUR 400 $ (20,686) $ (21,668) $ 982
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Goldman Sachs
International 06/20/23 NR EUR 438 (22,652) (24,252) 1,600
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 CCC+ EUR 540 (27,926) (23,287) (4,639)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 CCC+ EUR 292 (15,100) (13,408) (1,692)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 CCC+ EUR 340 (17,583) (29,850) 12,267
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/23 CCC+ EUR 400 (20,686) (38,577) 17,891
Novafives SAS ....... 5.00 Quarterly Citibank NA 06/20/23 B- EUR 310 (9,885) (10,680) 795
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 134 (4,283) (4,698) 415
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 236 (7,515) (7,692) 177
thyssenkrupp AG ...... 1.00 Quarterly BNP Paribas SA 06/20/23 BB EUR 800 (6,993) (11,410) 4,417
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/23 CCC+ EUR 200 (25,201) (42,184) 16,983
thyssenkrupp AG ...... 1.00 Quarterly Bank of America NA 12/20/23 BB EUR 710 (15,826) (15,193) (633)
Telecom Italia SpA ..... 5.00 Quarterly Barclays Bank plc 12/20/24 B+ EUR 200 8,368 8,039 329
Saipem Finance
International BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ EUR 700 (18,895) (13,542) (5,353)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 360 14,090 30,219 (16,129)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 B+ EUR 320 (48,591) (11,220) (37,371)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 B+ EUR 244 (36,999) 8,584 (45,583)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 237 (35,964) 8,825 (44,789)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 125 (18,981) 4,379 (23,360)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 B+ EUR 125 (18,981) 5,140 (24,121)
K+S AG ............ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB+ EUR 560 53,254 40,454 12,800
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
Credit Suisse
International 12/20/26 NR EUR 480 (30,863) (27,109) (3,754)
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 12,480 14,746 (2,266)

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
December 31, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Cellnex Telecom SA .... 5.00 % Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 800 $ 100,895 $ 63,924 $ 36,971
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 1,310 49,294 54,129 (4,835)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 220 8,279 6,749 1,530
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 364 13,687 12,081 1,606
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 342 12,866 11,356 1,510
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
Credit Suisse
International 06/20/27 BB EUR 615 (48,419) (79,748) 31,329
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 131 (10,275) (17,797) 7,522
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 227 (17,846) (22,626) 4,780
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 113 (8,923) (11,313) 2,390
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 529 (41,687) (84,670) 42,983
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 CCC- EUR 304 (78,639) (71,572) (7,067)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC- EUR 513 (132,862) (119,062) (13,800)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC- EUR 183 (47,268) (42,359) (4,909)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC- EUR 149 (38,552) (35,564) (2,988)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC- EUR 312 (80,681) (72,760) (7,921)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC- EUR 226 (58,498) (52,714) (5,784)
Telecom Italia SpA ..... 1.00 Quarterly Citibank NA 06/20/29 B+ EUR 300 (60,902) (52,749) (8,153)
CMBX.NA.9.A ........ 2.00 Monthly
Credit Suisse
International 09/17/58 A USD 3,750 (196,822) (102,202) (94,620)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 3,750 (705,683) (341,756) (363,927)
$ (1,657,454) $ (1,133,037) $ (524,417)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/23 $ 5,386,754 $ (190,217)
(c)
$ 5,119,566 0.0%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 6,171,535 163,015
(e)
6,386,608 0.0
$ (27,202) $ 11,506,174

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2022
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b) (d)
Range: 90 basis points 40-60 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $76,971 of net dividends and financing fees.
(e)
Amount includes $(52,058) of net dividends and financing fees.
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Vietnam
Vietnam Dairy Products JSC .. 1,586,100 $ 5,119,566 100.0%
Net Value of Reference Entity — HSBC Bank plc $ 5,119,566
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 8, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
China
Prosus NV .............. 47,757 3,297,308 51.6
Hong Kong
Prudential plc ............ 226,409 3,087,153 48.4
Russia
X5 Retail Group NV, GDR, Class
S .................. 214,691 2,147 0.0
(a)
Total Reference Entity — Long ............ 6,386,608
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 6,386,608
(a)
Rounds to less than 0.1%.

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,667,811,057 $ — $ 1,667,811,057
Common Stocks
Aerospace & Defense .................................... 15,202,392 12,556,380 — 27,758,772
Air Freight & Logistics .................................... 15,284,020 4,869,665 — 20,153,685
Airlines .............................................. 6,659,172 7,515,777 — 14,174,949
Auto Components ...................................... 5,714,594 — — 5,714,594
Automobiles .......................................... 5,863,856 7,263,448 — 13,127,304
Banks ............................................... 73,763,665 141,359,823 906 215,124,394
Beverages ........................................... 8,790,853 38,074,860 — 46,865,713
Biotechnology ......................................... 19,800,942 3,619,513 — 23,420,455
Building Products ....................................... — 3,180,295 — 3,180,295
Capital Markets ........................................ 20,198,513 9,796,515 — 29,995,028
Chemicals ............................................ 11,526,401 26,799,408 — 38,325,809
Commercial Services & Supplies ............................. — 400,794 5,365 406,159
Communications Equipment ................................ 7,706,663 5,962,773 — 13,669,436
Construction & Engineering ................................ 53,083 5,422,774 — 5,475,857
Construction Materials .................................... — 1,223,255 — 1,223,255
Consumer Finance ...................................... 13,597,333 5,648,313 — 19,245,646
Containers & Packaging .................................. 9,781,418 — — 9,781,418
Diversified Financial Services ............................... 10,186,908 — — 10,186,908
Diversified Telecommunication Services ........................ 26,387,552 52,317,649 — 78,705,201
Electric Utilities ........................................ 117,843,403 25,665,853 — 143,509,256
Electrical Equipment ..................................... — 22,339,404 — 22,339,404
Electronic Equipment, Instruments & Components ................. 15,734,258 10,463,008 — 26,197,266
Energy Equipment & Services .............................. 10,783,618 5,709,332 — 16,492,950
Equity Real Estate Investment Trusts (REITs) .................... 268,558,165 52,721,722 — 321,279,887
Food & Staples Retailing .................................. 17,202,723 7,344,162 2,075 24,548,960
Food Products ......................................... 9,398,923 23,713,792 — 33,112,715
Gas Utilities ........................................... 171,783 21,103,240 — 21,275,023
Health Care Equipment & Supplies ........................... 36,511,094 19,086,734 — 55,597,828
Health Care Providers & Services ............................ 47,111,611 12,728,885 — 59,840,496
Hotels, Restaurants & Leisure .............................. 8,801,133 16,378,516 — 25,179,649
Household Durables ..................................... 2,869,464 17,512,980 — 20,382,444
Household Products ..................................... 1,703,798 22,556,684 — 24,260,482
Independent Power and Renewable Electricity Producers ............ — 4,313,766 — 4,313,766
Industrial Conglomerates .................................. — 2,947,690 — 2,947,690
Insurance ............................................ 38,525,916 75,727,723 — 114,253,639
Interactive Media & Services ............................... 3,655,875 1,632,312 — 5,288,187
Internet & Direct Marketing Retail ............................ 12,596,883 14,289,477 — 26,886,360
IT Services ........................................... 73,792,894 33,510,232 — 107,303,126
Life Sciences Tools & Services .............................. — 19,793,379 — 19,793,379
Machinery ............................................ 16,642,598 36,102,096 — 52,744,694
Marine .............................................. — 234,431 — 234,431
Media ............................................... 10,076,400 185,502 — 10,261,902
Metals & Mining ........................................ 1,797,901 13,798,184 82 15,596,167
Multiline Retail ......................................... 4,895,942 556,737 193 5,452,872
Multi-Utilities .......................................... 86,930,396 11,090,549 — 98,020,945
Oil, Gas & Consumable Fuels ............................... 100,798,666 57,943,680 69,968 158,812,314
Personal Products ...................................... 15,102,520 12,445,941 — 27,548,461
Pharmaceuticals ....................................... 6,952,931 119,528,525 — 126,481,456
Professional Services .................................... 6,163,854 20,171,148 — 26,335,002
Real Estate Management & Development ....................... — 36,399,208 — 36,399,208
Road & Rail ........................................... 29,594,336 5,317,899 — 34,912,235
Semiconductors & Semiconductor Equipment .................... 1,992,180 66,131,277 — 68,123,457
Software ............................................. 47,857,535 — — 47,857,535

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Level 1 Level 2 Level 3 Total
Specialty Retail ........................................ $ 4,470,204 $ 29,233,542 $ — $ 33,703,746
Technology Hardware, Storage & Peripherals .................... — 15,932,780 — 15,932,780
Textiles, Apparel & Luxury Goods ............................ 4,162,553 32,916,100 — 37,078,653
Tobacco ............................................. 24,529,765 7,170,262 — 31,700,027
Trading Companies & Distributors ............................ — 23,762,542 — 23,762,542
Transportation Infrastructure ............................... 17,438,342 91,135,764 — 108,574,106
Water Utilities ......................................... 1,977,497 5,937,883 — 7,915,380
Wireless Telecommunication Services ......................... 6,065,769 22,063,410 4 28,129,183
Corporate Bonds
Aerospace & Defense .................................... — 129,699,271 — 129,699,271
Air Freight & Logistics .................................... — 1,610,585 — 1,610,585
Airlines .............................................. — 62,442,182 — 62,442,182
Auto Components ...................................... — 53,197,533 — 53,197,533
Automobiles .......................................... — 40,367,796 — 40,367,796
Banks ............................................... — 621,173,424 — 621,173,424
Beverages ........................................... — 8,065,234 — 8,065,234
Biotechnology ......................................... — 12,852,162 — 12,852,162
Building Products ....................................... — 26,606,587 — 26,606,587
Capital Markets ........................................ — 209,553,980 — 209,553,980
Chemicals ............................................ — 65,867,687 — 65,867,687
Commercial Services & Supplies ............................. — 86,149,154 — 86,149,154
Communications Equipment ................................ — 24,623,723 — 24,623,723
Construction & Engineering ................................ — 11,801,891 — 11,801,891
Construction Materials .................................... — 1,555,850 — 1,555,850
Consumer Finance ...................................... — 111,240,810 — 111,240,810
Containers & Packaging .................................. — 66,072,252 — 66,072,252
Distributors ........................................... — 1,894,531 — 1,894,531
Diversified Consumer Services .............................. — 20,096,115 — 20,096,115
Diversified Financial Services ............................... — 31,911,414 — 31,911,414
Diversified Telecommunication Services ........................ — 195,774,163 — 195,774,163
Electric Utilities ........................................ — 116,618,706 — 116,618,706
Electrical Equipment ..................................... — 11,940,127 — 11,940,127
Electronic Equipment, Instruments & Components ................. — 8,692,695 — 8,692,695
Energy Equipment & Services .............................. — 31,479,530 — 31,479,530
Entertainment ......................................... — 32,699,122 — 32,699,122
Equity Real Estate Investment Trusts (REITs) .................... — 99,984,755 — 99,984,755
Food & Staples Retailing .................................. — 24,222,416 — 24,222,416
Food Products ......................................... — 40,883,589 — 40,883,589
Gas Utilities ........................................... — 5,191,943 — 5,191,943
Health Care Equipment & Supplies ........................... — 21,265,750 — 21,265,750
Health Care Providers & Services ............................ — 100,010,603 — 100,010,603
Health Care Technology .................................. — 10,826,218 — 10,826,218
Hotels, Restaurants & Leisure .............................. — 167,864,594 — 167,864,594
Household Durables ..................................... — 17,128,791 — 17,128,791
Household Products ..................................... — 4,357,799 — 4,357,799
Independent Power and Renewable Electricity Producers ............ — 16,816,683 — 16,816,683
Industrial Conglomerates .................................. — 734,175 — 734,175
Insurance ............................................ — 133,015,598 — 133,015,598
Interactive Media & Services ............................... — 2,327,270 — 2,327,270
Internet & Direct Marketing Retail ............................ — 14,116,814 — 14,116,814
IT Services ........................................... — 64,838,988 — 64,838,988
Leisure Products ....................................... — 3,422,238 — 3,422,238
Life Sciences Tools & Services .............................. — 5,809,776 — 5,809,776
Machinery ............................................ — 41,973,150 — 41,973,150
Marine .............................................. — 2,920,858 — 2,920,858
Media ............................................... — 175,583,127 — 175,583,127
Metals & Mining ........................................ — 84,251,073 — 84,251,073
Mortgage Real Estate Investment Trusts (REITs) .................. — 969,426 — 969,426
Multiline Retail ......................................... — 2,500,327 — 2,500,327
Multi-Utilities .......................................... — 15,300,251 — 15,300,251
Oil, Gas & Consumable Fuels ............................... — 402,266,267 — 402,266,267
Paper & Forest Products .................................. — 2,394,172 — 2,394,172
Personal Products ...................................... — 2,019,204 — 2,019,204
Pharmaceuticals ....................................... — 40,681,098 — 40,681,098
Fair Value Hierarchy as of Period End (continued)

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Level 1 Level 2 Level 3 Total
Professional Services .................................... $ — $ 11,910,376 $ — $ 11,910,376
Real Estate Management & Development ....................... — 66,859,631 — 66,859,631
Road & Rail ........................................... — 51,515,887 — 51,515,887
Semiconductors & Semiconductor Equipment .................... — 57,677,976 — 57,677,976
Software ............................................. — 136,462,189 — 136,462,189
Specialty Retail ........................................ — 54,076,335 — 54,076,335
Technology Hardware, Storage & Peripherals .................... — 10,960,114 — 10,960,114
Textiles, Apparel & Luxury Goods ............................ — 5,336,085 — 5,336,085
Thrifts & Mortgage Finance ................................ — 22,307,392 — 22,307,392
Tobacco ............................................. — 5,579,023 — 5,579,023
Trading Companies & Distributors ............................ — 37,665,354 — 37,665,354
Transportation Infrastructure ............................... — 1,245,030 — 1,245,030
Water Utilities ......................................... — 1,109,927 — 1,109,927
Wireless Telecommunication Services ......................... — 67,396,415 — 67,396,415
Equity-Linked Notes ...................................... — 1,123,461,801 — 1,123,461,801
Floating Rate Loan Interests
Aerospace & Defense .................................... — 13,211,748 — 13,211,748
Airlines .............................................. — 13,421,733 — 13,421,733
Auto Components ...................................... — 4,835,604 — 4,835,604
Automobiles .......................................... — 1,906,456 — 1,906,456
Banks ............................................... — — 10,358,181 10,358,181
Beverages ........................................... — 6,220,116 — 6,220,116
Building Products ....................................... — 5,919,797 — 5,919,797
Capital Markets ........................................ — 11,894,543 9,098,925 20,993,468
Chemicals ............................................ — 19,899,462 — 19,899,462
Commercial Services & Supplies ............................. — 20,824,783 1,251,700 22,076,483
Communications Equipment ................................ — 1,754,942 — 1,754,942
Construction & Engineering ................................ — 4,514,727 13,718,389 18,233,116
Construction Materials .................................... — 6,153,117 — 6,153,117
Containers & Packaging .................................. — 9,092,988 — 9,092,988
Distributors ........................................... — 1,166,895 — 1,166,895
Diversified Consumer Services .............................. — 14,400,456 — 14,400,456
Diversified Financial Services ............................... — 15,623,400 103,938,143 119,561,543
Diversified Telecommunication Services ........................ — 21,910,042 — 21,910,042
Electric Utilities ........................................ — 1,444,502 — 1,444,502
Electrical Equipment ..................................... — 2,720,957 — 2,720,957
Electronic Equipment, Instruments & Components ................. — 1,257,298 — 1,257,298
Energy Equipment & Services .............................. — 210,311 25,670 235,981
Entertainment ......................................... — 19,710,429 2,938,788 22,649,217
Equity Real Estate Investment Trusts (REITs) .................... — 2,223,022 — 2,223,022
Food & Staples Retailing .................................. — 2,711,710 — 2,711,710
Food Products ......................................... — 18,519,694 — 18,519,694
Health Care Equipment & Supplies ........................... — 9,667,767 — 9,667,767
Health Care Providers & Services ............................ — 16,864,535 — 16,864,535
Health Care Technology .................................. — 8,017,364 — 8,017,364
Hotels, Restaurants & Leisure .............................. — 40,880,245 13,552,535 54,432,780
Household Durables ..................................... — 7,555,217 635,270 8,190,487
Household Products ..................................... — 2,421,537 — 2,421,537
Independent Power and Renewable Electricity Producers ............ — 1,460,887 — 1,460,887
Insurance ............................................ — 27,681,030 — 27,681,030
Interactive Media & Services ............................... — 9,387,887 — 9,387,887
Internet & Direct Marketing Retail ............................ — 2,799,170 1,678,401 4,477,571
IT Services ........................................... — 20,497,756 — 20,497,756
Leisure Products ....................................... — — 1,242,432 1,242,432
Life Sciences Tools & Services .............................. — 14,721,653 — 14,721,653
Machinery ............................................ — 23,216,655 — 23,216,655
Media ............................................... — 19,455,531 2,660,679 22,116,210
Metals & Mining ........................................ — 3,107,404 — 3,107,404
Multiline Retail ......................................... — 2,076,650 — 2,076,650
Oil, Gas & Consumable Fuels ............................... — 12,468,640 — 12,468,640
Personal Products ...................................... — 5,101,573 — 5,101,573
Pharmaceuticals ....................................... — 7,547,498 3,256,210 10,803,708
Professional Services .................................... — 20,927,100 — 20,927,100
Real Estate Management & Development ....................... — 3,478,780 — 3,478,780
Fair Value Hierarchy as of Period End (continued)

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Level 1 Level 2 Level 3 Total
Road & Rail ........................................... $ — $ 5,392,277 $ — $ 5,392,277
Semiconductors & Semiconductor Equipment .................... — 1,782,397 — 1,782,397
Software ............................................. — 59,654,301 1,296,322 60,950,623
Specialty Retail ........................................ — 10,797,516 — 10,797,516
Textiles, Apparel & Luxury Goods ............................ — 1,415,159 — 1,415,159
Trading Companies & Distributors ............................ — 7,946,088 771,414 8,717,502
Transportation Infrastructure ............................... — 1,411,928 1,337,796 2,749,724
Wireless Telecommunication Services ......................... — 4,101,528 — 4,101,528
Foreign Agency Obligations ................................. — 71,798,426 — 71,798,426
Foreign Government Obligations .............................. — 151,015,796 — 151,015,796
Investment Companies .................................... 606,165,407 — — 606,165,407
Non-Agency Mortgage-Backed Securities ........................ — 960,811,015 77,540,215 1,038,351,230
Preferred Securities
Banks ............................................... — 114,256,572 — 114,256,572
Capital Markets ........................................ — 75,060,372 — 75,060,372
Commercial Services & Supplies ............................. — 9,954,480 — 9,954,480
Consumer Finance ...................................... 7,825,440 52,337,044 — 60,162,484
Diversified Financial Services ............................... — 16,374,051 — 16,374,051
Electric Utilities ........................................ — 29,502,960 — 29,502,960
Independent Power and Renewable Electricity Producers ............ — 1,749,802 — 1,749,802
Insurance ............................................ 14,560,350 24,286,813 — 38,847,163
Life Sciences Tools & Services .............................. — 963,103 — 963,103
Oil, Gas & Consumable Fuels ............................... 3,020,820 40,102,988 — 43,123,808
Technology Hardware, Storage & Peripherals .................... — 21,255,029 — 21,255,029
U.S. Government Sponsored Agency Securities .................... — 5,236,248 — 5,236,248
U.S. Treasury Obligations ................................... — 146,883,105 — 146,883,105
Warrants .............................................. 18,761 — — 18,761
Short-Term Securities
Money Market Funds ...................................... 207,458,680 — — 207,458,680
Options Purchased
Equity contracts .......................................... 35,765 — — 35,765
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (11,625) (624,596) (636,221)
$ 2,142,313,518 $ 10,447,606,646 $ 244,755,067 $ 12,834,675,231
Investments valued at NAV
(b)
...................................... 101,861,137
$ —
$ 12,936,536,368
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 199,277 $ — $ 199,277
Equity contracts ........................................... 4,102,601 2,076,186 — 6,178,787
Foreign currency exchange contracts ............................ 7,664,091 5,078,162 — 12,742,253
Interest rate contracts ....................................... 6,801,843 — — 6,801,843
Liabilities
Credit contracts ........................................... — (796,481) — (796,481)
Equity contracts ........................................... (1,006,020) (190,217) — (1,196,237)
Foreign currency exchange contracts ............................ (1,553,870) (7,649,905) — (9,203,775)
Interest rate contracts ....................................... (29,866,907) — — (29,866,907)
$ (13,858,262) $ (1,282,978) $ — $ (15,141,240)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
December 31, 2022
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2022 ....................................... $ 10,267,248 $ 72,638 $ 12,110,810 $ 187,906,300 $ 72,835,034 $ (515,438) $ 282,676,592
Transfers into Level 3 ................................................. — — — — — — —
Transfers out of Level 3 ................................................ (10,267,248) (52,363) (12,110,810) (26,476,781) (49,617,826) — (98,525,028)
Accrued discounts/premiums ............................................. — — — 55,629 498,538 — 554,167
Net realized loss ..................................................... — — — (97,007) (1,116,585) — (1,213,592)
Net change in unreali zed appreciation (depreciation)
(a )
............................ — (6,193) — 3,068,253 63,358,321 (109,158) 66,311,223
Purchases ......................................................... — 64,511 — 8,506,536 — — 8,571,047
Sales ............................................................ — — — (5,202,075) (8,417,267) — (13,619,342)
Closing balance, as of December 31, 2022 ....................................
$ — $ 78,593 $ — $ 167,760,855 $ 77,540,215 $ (624,596) $ 244,755,067
Net change in unrealized appreciation (depreciation) on investments still held at December 31,
2022
( a )
.........................................................
$ — $ (6,193) $ — $ 3,068,253 $ 63,358,323 $ (109,158) $ 66,311,225
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Currency Abbreviation
AED United Arab Emirates Dirham
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SGD Singapore Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

Statement of Assets and Liabilities
(unaudited)

December 31, 2022

Financial Statements
See notes to financial statements.
BlackRock
Multi-Asset
Income Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 12,184,125,935
Investments, at value — affiliated
(c)
.......................................................................................... 753,046,654
Cash pledged:
Collateral — exchange-traded options written .................................................................................. 310,000
Collateral — OTC derivatives ............................................................................................ 910,000
Futures contracts .................................................................................................... 92,956,000
Centrally cleared swaps ................................................................................................ 212,000
Foreign currency, at value
(d)
............................................................................................... 20,350,018
Receivables: –
Investments sold .................................................................................................... 116,536,871
Securities lending income — affiliated ...................................................................................... 36,536
Swaps   .......................................................................................................... 2,173,697
Capital shares sold ................................................................................................... 21,237,108
Dividends — unaffiliated ............................................................................................... 7,588,844
Dividends — affiliated ................................................................................................. 1,218,689
Interest — unaffiliated ................................................................................................. 104,416,066
From the Manager ................................................................................................... 125,782
Variation margin on futures contracts ....................................................................................... 4,098,641
Swap premiums paid ................................................................................................... 268,625
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 5,078,162
OTC swaps ........................................................................................................ 362,292
Prepaid expenses ..................................................................................................... 214,643
Total assets .........................................................................................................
13,315,266,563
LIABILITIES
Bank overdraft ........................................................................................................ 40,503,024
Cash received:
Collateral — OTC derivatives ............................................................................................ 2,009,000
Collateral on securities loaned ............................................................................................. 104,596,606
Options written, at value
(e)
................................................................................................ 8,793
Payables: –
Investments purchased ................................................................................................ 9,559,704
Accounting services fees ............................................................................................... 574,868
Administration fees ................................................................................................... 386,622
Capital shares redeemed ............................................................................................... 70,699,556
Custodian fees ...................................................................................................... 762,842
Deferred foreign capital gain tax .......................................................................................... 1,275,220
Income dividend distributions ............................................................................................ 8,234,536
Investment advisory fees ............................................................................................... 5,042,684
Trustees' and Officer's fees ............................................................................................. 43,366
Professional fees .................................................................................................... 128,060
Registration fees .................................................................................................... 757,432
Service and distribution fees ............................................................................................. 1,645,800
Transfer agent fees .................................................................................................. 3,298,527
Other accrued expenses ............................................................................................... 114,977
Variation margin on futures contracts ....................................................................................... 8,205,410
Variation margin on centrally cleared swaps .................................................................................. 15,896
Swap premiums received ................................................................................................ 1,401,662
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 7,649,905
OTC swaps ........................................................................................................ 913,911
Unfunded floating rate loan interests ....................................................................................... 636,221
Total liabilities ........................................................................................................
268,464,622
NET ASSETS ........................................................................................................
$ 13,046,801,941

Statement of Assets and Liabilities
(unaudited) (continued)
December 31, 2022
2022
BlackRock Annual Report to Shareholders

BlackRock
Multi-Asset
Income Portfolio
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 15,615,987,862
Accumulated loss ..................................................................................................... (2,569,185,921)
NET ASSETS ........................................................................................................
$ 13,046,801,941
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 13,066,180,243
(b)
  Securities loaned, at value .............................................................................................. $ 100,045,341
(c)
  Investments, at cost — affiliated .......................................................................................... $ 748,873,310
(d)
  Foreign currency, at cost ............................................................................................... $ 20,269,547
(e)
  Premiums received .................................................................................................. $ 25,267
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
December 31, 2022

Financial Statements
See notes to financial statements.
BlackRock Multi-
Asset Income
Portfolio
NET ASSET VALUE
Institutional
Net assets ..........................................................................................................
$ 7,060,921,532
Shares outstanding ...................................................................................................
739,542,546
Net asset value ......................................................................................................
$ 9.55
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Investor A
Net assets ..........................................................................................................
$ 4,248,921,181
Shares outstanding ...................................................................................................
445,536,147
Net asset value ......................................................................................................
$ 9.54
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Investor C
Net assets ..........................................................................................................
$ 810,364,469
Shares outstanding ...................................................................................................
85,078,626
Net asset value ......................................................................................................
$ 9.52
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Class K
Net assets ..........................................................................................................
$ 926,594,759
Shares outstanding ...................................................................................................
97,096,581
Net asset value ......................................................................................................
$ 9.54
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
RETINC-12/22-AR

Item 2 – Code of Ethics – The
registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Retirement Income 2030 Fund	$23,000	$23,000	$0	$0	$0	$0	$0	$0
BlackRock Retirement Income 2040 Fund	$23,000	$23,000	$0	$0	$0	$0	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”)and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to each Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the registrant’s Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the registrant’s Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)  The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Retirement Income 2030 Fund	$0	$0
BlackRock Retirement Income 2040 Fund	$0	$0

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments are included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –   Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

  <<section302>>
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:
/s/ John M. Perlowski
_
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds II

Date:
February 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ John M. Perlowski
_
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds II

Date:
February 23, 2023

By:
/s/ Trent Walker
_
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date:
February 23, 2023